As filed with the Securities and Exchange Commission on July 29, 2004
                        Securities Act File No. 33-37458
                    Investment Company Act File No. 811-06199
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. ______                                  [ ]
         Post-Effective Amendment No.  47                                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.   48                                                  [X]

                        (Check appropriate box or boxes.)


                       THE NOTTINGHAM INVESTMENT TRUST II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

 116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27801-0069
--------------------------------------------------------------------------------
                  (Address of Principal Executive Offices)             (ZipCode)

        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                            --------------

                               C. Frank Watson III
 116 South Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27801-0069
 -------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                              F. Scott Thomas, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing
                                               ---------------------------------


It is proposed that this filing will become effective:  (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b);
     [ ] on ______ (date) pursuant to paragraph (b);
     [ ] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ______ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ______ (date) pursuant to paragraph (a)(2) of rule 485.

                       THE NOTTINGHAM INVESTMENT TRUST II


                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Capital Value Fund
    -Part A - Investor Class Shares Prospectus
    -Part A - T Shares Prospectus
    -Part B - Statement of Additional Information
EARNEST Partners Fixed Income Trust
    -Part A - Institutional Shares Prospectus
    -Part B - Statement of Additional Information
WST Growth Fund
    -Part A - Institutional Class Shares Prospectus
    -Part A - Investor Class Shares Prospectus
    -Part A - Class C Shares Prospectus
    -Part B - Statement of Additional Information
The Brown Capital Management Equity Fund
The Brown Capital Management Balanced Fund
The Brown Capital Management Small Company Fund
The Brown Capital Management International Equity Fund
The Brown Capital Management Mid-Cap Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Investor Shares Prospectus - The Brown Capital Management
              Mid-Cap Fund
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES



Cusip Number 66976M102                                      NASDAQ Symbol CAPVX

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                   A series of
                       The Nottingham Investment Trust II

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  July 29, 2004






The Capital Value Fund ("Fund") seeks maximum total return consisting of any combination of capital appreciation and income. This prospectus relates to the Investor Class Shares of the Fund. The Fund also offers T Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                        Capital Investment Counsel, Inc.
                               17 Glenwood Avenue
                              Post Office Box 32249
                          Raleigh, North Carolina 27622

                                 1-800-525-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks of Investing in the Fund....................................4
   Bar Chart and Performance Table.............................................6
   Fees and Expenses of the Fund...............................................7

MANAGEMENT OF THE FUND.........................................................9
----------------------

   The Investment Advisor......................................................9
   The Administrator..........................................................10
   The Transfer Agent.........................................................10
   The Distributor............................................................10

YOUR INVESTMENT IN THE FUND...................................................11
---------------------------

   Minimum Investment.........................................................11
   Purchase and Redemption Price..............................................11
   Purchasing Shares..........................................................14
   Redeeming Your Shares......................................................16

OTHER IMPORTANT INVESTMENT INFORMATION........................................18
--------------------------------------

   Dividends, Distributions, and Taxes........................................18
   Financial Highlights.......................................................20
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Capital Value Fund seeks maximum total return consisting of any combination of capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a flexible portfolio of:

     o    equity securities,
     o    fixed income securities, and
     o    money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Capital Investment Counsel, Inc. ("Advisor") will vary the percentage of Fund assets invested in equity securities, fixed income securities, and money market instruments depending upon the Advisor's view of:

     o    market and economic conditions,
     o    trends in business environment,
     o    trends in yields and interest rates,
     o    prospects  for  particular   industries   within  the  overall  market
          environment, and
     o    possible changes in fiscal or monetary policy.

Equity Securities. The Advisor seeks to identify equity securities that are undervalued in the securities markets. Candidates for such investment will usually include the equity securities of domestic, established companies whose underlying value of assets owned by the company, or "break-up value," is close to or greater than the market valuation of those same assets.

The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or in the over-the-counter market. In determining whether a company is appropriate for inclusion in the portfolio, the Advisor considers, among other things, such factors as:

     o    strong asset holdings in cash,
     o    current market value of real estate,
     o    favorable debt to asset and debt to equity ratios, and
     o    strength of management.

In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Fixed Income Securities. The Fund's fixed income investments may include corporate debt obligations and U.S. government securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon:

     o    the current and expected trend in interest rates,
     o    credit quality of the fixed income securities,
     o relative attractiveness of fixed income securities versus equity securities, and
     o    the overall economic situation, current and expected.

Corporate debt obligations purchased by the Fund will consist of "investment-grade" securities. Investment-grade securities will include those securities that are rated at least "Baa" by Moody's Investors Services Inc. ("Moody's"), "BBB" by Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Services Inc. or, if not rated, of equivalent quality in the Advisor's opinion. While the Advisor utilizes the ratings of the various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis to determine whether an issuer is creditworthy. If a corporate debt obligation held by the Fund falls below one of the credit ratings described above and is no longer considered to be "investment-grade" by any credit rating service rating that particular security, the Advisor will re-evaluate the issuer's credit standing to determine if the investment should continue to be held by the Fund. If the Advisor determines that the issuer remains creditworthy, the Advisor may retain the investment for the Fund.

The Advisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include:

     o    money supply growth,
     o    rate of unemployment,
     o    changes in consumer, wholesale and producer prices,
     o    prices of raw materials and commodities,
     o    industrial prices,
     o    capital spending statistics,
     o    Gross National Product ("GNP"),
     o    industrial production data,
     o    impact of inflation, or
     o attitudes and concerns of key officials in the Federal Reserve and U.S. government.

Money Market Instruments. Investments may also be made in money market instruments under circumstances when the Advisor believes the short-term, stable nature of money market instruments is the best means of achieving the Fund's goal of maximum total return. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the "Financial Highlights" section of this Prospectus for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Advisor's decision to hold a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor that can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by S&P or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds or Lower-rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o    Foreign  Securities:  The Fund may invest up to 10% of its total  assets in foreign securities. Investment in foreign securities presents special circumstances not typically associated with investment in domestic securities that may reduce the value of these securities, such as: additional foreign taxes on dividends; currency exchange rate fluctuations; at times, less volume and liquidity in the markets for these securities; unfavorable differences between U.S. and foreign economies and government regulations; and possible additional U.S. governmental regulations and taxation imposed on foreign investment. Also, there may be difficulty in obtaining accurate information regarding individual securities due to lack of uniform accounting, auditing and financial reporting standards by foreign countries; less public information; and less regulation of foreign issuers. Additionally, some countries have been known to expropriate or nationalize assets; and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. Because of some of these additional risks of foreign securities, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



[BAR CHART HERE]

                             Investor Class Shares
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1994 -    0.95%
                                 1995 -   21.47%
                                 1996 -    9.86%
                                 1997 -   21.44%
                                 1998 -   21.32%
                                 1999 -   36.41%
                                 2000 - (13.80)%
                                 2001 - (12.56)%
                                 2002 - (18.68)%
                                 2003 -  21.44 %


o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 30.75% (quarter ended December 31, 1999).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.36)% (quarter ended September 30, 2001).
o The year-to-date return as of the most recent calendar quarter was (2.70)% (quarter ended June 30, 2004).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.


The table shown on the next page provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and ten years compare to those of a broad-based securities market index and an index representative of the bond market. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------- -------------- ------------ -----------
          Average Annual Total Returns                      Past 1       Past 5       Past 10
        Periods Ended December 31, 2003                      Year        Years         Years
------------------------------------------------------- -------------- ------------ -----------
Capital Value Fund - Investor Class Shares*
  Before taxes                                             17.19 %       (0.41)%       6.88 %
  After taxes on distributions                             17.19 %       (1.79)%       5.17 %
  After taxes on distributions and sale of shares          11.18 %       (0.63)%       5.37 %
------------------------------------------------------- -------------- ------------ -----------
Benchmark of 60% S&P 500 Total Return Index / 40%
Lehman Brothers Aggregate Bond Index **                    19.84 %        1.37 %       9.59 %
------------------------------------------------------- -------------- ------------ -----------
S&P 500 Total Return Index**                               28.68 %       (0.57)%      11.07 %
------------------------------------------------------- -------------- ------------ -----------
Lehman Brothers Aggregate Bond Index**                      4.10 %        6.62 %       6.95 %
------------------------------------------------------- -------------- ------------ -----------

* The maximum sales load is reflected in the table above for the Investor Class Shares.
** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price
   Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses or taxes. If these indices did pay commissions, expenses or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) .........................3.50%
     Redemption fee (as a percentage of amount redeemed)..............None

            Annual Fund Operating Expenses For Investor Class Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

      Management Fees.................................................0.60%
      Distribution and/or Service (12b-1) Fees........................0.50%
      Other Expenses..................................................3.02%*
                                                                     -----
          Total Annual Fund Operating Expenses....................... 4.12%*
                                                                     =====

*"Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2004.


Example. The example below shows you the expenses you may pay over time by investing in the Investor Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------ -------------- -------------- --------------
   Period Invested       1 Year       3 Years        5 Years        10 Years
--------------------- ------------ -------------- -------------- --------------
      Your Costs          $749         $1,559         $2,382        $4,505
--------------------- ------------ -------------- -------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Investment Counsel, Inc., 17 Glenwood Avenue, Post Office Box 32249, Raleigh, North Carolina 27622. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees ("Trustees") of The Nottingham Investment Trust II ("Trust") and pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a North Carolina corporation in 1984, is controlled through ownership by Richard K. Bryant and E.O. Edgerton, Jr. They also control the Fund's distributor, Capital Investment Group, Inc. ("Distributor"). The Advisor currently serves as investment advisor to approximately $235 million in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business and individual accounts since its formation.

Mr. Edgerton, President and a principal of the Advisor and an officer of the Fund, and W. Harold Eddins, a Portfolio Manager of the Advisor, are responsible for the day-to-day management of the Fund's portfolio. Mr. Edgerton has served in this capacity since the inception of the Fund in 1990, while Mr. Eddins has served in such capacity since May 1997. Messrs. Edgerton and Eddins have been with the Advisor since 1984 and 1987, respectively.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.60% of the first $250 million of the Fund's net assets and 0.50% of all assets over $250 million. As a result, during the most recent fiscal year ended March 31, 2004, advisory fees paid to the Advisor by the Fund as a percentage of average net assets were 0.60%.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades may be cleared through the Distributor, a registered broker-dealer affiliate of the Advisor.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to
Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the Fund's administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled, "Your Investment in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement"). The Distributor is an affiliate of the Advisor. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the Investor Class Shares and T Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                           YOUR INVESTMENT IN THE FUND
                           ---------------------------

Other Class of Shares. The Fund currently has two classes of shares registered for investment: Investor Class Shares and T Shares. Both classes of shares are invested in the same portfolio of securities. The only difference between the two classes of shares is that the Investor Class Shares are subject to a front-end sales load but lower Rule 12b-1 fees than the T Shares. The T Shares have no front-end sales load but higher Rule 12b-1 fees.


MINIMUM INVESTMENT

Investor Class Shares are sold subject to a sales charge of 3.50%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value.

All shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares. The minimum initial investment is $5,000 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan or purchasing under the telephone purchase option). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Investor Class Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

-------------------------------------- ---------------------- ------------------- -------------------------------
                                                                  Sales Charge      Sales Dealers Discounts and
    Amount of Transaction  At            Charge As % of Net      As % of Public       Brokerage Commissions as
       Public Offering Price              Amount Invested        Offering Price     % of Public Offering Price
-------------------------------------- ---------------------- ------------------- -------------------------------
         Less than $100,000                    3.63%                3.50%                     3.00%
-------------------------------------- ---------------------- ------------------- -------------------------------
   $100,000 but less than $250,000             3.09%                3.00%                     2.50%
-------------------------------------- ---------------------- ------------------- -------------------------------
   $250,000 but less than $500,000             2.56%                2.50%                     2.00%
-------------------------------------- ---------------------- ------------------- -------------------------------
  $500,000 but less than $1,000,000            2.04%                2.00%                     1.50%
-------------------------------------- ---------------------- ------------------- -------------------------------
         $1,000,000 or more                    1.01%                1.00%                     0.50%
-------------------------------------- ---------------------- ------------------- -------------------------------


From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

o Concurrent Purchases. For purposes of qualifying for a lower sales charge for Investor Class Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and Investor Class Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

o Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

o Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the Fund Shares Application.

o Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

o Sales at Net Asset Value. In order to encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

See the Statement of Additional Information ("SAI") for additional information on reduced sales charges.

Distribution of the Fund's Shares. For the Investor Class Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plan"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Class Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay annually 0.50% of the average daily net assets of the Fund's Investor Class Shares for activities primarily intended to result in the sale of those shares or servicing of shareholders investing in those shares, including to reimburse entities for providing distribution and shareholder servicing with respect to the Fund's Investor Class Shares. In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's Investor Class Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value for that class of shares after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share for each class of shares is calculated by dividing the value of the total assets, less liabilities (including expenses, which are accrued daily) applicable to that class of shares, by the total number of outstanding shares of that class. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset values of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The Fund's net asset value per share for each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotes are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters Affecting Purchases and Redemptions. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Value Fund," to:

             Capital Value Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital  Value Fund  Investor  Class Shares
             Acct. # 2000000862110
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price for that class of shares. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Telephone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-525-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange Investor Class Shares of the Fund for Investor Class Shares of any other series of the Trust advised by the Fund's Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Value Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and the designation of class (Investor),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                OTHER IMPORTANT INVESTMENT INFORMATION
                --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the last five fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund's Investor Class Shares. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-525-3863.


                                                        Investor Class Shares
                                                        ---------------------
                                            (For a Share Outstanding Throughout the Year)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For Fiscal Years Ended March 31,
                                                               2004           2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

 (Loss) income from investment operations
      Net investment (loss) income ......................        (0.12)         (0.03)         (0.04)         (0.01)          0.01
      Net realized and unrealized gain (loss) on investments      2.53          (2.11)         (0.58)         (5.70)          6.99
                                                           -----------    -----------    -----------    -----------    -----------

          Total from investment operations ..............         2.41          (2.14)         (0.62)         (5.71)          7.00
                                                           -----------    -----------    -----------    -----------    -----------

 Less Distributions to shareholders from
      Net investment income .............................         0.00           0.00           0.00           0.00          (0.01)
      Net realized gain from investment transactions ....         0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                                           -----------    -----------    -----------    -----------    -----------

          Total distributions ...........................         0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     11.01    $      8.60    $     10.78    $     11.69    $     20.98
                                                           ===========    ===========    ===========    ===========    ===========


Total return (a) ........................................        28.02 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year (in thousands)...............  $     4,425    $     3,637    $     9,743    $    12,142    $    16,487
                                                           ===========    ===========    ===========    ===========    ===========

    Ratio of expenses to average net assets .........             4.12 %         3.65 %         2.48 %         1.99 %         1.95 %

    Ratio of net investment (loss) income to average net assets  (1.11)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

    Portfolio turnover rate .........................            51.27 %        27.48 %        12.57 %        55.35 %        34.93 %

(a) Total return does not reflect payment of a sales charge.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL VALUE FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:


By telephone:       1-800-525-3863

By mail:            Capital Value Fund
                    Investor Class Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

              Investment Company Act file number 811-06199

________________________________________________________________________________

                               CAPITAL VALUE FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________








                               [Company logo here]





                                   PROSPECTUS









                                  July 29, 2004

Cusip Number 66976M789                                      NASDAQ Symbol (N/A)


________________________________________________________________________________

                               CAPITAL VALUE FUND

                                   A series of
                       The Nottingham Investment Trust II

                                    T SHARES
________________________________________________________________________________

                                   PROSPECTUS
                                  July 29, 2004





The Capital Value Fund ("Fund") seeks maximum total return consisting of any combination of capital appreciation and income. This prospectus relates to the T Shares of the Fund. The Fund also offers Investor Class Shares, which are offered by another prospectus.



                               Investment Advisor
                               ------------------

                        Capital Investment Counsel, Inc.
                               17 Glenwood Avenue
                              Post Office Box 32249
                          Raleigh, North Carolina 27622

                                 1-800-525-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

   Investment Objective........................................................2
   Principal Investment Strategies.............................................2
   Principal Risks of Investing in the Fund....................................4
   Bar Chart and Performance Table.............................................6
   Fees and Expenses of the Fund...............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

   The Investment Advisor......................................................8
   The Administrator...........................................................9
   The Transfer Agent..........................................................9
   The Distributor.............................................................9

YOUR INVESTMENT IN THE FUND...................................................10
---------------------------

   Minimum Investment.........................................................10
   Purchase and Redemption Price..............................................11
   Purchasing Shares..........................................................11
   Redeeming Your Shares......................................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

   Dividends, Distributions, and Taxes........................................15
   Financial Highlights.......................................................17
   Additional Information.............................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Capital Value Fund seeks maximum total return consisting of any combination of capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a flexible portfolio of:

     o    equity securities,
     o    fixed income securities, and
     o    money market instruments.

The capital appreciation portion of the Fund's objective will be achieved by investing in equity securities. The income portion of the Fund's objective will be achieved by investing in fixed income securities and money market instruments.

Capital Investment Counsel, Inc. ("Advisor") will vary the percentage of Fund assets invested in equity securities, fixed income securities, and money market instruments depending upon the Advisor's view of:

     o    market and economic conditions,
     o    trends in business environment,
     o    trends in yields and interest rates,
     o    prospects  for  particular   industries   within  the  overall  market
          environment, and
     o    possible changes in fiscal or monetary policy.

Equity Securities. The Advisor seeks to identify equity securities that are undervalued in the securities markets. Candidates for such investment will usually include the equity securities of domestic, established companies whose underlying value of assets owned by the company, or "break-up value," is close to or greater than the market valuation of those same assets.

The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or in the over-the-counter market. In determining whether a company is appropriate for inclusion in the portfolio, the Advisor considers, among other things, such factors as:

     o    strong asset holdings in cash,
     o    current market value of real estate,
     o    favorable debt to asset and debt to equity ratios, and
     o    strength of management.

In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stock, convertible preferred stock, and convertible bonds.

Fixed Income Securities. The Fund's fixed income investments may include corporate debt obligations and U.S. government securities. The maturity of the fixed income securities purchased and held by the Fund will depend upon:

     o    the current and expected trend in interest rates,
     o    credit quality of the fixed income securities,
     o relative attractiveness of fixed income securities versus equity securities, and
     o    the overall economic situation, current and expected.

Corporate debt obligations purchased by the Fund will consist of "investment-grade" securities. Investment-grade securities will include those securities that are rated at least "Baa" by Moody's Investors Services Inc. ("Moody's"), "BBB" by Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Services Inc. or, if not rated, of equivalent quality in the Advisor's opinion. While the Advisor utilizes the ratings of the various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis to determine whether an issuer is creditworthy. If a corporate debt obligation held by the Fund falls below one of the credit ratings described above and is no longer considered to be "investment-grade" by any credit rating service rating that particular security, the Advisor will re-evaluate the issuer's credit standing to determine if the investment should continue to be held by the Fund. If the Advisor determines that the issuer remains creditworthy, the Advisor may retain the investment for the Fund.

The Advisor will consider a number of factors in determining when to purchase and sell the investments of the Fund and when to invest for long, intermediate, or short maturities. Such factors may include:

     o    money supply growth,
     o    rate of unemployment,
     o    changes in consumer, wholesale and producer prices,
     o    prices of raw materials and commodities,
     o    industrial prices,
     o    capital spending statistics,
     o    Gross National Product ("GNP"),
     o    industrial production data,
     o    impact of inflation, or
     o attitudes and concerns of key officials in the Federal Reserve and U.S. government.

Money Market Instruments. Investments may also be made in money market instruments under circumstances when the Advisor believes the short-term, stable nature of money market instruments is the best means of achieving the Fund's goal of maximum total return. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the "Financial Highlights" section of this Prospectus for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Advisor's decision to hold a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor that can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated BBB by S&P or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds or Lower-rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by S&P or Moody's, respectively, are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o    Foreign  Securities:  The Fund may invest up to 10% of its total  assets in foreign securities. Investment in foreign securities presents special circumstances not typically associated with investment in domestic securities that may reduce the value of these securities, such as: additional foreign taxes on dividends; currency exchange rate fluctuations; at times, less volume and liquidity in the markets for these securities; unfavorable differences between U.S. and foreign economies and government regulations; and possible additional U.S. governmental regulations and taxation imposed on foreign investment. Also, there may be difficulty in obtaining accurate information regarding individual securities due to lack of uniform accounting, auditing and financial reporting standards by foreign countries; less public information; and less regulation of foreign issuers. Additionally, some countries have been known to expropriate or nationalize assets; and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. Because of some of these additional risks of foreign securities, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE*

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                             Investor Class Shares
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1994 -    0.95%
                                 1995 -   21.47%
                                 1996 -    9.86%
                                 1997 -   21.44%
                                 1998 -   21.32%
                                 1999 -   36.41%
                                 2000 - (13.80)%
                                 2001 - (12.56)%
                                 2002 - (18.68)%
                                 2003 -  21.44 %


o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 30.75% (quarter ended December 31, 1999).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.36)% (quarter ended September 30, 2001).
o The year-to-date return as of the most recent calendar quarter was (2.70)% (quarter ended June 30, 2004).
o Sales loads are not reflected in the chart above or table below, since they are not applicable to the T Shares.


The table shown on the next page provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and ten years compare to those of a broad-based securities market index and an index representative of the bond market. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------------------------------------------- -------------- ------------ -----------
          Average Annual Total Returns                      Past 1       Past 5       Past 10
        Periods Ended December 31, 2003                      Year         Years        Years
------------------------------------------------------- -------------- ------------ -----------
Capital Value Fund - Investor Class Shares^1
  Before taxes                                              21.44 %        0.31 %      7.40 %
  After taxes on distributions                              21.44 %       (1.09)%      5.55 %
  After taxes on distributions and sale of shares           13.94 %       (0.02)%      5.72 %
------------------------------------------------------- -------------- ------------ -----------
Benchmark of 60% S&P 500 Total Return Index / 40%
Lehman Brothers Aggregate Bond Index ^2                     19.84 %        1.37 %      9.59 %
------------------------------------------------------- -------------- ------------ -----------
S&P 500 Total Return Index^2                                28.68 %       (0.57)%     11.07 %
------------------------------------------------------- -------------- ------------ -----------
Lehman Brothers Aggregate Bond Index^2                       4.10 %        6.62 %      6.95 %
------------------------------------------------------- -------------- ------------ -----------

   ^1The maximum sales load of 3.50% for the Investor Class Shares is not reflected in the table above, since it is not applicable to the T Shares.

   ^2The S&P 500 Total  Return  Index is the  Standard  & Poor's  Composite
     Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses or taxes. If these indices did pay commissions, expenses or taxes, their returns would be lower.

            *

*The performance information presented above is based upon the average annual total returns of the Investor Class Shares, without the sales load to reflect the fact that the T Shares do not charge a sales load. The performance information of the Investor Class Shares has been used for this purpose because the T Shares are a new class of shares that have no performance history. However, the annual returns for both classes are expected to be substantially similar because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold T Shares of the Fund:

                          Shareholder Fees For T Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) .......................None
     Redemption fee
         (as a percentage of amount redeemed).......................None

                   Annual Fund Operating Expenses For T Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

     Management Fees................................................0.60%
     Distribution and/or Service (12b-1) Fees.......................0.75%
     Other Expenses.................................................3.02%*
                                                                   -----
         Total Annual Fund Operating Expenses.......................4.37%*
                                                                   =====

  *"Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2004, adjusted to reflect the fees and expenses of the T Shares offered by this Prospectus.


Example. The example below shows you the expenses you may pay over time by investing in the T Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------ ------------- ------------- ----------------
   Period Invested       1 Year       3 Years       5 Years       10 Years
--------------------- ------------ ------------- ------------- ----------------
      Your Costs          $438         $1,323        $2,220        $4,510
--------------------- ------------ ------------- ------------- ----------------

                           MANAGEMENT OF THE FUND
                           ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Capital Investment Counsel, Inc., 17 Glenwood Avenue, Post Office Box 32249, Raleigh, North Carolina 27622. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees ("Trustees") of The Nottingham Investment Trust II ("Trust") and pursuant to an investment advisory agreement with the Trust, the Advisor provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a North Carolina corporation in 1984, is controlled through ownership by Richard K. Bryant and E.O. Edgerton, Jr. They also control the Fund's distributor, Capital Investment Group, Inc. ("Distributor"). The Advisor currently serves as investment advisor to approximately $235 million in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business and individual accounts since its formation.

Mr. Edgerton, President and a principal of the Advisor and an officer of the Fund, and W. Harold Eddins, a Portfolio Manager of the Advisor, are responsible for the day-to-day management of the Fund's portfolio. Mr. Edgerton has served in this capacity since the inception of the Fund in 1990, while Mr. Eddins has served in such capacity since May 1997. Messrs. Edgerton and Eddins have been with the Advisor since 1984 and 1987, respectively.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.60% of the first $250 million of the Fund's net assets and 0.50% of all assets over $250 million. As a result, during the most recent fiscal year ended March 31, 2004, advisory fees paid to the Advisor by the Fund as a percentage of average net assets were 0.60%.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers. Certain securities trades may be cleared through the Distributor, a registered broker-dealer affiliate of the Advisor.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Fund will adhere to
Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the Fund's administrator and fund accounting agent for the Fund. The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled, "Your Investment in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.


THE DISTRIBUTOR

Capital Investment Group, Inc. is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement"). The Distributor is an affiliate of the Advisor. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the T Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plan"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's T Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay annually 0.75% of the average daily net assets of the Fund's T Shares for activities primarily intended to result in the sale of those shares or servicing of shareholders investing in those shares, including to reimburse entities for providing distribution and shareholder servicing with respect to the Fund's T Shares. In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's T Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the management fees and Rule 12b-1 fees for the T Shares and Investor Class Shares of the Fund, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer agent, independent accountants, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                           YOUR INVESTMENT IN THE FUND
                           ---------------------------

Other Class of Shares. The Fund currently has two classes of shares registered for investment: Investor Class Shares and T Shares. Both classes of shares are invested in the same portfolio of securities. The only difference between the two classes of shares is that the Investor Class Shares are subject to a front-end sales load but lower Rule 12b-1 fees than the T Shares. The T Shares have no front-end sales load but higher Rule 12b-1 fees.


MINIMUM INVESTMENT

T Shares are sold at the net asset value applicable to the T Shares and do not include any sales load. Shares are redeemed at the net asset value applicable to the T Shares.

All shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares. The minimum initial investment is $5,000 ($1,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Transfer to Minors Act). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan or purchasing under the telephone purchase option). The Fund may, in the Advisor's sole discretion, waive such minimum investment amounts.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value for that class of shares after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share for each class of shares is calculated by dividing the value of the total assets, less liabilities (including expenses, which are accrued daily) applicable to that class of shares, by the total number of outstanding shares of that class. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset values of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The Fund's net asset value per share for each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotes are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters Affecting Purchases and Redemptions. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the

SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "Capital Value Fund - T Shares," to:

             Capital Value Fund
             T Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the application. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-800-525-3863, before wiring funds, to advise the Fund of the investment, the dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the Capital Value Fund - T Shares
             Acct. # 2000000862110
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price for that class of shares. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-525-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Telephone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-525-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange T Shares of the Fund for T Shares of any other series of the Trust advised by the Fund's Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Capital Value Fund
             T Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and the designation of class (T Shares),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-525-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($1,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) changes of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and same capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the last five fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Investor Class Shares of the Fund. Because the T Shares is a new class and did not commence operations prior to March 31, 2004, there are no financial data to be presented in this Prospectus for the T Shares. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-525-3863.


                                                        Investor Class Shares
                                                        ---------------------
                                            (For a Share Outstanding Throughout the Year)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For Fiscal Years Ended March 31,
                                                               2004           2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

 (Loss) income from investment operations
      Net investment (loss) income ......................        (0.12)         (0.03)         (0.04)         (0.01)          0.01
      Net realized and unrealized gain (loss) on investments      2.53          (2.11)         (0.58)         (5.70)          6.99
                                                           -----------    -----------    -----------    -----------    -----------

          Total from investment operations ..............         2.41          (2.14)         (0.62)         (5.71)          7.00
                                                           -----------    -----------    -----------    -----------    -----------

 Less Distributions to shareholders from
      Net investment income .............................         0.00           0.00           0.00           0.00          (0.01)
      Net realized gain from investment transactions ....         0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                                           -----------    -----------    -----------    -----------    -----------

          Total distributions ...........................         0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     11.01    $      8.60    $     10.78    $     11.69    $     20.98
                                                           ===========    ===========    ===========    ===========    ===========


Total return (a) ........................................        28.02 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year (in thousands)...............  $     4,425    $     3,637    $     9,743    $    12,142    $    16,487
                                                           ===========    ===========    ===========    ===========    ===========

    Ratio of expenses to average net assets .........             4.12 %         3.65 %         2.48 %         1.99 %         1.95 %

    Ratio of net investment (loss) income to average net assets  (1.11)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

    Portfolio turnover rate .........................            51.27 %        27.48 %        12.57 %        55.35 %        34.93 %

(a) Total return does not reflect payment of a sales charge.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                    T SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:

By telephone:       1-800-525-3863

By mail:            Capital Value Fund
                    T Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                               CAPITAL VALUE FUND

                                    T SHARES
________________________________________________________________________________








                               [Company logo here]





                                   PROSPECTUS









                                  July 29, 2004

CUSIP Number 66976M508                                      NASDAQ Symbol IVFTX

________________________________________________________________________________

                       EARNEST PARTNERS FIXED INCOME TRUST

                                   A series of
                       The Nottingham Investment Trust II

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________



                                   PROSPECTUS
                                  July 29, 2004


The EARNEST  Partners Fixed Income Trust seeks to preserve  capital and maximize
total  return  through  active  management  of  investment-grade   fixed  income
securities.




                               Investment Advisor
                               ------------------

                            EARNEST PARTNERS [LOGO]


                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                             Atlanta, Georgia 30309

                                 1-800-525-3863






The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------

      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------

      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares........................................................8
      Redeeming Your Shares...................................................10

OTHER IMPORTANT INVESTMENT INFORMATION........................................13
--------------------------------------

      Dividends, Distributions, and Taxes.....................................13
      Financial Highlights ...................................................14
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The EARNEST Partners Fixed Income Trust ("Fund") seeks to preserve capital and maximize total return through active management of investment-grade fixed-income securities.


PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in market sectors or particular securities that the Fund's investment advisor, EARNEST Partners Limited, LLC ("Advisor"), believes are undervalued due to market inefficiencies.

The Advisor implements this strategy by calculating an expected yield for various market sectors and securities and comparing the results to actual market yield levels. The expected yield is calculated using such factors as quality, duration, liquidity, and the relationship between price and yield. Investment decisions are made based upon opportunities the Advisor perceives to exist as a result of the differences in the expected yield and the actual market level yield.

The Advisor also considers the following when selecting securities:

o historical yield relationship between a security and a corresponding benchmark;
o    credit risk;
o    market volatility;
o    interest rate levels relative to historical interest rate levels; and
o supply and demand factors (i.e. spreads tend to widen when supply for a security exceeds demand).

An example for such an investment might be a particular security guaranteed by the U.S. government, which may be too small for many fixed-income dealers. With fewer buyers in the marketplace for such a security, a lower price and higher yield may be available, without any increase in credit risk.

In managing the Fund, the following additional restrictions are used:

o    The Fund will not engage in "market timing."
o Portfolio duration will vary between 2 and 7 years, which is currently approximately equivalent to a 3 to 12 year average life. Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates. Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.
o At least 90% of the portfolio will be in bonds rated "A" or better at all times by a nationally recognized securities rating organization ("NRSRO").
o The Fund will not purchase any bonds rated below investment-grade by any NRSRO.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuations in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in other transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. The reverse is also true. Consequently, there is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value due to interest rate changes.

o Maturity Risk: Maturity risk is another factor which can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are generally rated by NRSROs. Fixed income securities rated BBB by Standard & Poor's(R) Rating Services or Baa by Moody's Investor Services, Inc. are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for greater impact on the Fund's performance.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transactions costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the "Financial Highlights" section of this Prospectus for the Fund's portfolio turnover rates for prior periods.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1994 - (3.78)%
                                 1995 - 16.82 %
                                 1996 -  4.08 %
                                 1997 -  9.17 %
                                 1998 -  7.64 %
                                 1999 - (1.13)%
                                 2000 - 11.21 %
                                 2001 -  5.59 %
                                 2002 - 12.59 %
                                 2003 -  3.60 %

     o During the 10-year period shown in the bar chart, the highest return for a calendar quarter was 6.41% (quarter ended June 30, 1995).
     o During the 10-year period shown in the bar chart, the lowest return for a calendar quarter was (3.84)% (quarter ended March 31, 1994).
     o The year-to-date return as of the most recent calendar quarter was (0.11)% (quarter ended June 30, 2004).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and ten years compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------- ------------ ------------ -------------
          Average Annual Total Returns                      Past 1       Past 5       Past 10
        Periods Ended December 31, 2003                      Year        Years         Years
-------------------------------------------------------- ------------ ------------ -------------
EARNEST Partners Fixed Income Trust
   Before taxes                                              3.60%        6.25%        6.41%
   After taxes on distributions                              2.43%        4.10%        4.02%
   After taxes on distributions and sale of shares           2.33%        3.97%        3.95%
-------------------------------------------------------- ------------ ------------ -------------
Lehman Brothers Aggregate Bond Index*                        5.40%        7.29%        7.54%
-------------------------------------------------------- ------------ ------------ -------------

     * The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund:

                 Shareholder Fees For Institutional Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

    Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) .........................None
    Redemption Fee
        (as a percentage of amount redeemed) ........................None

          Annual Fund Operating Expenses For Institutional Class Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management Fees..........................................0.45%
    Distribution and/or Service (12b-1) Fees.................None
    Other Expenses...........................................0.50%
                                                             -----
        Total Annual Fund Operating Expenses........................ 0.95%*
        Fee Waivers and/or Expense Reimbursement....................(0.55%)
                                                                    -----
        Net Expenses.................................................0.40%
                                                                    =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Class Shares of the Fund for the fiscal year ended March 31, 2004. The Advisor has entered into an Expense Limitation Agreement with The Nottingham Investment Trust II under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 0.40% of the average daily net assets of the Institutional Class Shares of the Fund for the fiscal year ending March 31, 2005. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 0.40% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.


Example. This example shows you the expenses you may pay over time by investing in the Institutional Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


------------------- ------------- -------------- -------------- ----------------
  Period Invested      1 Year        3 Years        5 Years        10 Years
------------------- ------------- -------------- -------------- ----------------
     Your Costs         $41           $248           $472           $1,116
------------------- ------------- -------------- -------------- ----------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

EARNEST Partners Limited, LLC became the investment advisor of the Fund pursuant to an Interim Investment Advisory Agreement approved by the Board of Trustees ("Trustees") of The Nottingham Investment Trust II ("Trust") at a meeting held on December 20, 1999. That agreement was superseded by a new Investment Advisory Agreement ("Investment Advisory Agreement") that was approved by shareholders of the Fund at a meeting held on May 25, 2000. Under the Investment Advisory Agreement, the Advisor will receive the same management fee as the Fund's previous advisor, Investek Capital Management, Inc. ("ICM"). The Investment Advisory Agreement is renewed on an annual basis subject to an appropriate review and approval by the Trustees.

EARNEST Partners Limited, LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309, was established in 1999 as a limited liability company organized under the laws of Delaware and is a wholly owned subsidiary of EARNEST Partners II, LLC, also a Delaware limited liability company. The Advisor was formed as a result of the acquisition of the Fund's former investment advisor by EARNEST Partners II, LLC. That acquisition was completed on December 31, 1999. The Advisor has approximately $2.5 billion in assets under management and provides investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations. The Fund is primarily managed by an investment team consisting of Michael T. McRee, Douglas S. Folk, CFA, and John M. Friedman, who are responsible for the day-to-day management of the Fund's portfolio. Mr. McRee has been a Partner of the Advisor since its inception in 1999 and President of the Fund since its inception in 1991 until 2004. Prior to that time, Mr. McRee was President of the Fund's former advisor, ICM. Mr. Folk has been a Partner of the Advisor since its inception and became a portfolio manager of the Fund in 1998. Mr. Folk also serves as President of the Fund since 2004 and was also Vice President of the Fund's former advisor from 1996 until the acquisition in 1999. Previous to that, Mr. Folk was a portfolio manager with Southern Farm Bureau Life Insurance Company. Mr. Friedman has been a Partner of the Advisor since its inception in 1999 and portfolio manager of the Fund since its inception in 1991. Prior to that time, Mr. Friedman was Vice President of the Fund's former advisor.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides the Fund with a program of continuous supervision of the Fund's assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 0.45%. However, to limit expenses of the Fund, the Advisor voluntarily waived all of their advisory fees for the fiscal year ended March 31, 2004.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 0.40% of the average net assets of the Fund for the fiscal year ending March 31, 2005. It is expected that the Expense Limitation Agreement will continue from year-to-year, thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"); and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Fund pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Fund pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor is an affiliate of the Trust. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fee, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional Class Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $10,000 and the minimum additional investment is $1,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotation for the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "EARNEST Partners Fixed Income Trust," to:

         EARNEST Partners Fixed Income Trust
         c/o NC Shareholder Services
         116 South Franklin Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

         Wachovia Bank, N.A.
         Charlotte, North Carolina
         ABA # 053000219
         For: EARNEST Partners Fixed Income Trust - Institutional Class Shares Acct. # 2000000862107
         For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $1,000. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES
---------------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

         EARNEST Partners Fixed Income Trust
         c/o NC Shareholder Services
         116 South Franklin Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The Fund's name;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $50,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $50,000 due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his/her account net asset value up to at least $50,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.


                                                     INSTITUTIONAL CLASS SHARES
                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year           Year           Year           Year
                                                              Ended          Ended          Ended          Ended          Ended
                                                             3/31/04        3/31/03        3/31/02        3/31/01        3/31/00
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................... $     10.88    $     10.08    $     10.32    $      9.84    $     10.30

   Income from investment operations
        Net investment income ............................        0.36           0.51           0.59           0.61           0.60
        Net realized and unrealized gain (loss) on
           investments ...................................        0.22           0.80          (0.24)          0.48          (0.46)
                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations .............        0.58           1.31           0.35           1.09           0.14
                                                           -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ............................       (0.38)         (0.51)         (0.59)         (0.61)         (0.60)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................. $     11.08   $      10.88    $     10.08    $     10.32    $      9.84
                                                           ===========    ===========    ===========    ===========    ===========

Total return .............................................        5.43 %        13.30 %         3.32 %        11.46 %         1.47 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ............................... $39,134,248    $13,754,558    $ 5,791,475    $ 6,630,599    $ 8,193,248
                                                           ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .........   0.95 %         1.97 %         2.44 %         1.99 %         1.57 %
        After expense reimbursements and waived fees ..........   0.40 %         0.58 %         0.90 %         0.90 %         0.90 %

   Ratio of net investment income to average net assets
        Before expense reimbursements and waived fees .........   2.76 %         3.16 %         4.12 %         4.96 %         5.26 %
        After expense reimbursements and waived fees ..........   3.31 %         4.55 %         5.65 %         6.05 %         5.93 %

   Portfolio turnover rate ....................................  54.20 %        74.35 %        23.87 %         7.68 %        15.41 %



                             ADDITIONAL INFORMATION

________________________________________________________________________________

                       EARNEST PARTNERS FIXED INCOME TRUST

                           INSTITUTIONAL CLASS SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



--------------------------------------------------------------------------------

         By telephone:        1-800-525-3863

         By mail:             EARNEST Partners Fixed Income Trust
                              c/o NC Shareholder Services
                              116 South Franklin Street
                              Post Office Box 4365
                              Rocky Mount, North Carolina  27803-0365


         By e-mail:           info@ncfunds.com


         On the Internet:     www.ncfunds.com


--------------------------------------------------------------------------------


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




                  Investment Company Act file number 811-06199

CUSIP Number 66976M839                                      NASDAQ Ticker WSTSX
________________________________________________________________________________

                                 WST GROWTH FUND

                                   A series of
                       The Nottingham Investment Trust II

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  July 29, 2004

The WST Growth Fund ("Fund") seeks total return from a combination of capital appreciation and current income. This prospectus relates to the Institutional Class Shares of the Fund. The Fund also offers two additional classes of shares:
Investor  Class  Shares  and  Class  C  Shares,   which  are  offered  by  other
prospectuses.

                               Investment Advisor
                               ------------------

                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510

                                 1-800-773-3863

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO shareholders, potential investors and other interested parties: The Board of Trustees of The Nottingham Investment Trust II ("Trust"), in consultation with the Fund's investment advisor, Wilbanks, Smith & Thomas Asset Management, LLC ("Advisor"), at a meeting of the Board of Trustees of the Trust held on June 15, 2004 ("Board Meeting"), has determined it to be in the best interest of Fund and its shareholders to discontinue all sales of the Fund's shares and to no longer accept purchase orders for shares of the Fund. The Board of Trustees of the Trust, in consultation with the Advisor, has also instructed the Trust's officers to evaluate the discontinuance of the Fund's operations and possible liquidation of the Fund's portfolio.

Shareholders should direct any questions about individual accounts to the Fund at 1-800-773-3863.
--------------------------------------------------------------------------------



The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................4
      Bar Chart And Performance Table..........................................6
      Fees And Expenses Of The Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

      The Investment Advisor...................................................8
      The Administrator........................................................9
      The Transfer Agent.......................................................9
      The Distributor..........................................................9

INVESTING IN THE FUND.........................................................10
---------------------

      Minimum Investment......................................................10
      Purchase And Redemption Price...........................................10
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

      Dividends, Distributions, And Taxes.....................................15
      Financial Highlights....................................................17
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of equity securities. The Fund may also invest in fixed income securities and money market instruments.

The Advisor will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise at least 80% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks traded on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a "top down" approach to equity selection.

--------------------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
                    Research consisting of four primary areas
 (market interest rates, Federal Reserve policy, inflation, and economic growth, as typically measured by gross domestic product)
--------------------------------------------------------------------------------
                                 Sector Analysis
          Research and analysis of sectors within the research universe
--------------------------------------------------------------------------------
                                Industry Analysis
                         Industry analysis of companies
                               within each sector
--------------------------------------------------------------------------------

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $2 billion, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then are actively researched by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 70 to 80 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund.

The Advisor will base security selection on the following factors:

     o    financial history of the company,
     o    consistency of earnings,
     o    return on equity,
     o    cash flow,
     o    strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/cash flow, and
     o    historical valuations and future prospects of the company.

Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management of the Fund's holdings as well as competitors, suppliers, and customers of those companies. In addition, the Advisor reviews research generated by Wall Street analysts. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o    alternative  investments offer superior total return  prospects;  or
     o    fundamentals change adversely.

Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 20% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more than 10% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's, "CCC" by Standard & Poor's or Fitch, or equivalent unrated securities.

Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with a lower rating are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds Or Lower Rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by Standard & Poor's or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Institutional Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------
                                 1998 -  19.89 %
                                 1999 -  14.12 %
                                 2000 - (13.59)%
                                 2001 - (16.56)%
                                 2002 - (26.59)%
                                 2003 -  22.84 %

o During the 6-year period shown in the bar chart above, the highest return for a calendar quarter was 23.49% (quarter ended December 31, 1998).
o During the 6-year period shown in the bar chart above, the lowest return for a calendar quarter was (16.54)% (quarter ended September 30, 2001).
o The calendar year-to-date return for the Institutional Class Shares as of the most recent calendar quarter was 0.66% (quarter ended June 30, 2004).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------- -------------- -------------- --------------
       Average Annual Total Returns                    Past 1         Past 5         Since
     Periods Ended December 31, 2003                    Year          Years        Inception*
-------------------------------------------------- -------------- -------------- --------------
WST Growth Fund - Institutional Class Shares
  Before taxes                                        22.84 %        (5.79)%        (1.54)%
  After taxes on distributions                        22.84 %        (5.79)%        (1.54)%
  After taxes on distributions and sale of shares     14.84 %        (4.83)%        (1.30)%
-------------------------------------------------- -------------- -------------- --------------
S&P 500 Total Return Index **                         28.68 %        (0.57)%         4.10 %
-------------------------------------------------- -------------- -------------- --------------

     * September 30, 1997 (date of initial public investment in the Institutional Class Shares)
     ** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.


-------------------------------------------------------------- -----------------
      Shareholder Fees For Institutional Class Shares
        (fees paid directly from your investment
-------------------------------------------------------------- -----------------
Maximum Sales Charge (Load) Imposed On Purchases
 (as a percentage of offering price)                                  None
-------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)                                 None
-------------------------------------------------------------- -----------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends           None
-------------------------------------------------------------- -----------------
Redemption Fee                                                        None
-------------------------------------------------------------- -----------------
Exchange Fee                                                          None
-------------------------------------------------------------- -----------------


-------------------------------------------------------------- -----------------
Annual Fund Operating Expenses For Institutional Class Shares
       (expenses that are deducted from Fund assets)
-------------------------------------------------------------- -----------------
Management Fees                                                      0.75 %
-------------------------------------------------------------- -----------------
Distribution and/or Service (12b-1) Fees                             0.00 %
-------------------------------------------------------------- -----------------
Other Expenses                                                       1.89 %
-------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                                 2.64 %*
-------------------------------------------------------------- -----------------
     Fee Waivers and/or Expense Reimbursements                      (0.14)%*
                                                                    ------
-------------------------------------------------------------- -----------------
     Net Expenses                                                    2.50 %*
                                                                    ------
-------------------------------------------------------------- -----------------


* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Class Shares of the Fund for the fiscal year ended March 31, 2004. The Advisor has entered into an expense limitation agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.50% of the average daily net assets of the Institutional Class Shares of the Fund for the fiscal year ending March 31, 2005. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Institutional Class Shares of the Fund. Therefore, fee waivers and expense reimbursements in the table above have been restated to reflect the current expense limitation. For the fiscal year ended March 31, 2004, actual net expenses were 1.91% of the average daily net assets of the Institutional Class Shares of the Fund. The contractual agreement may continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Institutional Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------- ------------ ------------- ------------- ----------------
   Period Invested        1 Year       3 Years       5 Years       10 Years
---------------------- ------------ ------------- ------------- ----------------
      Your Costs           $253          $807         $1,388         $2,963
---------------------- ------------ ------------- ------------- ----------------






                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees of the Trust ("Trustees"), Wilbanks, Smith & Thomas Asset Management, LLC, 150 West Main Street, Suite 1700, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust ("Advisory Agreement").

The Advisor is registered under the Investment Advisers Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990 and was converted to a Virginia limited liability company in 2000. The Advisor is controlled through ownership by Wayne F. Wilbanks, CFA and L. Norfleet Smith, Jr.

The Advisor currently serves as investment advisor to approximately $1 billion in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and research, statistical and other data and other market services and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Portfolio Transactions" in the Statement of Additional Information ("SAI").

The Investment Committee of the Advisor,  composed of Wayne F. Wilbanks, CFA and
L. Norfleet Smith, Jr. (both control persons of the Advisor), is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks is the President of the Advisor and has been with the Advisor since its formation in 1990. Mr. Smith is an Executive Vice President of the Advisor and has been with the Advisor since 1992. Messrs. Wilbanks and Smith also serve as executive officers of the Trust and Fund.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. During the most recent fiscal year ended March 31, 2004, the Advisor waived a portion of its fee in the amount of $58,607. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets of the Fund for the fiscal year ended March 31, 2004 was 0.09%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 16, 2004 the Advisor renewed the expense limitation agreement, as amended, with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage fees and commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average daily net assets of the Institutional Class Shares for the fiscal year to end March 31, 2005. The Expense Limitation Agreement may continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section entitled "Investing in the Fund" of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") serves as the distributor of the Fund's Institutional Class Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class Shares and Class C Shares of the Fund), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer and dividend disbursing agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional Class Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $25,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after the redemption order is received. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund - Institutional Class Shares," to:

             WST Growth Fund
             Institutional Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the WST Growth Fund - Institutional Class Shares
             Acct. # 2000001068081
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Account Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an automatic investment plan may open an account with a minimum balance of $1,000. The automatic investment plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Class Shares may only be exchanged for Institutional Class Shares of another series of the Trust advised by the Advisor. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             WST Growth Fund
             Institutional Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed (this request must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1) The name of the Fund and the designation of class of shares (Institutional),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your financial institution or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Shares Application.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $25,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and same capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund's Institutional Class Shares. The financial data have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.

                                                     INSTITUTIONAL CLASS SHARES
                                           (For a Share Outstanding Throughout each Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended       Year ended    Year ended      Year ended     Year ended
                                                        March 31,        March 31,     March 31,       March 31,      March 31,
                                                          2004            2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  (Loss)income from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized (loss) gain on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment (loss) income to
     average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:

By telephone:       1-800-773-3863

By mail:            WST Growth Fund
                    Institutional Class Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, NC  27803-0365

By e-mail:          info@ncfunds.com

On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  July 29, 2004

CUSIP Number 66976M821                                      NASDAQ Ticker WSTVX
________________________________________________________________________________

                                 WST GROWTH FUND

                                   A series of
                       The Nottingham Investment Trust II

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  July 29, 2004

The WST Growth Fund ("Fund") seeks total return from a combination of capital appreciation and current income. This prospectus relates to the Investor Class Shares of the Fund. The Fund also offers two additional classes of shares:
Institutional Class Shares and Class C Shares, which are offered by other prospectuses.

                               Investment Advisor
                               ------------------

                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510

                                 1-800-773-3863

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO shareholders, potential investors and other interested parties: The Board of Trustees of The Nottingham Investment Trust II ("Trust"), in consultation with the Fund's investment advisor, Wilbanks, Smith & Thomas Asset Management, LLC ("Advisor"), at a meeting of the Board of Trustees of the Trust held on June 15, 2004 ("Board Meeting"), has determined it to be in the best interest of Fund and its shareholders to discontinue all sales of the Fund's shares and to no longer accept purchase orders for shares of the Fund. The Board of Trustees of the Trust, in consultation with the Advisor, has also instructed the Trust's officers to evaluate the discontinuance of the Fund's operations and possible liquidation of the Fund's portfolio.

Shareholders should direct any questions about individual accounts to the Fund at 1-800-773-3863.
--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................4
      Bar Chart And Performance Table..........................................6
      Fees And Expenses Of The Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

      The Investment Advisor...................................................8
      The Administrator........................................................9
      The Transfer Agent.......................................................9
      The Distributor..........................................................9

INVESTING IN THE FUND.........................................................10
---------------------

      Minimum Investment......................................................10
      Purchase And Redemption Price...........................................10
      Purchasing Shares.......................................................12
      Redeeming Your Shares...................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------

      Dividends, Distributions, And Taxes.....................................16
      Financial Highlights....................................................17
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of equity securities. The Fund may also invest in fixed income securities and money market instruments.

The Advisor will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise at least 80% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks traded on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a "top down" approach to equity selection.

--------------------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
                       Research consisting of four primary  areas
(market interest rates, Federal Reserve policy, inflation, and economic growth, as typically measured by gross domestic product)
--------------------------------------------------------------------------------
                                 Sector Analysis
          Research and analysis of sectors within the research universe
--------------------------------------------------------------------------------
                                Industry Analysis
                         Industry analysis of companies
                               within each sector
--------------------------------------------------------------------------------

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $2 billion, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then are actively researched by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 70 to 80 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund.

The Advisor will base security selection on the following factors:

     o    financial history of the company,
     o    consistency of earnings,
     o    return on equity,
     o    cash flow,
     o    strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/cash flow, and
     o    historical valuations and future prospects of the company.

Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management of the Fund's holdings as well as competitors, suppliers, and customers of those companies. In addition, the Advisor reviews research generated by Wall Street analysts. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o    alternative investments offer superior total return prospects; or
     o    fundamentals change adversely.

Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 20% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more than 10% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's, "CCC" by Standard & Poor's or Fitch, or equivalent unrated securities.

Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can affect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with a lower rating are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds Or Lower Rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by Standard & Poor's or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Investor Class Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------
                                 1998 -  19.31 %
                                 1999 -  13.56 %
                                 2000 - (14.04)%
                                 2001 - (16.92)%
                                 2002 - (27.05)%
                                 2003 -  22.22 %

o During the 6-year period shown in the bar chart above, the highest return for a calendar quarter was 23.30% (quarter ended December 31, 1998).
o During the 6-year period shown in the bar chart above, the lowest return for a calendar quarter was (16.59)% (quarter ended September 30, 2001).
o The calendar year-to-date return for the Investor Class Shares as of the most recent calendar quarter was 0.45% (quarter ended June 30, 2004).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------- -------------- -------------- --------------
       Average Annual Total Returns                    Past 1         Past 5         Since
     Periods Ended December 31, 2003                    Year          Years        Inception*
-------------------------------------------------- -------------- -------------- --------------
WST Growth Fund - Investor Class Shares**
  Before taxes                                         17.64 %        (6.99)%       (2.91)%
  After taxes on distributions                         17.64 %        (6.99)%       (2.92)%
  After taxes on distributions and sale of shares      11.46 %        (5.80)%       (2.45)%
-------------------------------------------------- -------------- -------------- --------------
S&P 500 Total Return Index ***                         28.68 %        (0.57)%        3.79 %
-------------------------------------------------- -------------- -------------- --------------

*    October 3, 1997 (date of initial  public  investment in the Investor  Class
     Shares)
** The maximum sales load is reflected in the table above for the Investor Class Shares.
*** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.


------------------------------------------------------------------ -------------
         Shareholder Fees For Investor Class Shares
          (fees paid directly from your investment)
------------------------------------------------------------------ -------------
Maximum Sales Charge (Load) Imposed On Purchases
 (as a percentage of offering price)                                  3.75 %
------------------------------------------------------------------ -------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of amount redeemed)                                  None
------------------------------------------------------------------ -------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends            None
------------------------------------------------------------------ -------------
Redemption Fee                                                         None
------------------------------------------------------------------ -------------
Exchange Fee                                                           None
------------------------------------------------------------------ -------------


------------------------------------------------------------------ -------------
     Annual Fund Operating Expenses For Investor Class Shares
          (expenses that are deducted from Fund assets)
------------------------------------------------------------------ -------------
Management Fees                                                       0.75 %
------------------------------------------------------------------ -------------
Distribution and/or Service (12b-1) Fees                              0.50 %
------------------------------------------------------------------ -------------
Other Expenses                                                        1.89 %
                                                                      ------
------------------------------------------------------------------ -------------
Total Annual Fund Operating Expenses                                  3.14 %*
------------------------------------------------------------------ -------------
     Fee Waivers and/or Expense Reimbursements                       (0.14)%*
                                                                      ------
------------------------------------------------------------------ -------------
     Net Expenses                                                     3.00 %*
------------------------------------------------------------------ -------------


* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2004. The Advisor has entered into an expense limitation agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.50% of the average daily net assets of the Investor Class Shares of the Fund for the fiscal year ending March 31, 2005. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Investor Class Shares of the Fund. Therefore, fee waivers and expense reimbursements in the table above have been restated to reflect the current expense limitation. For the fiscal year ended March 31, 2004, actual net expenses were 2.41% of the average daily net assets of the Investor Class Shares of the Fund. The contractual agreement may continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses you may pay over time by investing in the Investor Class Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

------------------------ ------------ ------------- ------------- --------------
   Period Invested          1 Year       3 Years       5 Years       10 Years
------------------------ ------------ ------------- ------------- --------------
     Your Costs             $667          $1,295        $1,946         $3,685
------------------------ ------------ ------------- ------------- --------------



                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

Subject to the authority of the Board of Trustees of the Trust ("Trustees"), Wilbanks, Smith & Thomas Asset Management, LLC, 150 West Main Street, Suite 1700, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust ("Advisory Agreement").

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990 and was converted to a Virginia limited liability company in 2000. The Advisor is controlled through ownership by Wayne F. Wilbanks, CFA and L. Norfleet Smith, Jr.

The Advisor currently serves as investment advisor to approximately $1 billion in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and research, statistical and other data and other market services and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Portfolio Transactions" in the Statement of Additional Information ("SAI").

The Investment Committee of the Advisor,  composed of Wayne F. Wilbanks, CFA and
L. Norfleet Smith, Jr. (both control persons of the Advisor), is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks is the President of the Advisor and has been with the Advisor since its formation in 1990. Mr. Smith is an Executive Vice President of the Advisor and has been with the Advisor since 1992. Messrs. Wilbanks and Smith also serve as executive officers of the Trust and the Fund.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. During the most recent fiscal year ended March 31, 2004, the Advisor waived a portion of its fee in the amount of $58,607. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets of the Fund for the fiscal year ended March 31, 2004 was 0.09%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 16, 2004 the Advisor renewed the expense limitation agreement, as amended, with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage fees and commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average daily net assets of the Investor Class Shares for the fiscal year to end March 31, 2005. The Expense Limitation Agreement may continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section entitled "Investing in the Fund" of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") serves as the distributor of the Fund's Investor Class Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class Shares and Class C Shares of the Fund), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer and dividend disbursing agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Investor Class Shares are sold subject to a maximum sales charge of 3.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $5,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Investor Class Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

--------------------------------------- ------------------- ------------------- ------------------------------
                                                                                    Sales Dealers Discounts
                                          Charge As % of       Sales Charge              and Brokerage
       Amount of Transaction At             Net Amount        As % of Public          Commissions as % of
          Public Offering Price              Invested         Offering Price         Public Offering Price
--------------------------------------- ------------------- ------------------- ------------------------------
          Less than $250,000                  3.93%               3.75%                     3.65%
--------------------------------------- ------------------- ------------------- ------------------------------
   $250,000 but less than $500,000            2.04%               2.00%                     1.90%
--------------------------------------- ------------------- ------------------- ------------------------------
           $500,000 or more                   1.01%               1.00%                     0.90%
--------------------------------------- ------------------- ------------------- ------------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

o Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Funds with a value of $200,000 would pay a sales charge of 2.00% of the offering price on the new investment.

o Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the back of the Fund Shares Application.

o Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Investor Class Shares of the Fund in Investor Class Shares of the Fund or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and the Fund or the Distributor must receive a written order for the purchase of such shares within 90 days after the effective date of the redemption.

     If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

o Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

o Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

See the SAI for additional information on reduced sales charges.

Distribution Plan. For the Investor Class Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. The Distribution Plan provides that the Fund will annually pay the Distributor up to 0.50% of the average daily net assets of the Fund's Investor Class Shares for activities primarily intended to result in the sale of those Investor Class Shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Fund's Investor Class Shares (this compensation is commonly referred to as "12b-1 fees"). In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's Investor Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after the redemption order is received. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker or broker authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund - Investor Class Shares," to:

             WST Growth Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N. A.
             Charlotte, North Carolina
             ABA # 053000219
             For the WST Growth Fund - Investor Class Shares
             Acct. # 2000001068081
             For further credit to (shareholder's name and SSN or TIN)


Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Telephone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an automatic investment plan may open an account with a minimum balance of $1,000. The automatic investment plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust (other than Institutional Class Shares) advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Class Shares may only be exchanged for Institutional Class Shares of another series of the Trust advised by the Advisor. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             WST Growth Fund
             Investor Class Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed (this request must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The  name  of  the  Fund  and  the  designation  of  class  of  shares
          (Investor),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your financial institution or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Shares Application.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act or $1,000 for those participating in an automatic investment plan) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act or $1,000 for those participating in an automatic investment plan) during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund's Investor Class Shares. The financial data have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.


                                                        INVESTOR CLASS SHARES
                                           (For a Share Outstanding Throughout Each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended       Year ended    Year ended     Year ended     Year ended
                                                        March 31,        March 31,     March 31,       March 31,      March 31,
                                                          2004            2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  (Loss) income from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized (loss) gain  on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ......  (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees .......  (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .................................  33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:

By telephone:     1-800-773-3863

By mail:          WST Growth Fund
                  Investor Class Shares
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, NC  27803-0365

By e-mail:        info@ncfunds.com

On the Internet:  www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  July 29, 2004

CUSIP Number 66976M797                                       NASDAQ Ticker WSTGX
________________________________________________________________________________

                                 WST GROWTH FUND

                                   A series of
                       The Nottingham Investment Trust II

                                 CLASS C SHARES
________________________________________________________________________________

                                   PROSPECTUS

                                  July 29, 2004

The WST Growth Fund ("Fund") seeks total return from a combination of capital appreciation and current income. This prospectus relates to the Class C Shares of the Fund. The Fund also offers two additional classes of shares:
Institutional Class Shares and Investor Class Shares, which are offered by other prospectuses.

                               Investment Advisor
                               ------------------

                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510

                                 1-800-773-3863

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO shareholders, potential investors and other interested parties: The Board of Trustees of The Nottingham Investment Trust II ("Trust"), in consultation with the Fund's investment advisor, Wilbanks, Smith & Thomas Asset Management, LLC ("Advisor"), at a meeting of the Board of Trustees of the Trust held on June 15, 2004 ("Board Meeting"), has determined it to be in the best interest of Fund and its shareholders to discontinue all sales of the Fund's shares and to no longer accept purchase orders for shares of the Fund. The Board of Trustees of the Trust, in consultation with the Advisor, has also instructed the Trust's officers to evaluate the discontinuance of the Fund's operations and possible liquidation of the Fund's portfolio.

Shareholders should direct any questions about individual accounts to the Fund at 1-800-773-3863.
--------------------------------------------------------------------------------


The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks Of Investing In The Fund.................................4
      Bar Chart And Performance Table..........................................6
      Fees And Expenses Of The Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

      The Investment Advisor...................................................8
      The Administrator........................................................9
      The Transfer Agent.......................................................9
      The Distributor.........................................................10

INVESTING IN THE FUND.........................................................10
---------------------

      Minimum Investment......................................................10
      Purchase And Redemption Price...........................................10
      Purchasing Shares.......................................................11
      Redeeming Your Shares...................................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------

      Dividends, Distributions, And Taxes.....................................16
      Financial Highlights....................................................18
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The  WST  Growth  Fund  seeks  total  return  from  a  combination   of  capital
appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its objective by investing primarily in a flexible portfolio of equity securities. The Fund may also invest in fixed income securities and money market instruments.

The Advisor will vary the percentage of Fund assets invested in equities, fixed income securities, and money market instruments according to the Advisor's judgment of market and economic conditions, and based on the Advisor's view of which asset class can best achieve the Fund's objectives.

Equity Securities

Selection of equity securities will be based primarily on the expected capital appreciation potential, and the percentage invested in equity securities will generally comprise at least 80% of the portfolio.

The equity portion of the Fund's portfolio will consist generally of common stocks traded on domestic securities exchanges or on the over-the-counter markets. Foreign equity securities will be limited to those available on domestic U.S. exchanges and denominated in U.S. dollars.

The Advisor utilizes a "top down" approach to equity selection.

--------------------------------------------------------------------------------
                   Macroeconomic Analysis and Projected Trends
                    Research consisting of four primary areas
                (market interest rates, Federal Reserve policy,
                         inflation, and economic growth,
                as typically measured by gross domestic product)
--------------------------------------------------------------------------------
                                 Sector Analysis
          Research and analysis of sectors within the research universe
--------------------------------------------------------------------------------
                                Industry Analysis
                         Industry analysis of companies
                               within each sector
--------------------------------------------------------------------------------

From an initial research universe of approximately 5,400 companies, a "screen" is performed to identify securities with a projected earnings per share growth rate of 12% or more, market capitalization of not less than $2 billion, price earnings' ratios within appropriate relative ranges compared to comparable sector and industry companies, and a projection of increasing earnings estimates.

At this point, the Advisor utilizes a philosophy known as "GARP," growth at reasonable price, as its underlying equity investment selection philosophy. The screens, referred to in the paragraph above, result in a universe of approximately 400 companies, which then are actively researched by the Advisor's Investment Committee. From this universe of 400 companies, the Advisor reduces the equity universe to approximately 70 to 80 companies which, depending upon the then current price in the equities markets for that company, are eligible for purchase by the Fund. The Advisor will base security selection on the following factors:

     o    financial history of the company,
     o    consistency of earnings,
     o    return on equity,
     o    cash flow,
     o    strength of management,
     o ratios such as price/earnings, price/book value, price/sales, and price/cash flow, and
     o    historical valuations and future prospects of the company.


Under normal market conditions, the Fund will include 25 to 45 companies in its portfolio.

The Advisor performs rigorous research on individual companies in the final equity universe through direct contact with senior management of the Fund's holdings as well as competitors, suppliers, and customers of those companies. In addition, the Advisor reviews research generated by Wall Street analysts. The Advisor's research analysts construct financial models based upon the data gathered from various sources, to assist in each security's qualification under the Advisor's security selection criteria.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o    alternative investments offer superior total return prospects; or
     o    fundamentals change adversely.

Fixed Income Securities

Selection of fixed income securities will be primarily for income and the percentage invested in fixed income securities and money market instruments, in the aggregate, will generally comprise not more than 20% of the portfolio.

The Advisor will allocate approximately 50% of the fixed income portion of the Fund to duration strategies using U.S. Treasury securities. The remaining 50% of fixed income securities are selected based upon investment analysis by the Advisor, attempting to identify securities that are undervalued. Fixed income securities are identified as undervalued in circumstances, for instance, where the Advisor believes the credit rating of the company is subject to an increase, which has the potential to reduce the price spread to a comparable maturity U.S. Treasury security, and in turn an increase in price. Fixed income securities may also be identified as undervalued if the spread (difference in yield to an underlying treasury of comparable maturity) for a particular security is too large relative to similar fixed income securities within similar maturities and similar credit quality.

The Fund may invest in fixed income securities that may be rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or "BBB" by Standard & Poor's Ratings Groups ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or which, if unrated, are of comparable quality as determined by the Advisor (so-called "junk bonds"). The Fund will not invest more than 50% of the total fixed income portion of its portfolio (and not more than 10% of the Fund's total assets) in junk bonds. The Fund will not invest in junk bonds rated lower than "Caa" by Moody's, "CCC" by Standard & Poor's or Fitch, or equivalent unrated securities.

Money Market Instruments

Money market instruments will typically represent a portion of the Fund's portfolio as a method to: (1) temporarily invest monies received by the Fund prior to investing in equity or fixed income securities; (2) accumulate cash for anticipated purchases of portfolio securities; and (3) provide for shareholder redemptions and the payment of operating expenses of the Fund.

Short-Term Investments

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

o Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

o Portfolio Turnover Risk: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rates for prior periods.

o Market Sector Risk: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. If the issuer, guarantor or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of fixed income securities to decrease, and vice versa. There is the possibility that the value of the Fund's investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise. Changes in interest rates may have a significant effect on the Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

o Maturity Risk: Maturity risk is another factor which can effect the value of the Fund's debt holdings. In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Fixed income securities are rated by national bond ratings agencies. Fixed income securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with a lower rating are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

o Junk Bonds Or Lower Rated Securities Risk: Fixed income securities rated below "BBB" and "Baa" by Standard & Poor's or Moody's, respectively, are speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rate fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. There can be no assurance that the Fund will be successful in meeting its objective.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Class C Shares' performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[BAR CHART HERE]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------
                                 2000 - (14.20)%
                                 2001 - (17.15)%
                                 2002 - (27.22)%
                                 2003 -  21.85 %


o During the 4-year period shown in the bar chart above, the highest return for a calendar quarter was 12.63% (quarter ended June 30, 2003).
o During the 4-year period shown in the bar chart above, the lowest return for a calendar quarter was (16.67)% (quarter ended September 30, 2001).
o The calendar year-to-date return for the Class C Shares as of the most recent calendar quarter was 0.23% (quarter ended June 30, 2004).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


-------------------------------------------------- -------------- --------------
       Average Annual Total Returns                    Past 1         Since
     Periods Ended December 31, 2003                    Year        Inception*
-------------------------------------------------- -------------- --------------
WST Growth Fund - Class C Shares
  Before taxes                                         21.85 %       (8.40)%
  After taxes on distributions                         21.85 %       (8.40)%
  After taxes on distributions and sale of shares      14.20 %       (6.96)%
-------------------------------------------------- -------------- -------------
S&P 500 Total Return Index **                          28.68 %       (2.54)%
-------------------------------------------------- -------------- -------------

*  May 20, 1999 (date of initial public investment in the Class C Shares)

** The S&P 500 Total  Return Index is the  Standard & Poor's  Composite  Stock
   Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold Class C Shares of the Fund.


--------------------------------------------------------------- ----------------
         Shareholder Fees For Class C Shares
      (fees paid directly from your investment)
--------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed On Purchases
    (as a percentage of offering price)                              None
--------------------------------------------------------------- ----------------
Maximum Deferred Sales Charge (Load)
    (as a percentage of amount redeemed)                             None
--------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed On Reinvested Dividends          None
--------------------------------------------------------------- ----------------
Redemption Fee                                                       None
--------------------------------------------------------------- ----------------
Exchange Fee                                                         None
--------------------------------------------------------------- ----------------


--------------------------------------------------------------- ----------------
     Annual Fund Operating Expenses For Class C Shares
       (expenses that are deducted from Fund assets)
--------------------------------------------------------------- ----------------
Management Fees                                                     0.75 %
--------------------------------------------------------------- ----------------
Distribution and/or Service (12b-1) Fees                            0.75 %
--------------------------------------------------------------- ----------------
Other Expenses                                                      1.91 %
                                                                   ------
--------------------------------------------------------------- ----------------
Total Annual Fund Operating Expenses                                3.41 %*
--------------------------------------------------------------- ----------------
     Fee Waivers and/or Expense Reimbursements                     (0.16)%*
                                                                   ------
--------------------------------------------------------------- ----------------
     Net Expenses                                                   3.25 %*
--------------------------------------------------------------- ----------------




* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Class C Shares of the Fund for the fiscal year ended March 31, 2004. The Advisor has entered into an expense limitation agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 2.50% of the average daily net assets of the Class C Shares of the Fund for the fiscal year ending March 31, 2005. Prior to January 1, 2004, the expense limitation agreement provided that Total Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) were limited to not more than 1.75% of the average daily net assets of the Class C Shares of the Fund. Therefore, fee waivers and expense reimbursements in the table above have been restated to reflect the current expense limitation. For the fiscal year ended March 31, 2004, actual net expenses were 2.66% of the average daily net assets of the Class C Shares of the Fund. Tthe contractual agreement may continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five (5) fiscal years, provided that the Fund's total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 2.50% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses that you may pay over time by investing in the Class C Shares of the Fund. Since all mutual funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above as well as those upon redemption.

---------------------- ------------ ------------- -------------- --------------
   Period Invested        1 Year       3 Years       5 Years        10 Years
---------------------- ------------ ------------- -------------- --------------
     Your Costs            $328         $1,033       $1,760          $3,683
---------------------- ------------ ------------- -------------- --------------


                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR


Subject to the authority of the Board of Trustees of the Trust ("Trustees"), Wilbanks, Smith & Thomas Asset Management, LLC, 150 West Main Street, Suite 1700, Norfolk, Virginia 23510, provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities pursuant to an Amended and Restated Investment Advisory Agreement with the Trust ("Advisory Agreement").

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission ("SEC"). The Advisor was established as a Virginia corporation in 1990, and was converted to a Virginia limited liability company in 2000. The Advisor is controlled through ownership by Wayne F. Wilbanks, CFA and L. Norfleet Smith, Jr.

The Advisor currently serves as investment advisor to approximately $1 billion in assets. The Advisor has been rendering investment advice, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and research, statistical and other data and other market services and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Portfolio Transactions" in the Statement of Additional Information ("SAI").

The Investment Committee of the Advisor,  composed of Wayne F. Wilbanks, CFA and
L. Norfleet Smith, Jr. (both control persons of the Advisor), is responsible for day-to-day management of the Fund's portfolio. Mr. Wilbanks is the President of the Advisor and has been with the Advisor since its formation in 1990. Mr. Smith is an Executive Vice President of the Advisor and has been with the Advisor since 1992. Messrs. Wilbanks and Smith also serve as executive officers of the Trust and the Fund.

The Advisor's Compensation. Compensation of the Advisor with regard to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 0.75% of the first $250 million of net assets and 0.65% of all assets over $250 million. During the most recent fiscal year ended March 31, 2004, the Advisor waived a portion of its fee in the amount of $58,607. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets of the Fund for the fiscal year ended March 31, 2004 was 0.09%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, on March 16, 2004 the Advisor renewed the expense limitation agreement, as amended, with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage fees and commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 2.50% of the average daily net assets of the Class C Shares for the fiscal year to end March 31, 2005. The Expense Limitation Agreement may continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended, ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") serves as the administrator and fund accounting agent for the Fund. The Administrator assists the Advisor in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund. For these services, the Administrator is compensated by the Trust pursuant to an Amended and Restated Fund Accounting and Compliance Administration Agreement.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. As indicated later in the section entitled "Investing in the Fund" of this Prospectus, the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund. The Transfer Agent is compensated for its services by the Trust pursuant to a Dividend Disbursing and Transfer Agent Agreement.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") serves as the distributor of the Fund's Class C Shares. The Distributor may sell such shares to or through qualified securities dealers or others.

Distribution Plan. For the Class C Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plan"). The Distribution Plan provides that the Fund will annually pay the Distributor up to 0.75% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those Class C Shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Fund's Class C Shares (this compensation is commonly referred to as "12b-1 fees"). In no event is the Fund permitted to pay annually more than 0.25% of the average daily net assets of the Fund's Class C Shares for shareholder servicing activities with respect to that class of shares of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the advisory fees (and 12b-1 fees for the Investor Class Shares and Class C Shares of the Fund), the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its administrator, custodian and bank transaction charges, transfer and dividend disbursing agent, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of the relative net assets of each series or the nature of the services performed and relative applicability to each series.



                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Class C Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $5,000 ($2,000 for Individual Retirement Accounts ("IRAs"), Keogh Plans, 401(k) Plans, or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan). The minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m.

Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after the redemption order is received. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "WST Growth Fund - Class C Shares," to:

             WST Growth Fund
             Class C Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For the WST Growth Fund - Class C Shares
             Acct. # 2000001068081
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Additional Purchases By Phone (Telephone Purchase Authorization). If you have made this election on your Fund Shares Application, you may purchase additional shares by telephoning the Fund at 1-800-773-3863. The minimum telephone purchase is $100 and the maximum is one (1) times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the net asset value next computed after the receipt of the telephone call by the Fund. Payment for the telephone purchase must be received by the Fund within five (5) days. If payment is not received within five (5) days, you will be liable for all losses incurred as a result of the cancellation of such purchase.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund. Investors who establish an automatic investment plan may open an account with a minimum balance of $1,000. This automatic investment plan must be established on your account at least fifteen (15) days prior to the intended date of your first automatic investment.

Exchange Feature. You may exchange shares of the Fund for shares of any other series or class of shares of the Trust (other than Institutional Class Shares) advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Class Shares may only be exchanged for Institutional Class Shares of another series of the Trust advised by the Advisor. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             WST Growth Fund
             Class C Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares or the dollar amount to be redeemed (the requests must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and the designation of class of shares (Class C),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,
     (4) Instructions for transmittal of redemption proceeds to the shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for a Fund Shares Application.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan) due to redemptions, exchanges, or transfers, and not due to market action upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRAs, Keogh Plans, 401(k) Plans or purchases under the Uniform Gifts to Minors Act and $1,000 for those participating in an automatic investment plan) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be subject to foreign taxes or foreign tax withholdings on dividends, interest, and same capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand the Fund's financial performance for the years since inception of the Fund's Class C Shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund's Class C Shares. The financial data have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such year and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-773-3863.



                                                           CLASS C SHARES
                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended       Year ended    Year ended      Year ended     Year ended
                                                        March 31,        March 31,     March 31,       March 31,      March 31,
                                                          2004            2003           2002           2001            2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............   $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  (Loss) income  from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized (loss) gain on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %(b)
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(c)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(c)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ......  (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(c)
       After expense reimbursements and waived fees .......  (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(c)

  Portfolio turnover rate .................................  33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.
(b) Not annualized.
(c) Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                 WST GROWTH FUND

                                 CLASS C SHARES
________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting us:

By telephone:     1-800-773-3863

By mail:          WST Growth Fund
                  Class C Shares
                  c/o NC Shareholder Services
                  116 South Franklin Street
                  Post Office Box 4365
                  Rocky Mount, NC  27803-0365

By e-mail:        info@ncfunds.com

On the Internet:  www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-06199

________________________________________________________________________________

                                 WST GROWTH FUND

                                 CLASS C SHARES
________________________________________________________________________________










                                   PROSPECTUS









                                  July 29, 2004

   [COMPANY LOGO HERE]

BROWN CAPITAL MANAGEMENT


                   Prospectus



                                                                   Balanced Fund
                                                                     Equity Fund
                                                                    Mid-Cap Fund
                                                              Small Company Fund
                                                       International Equity Fund


                                                            Institutional Shares


                                                                   July 29, 2004



The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank. You should read the prospectus carefully before you invest or send money.

This prospectus includes information about the Institutional Shares of the five Brown Capital Management Funds (each a "Fund" and collectively, "Funds") - one balanced fund:

o    The Brown Capital Management Balanced Fund,
     Cusip Number 66976M201
     NASDAQ Symbol BCBIX

and four equity funds:

o    The Brown Capital Management Equity Fund,
     Cusip Number 66976M300
     NASDAQ Symbol BCEIX

o    The Brown Capital Management Mid-Cap Fund,
     Cusip Number 66976M771
     NASDAQ Symbol BCMSX

o    The Brown Capital Management Small Company Fund, and
     Cusip Number 66976M409
     NASDAQ Symbol BCSIX

o    The Brown Capital Management International Equity Fund.
     Cusip Number 66976M813
     NASDAQ Symbol BCIIX

The  balanced  fund  seeks  a  maximum   total  return   consisting  of  capital
appreciation and current income. The equity funds seek long-term capital appreciation.


NOTICE: CLOSURE OF THE BROWN CAPITAL  MANAGEMENT  SMALL COMPANY FUND TO MOST NEW
        INVESTORS

In August 2003, Brown Capital Management, Inc., The Brown Capital Management Small Company Fund's ("Small Company Fund") investment advisor, determined that the Small Company Fund had reached an asset base that allowed for both efficiency and maneuverability. Because the Small Company Fund did not wish to compromise this position, the Board of Trustees (the "Trustees") of The Nottingham Investment Trust II (the "Trust") determined that it would be advisable to close the Small Company Fund to most new investors effective August 29, 2003. As conditions change in the securities markets, the Trustees may or may not determine to reopen the Small Company Fund to new shareholders. Existing shareholders may continue to make additional investments.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUNDS......................................................................2

         Investment Objectives.................................................2
         Principal Investment Strategies.......................................3
              The Brown Capital Management Balanced Fund.......................3
              The Brown Capital Management Equity Fund.........................5
              The Brown Capital Management Mid-Cap Fund........................7
              The Brown Capital Management Small Company Fund.................10
              The Brown Capital Management International Equity Fund..........12
         Principal Risks Of Investing In The Funds............................14
              All The Funds...................................................14
              Fund Specific Risk Factors......................................15
         Bar Charts And Performance Tables....................................19
         Fees And Expenses Of The Funds.......................................26

MANAGEMENT OF THE FUNDS.......................................................28

         The Investment Advisor...............................................28
         The Administrator....................................................32
         The Transfer Agent...................................................32
         The Distributor......................................................32

INVESTING IN THE FUNDS........................................................33

         Minimum Investment...................................................33
         Purchase And Redemption Price........................................33
         Purchasing Shares....................................................34
         Redeeming Your Shares................................................37

OTHER IMPORTANT INVESTMENT INFORMATION........................................40

         Dividends, Distributions, And Taxes..................................40
         Financial Highlights.................................................41
         Additional Information.......................................Back Cover

THE FUNDS


INVESTMENT OBJECTIVES

The investment objective of The Brown Capital Management Balanced Fund is total return, consisting of capital appreciation and current income. The investment objective of The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund and The Brown Capital Management International Equity Fund is long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments for the equity funds. Each of the Funds is a diversified series of the Trust.

Principal Investment Strategy

The Brown Capital Management Balanced Fund

Goal
The Brown Capital Management Balanced Fund ("Balanced Fund") varies the percentage of its assets invested in equities and fixed income securities, including money market instruments, according to Brown Capital Management, Inc.'s ("Advisor") judgment of market and economic conditions and its view of which asset class can best achieve the Balanced Fund's objectives.

The percentage invested in fixed income securities (including money market instruments) will comprise not less than 25% and not more than 75% of the portfolio.

Strategy
Key elements of the Advisor's management of the Balanced Fund include:

o The equity portion of the Balanced Fund will be managed using the same investment strategies as described herein for the Equity Fund.
o Fixed income securities will be selected primarily for income. The capital appreciation potential of those fixed income securities is of secondary importance.
o The Advisor will continually review the macroeconomic environment and alternative expected rates of return between fixed income securities and equity securities in determining the asset allocation of the Fund.
o In structuring the fixed income portion of the Fund, the Advisor examines the following:
        o spread relationships between quality grades in determining the quality distribution; and
        o expected trends in inflation and interest rates in structuring the maturity distribution.
o Not more than 20% of the total fixed income portion of the portfolio (not more than 15% of the entire Balanced Fund) will be invested in bonds rated below "A," as rated by Standard & Poor's Ratings Services ("S&P") or by Moody's Investor Services, Inc. ("Moody's"), both nationally recognized securities rating organizations and described in the Statement of Additional Information ("SAI").

Under normal market conditions the portfolio allocation range for the Balanced Fund will be:

                                                 % of Total Assets
                                                 -----------------
     Equity securities                                25 - 75%
     Fixed income securities and                      25 - 75%
        money market instruments

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Balanced Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Balanced Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Balanced Fund would indirectly pay both the Balanced Fund's expenses and the expenses relating to those other investment companies with respect to the Balanced Fund's assets invested in such investment companies. To the extent the Balanced Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Balanced Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

Principal Investment Strategy

The Brown Capital Management Equity Fund

Goal
The Brown Capital Management Equity Fund ("Equity Fund") seeks capital appreciation by identifying securities that the Advisor believes are undervalued relative to their growth potential. These securities may be undervalued as a result of one or more of the following:

o    presently being out of favor;
o    currently not well known; or
o possessing value that is not currently recognized by the investment community.

The Equity Fund generally consists of the equity securities of medium and large capitalization companies, generally defined as those companies with a market capitalization of $1 billion or more.

Strategy
The  Advisor  looks  at  the   fundamental   characteristics   of  each  company
individually, using analysis that:

o contains elements of traditional dividend discount and earnings yield models;
o    establishes relative valuation for equity and fixed income markets; and
o determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

The Equity Fund invests in a variety of companies and industries as well as economic sectors.

Under normal market conditions the portfolio allocation range for the Equity Fund will be:

                                               % of Total Assets
                                               -----------------
     Equity securities                             80 - 99%
     Money market instruments                       1 - 20%


This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Equity Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Equity Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Equity Fund would indirectly pay both the Equity Fund's expenses and the expenses relating to those other investment companies with respect to the Equity Fund's assets invested in such investment companies. To the extent the Equity Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Equity Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

Principal Investment Strategy

The Brown Capital Management Mid-Cap Company Fund

Goal
The Brown Capital Management Mid-Cap Fund ("Mid-Cap Fund") seeks long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Mid-Cap Fund also offers Investor Shares which are offered by another prospectus.

Strategy

         Overview

The Advisor intends to invest in companies that, at a minimum, meet two specific criteria. First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market's earnings growth rate. This determination is generated from fundamental analysis and the Advisor's assessment of the company's growth prospects over the next three to five years. Second, the company's stock should be selling at a reasonable valuation. Reasonable valuation is determined by applying a risk-adjusted price to earnings ("P/E") multiple to Advisor-forecasted earnings per share ("EPS") targets. This reasonable valuation criteria allows the Advisor to evaluate whether a company's share price is undervalued, fairly-valued, or overvalued. The Advisor has employed this investment approach since 1983.

         Fundamental Analysis

The foundation of the Advisor's investment process is fundamental analysis that principally includes:

o    financial statement analysis;
o    management interviews;
o    industry analysis; and
o    competitor analysis.

This analysis represents approximately 80% of the Advisor's investment approach.
Companies  are  identified  through   Advisor-developed   quantitative   screens
including:

o    historical EPS growth;
o    return on equity; and
o    debt-to-total capital.

Companies may also be identified through a number of other means including:

o    external research sources;
o    investment conferences;
o    in-office management visits; and
o    industry trends.

Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cashflow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

         Reasonable Valuation Analysis

Valuation analysis is the remaining 20% of the investment approach. To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company. The required return is translated into a P/E multiple. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal.

The Mid-Cap Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years). The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the Advisor determines that a company's future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Mid-Cap Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Mid-Cap Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Mid-Cap Fund would indirectly pay both the Mid-Cap Fund's expenses and the expenses relating to those other investment companies with respect to the Mid-Cap Fund's assets invested in such investment companies. To the extent the Mid-Cap Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Mid-Cap Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

Principal Investment Strategy

The Brown Capital Management Small Company Fund

Goal
The Brown Capital Management Small Company Fund ("Small Company Fund") invests primarily in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Advisor seeks to build a portfolio of exceptional small companies with the following overall portfolio characteristics:

o price-to-earnings ratio to prospective earnings per share growth rate that is less than an appropriate market benchmark (on twelve month estimated earnings) and
o    profitability that is greater than the market benchmark.

Currently, the Small Company Fund uses the Russell 2000 Index as its market benchmark. The Russell 2000 Index is a widely-recognized unmanaged index of small capitalization common stocks.

Strategy
The Advisor believes that:

o a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and
o an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor employs analysis that:

o contains elements of traditional dividend discount and earnings yield models;
o    establishes  relative valuation for equity and fixed income markets;  and
o determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for:

o    sustainable revenue growth;
o adequate resources to establish and defend a viable product or service market, and market share;
o    sufficient profitability to support long term growth; and
o management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term, although securities will be sold when the Advisor feels their potential for future growth is diminished.

Under normal market conditions the portfolio allocation range for the Small Company Fund will be:

                                                 % of Total Assets
                                                 -----------------
     Equity securities                               80 - 99%
     Money market instruments                         1 - 20%

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Small Company Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Small Company Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Small Company Fund would indirectly pay both the Small Company Fund's expenses and the expenses relating to those other investment companies with respect to the Small Company Fund's assets invested in such investment companies. To the extent the Small Company Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Small Company Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

Principal Investment Strategy

The Brown Capital Management International Equity Fund

Goal
The Brown Capital Management International Equity Fund ("International Equity Fund") invests primarily in the equity securities of non-U.S. based companies. The Advisor seeks to purchase equity securities of those companies that the Advisor feels are undervalued relative to their long-term potential in the securities markets. The Advisor utilizes an analysis that seeks to identify those companies trading at the deepest discount to their long-term earnings potential and/or present value of assets held by the company which may be realized.

Strategy
The  Advisor  looks  at  the   fundamental   characteristics   of  each  company
individually, using analysis that includes:

o relative valuation within an industry sector, and between countries or economic markets;
o    fundamental analysis of the company;
o    long term forecasting of earnings and asset values;
o fundamental analysis of the country in which the company operates, taking into consideration the macroeconomic, regulatory and political trends within that country;
o    use of investment industry research; and
o use of direct local contacts in various countries, discussions with company personnel, and company visits.

In constructing and managing the International Equity Fund, the following additional restrictions are used:

o no individual country will represent more than 25% at cost of the International Equity Fund's total assets;
o no more than 15% at cost of the International Equity Fund's total assets will be invested in emerging market securities;
o no individual industry will represent more than 20% at cost of the International Equity Fund's total assets; and
o no individual security will represent more than 5% at cost of the International Equity Fund's total assets.

Under  normal  market   conditions  the  portfolio   allocation  range  for  the
International Equity Fund will be:

                                                 % of Total Assets
                                                 -----------------
     Equity securities                                80 - 99%
     Money market instruments                         1 - 20%

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the International Equity Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the International Equity Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the International Equity Fund would indirectly pay both the International Equity Fund's expenses and the expenses relating to those other investment companies with respect to the International Equity Fund's assets invested in such investment companies. The International Equity Fund may also invest in securities of any kind including securities traded primarily in U.S. markets, in addition to the short-term investments listed above, as a temporary defensive measure. To the extent the International Equity Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the International Equity Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

All The Funds

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives.

Market Risk. The Funds will be subject to market risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions, and general market conditions.

Investment Style Risk. The Advisor's investment style may subject the Funds to certain risks. A portfolio company's earnings growth may not increase as much as the Advisor assumes it will. Even if a portfolio company's earnings grow as the Advisor expects, there may not be a corresponding increase in the portfolio company's share value. Also, the Advisor's determination of reasonable valuation for a portfolio security may be incorrect. Consequently, each Fund may pay more for a portfolio security than it is worth.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.

Market Sector Risk. The percentage of each Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on each Fund's performance.

Equity Securities Risk. To the extent that the majority of each Fund's portfolio consists of common stocks, it is expected that each Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Portfolio Turnover Risk. Although the Advisor intends to hold the Funds' portfolio securities for the long-term, the Advisor may sell such portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect each Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the section of the prospectus entitled "Financial Highlights" for the Funds' portfolio turnover rates for prior periods.

Fund Specific Risk Factors

Balanced Fund

In addition to the investment and market risks outlined above with regards to the equity portion of the Balanced Fund, there will be additional risks for the fixed income portion of the portfolio:

o Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Balanced Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor or counterparty fails to pay interest, the Balanced Fund's income may be reduced and if the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Balanced Fund's shares may be reduced. The Balanced Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Balanced Fund. Credit risk is particularly significant to the Balanced Fund when investing a portion of its assets in "junk bonds" or lower-rated securities.

o Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Balanced Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Balanced Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on the Balanced Fund holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by the Balanced Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities in the Balanced Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk: Maturity risk is another factor that can affect the value of the Balanced Fund's debt holdings. The Balanced Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

o Investment-Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment-grade securities, but are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.


Mid-Cap Fund

Mid-cap Companies Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid-Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.


Small Company Fund

The  Small   Company  Fund  is  intended  for   aggressive   investors   seeking
above-average gains and willing to accept the risks involved in investing in the securities of small companies.

Small Companies Risk. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small companies usually have more limited marketability and therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Additionally, small companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small companies than for larger, more established companies.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Small Company Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.


International Equity Fund

Foreign Securities. The International Equity Fund will invest primarily in equity securities of non-U.S. based companies that involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

o Emerging Market Risk: The International Equity Fund may invest a portion of its assets in countries with less developed securities markets. However, no more than 15% of its portfolio at cost will be invested in emerging markets securities. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, the International Equity Fund, when investing in emerging markets countries, may be required to establish special custody or other arrangements before investing.

o Currency Risk: Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses. o Euro Risk: The International Equity Fund may invest in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a transitional period, the Euro will coexist with each participating state's currency and the Euro is expected to eventually become the sole currency of the participating states. The introduction of the Euro is resulting in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro. Participating countries in the EMU can no longer follow independent monetary policies. This may limit a country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of an investment in foreign securities.

     The consequences of the full Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the International Equity Fund are presently unclear and it is not possible to predict the eventual impact of the full Euro implementation plan. There are a number of significant risks associated with the EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to the EMU in the face of changing economic conditions. The conversion may adversely affect the International Equity Fund if the full Euro conversion does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the International Equity Fund.

o Political/Economic Risk: Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the International Equity Fund's foreign investments.

o Regulatory Risk: Less information may be available about foreign companies. In general, many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

o Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

BAR CHARTS AND PERFORMANCE TABLES

The bar charts and tables shown below illustrate the variability in the Funds' performance and the Funds' relative return to a common measure of performance. The Funds' past performance is not necessarily an indication of how the Funds will perform in the future.

The bar charts illustrate how the Funds' performances vary from year to year over the period shown. The average annual total returns tables provide an indication of the risks of investing in the Funds by showing how the Funds' average annual total returns for one year, five years, ten years, and since inception, as applicable, compare to those of broad-based securities market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Funds have performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Balanced Fund

[BAR CHART HERE]

                             Calendar Year Returns
                             ---------------------
                                1994 -   (1.17)%
                                1995 -   29.75 %
                                1996 -   13.84 %
                                1997 -   18.87 %
                                1998 -   24.41 %
                                1999 -    5.27 %
                                2000 -    1.04 %
                                2001 -  (11.91)%
                                2002 -  (21.49)%
                                2003 -   24.76 %


o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 19.63% (quarter ended December 31, 1998).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (13.80)% (quarter ended September 30, 2001).
o The calendar year-to-date return as of the end of the most recent calendar quarter was 0.81% (quarter ended June 30, 2004).

---------------------------------------------------- ---------- ----------- ------------
           Average Annual Total Returns                Past      Past 5       Past 10
          Periods Ended December 31, 2003             1 Year      Years        Years
---------------------------------------------------- ---------- ----------- ------------
Balanced Fund
   Before taxes                                       24.76 %    (1.70)%       7.08 %
   After taxes on distributions                       24.39 %    (2.33)%       5.84 %
   After taxes on distributions and sale of shares    16.07 %    (1.68)%       5.59 %
---------------------------------------------------- ---------- ----------- ------------
Benchmark of 75% S&P 500 Total Return Index / 25%
Lehman Government & Credit Bond Index*                23.56 %     0.53 %      10.20 %
---------------------------------------------------- ---------- ----------- ------------
S&P 500 Total Return Index*                           28.68 %    (0.57)%      11.07 %
---------------------------------------------------- ---------- ----------- ------------
Lehman Government & Credit Bond Index*                 4.67 %     6.65 %       7.00 %
---------------------------------------------------- ---------- ----------- ------------

  *The S&P 500 Total Return Index is the  Standard & Poor's  Composite  Index of
   500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Government & Credit Bond Index (formerly know as the Lehman Government & Corporate Bond Index) represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes their returns would be lower.

Equity Fund

[BAR CHART HERE]

                             Calendar Year Returns
                             ---------------------
                                1994 -   (0.75)%
                                1995 -   32.04 %
                                1996 -   19.04 %
                                1997 -   22.65 %
                                1998 -   29.15 %
                                1999 -    7.82 %
                                2000 -    0.48 %
                                2001 -  (18.24)%
                                2002 -  (29.05)%
                                2003 -   31.07 %


o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 26.64% (quarter ended December 31, 1998).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (19.95)% (quarter ended September 30, 2001).
o The calendar year-to-date return as of the end of the most recent calendar quarter was 1.27% (quarter ended June 30, 2004).

--------------------------------------------------- ----------- ---------- -------------
           Average Annual Total Returns                Past      Past 5       Past 10
          Periods Ended December 31, 2003             1 Year      Years        Years
--------------------------------------------------- ----------- ---------- -------------
Equity Fund
   Before taxes                                      31.07 %     (3.80)%       7.37 %
   After taxes on distributions                      31.07 %     (4.52)%       6.47 %
   After taxes on distributions and sale of shares   20.19 %     (3.31)%       6.23 %
--------------------------------------------------- ----------- ---------- -------------
S&P 500 Total Return Index *                         28.68 %     (0.57)%      11.07 %
--------------------------------------------------- ----------- ---------- -------------

  *The S&P 500 Total Return Index is the  Standard & Poor's  Composite  Index of
   500 stocks and is a widely recognized unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes its returns would be lower.

Mid-Cap Fund

[BAR CHART HERE]

                             Calendar Year Returns
                             ---------------------
                                2003 -   34.03%


o During the 1-year period shown in the bar chart above, the highest return for a calendar quarter was 15.86% (quarter ended June 30, 2003).
o During the 1-year period shown in the bar chart above, the lowest return for a calendar quarter was (1.91)% (quarter ended March 31, 2003).
o The calendar year-to-date return as of the most recent calendar quarter was 3.01% (quarter ended June 30, 2004).

------------------------------------------------------ --------------- -----------------
           Average Annual Total Returns                    Past 1            Since
          Periods Ended December 31, 2003                   Year           Inception*
------------------------------------------------------ --------------- -----------------
Mid-Cap Fund
   Before taxes                                            34.03%           31.18 %
   After taxes on distributions                            32.71%           30.14 %
   After taxes on distributions and sale of shares         22.21%           26.06 %
------------------------------------------------------ --------------- -----------------
S&P Mid-Cap 400 Index **                                   35.59%           33.43 %
------------------------------------------------------ --------------- -----------------
Russell Mid-Cap Growth Index **                            42.71%           42.48 %
------------------------------------------------------ --------------- -----------------

  *September  30, 2002  (commencement  of operations of the Mid-Cap Fund)
 **The S&P Mid-Cap 400 Index and the Russell Mid-Cap Growth Index are unmanaged indices measuring the performance of the mid-size company segment of the U.S. equities market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes their returns would be lower.

Small Company Fund

[BAR CHART HERE]

                             Calendar Year Returns
                             ---------------------
                                1994 -    4.81%
                                1995 -   33.96%
                                1996 -   17.08%
                                1997 -   15.78%
                                1998 -   18.39%
                                1999 -   44.02%
                                2000 -   15.30%
                                2001 -   13.33%
                                2002 -  -40.35%
                                2003 -   41.71%

o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 39.72% (quarter ended December 31, 2001).
o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (26.95)% (quarter ended September 30, 2002).
o The calendar year-to-date return as of the end of the most recent calendar quarter was (2.42)% (quarter ended June 30, 2004).

---------------------------------------------------- ---------- ---------- -------------
           Average Annual Total Returns                Past      Past 5       Past 10
          Periods Ended December 31, 2003             1 Year      Years        Years
---------------------------------------------------- ---------- ---------- -------------
Small Company Fund
   Before taxes                                       41.71%      9.73%       13.62%
   After taxes on distributions                       41.71%      9.08%       12.86%
   After taxes on distributions and sale of shares    27.11%      8.25%       11.88%
---------------------------------------------------- ---------- ---------- -------------
Russell 2000 Index*                                   47.27%      7.21%        9.30%
---------------------------------------------------- ---------- ---------- -------------

  *The Russell 2000 Index is a widely-recognized unmanaged index of small capitalization stocks. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes its returns would be lower.

International Equity Fund

[BAR CHART HERE]

                             Calendar Year Returns
                             ---------------------
                                2000 -   (0.11)%
                                2001 -  (16.38)%
                                2002 -  (23.89)%
                                2003 -   39.36%

o During the 3-year period shown in the bar chart above, the highest return for a calendar quarter was 23.10% (quarter ended June 30, 2003).
o During the 3-year period shown in the bar chart above, the lowest return for a calendar quarter was (23.81)% (quarter ended September 30, 2002).
o The calendar year-to-date return as of the end of the most recent calendar quarter was 5.82% (quarter ended June 30, 2004).

--------------------------------------------------------- ------------- -------------
           Average Annual Total Returns                      Past 1        Since
          Periods Ended December 31, 2003                     Year        Inception*
--------------------------------------------------------- ------------- -------------
International Equity Fund
   Before taxes                                              39.36 %       (0.08)%
   After taxes on distributions                              39.36 %       (0.35)%
   After taxes on distributions and sale of shares           25.59 %       (0.23)%
--------------------------------------------------------- ------------- -------------
MSCI EAFE International Gross Index**                        39.17 %       (0.90)%
--------------------------------------------------------- ------------- -------------
MSCI All Country World Free EX USA Gross Index**             41.41 %        0.10 %
--------------------------------------------------------- ------------- -------------

  *May 28, 1999 (commencement of operations of the International Equity Fund) **The MSCI EAFE International Gross Index is the Morgan Stanley Capital
   International, Inc. composite index which tracks the performance of international equity securities in 21 developed countries in Europe, Australasia, and the Far East and takes into account the value of dividends that would have been received by those securities. The MSCI All Country World Free EX USA Gross Index is the Morgan Stanley Capital International, Inc. composite index which tracks the performance of international equity securities in 49 developed and emerging countries, excluding those of the United States, and takes into account the value of dividends that would have been received by those securities. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes their returns would be lower.

FEES AND EXPENSES OF THE FUNDS

The following tables describe the fees and expenses that you may pay if you buy and hold Institutional Shares of the Funds:


Shareholder Fees For Institutional Shares
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases
   (as a percentage of offering price) ....................................None
Redemption Fee
    (as a percentage of amount redeemed)...................................None


Annual Fund  Operating  Expenses For  Institutional  Shares
(expenses  that are deducted from fund assets)


                                                                           Small  International
                                              Balanced  Equity   Mid-Cap  Company    Equity
                                              --------  ------   -------  -------    ------

Management Fees...............................   0.65 %   0.65 %   0.75 %  1.00 %     1.00 %
Distribution and/or Service (12b-1) Fees.......  None     None     None    None       None
Other Expenses................................   1.11 %   1.07 %   5.36 %  0.18 %     2.30 %
                                                -----    -----    -----   -----      -----
Total Annual Fund Operating Expenses*.........   1.76 %   1.72 %   6.11 %  1.18 %     3.30 %
     Fee Waivers and/or Expense Reimbursements  (0.56)%  (0.52)%  (4.81)%  0.00 %    (1.30)%
                                                -----    -----   ------   -----      -----
     Net Expenses.............................   1.20 %   1.20 %   1.30 %  1.18 %     2.00 %
                                                =====    =====    =====   =====      =====

    *"Total  Annual Fund  Operating  Expenses"  are based upon  actual  expenses incurred by each of the Funds' Institutional Shares for the fiscal year ended March 31, 2004. The Advisor has entered into contractual agreements with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.20% of the average daily net assets of the Balanced Fund and the Equity Fund, 1.30% of the average daily net assets of the Mid-Cap Fund, 1.50% of the average daily net assets of the Small Company Fund, and 2.00% of the average daily net assets of the International Equity Fund for the fiscal year to end March 31, 2005. It is expected that the contractual agreements will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous five fiscal years for the Balanced Fund, the Equity Fund, the Small Company Fund, and the International Equity Fund and three fiscal years for the Mid-Cap Fund, provided that the respective fund's total assets exceed $20 million for the Balanced Fund, the Equity Fund, the Small Company Fund, the International Equity Fund and $15 million for the Mid-Cap Fund. Additionally, the respective fund must reach a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the respective fund to exceed the corresponding annual expense ratio limit as described above. See the "Management of the Funds - Expense Limitation Agreements" section below for more detailed information.

Example: This example shows you the expenses that you may pay over time by investing in the Institutional Shares of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in one or more of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

----------------------- ------------- ---------------- -------------- ------------------
         Fund              1 Year         3 Years         5 Years         10 Years
----------------------- ------------- ---------------- -------------- ------------------

       Balanced             $122           $500            $902            $2,027
----------------------- ------------- ---------------- -------------- ------------------

        Equity              $122           $491            $885            $1,987
----------------------- ------------- ---------------- -------------- ------------------

       Mid-Cap              $132          $1,386          $2,611           $5,558
----------------------- ------------- ---------------- -------------- ------------------

    Small Company           $120           $375            $649            $1,432
----------------------- ------------- ---------------- -------------- ------------------

 International Equity       $203           $894           $1,610           $3,506
----------------------- ------------- ---------------- -------------- ------------------

MANAGEMENT OF THE FUNDS


                             THE INVESTMENT ADVISOR

The Funds' investment advisor is Brown Capital Management, Inc., 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to advisory contracts with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The
Advisor manages the investment and reinvestment of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor, organized as a Maryland corporation in 1983, is controlled by Eddie
C. Brown. The Advisor has been managing each of the Funds since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. The Advisor currently has approximately $5.4 billion in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of the following:

------------------------- ------------------ -------------------------------------------
                             Portfolio
        Fund(s)                Manager                     Work Experience
------------------------- ------------------ -------------------------------------------
Balanced Fund Equity      Management         The three  funds are managed by a team led
Fund                      Team led by        by Eddie C. Brown.  Mr.  Brown is founder,
Mid-Cap Fund              Eddie C. Brown     President and  controlling  shareholder of
                                             the  Advisor.  Mr. Brown has been with the
                                             Advisor   since  its  inception  in  1983.
                                             Calvin H. Baker,  Maurice L. Haywood,  and
                                             Stephon A. Jackson work  together with Mr.
                                             Brown  in  the  management  of  the  three
                                             funds.  Mr.  Baker,   Vice  President  and
                                             Portfolio   Manager/Analyst,   joined  the
                                             Advisor  in  August  2000.  Prior to this,
                                             Mr.  Baker was a  Financial  Executive  at
                                             the  Wisconsin  Energy   Corporation  from
                                             September   1991   to  June   2000.   From
                                             September   1988  to  July  1991  he  also
                                             served  as  a   Financial   Executive   at
                                             Economic  Development   Corporation.   Mr.
                                             Haywood,  Portfolio  Manager,  joined  the
                                             Advisor in February  2000.  Prior to this,
                                             Mr.  Haywood was a Partner and  Investment
                                             Analyst  at  Holland  Capital   Management
                                             from November  1993 to January 2000.  From
                                             August 1987 to November  1993, Mr. Haywood
------------------------- ------------------ -------------------------------------------

                                       27

------------------------- ------------------ -------------------------------------------
                                             was an Assistant  Vice  President at First
                                             National  Bank of  Chicago.  Mr.  Jackson,
                                             Vice      President      and     Portfolio
                                             Manager/Analyst,  joined  the  Advisor  in
                                             July  1997.  Prior  to this,  Mr.  Jackson
                                             was   Portfolio   Manager/   Director   of
                                             Research  at NCM Capital  Management  from
                                             March 1994 to June  1997.  From March 1993
                                             to March 1994,  Mr. Jackson was an Analyst
                                             at Putnam Investments.
------------------------- ------------------ -------------------------------------------
Small Company Fund        Management Team    Mr.  Lee is a Senior  Vice  President  and
                          led by Keith A.    has  been  a  portfolio   manager  of  the
                          Lee                Advisor  since  1991.  Prior to this,  Mr.
                                             Lee  was  a  Vice   President   at   Nexus
                                             Consulting  from June  1990 to June  1991.
                                             From November  1987 to July 1988,  Mr. Lee
                                             was  an  Investment  Representative  at BT
                                             Alex  Brown.  Mr. Lee works with Robert E.
                                             Hall,  Kempton  Ingersol,  Amy  Zhang  and
                                             Eddie C.  Brown in the  management  of the
                                             fund.  Mr.  Hall,  Senior  Vice  President
                                             and Portfolio Manager/Analyst,  joined the
                                             Advisor  in  September   1993.   Prior  to
                                             this,  Mr. Hall was an Investment  Advisor
                                             at the  Investment  Center from March 1990
                                             to  August   1993.   From  April  1983  to
                                             December  1989,  Mr.  Hall was an  Advisor
                                             and Portfolio  Manager for Emerging Growth
                                             Partners.    Mr.    Ingersol,    Portfolio
                                             Manager/Analyst,  joined  the  Advisor  in
                                             March  1999,  but  started in his  current
                                             role in  November  2000.  From  March 1999
                                             through  October 2000, Mr. Ingersol served
                                             as Brown  Capital  Management's  Marketing
                                             Director  in the  Texas  Region.  Prior to
                                             that, he was an Investment  Banker at both
                                             Dain  Rauscher  Incorporated  and  Grigsby
                                             Brandford  &  Company  from  June  1997 to
                                             March  1999 and April  1994 to June  1997,
                                             respectively.    Ms.   Zhang,    Portfolio
                                             Manager/Analyst,  joined  the  Advisor  in
                                             December   2002.   Prior  to  joining  the
                                             Advisor,  Ms. Zhang was an analyst at both
                                             Epsilon  Investment   Management  LLC  and
                                             Templeton  from  June  1999  to  September
                                             2002  and  January   1998  to  June  1999,
                                             respectively.
------------------------- ------------------ -------------------------------------------
International Equity      Management Team    Mr.  Ramos has been Vice  President of the
Fund                      led by Eddie       Advisor  since  December  1998.  Mr. Ramos
                          Ramos              works  with  Edwin Lugo and Eddie C. Brown
                                             in   the    management    of   the   fund.
                                             Previously,  Mr. Ramos was Vice  President
                                             at Templeton  Investment Counsel from July
                                             1993   to   November   1998.   Mr.   Lugo,
                                             Portfolio   Manager/Analyst,   joined  the
                                             Advisor in February  2002.  Formerly,  Mr.
                                             Lugo  was a Vice  President  at  Templeton
                                             Investment   Counsel  from  July  1996  to
                                             February 2002.
------------------------- ------------------ -------------------------------------------

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each of the Funds' average daily net assets at the annual rate of:

      Balanced Fund and Equity Fund:
      0.65% of the first $100 million
      0.50% on all assets over $100 million

      Mid-Cap Fund:
      0.75% on all assets

      Small Company Fund:
      1.00% on all assets

      International Equity Fund:
      1.00% of the first $100 million
      0.75% on all assets over $100 million

During the Funds' last fiscal year, fiscal year ended March 31, 2004, the Advisor waived a portion of the advisory fees for the Balanced Fund, the Equity Fund, and the International Equity Fund and all of its fees for the Mid-Cap Fund. Accordingly, the amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year was as follows:
                                          Fees Paid to the Advisor
              Fund                        as a Percentage of Assets
              ----                        -------------------------
          Balanced Fund                            0.09%
          Equity Fund                              0.14%
          Mid-Cap Fund                             0.00%
          Small Company Fund                       1.00%
          International Equity Fund                0.00%

Expense Limitation Agreements. In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds ("Expense Limitation Agreements"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.20% of the average daily net assets of the Balanced Fund and the Equity Fund, 1.30% of the average daily net assets of the Mid-Cap Fund, 1.50% of the average daily net assets of the Small Company Fund, and 2.00% of the average daily net assets of the International Equity Fund for the fiscal year to end March 31, 2005. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreements, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements. The Trust may terminate the respective expense limitation agreement upon 90 days' prior written notice to the Advisor with respect to the Balanced, Equity, Small Company and International Equity Funds and at any time upon written notice to the Advisor with respect to the Mid-Cap Fund. The Advisor may also terminate the expense limitation agreements upon 90 days' prior written notice to the Trust with respect to the Balanced, Equity, Small Company and International Equity Funds and at the end of the then-current term upon not less than 90 days' prior written notice to the Trust with respect to the Mid-Cap Fund.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous five
(5) fiscal years with respect to the Balanced, Equity, Small Company and International Equity Funds and the previous three (3) fiscal years with respect to the Mid-Cap Fund, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund's assets exceed $20 million with respect to the Balanced, Equity, Small Company and International Equity Funds or $15 million with respect to the Mid-Cap Fund; (ii) the particular fund's total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Funds as a factor in the selection of brokers and dealers.

The 1940 Act generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Funds pay to an affiliate of the Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Funds will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Funds.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Funds. As indicated later in the section of this prospectus entitled "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Other Expenses. In addition to the 12b-1 fees for the Investor Shares of the Mid-Cap Fund and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of their independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as each Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS


MINIMUM INVESTMENT

The Funds' Institutional Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is $10,000 ($2,000 for IRA and Keogh
Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). Each of the Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE


Determining a Fund's Net Asset Value. The price at which shares are purchased or redeemed is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the particular fund's total assets, less liabilities (including that fund's expenses, which are accrued daily), by the total number of outstanding shares of that fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares (e.g. the International Equity Fund), the net asset values of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing each of the Funds' total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. Each of the Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each of the Funds'
shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Funds' remaining shareholders to make payment in cash, each of the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Funds have authorized one or more brokers to accept purchase and redemption orders on their behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the particular Fund(s), Administrator, and Transfer Agent. The particular Fund(s) will charge a $20 fee and may redeem shares of that fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable fund to:

             Brown Capital Management Funds
             [Name of Fund]
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund and to "Institutional Shares" on your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or

TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-877-892-4226, before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Failure to identify the Fund you wish to invest in may cause a delay in processing your request. Additionally, please have your financial institution use the following wire instructions:

                 Wachovia Bank, N.A.
                 Charlotte, North Carolina
                 ABA # 053000219
                 For credit to: (please specify)
              The Brown Capital Management Balanced Fund
                       Account # 2000000861917
              The Brown Capital Management Equity Fund
                       Account # 2000000861768
              The Brown Capital Management Mid-Cap Fund
                       Account # 2000008667935
              The Brown Capital Management Small Company Fund
                       Account # 2000000861904
              The Brown Capital Management International Equity Fund
                       Account # 2000001293296
           For further credit to: (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-877-892-4226 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature. You may exchange shares of any of the Funds for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Shares may only be exchanged for Institutional Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by a fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. In addition, if after opening the investor's account the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Brown Capital Management Funds
             [Name of Fund]
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the applicable fund, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1) Designation of Institutional Shares and name of fund (Balanced Fund, Equity Fund, Mid-Cap Fund, Small Company Fund, or International Equity
          Fund),
     (2)  Shareholder(s) name and account number,
     (3)  Number of shares or dollar amount to be redeemed,

     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. See "Signature Guarantees" below.

Each of the Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-877-892-4226. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the
Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the particular fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 30 days' prior written notice. If the shareholder brings his account net asset value up to at least $10,000 ($2,000 for IRA and Keogh Plans) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds' net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each of the Funds committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of that fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and each of the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Funds reserve the right to (i) refuse to accept any request to purchase shares of the Funds for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT
INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to their shareholders every year. Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Funds designate a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Funds declare a dividend in October, November, or December but pay it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The International Equity Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the International Equity Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights shown below are intended to help you understand each Fund's financial performance for the previous five fiscal years for the Balanced Fund, the Equity Fund, and the Small Company Fund and since inception of the Mid-Cap Fund and the International Equity Fund. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of each of the Funds. The financial data for the fiscal years and periods below have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports covering such years and periods are incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Report of each of the Funds, a copy of which may also be obtained at no charge by calling the Funds at 1-877-892-4226.



                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        Institutional Shares
                                           (For a Share Outstanding Throughout each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year ended March 31,
                                                                   2004          2003          2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........................  $      11.71  $     15.12   $     15.61   $     18.20   $     17.78

  (Loss) income from investment operations
       Net investment income ................................         0.10          0.11          0.15          0.16          0.10
       Net realized and unrealized gain (loss) on investments         3.20         (3.41)        (0.49)        (2.04)         1.34
                                                               -----------   -----------   -----------   -----------   -----------

          Total from investment operations .................          3.30         (3.30)        (0.34)        (1.88)         1.44
                                                               -----------   -----------   -----------   -----------   -----------

  Less distributions to shareholders from
       Net investment income ................................        (0.10)        (0.11)        (0.15)        (0.16)        (0.10)
       Net realized gain from investment transactions .......         0.00          0.00         (0.00)        (0.55)        (0.92)
                                                               -----------   -----------   -----------   -----------   -----------

          Total distributions ..............................         (0.10)        (0.11)        (0.15)        (0.71)        (1.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, End of Year ...............................   $     14.91   $     11.71   $     15.12   $     15.61   $     18.20
                                                               ===========   ===========   ===========   ===========   ===========


Total return ...............................................         28.26 %      (21.85)%       (2.15)%      (10.69)%        8.22 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year (in thousands)................   $    13,337   $    10,688   $    13,580   $    13,398   $    14,278
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.76 %        1.83 %        1.71 %        1.54 %        1.59 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........     0.16 %        0.26 %        0.48 %        0.59 %        0.21 %
           After expense reimbursements and waived fees .........     0.71 %        0.89 %        0.99 %        0.92 %        0.60 %

      Portfolio turnover rate ...................................    25.56 %       44.22 %       27.95 %       46.05 %       45.01 %



                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        Institutional Shares

                                           (For a Share Outstanding Throughout each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year ended March 31,
                                                                   2004         2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, Beginning of Year .........................   $     12.34   $     17.73   $     18.49   $     24.26   $     23.24

  (Loss) income from investment operations
       Net investment (loss) income.........................         (0.06)        (0.05)        (0.07)        (0.07)        (0.09)
       Net realized and unrealized (loss) gain on investments         4.52         (5.34)        (0.66)        (3.67)         3.13
                                                               -----------   -----------   -----------   -----------   -----------

            Total from investment operations ...............          4.46         (5.39)        (0.73)        (3.74)         3.04
                                                               -----------   -----------   -----------   -----------   -----------

  Less distributions to shareholders from
       Net realized gain from investment transactions .....           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

           Total distributions ............................           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, End of Year ..............................    $     16.80   $     12.34   $     17.73   $     18.49   $     24.26
                                                               ===========   ===========   ===========   ===========   ===========

Total return ..............................................          36.14 %      (30.40)%       (3.97)%      (16.85)%       13.41 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, End of Year (in thousands)...............    $    13,832   $    10,232   $    14,249   $    10,722   $    10,394
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.72 %        1.89 %        1.75 %        1.75 %        1.75 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........    (0.94)%       (1.08)%       (1.01)%       (0.93)%       (0.95)%
           After expense reimbursements and waived fees .........    (0.42)%       (0.39)%       (0.46)%       (0.37)%       (0.40)%

      Portfolio turnover rate ...................................    25.70 %       65.96 %       34.62 %       57.18 %       52.09 %




                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        INSTITUTIONAL SHARES

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ....................................                      $     10.28          $     10.00

      Income from investment operations
           Net investment loss ..........................................                            (0.12)               (0.04)
           Net realized and unrealized gain on investments ..............                             4.09                 0.32
                                                                                               -----------          -----------

               Total from investment operations .........................                             3.97                 0.28
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ...............                            (0.42)                0.00
                                                                                               -----------          -----------

Net Asset Value, End of Period ..........................................                      $     13.83          $     10.28
                                                                                               ===========          ===========

Total return ............................................................                            38.75 %               2.80 %(b)
                                                                                               ===========          ===========

Ratios/supplemental data
      Net Assets, End of Period (in thousands)...........................                      $     2,295          $     1,635
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................                             6.11 %              15.28 %(c)
           After expense reimbursements and waived fees .................                             1.30 %               1.30 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ................                            (5.80)%             (14.92)%(c)
           After expense reimbursements and waived fees .................                            (0.98)%              (0.94)%(c)

      Portfolio turnover rate ...........................................                            47.37 %              12.08 %

(a)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.
(b)   Not annualized.
(c)   Annualized


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        Institutional Shares

                                           (For a Share Outstanding Throughout each Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year ended March 31,
                                                                   2004          2003         2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ..........................  $    20.02    $     33.92   $     27.15   $     32.43   $     19.48

  (Loss) Income  from investment operations
       Net investment loss ..................................        (0.26)        (0.21)        (0.17)        (0.04)        (0.18)
       Net realized and unrealized (loss) gain on investments        10.45        (13.69)         7.16         (3.43)        15.25
                                                               -----------   -----------   -----------   -----------   -----------

           Total from investment operations .................        10.19        (13.90)         6.99         (3.47)        15.07
                                                               -----------   -----------   -----------   -----------   -----------

  Less distributions to shareholders from
       Net realized gain from investment transactions .......         0.00          0.00(a)      (0.22)        (1.81)        (2.12)
                                                               -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Year ................................  $     30.21   $     20.02   $     33.92   $     27.15   $     32.43
                                                               ===========   ===========   ===========   ===========   ===========

Total return ................................................        50.90 %      (40.98)%       25.72 %      (11.29)%       78.85 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
   Net Assets, End of Year (in thousands) ...................  $   755,893   $   379,838   $   412,694   $   138,682   $    61,020
                                                               ===========   ===========   ===========   ===========   ===========


   Ratio of expenses to average net assets ..................         1.18 %        1.23 %        1.24 %        1.35 %        1.48 %

   Ratio of net investment loss to average  net assets ......        (1.03)%       (1.05)%       (0.83)%       (0.23)%       (0.99)%

   Portfolio turnover rate ..................................         1.42 %        0.91 %        7.34 %        7.57 %       28.26 %

(a) The actual distribution is less than $0.01 per share


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        Institutional Shares

                                           (For a Share Outstanding Throughout each Period)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year ended March 31,
                                                              2004         2003          2002          2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..................... $      6.32   $      9.04   $      9.71   $     11.83   $     10.00

  (Loss) income from investment operations
    Net investment  (loss) income ........................       (0.01)         0.01          0.05          0.03          0.02
    Net realized and unrealized (loss) gain on investments
         and foreign currency translations ...............        3.93         (2.73)        (0.68)        (1.83)         1.83
                                                           -----------   -----------   -----------   -----------   -----------

        Total from investment operations .................        3.92         (2.72)        (0.63)        (1.80)         1.85
                                                           -----------   -----------   -----------   -----------   -----------

  Less distributions to shareholders from
    Net investment income ................................        0.00          0.00         (0.02)        (0.02)        (0.02)
    Tax return of capital ................................        0.00          0.00         (0.02)         0.00          0.00
    Net realized gain from investment transactions .......        0.00          0.00          0.00         (0.30)         0.00
                                                           -----------   -----------   -----------   -----------   -----------
        Total distributions ..............................        0.00          0.00         (0.04)        (0.32)        (0.02)
                                                           -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Period ........................... $     10.24   $      6.32   $      9.04   $      9.71   $     11.83
                                                           ===========   ===========   ===========   ===========   ===========

Total return .............................................       62.03 %      (30.09)%       (6.46)%      (15.67)%       18.56 %(b)
                                                           ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
    Net Assets, End of Period (in thousands).............. $     7,124   $     4,355   $     6,209   $     2,699   $     1,648
                                                           ===========   ===========   ===========   ===========   ===========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ...        3.30 %        3.63 %        3.55 %        6.26 %        9.23 %(c)
         After expense reimbursements and waived fees ....        2.00 %        2.00 %        2.00 %        2.00 %        2.00 %(c)

    Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ...       (1.35)%       (1.54)%       (0.86)%       (3.95)%       (7.11)%(c)
         After expense reimbursements and waived fees ....       (0.05)%        0.09 %        0.69 %        0.30 %        0.12 %(c)

    Portfolio turnover rate ..............................       18.35 %       38.43 %        5.90 %       14.85 %       23.61 %

(a) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(b) Not annualized.
(c) Annualized.

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II

Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds at:

Documented:

Brown Capital Management Funds                     Internet:
Institutional Shares
c/o NC Shareholder Services                        www.browncapital.com
The Nottingham Company
116 South Franklin Street                          E-mail:
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365             Info@ncfunds.com

Toll-Free Telephone:

1-877-892-4BCM
1-877-892-4226

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      Investment Company Act file number 811-06199


                                                     [COMPANY LOGO HERE]

                                                   BROWN CAPITAL MANAGEMENT

     [COMPANY LOGO HERE]

BROWN CAPITAL MANAGEMENT

                Prospectus



                                                    The Brown Capital Management
                                                                    Mid-Cap Fund

                                                                 Investor Shares

                                                          Cusip Number 66976M763
                                                             NASDAQ Symbol BCMVX

                                                                   July 29, 2004



The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUND...................................................................... 2

         Investment Objective..................................................2
         Principal Investment Strategy.........................................2
         Principal Risks Of Investing In The Fund..............................5
         Bar Chart and Performance Table.......................................7
         Fees And Expenses Of The Fund.........................................9

MANAGEMENT OF THE FUND........................................................11

         The Investment Advisor...............................................11
         The Administrator....................................................13
         The Transfer Agent...................................................13
         The Distributor......................................................13

INVESTING IN THE FUND.........................................................15

         Minimum Investment...................................................15
         Purchase And Redemption Price........................................15
         Purchasing Shares....................................................16
         Redeeming Your Shares................................................18

OTHER IMPORTANT INVESTMENT INFORMATION........................................22

         Dividends, Distributions, And Taxes..................................22
         Financial Highlights.................................................23
         Additional Information.......................................Back Cover

THE FUND


INVESTMENT OBJECTIVE

The Brown Capital Management Mid-Cap Fund ("Fund") seeks long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund is a diversified series of The
Nottingham Investment Trust II ("Trust") and is advised by Brown Capital Management, Inc. ("Advisor"). The Fund also offers Institutional Shares which are offered by another prospectus.


PRINCIPAL INVESTMENT STRATEGY

         Overview

The Advisor intends to invest in companies that, at a minimum, meet two specific criteria. First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market's earnings growth rate. This determination is generated from fundamental analysis and the Advisor's assessment of the company's growth prospects over the next three to five years. Second, the company's stock should be selling at a reasonable valuation. Reasonable valuation is determined by applying a risk-adjusted price to earnings ("P/E") multiple to Advisor-forecasted earnings per share ("EPS") targets. This reasonable valuation criteria allows the Advisor to evaluate whether a company's share price is undervalued, fairly-valued, or overvalued. The Advisor has employed this investment approach since 1983.

         Fundamental Analysis

The foundation of the Advisor's investment process is fundamental analysis that principally includes:

o    financial statement analysis;
o    management interviews;
o    industry analysis; and
o    competitor analysis.

This analysis represents approximately 80% of the Advisor's investment approach.
Companies  are  identified  through   Advisor-developed   quantitative   screens
including:

o    historical EPS growth;
o    return on equity; and
o    debt-to-total capital.

Companies may also be identified through a number of other means including:

o    external research sources;
o    investment conferences;
o    in-office management visits; and
o    industry trends.

Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cashflow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

         Reasonable Valuation Analysis

Valuation analysis is the remaining 20% of the investment approach. To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company. The required return is translated into a P/E multiple. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal.

The Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years). The Advisor typically sells securities from the Fund's portfolio when the Advisor determines that a company's future growth prospects are diminishing, and/or its valuation is no longer reasonable.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

     Market Risk. The Fund will be subject to market risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

     Investment Style Risk. The Advisor's investment style may subject the Fund to certain risks. A portfolio company's earnings growth may not increase as much as the Advisor assumes it will. Even if a portfolio company's earnings grow as the Advisor expects, there may not be a corresponding increase in the portfolio company's share value. Also, the Advisor's determination of reasonable valuation for a portfolio security may be incorrect.
     Consequently, the Fund may pay more for a portfolio security than it is worth.

     Investment   Advisor  Risk.  The  Advisor's   ability  to  choose  suitable
     investments has a significant impact on the ability of the Fund to achieve its investment objective.

     Market Sector Risk. The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's performance.

     Equity Securities Risk. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

     Portfolio Turnover Risk. Although the Advisor intends to hold the Fund's portfolio securities for the long-term, the Advisor may sell such securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See the section of this Prospectus entitled "Financial Highlights" for the Fund's portfolio turnover rate for the prior period.

     Mid-cap Companies Risk. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

     Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[BAR CHART HERE]


                             Calendar Year Returns
                                Investor Shares
                                ---------------
                                 2004 - 33.75%

o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 15.87% (quarter ended June 30, 2003).
o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (2.00)% (quarter ended March 31, 2003).
o The calendar year-to-date return as of the most recent calendar quarter was 2.87% (quarter ended June 30, 2003).



The table shown on the next page provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year and since inception compare to those of broad-based securities market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------- ---------------- ----------------
         Average Annual Total Returns                                     Since
       Periods Ended December 31, 2003                Past 1 Year       Inception*
--------------------------------------------------- ---------------- ----------------
Mid-Cap Fund - Investor Shares
   Before taxes                                          33.75%           30.95%
   After taxes on distributions                          32.42%           29.92%
After taxes on distributions and sale of shares          22.02%           25.86%
--------------------------------------------------- ---------------- ----------------
S&P Mid-Cap 400 Index **                                 35.59%           33.43%
--------------------------------------------------- ---------------- ----------------
Russell Mid-Cap Growth Index **                          42.71%           42.48%
--------------------------------------------------- ---------------- ----------------

  *  September 30, 2002 (commencement of operations of the Mid-Cap Fund)

  ** The S&P Mid-Cap 400 Index and the Russell Mid-Cap Growth Index are unmanaged indices measuring the performance of the mid-size company segment of the U.S. equities market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes their returns would be lower.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund:

Shareholder Fees For Investor Shares
(fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed On Purchases
       (as a percentage of offering price) .............................None
     Redemption Fee
       (as a percentage of amount redeemed) ............................None

Annual Fund Operating  Expenses For Investor Shares
(expenses that are deducted from fund assets)

     Management Fees...................................................0.75 %
     Distribution and/or Service (12b-1) Fees..........................0.25 %
     Other Expenses....................................................5.47 %
                                                                      -----
     Total Annual Fund Operating Expenses..............................6.47 %*
          Fee Waivers and/or Expense Reimbursements...................(4.92)%
                                                                     ------
          Net Expenses.................................................1.55 %
                                                                     ======


*"Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Shares of the Fund for the fiscal year ended March 31, 2004. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, capitalized expenditures, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending March 31, 2005. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund's total assets exceed $15 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. See the "Management of the Fund - Expense Limitation Agreement" section below for more detailed information.

Example: This example shows you the expenses that you may pay over time by investing in the Investor Shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------ -------------- --------------- --------------- ----------------
   Period Invested          1 Year          3 Years        5 Years         10 Years
------------------------ -------------- --------------- --------------- ----------------
      Your Costs             $158            $1,477         $2,757          $5,797
------------------------ -------------- --------------- --------------- ----------------

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

The Fund's investment advisor is Brown Capital Management, Inc., 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor, organized as a Maryland corporation in 1983, is controlled by Eddie
C. Brown. The Advisor has been managing The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund, (together with the Fund referred to as the "Brown Capital Management Funds") since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. The Advisor currently has approximately $5.4 billion in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Eddie C. Brown, Calvin H. Baker, Maurice L. Haywood and Stephon A. Jackson. Mr. Brown is the founder and controlling shareholder of the Advisor and has served as its President since its inception in 1983. Mr. Baker is a Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Baker joined the Advisor in August 2000. Prior to this, Mr. Baker was a Financial Executive at the Wisconsin Energy Corporation from September 1991 to June 2000. From September 1988 to July 1991 he also served as a Financial Executive at Economic Development Corporation. Mr. Haywood joined the Advisor in February 2000 as a Portfolio Manager. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital Management from November 1993 to January 2000. From August 1987 to November 1993, Mr. Haywood was an Assistant Vice President at First National Bank of Chicago. Mr. Jackson is a Vice President and Portfolio Manager/Analyst of the Advisor. Mr. Jackson joined the Advisor in July 1997. Prior to this, Mr. Jackson was Portfolio Manager/Director of Research at NCM Capital Management from March 1994 to June 1997. From March 1993 to March 1994, Mr. Jackson was an Analyst at Putnam Investments.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.75%. However, to limit expenses of the Fund, the Advisor voluntarily waived all of its advisory fees for the fiscal year ended March 31, 2004.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.30% of the average daily net assets of the Investor Shares of the Fund for the fiscal year ending March 31, 2005. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days' notice to the Trust as set forth in the Expense Limitation Agreement.

The Fund, may at a later date, reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three
(3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.30% as described above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than 1.30% as described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor. The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Fund pays to an affiliate of the Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Investor Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Investor Shares the annual rate of 0.25% of the average daily net assets of the Fund's Investor Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses. In addition to the 12b-1 fees for the Investor Shares of the Fund and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND

MINIMUM INVESTMENT

The Fund's Investor Shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $10,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including the Fund's expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders.

Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Brown Capital Management Mid-Cap Fund - Investor Shares" to:

             The Brown Capital Management Mid-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-877-892-4226, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Failure to identify the fund you wish to invest in may cause a delay in processing your request. Additionally, please have your financial institution use the following wire instructions:

      Wachovia Bank, N.A.
      Charlotte, North Carolina
      ABA # 053000219
      For the: The Brown Capital Management Mid-Cap Fund - Investor Shares Account # 2000008667935
      For further credit to: (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-877-892-4226 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Investor Shares may only be exchanged for Investor Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior written notice.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             The Brown Capital Management Mid-Cap Fund
             Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  Designation of Investor Shares and name of the Fund,

     (2)  Shareholder(s) name and account number,

     (3)  Number of shares or dollar amount to be redeemed,

     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder, and

     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-877-892-4226. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $10,000 ($2,000 for IRA and Keogh Plans) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (i) $250,000 or
(ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT
INVESTMENT INFORMATION


DIVIDENDS, DISTRIBUTIONS, AND TAXES


The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights shown on the next page are intended to help you understand the Fund's financial performance since inception of the Fund. Certain information reflects financial results for a single fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal period below have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports covering such periods are incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-877-892-4226.


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                           INVESTOR SHARES
                                           (For a Share Outstanding Throughout the Period)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...................................                      $      10.27          $     10.00

      Income from investment operations
           Net investment loss .........................................                             (0.10)               (0.03)
           Net realized and unrealized gain on investments .............                              4.04                 0.30
                                                                                               -----------          -----------

               Total from investment operations ........................                              3.94                 0.27
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ..............                             (0.42)                0.00
                                                                                               -----------          -----------

Net Asset Value, End of Period .........................................                       $     13.79          $     10.27
                                                                                               ===========          ===========

Total return ...........................................................                             38.49 %               2.70 %(b)
                                                                                               ===========          ===========

Ratios/supplemental data
      Net Assets, End of Period (in thousands) .........................                       $     1,766          $       542
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............                              6.47 %              13.67 %(c)
           After expense reimbursements and waived fees ................                              1.55 %               1.56 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...............                             (6.15)%             (13.36)%(c)
           After expense reimbursements and waived fees ................                             (1.22)%              (1.25)%(c)

      Portfolio turnover rate ..........................................                             47.37 %              12.08 %

(a) For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.
(b) Not annualized.
(c) Annualized.


The Brown Capital Management
Mid-Cap Fund is a series of
The Nottingham Investment Trust II

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:

Documented:

The Brown Capital Management Mid-Cap Fund            Internet:
Investor Shares
c/o NC Shareholder Services                          www.browncapital.com
The Nottingham Company
116 South Franklin Street                            E-mail:
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365               Info@ncfunds.com

Toll-Free Telephone:

1-877-892-4BCM
1-877-892-4226

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      Investment Company Act file number 811-06199


                                             [COMPANY LOGO HERE]

                                          BROWN CAPITAL MANAGEMENT

                                     PART B
                                     ======

                                    FORM N-1A

                      STATEMENTS OF ADDITIONAL INFORMATION

                               CAPITAL VALUE FUND

                                  July 29, 2004


                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863







                                Table of Contents

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS.........................................................4
PORTFOLIO TRANSACTIONS.........................................................5
NET ASSET VALUE................................................................7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................7
DESCRIPTION OF THE TRUST.......................................................9
ADDITIONAL INFORMATION CONCERNING TAXES.......................................10
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................11
SPECIAL SHAREHOLDER SERVICES..................................................18
ADDITIONAL INFORMATION ON PERFORMANCE.........................................21
FINANCIAL STATEMENTS..........................................................23
APPENDIX A - DESCRIPTION OF RATINGS...........................................24
APPENDIX B - PROXY VOTING POLICIES............................................28









This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses relating to the Capital Value Fund's ("Fund") Investor Class Shares and T Shares, each dated the same date as this SAI, as those Prospectuses may be amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectuses for the Investor Class Shares and T Shares classes of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest. The Fund commenced operations November 16, 1990 and is a separate diversified series of The Nottingham Investment Trust II ("Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts business trust.

Equity Securities. In determining whether a common stock is a strong candidate for inclusion in the portfolio, Capital Investment Counsel, Inc. ("Advisor"), the Fund's investment advisor, may consider, in addition to the factors listed in the Prospectuses under "Principal Investment Strategies", such factors as: research material generated by the brokerage community; investment and business publications and general investor attitudes as perceived by the Advisor; valuation with respect to price-to-book value, price-to-sales, price-to-cash flow, price-to-earnings ratios, and dividend yield, all compared to historical valuations and future prospects for the company as judged by the Advisor.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The Fund may invest up to 10% of its total assets in foreign securities in order to take advantage of opportunities for growth where, as with domestic securities, they are depressed in price because they are out of favor with most of the investment community. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

Real Estate Securities. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will purchase Commercial Paper only if it is rated one of the top two rating categories by Moody's, S&P, or Fitch or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Fund may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the Trust's officers or Trustees or the Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, warrants, commodities contracts, futures contracts or related options;

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities;

(12) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities;

(13) Invest in restricted securities;

(14) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and the Fund may pledge its assets to secure all such borrowings;

(15) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; and

(16) Invest more than 10% of the Fund's total assets in foreign securities, including sponsored American Depository Receipts.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (restriction (14) above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. Because of increased portfolio trading primarily due to market conditions and decreases in the Fund's assets, the Fund's portfolio turnover rate was higher for the fiscal year ended March 31, 2004 than the fiscal year ended March 31, 2003.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 2004, 2003, and 2002, the total dollar amounts of brokerage commissions paid by the Fund were $8,176, $19,916, and $8,497, respectively. For those fiscal years, the Distributor received all of the commissions that were paid during such years. The decrease in brokerage commissions for the fiscal year ended March 31, 2004 and the increase in brokerage commissions for the fiscal year ended March 31, 2003, from each respective prior year, were primarily due to decreased portfolio equity trading during the fiscal year ended March 31, 2004 and increased equity portfolio trading and turnover for the fiscal year ended March 31, 2003, respectively.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The nest asset value of each class of shares is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each class of shares of the Fund will not be calculated.

The net asset value per share of each class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of the Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares (such as the distribution and service fees attributable to Investor Class Shares) will be charged against that class of shares. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of shares if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 2004, 2003, and 2002, the total expenses of the Fund were $172,411, $187,985, and $270,515, respectively. No T Shares of the Fund were issued during such fiscal years.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Capital Investment Group, Inc., the distributor of the Fund's shares ("Distributor"), or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value for the T Shares class, and net asset value plus a sales charge for Investor Class Shares of the Fund. The Distributor, an affiliate of the Advisor, receives the sales charge of the Investor Class Shares as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Investor Class Shares, along with the information on current purchases, rights of accumulation, and letters of intent, if applicable. See the "Your Investment in the Fund"
section in the Prospectus for the Investor Class Shares for more detailed information.

The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution ("Plan") for the Investor Class Shares and T Shares classes of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Distribution of the Fund's Shares" in the Prospectuses). Under the Plan, the Fund may expend up to 0.50% of the Investor Class Shares' average daily net assets and 0.75% of the T Shares' average daily net assets annually to finance any activity which is primarily intended to result in the sale of those classes of the Fund and the servicing of shareholder accounts, provided the Trustees has approved the category of expenses for which payment is being made. Such expenditures paid as servicing fees to any person who sells Investor Class Shares or T Shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund and each class of shares include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares or T Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares and T Shares.

The Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares and T Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and concerning their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares and T Shares classes of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares and T Shares classes of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares and T Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares and T Shares of the Fund; (f) compensation of broker-dealers and sales personnel; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares or T Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement (as defined below) with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement for each class of shares may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the class of shares affected by such termination. Any amendment materially increasing the maximum percentage payable under the Plan applicable to a specific class of shares must likewise be approved by a majority vote of that class of shares, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the Trustees who are not "interested persons" and who have no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended March 31, 2004, the Fund incurred $20,909 in costs connected with the Plan for the Investor Class Shares. Such costs were spent primarily on compensation to broker-dealers for the sale of Investor Class Shares. The T Shares were not offered to the public during any portion of the fiscal year ended March 31, 2004.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Your Investment in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.


                            DESCRIPTION OF THE TRUST

The Trust was organized as an unincorporated business trust organized under Massachusetts law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight series, as follows: Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; EARNEST Partners Fixed Income Trust managed by EARNEST Partners Limited, LLC of Atlanta, Georgia; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively, "Brown Capital Management Funds") managed by Brown Capital Management, Inc. of Baltimore, Maryland; and WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, LLC of Norfolk, Virginia. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates. The Fund is divided into two classes of shares: Investor Class Shares and T Shares.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multiclass Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectuses or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

                                    TRUSTEES

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)                                                   Complex
        Name, Age,           held with   Length of       Principal Occupation(s)        Overseen by       Other Directorships
        And Address         Fund/Trust  Time Served        During Past 5 Years            Trustee           Held by Trustee
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                       Independent Trustees
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Jack E. Brinson, 72         Trustee,    Since 1990  Retired;  previously,   President        8      Independent   Trustee   of   the
                            Chairman                of   Brinson    Investment    Co.               following:     Gardner     Lewis
                                                    (personal     investments)    and               Investment  Trust  for the three
                                                    President  of Brinson  Chevrolet,               series   of  that   trust;   New
                                                    Inc. (auto dealership)                          Providence  Investment Trust for
                                                                                                    the  one  series of  that trust;
                                                                                                    Hillman   Capital     Management
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series of  that trust;  de  Leon
                                                                                                    Funds  Trust  for the one series
                                                                                                    of  that  trust;  Merit Advisors
                                                                                                    Investment  Trust  for  the  one
                                                                                                    series  of   that   trust;   and
                                                                                                    Merit Advisors Investment  Trust
                                                                                                    II for the one  series  of  that
                                                                                                    trust (all registered investment
                                                                                                    companies)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
J. Buckley Strandberg, 44   Trustee     Since 1991  President  of Standard  Insurance        8      Independent   Trustee   of   the
                                                    and   Realty    (insurance    and               following:     Merit    Advisors
                                                    property management)                            Investment  Trust  for  the  one
                                                                                                    series of that trust;  and Merit
                                                                                                    Advisors   Investment  Trust  II
                                                                                                    for  the  one   series  of  that
                                                                                                    trust      (all       registered
                                                                                                    investment companies)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------

                                       12

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
James H. Speed, Jr., 51     Trustee     Since       President  and  CEO of NC  Mutual        8      Independent   Trustee   of   RBC
                                        September   Life      Insurance       Company               Funds,  Inc.  for its six series
                                        2002        (insurance   company)  since  May               (all    registered    investment
                                                    2003;    President    of    Speed               companies);  Member  of Board of
                                                    Financial       Group,       Inc.               Directors   of  NC  Mutual  Life
                                                    (consulting/private  investments)               Insurance Company.
                                                    since  March  2000;   previously,
                                                    Senior  Vice   President,   Chief
                                                    Financial  Officer & Treasurer of
                                                    Hardee's   Food   Systems,   Inc.
                                                    (food  service   retailer)   from
                                                    July 1997 to March  2000;  Senior
                                                    Vice   President   Controller  of
                                                    Hardee's Food Systems,  Inc. from
                                                    January 1995 to July 1997
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                       Interested Trustees*
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Richard K. Bryant, 45       Trustee;    Trustee     President  of Capital  Investment        8                     None
Post Office Box 32249       President   since       Group,  Inc.  (distributor of the
Raleigh, North Carolina     and         September   Fund);  Vice President of Capital
27622                       Principal   2002;       Investment     Counsel,      Inc.
                            Executive   President   (advisor of the Fund); President
                            Officer,    since 1990; of Capital Investment Brokerage,
                            the Fund    Principal   Inc.  (broker/dealer  firm);  and
                                        Executive   President of Capital  Value Fund;
                                        Officer     President   of  N.C.   Securities
                                        since 2002  Industry    Association    (trade
                                                    organization) Trustee of the Trust
                                                    since September 2002; previously,
                                                    Trustee  of the  Trust  from  1990
                                                    until June 2002
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Keith A. Lee, 44            Trustee;    Trustee     Senior  Vice  President  of Brown        8                     None
1201 N. Calvert Street      Vice        since June  Capital     Management,      Inc.
Baltimore, Maryland 21202   President   2002;       (advisor  of  the  Brown  Capital
                            and         Vice        Management    Funds)   and   Vice
                            Principal   President   President of the Brown Capital
                            Executive   since 1992; Management Funds; Trustee of the
                            Officer,    Principal   Trust since June 2002.
                            the Brown   Executive
                            Capital     Officer
                            Management  since 2002
                            Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel,
  Inc., the advisor of the Fund, and Capital  Investment  Group,  Inc., the distributor of the Fund. Mr. Lee is an
  Interested Trustee because he is an officer of  Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Other Officers
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Eddie C. Brown, 63          President,  Since       President   of   Brown    Capital       n/a                     n/a
1201 N. Calvert Street      the Brown   1992        Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                 Trustee  of the  Trust  from 1992
                            Management              until June 2002
                            Funds
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Elmer O. Edgerton, Jr., 54  Vice        Since       President  of Capital  Investment       n/a                     n/a
Post Office Box  32249      President,  1990        Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                 Carolina;   Vice   President   of
27622                       Value Fund              Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
R. Mark Fields, 51          Vice        Since       Partner   of   EARNEST   Partners       n/a                     n/a
119 S. President Street     President,  1992        Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                 EARNEST   Partners  Fixed  Income
Jackson, MS 39201           Partners                Trust),  since 1999;  previously,
                            Fixed                   Vice       President of Investek
                            Income                  Capital     Management,     Inc.,
                            Trust                   Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------

                                       13

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Douglas S. Folk, 43         President   Since       Partner and Portfolio  Manager of       n/a                     n/a
75 Fourteenth Street        and         2004        EARNEST  Partners  Limited,  LLC,
Suite 2300                  Principal               since  1999;   previously,   Vice
Atlanta, GA  30309          Executive               President  of  Investek   Capital
                            Officer,                Investment,     Inc.,    Jackson,
                            EARNEST                 Mississippi, 1996 to 1999
                            Partners
                            Fixed
                            Income
                            Trust
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
John M. Friedman, 60        Vice        Since       Partner and Portfolio  Manager of       n/a                     n/a
75 Fourteenth Street        President,  1992        EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                 since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                President  of  Investek   Capital
                            Fixed                   Management,     Inc.,    Jackson,
                            Income                  Mississippi
                            Trust
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
L. Norfleet Smith, Jr., 42  Principal   Since       Executive   Vice   President   of       n/a                     n/a
150 West Main Street        Executive   2002        Wilbanks,  Smith &  Thomas  Asset
Suite 1700                  Officer,                Management,  LLC  (advisor of the
Norfolk, Virginia  23510    WST Growth              WST   Growth   Fund),    Norfolk,
                            Fund                    Virginia
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Wayne F. Wilbanks, 43       President,  Since       President  of  Wilbanks,  Smith &       n/a                     n/a
150 West Main Street        WST Growth  1997        Thomas
Suite 1700                  Fund                    Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
C. Frank Watson III, 33     Secretary,  Secretary   President  and  Chief   Operating       n/a                     n/a
                            Treasurer,  since 1994; Officer   (since   1999)  of  The
                            and         Treasurer   Nottingham                Company
                            Principal   and         (administrator   to  the   Fund);
                            Financial   Principal   previously,    Chief    Operating
                            Officer     Financial   Officer of The Nottingham Company
                                        Officer
                                        since 2002
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Julian G. Winters, 35        Assistant   Since      Vice President-Compliance               n/a                     n/a
                             Secretary   2002       Administration  (since  1998)  of
                             and                    The      Nottingham      Company;
                             Assistant              previously, Fund Accountant, The
                             Treasurer              Nottingham Company
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------


Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of equity securities of the Fund beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

   ----------------------------- ------------ ---------------------------
                                   Dollar      Aggregate Dollar Range of
                                  Range of      Equity Securities in All
                                   Equity       Funds Overseen or to be
                                 Securities      Overseen by Trustee in
                                   in the         Family of Investment
         Name of Trustee            Fund              Companies*
   ----------------------------- ------------ ---------------------------
                           INDEPENDENT TRUSTEES
   ----------------------------- ------------ ---------------------------
   Jack E. Brinson                    A                   A
   ----------------------------- ------------ ---------------------------
   J. Buckley Strandberg              B                   B
   ----------------------------- ------------ ---------------------------
   James H. Speed, Jr.                A                   A
   ----------------------------- ------------ ---------------------------
                            INTERESTED TRUSTEES
   ----------------------------- ------------ ---------------------------
   Richard K. Bryant                  C                   C
   ----------------------------- ------------ ---------------------------
   Keith A. Lee                       A                   E
   ----------------------------- ------------ ---------------------------

* Includes all the funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Fund ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement for the Fund, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund; (v) the financial condition of the Advisor; and (vi) the Advisor's investment strategy for the Fund.

Based upon their evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2004. Each of the Trustees serves as a Trustee to the eight funds of the Trust, including the Fund.

                                                       Compensation Table

--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
                                      Aggregate             Pension              Estimated
                                     Compensation         or Retirement            Annual            Total Compensation
                                       from the        Benefits Accrued As      Benefits Upon         from the Fund and
    Name of Person, Position             Fund         Part of Fund Expenses      Retirement        Trust Paid to Trustees
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
                                                      Independent Trustees
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
Jack E. Brinson, Trustee                $1,250                None                 None                   $10,100
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
J. Buckley Strandberg, Trustee          $1,250                None                 None                   $10,100
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
James H. Speed, Jr., Trustee            $1,250                None                 None                   $10,000
----------------------------------------------------------------------------------------------------------------------------
                                                       Interested Trustees
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
Richard K. Bryant, Trustee               None                 None                 None                    None
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------
Keith A. Lee, Trustee                    None                 None                 None                    None
--------------------------------- ------------------- ---------------------- ------------------ ----------------------------

Code of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held or acquired by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the SAI.

Effective with the twelve-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Form N-PX must be filed with the SEC no later than August 31 of each year. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of July 26, 2004, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Investor Class Shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of July 26, 2004. No T Shares had been issued as of July 26, 2004.

 Name and Address of             Amount and Nature of
 Beneficial Owner                Beneficial Ownership              Percent
 ----------------                --------------------              -------

                              INVESTOR CLASS SHARES

 Sterne Agee & Leach, Inc.*      47,916.294 shares                  12.68%
 813 Shades Creek Parkway,
 Suite 100B
 Birmingham, AL  35209

* These shares are held for Harry M. Bryant, Post Office Box 940, Lowell, North Carolina 28098.

Investment Advisor and Other Service Providers

Investment Advisor. Information about Capital Investment Counsel, Inc. and its duties and compensation as Advisor is contained in the Prospectuses. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. W. Harold Eddins, a Portfolio Manager for the Advisor, and E.O. Edgerton, Jr. (a control person of the Advisor through ownership) are responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% on assets over $250 million. The method for calculating the fee is based on the relative net assets of the Investor Class Shares and T Shares of the Fund. For the fiscal years ended March 31, 2004, 2003, and 2002, the Fund paid the Advisor advisory fees of $25,090, $30,877, and $65,398, respectively.

Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a general administration fee at the annual rate of 0.175% of the average daily net assets of the Fund on the first $50 million; 0.150% of the next $50 million; 0.125% on the next $50 million; and 0.100% of its average daily net assets in excess of $150 million, with a minimum administration fee of $2,000 per month. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the Fund and $750 for each class of shares beyond the initial class; plus an annual asset-based fee of 0.01% of the average daily net assets of the Fund. For services to the Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $24,000, $24,005, and $23,996, respectively. For the same fiscal years, the Administrator received fund accounting fees of $27,418, $27,515, and $28,090, respectively. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800. In addition, the Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

The Administrator performs the following services for the Fund: (1) procures on behalf of and coordinates with the Fund's custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists in the preparation of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. For the fiscal years ended March 31, 2004, 2003, and 2002, the Transfer Agent received $18,000, $18,000, and $18,000, respectively, in such fees.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. The Distributor is an affiliate of the Advisor, and is controlled by Richard K. Bryant, a Trustee and an officer of the Trust and the Advisor and President of the Distributor, and Elmer O. Edgerton, Jr., an officer of the Trust and the Advisor and Vice President of the Distributor.

The Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal years ended March 31, 2004, 2003, and 2002, the Distributor received aggregate commissions for the sale of Investor Class Shares in the amounts of $5,805, $2,330, and $5,581, respectively, of which the Distributor retained $825, $351, and $807, respectively, after reallowances to broker-dealers and sales representatives.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in each Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the
Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-525-3863, or by writing to:

                               Capital Value Fund
             [Investor Class Shares] or [T Shares] (please specify)
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Redeeming Your Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                 Reduced Sales Charges for Investor Class Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $50,000, and shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table in the Investor Class Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the applicable Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Sales at Net Asset Value. In order to encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The "average annual total return" of each class of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, and ten year periods or for the life of each class of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each class of the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVD = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Fund may also quote other average annual total return and cumulative total return information that does not reflect the effects of the sales load.

The average annual total returns before taxes on distributions of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 23.54%, (0.45)% and 7.27%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes on distributions for those periods were 28.02%, 0.27% and 7.66%, respectively. The cumulative total return before taxes on distributions of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2004 was 101.78%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes on distributions for that period was 109.10%. The average annual total returns after taxes on distributions of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 23.54%, (1.82)% and 5.57%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions for those periods were 28.02%, (1.12)% and 5.95%, respectively. The cumulative total return after taxes on distributions of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2004 was 72.03%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions for that period was 78.27%. The average annual total returns after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 15.30%, (0.68)% and 5.72%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares for those periods were 18.22%, (0.08)% and 6.07%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the ten-year period ended March 31, 2004 was 74.41%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of shares for that period was 80.20%. The T Shares of the Fund were not offered during the periods of such performance quotations.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, the Lehman Aggregate Bond Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  2004,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Fund may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                       THE NOTTINGHAM INVESTMENT TRUST II
                       PROXY VOTING AND DISCLOSURE POLICY

I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that The Nottingham Investment Trust II ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A. General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B. Delegation to Fund's Advisor

     The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

     (1) to make the proxy voting decisions for the Fund; and
     (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C. Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or
     (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;
         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

         (iv)     The shareholder meeting date;
         (v)      A brief identification of the matter voted on;
         (vi) Whether the matter was proposed by the issuer or by a security holder;
         (vii)    Whether the Fund cast its vote on the matter;
         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (ix)     Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy statements received regarding each Fund's securities;
         (iii)    Records of votes cast on behalf of each Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee ("Proxy Voting Committee") of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 17th day of June, 2003.

                        CAPITAL INVESTMENT COUNSEL, INC.

                       PROXY VOTING AND DISCLOSURE POLICY
                              (Adopted July, 2003)


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that Capital Investment Counsel, Inc. ("Adviser") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Adviser has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that Adviser complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to any investment company managed by Adviser (each a "Fund"), its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In general, Adviser does not vote proxies for clients. However, Adviser has one client, the Capital Value Fund (the "Fund") for which Adviser will vote proxies. In voting proxies for the Fund (or any other client for whom Adviser determines to vote proxies in the future), Adviser is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

     The following details Adviser's philosophy and practice regarding the voting of proxies:

     A.   General

          Adviser believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

          To implement Adviser's proxy voting policies, Adviser has developed the following procedures for voting proxies.

          1. Adviser votes proxies for clients that have not instructed Adviser and/or their custodian that they want to receive and vote their own proxies.

          2. Upon receipt of a corporate proxy by Adviser, the special or annual report and the proxy are submitted to Adviser's proxy voting manager (the "Proxy Manager"), currently Richard K. Bryant.

          3. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. In determining the appropriate vote for the proxy, the Proxy Manager shall take into consideration what vote is in the best interests of clients and the provisions of Adviser's Voting Guidelines in Section III below. The Proxy Manager will then vote the proxies.

          4. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for a Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Adviser's files.

     C.   Absence of Proxy Manager

          In the event that the Proxy Manager is unavailable to vote a proxy, then Adviser's President (or his delegate) shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

     While Adviser's policy is to review each proxy proposal on its individual merits, Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A.   Corporate Governance

          1.   Election of Directors and Similar Matters

               In an uncontested election, Adviser will generally vote in favor of management's proposed directors. In a contested election, Adviser will evaluate proposed directors on a case-by-case basis. Adviser will consider other proposals involving corporate governance (e.g., board structure, directors' rights, etc.) on a case-by-case basis, seeking to support proposals that the Compliance Officer believes tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Eliminate cumulative voting; and
               o    Limit   directors'    liability   and   broaden   directors'
                    indemnification rights;

               And expects to generally vote against proposals to:

               o    Adopt the use of cumulative voting; and

               o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

          2.   Audit Committee Approvals

               Adviser generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. In addition, Adviser expects generally to support management's recommendation and selection of auditors.

          3.   Shareholder Rights

               Adviser will consider proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights. Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and
               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

          4.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               Adviser may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
               o    Adopt fair price requirements  (i.e.,  requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
               o Require a company to consider the non-financial effects of mergers or acquisitions.

          5.   Capital Structure Proposals

               Adviser will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

               Notwithstanding the foregoing, Adviser expects to generally support proposals to:

               o    Eliminate preemptive rights.


     B.   Compensation

          In voting on proposals with respect to compensation, Adviser will generally support proposals it believes will fairly compensate executives. Adviser will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

          Notwithstanding the foregoing, Adviser expects to generally support proposals to:

          o    Disclose compensation policies;
          o Adopt compensation packages or policies that generally link executive compensation to performance;
          o    Require shareholder approval of golden parachutes;
          o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
          o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
          o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          And expects to generally vote against proposals to:

          o Adopt stock option plans with any of the following structural features:

               o Ability to issue options with an exercise price below the stock's current market price;
               o    Ability to issue reload options; or
               o    Automatic share replenishment ("evergreen") feature.

     C.   Corporate Responsibility and Social Issues

          Adviser generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, Adviser will generally vote against proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Adviser may vote for corporate responsibility and social issue proposals that Adviser believes will have substantial positive economic or other effects on a company.

III. Conflicts

     In cases where Adviser is aware of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of Adviser (e.g., a portfolio company is a client or an affiliate of a client of Adviser), Adviser will notify the Fund of the conflict and will vote the Fund's shares in accordance with the Fund's instructions.

IV.  Adviser Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Adviser on how its securities were voted. Adviser will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Adviser. Upon receiving a written request from a client, Adviser will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Adviser will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Recordkeeping

     Adviser shall keep the following records in an easily accessible place for a period of at least five years, the first two in the office of Adviser:

          (i)  A copy of this Policy;
          (ii) Proxy Statements received regarding client securities;
          (iii) Records of votes cast on behalf of clients;
          (vi) Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;
          (v) Records of client requests for proxy voting information and any written response by Adviser, and
          (vi) With respect to a Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     Adviser shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Adviser as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

     Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party such as a proxy voting service, provided that Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

     This policy may be amended at any time by Adviser, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by the Fund within four (4) months of adoption by Adviser.

                             Adopted as of this 30th day of July, 2003

                                        /s/ Richard K. Bryant
                                        _________________________________
                                        Richard K. Bryant, Vice President and
                                        Proxy Manager

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                               Capital Value Fund

                                  May 28, 2004


Our patience was finally rewarded. According to Lipper Analytical Services, the Capital Value Fund ("Fund") produced a return of 28.02% for the fiscal year ended March 31, 2004. This was our best performance since 2000 and put us above our category median return. The performance was so strong in fact that the Fund moderated its asset mix to a more conservative stance. We forecasted a sharp rise in interest rates last fall. To combat the corresponding drop in bond prices, we took a precaution and reduced our fixed income position from approximately 38% to our current level of approximately 20%. We placed the proceeds from our fixed income sales into short-term money market assets to await redeployment. The broader market averages peaked in January of 2004 at levels of 2154 for the Nasdaq Composite and 1163 for the Standard and Poors 500. As of May 28, 2004 both averages have since dipped to their current levels of 1975 and 1110 respectively. The main culprits behind this drop seem to be an increase in interest rates coupled with a dramatic rise in oil and gas prices. We still see interest rates moving higher, but we believe oil prices have become unsustainably high at current levels. The Fund was able to profit from this rise in oil prices through our holdings in several of the oil names such as Schlumberger and Baker Hughes.* We placed 8% of the Fund's assets into oil related equities. After experiencing 35% plus gains in our oil related holdings, we liquidated all of our oil related assets. We felt the bulk of the Fund's gains have already been made in oil. We were proven correct when the shares of the companies we sold dropped 14% after our sales. All of our oil holdings were selling at multi-year valuation peaks, so we felt the prudent move would be to take the gains and seek out lower risk opportunities. We are now committing funds into the groups that I believe will likely be tomorrow's winners: media, technology, leisure and health care. At the same time, we have sold our holdings in the areas that we see declining over the next 12 to 18 months. These sectors include utilities, retailers and consumer durables. It is hard to escape the comparison from our current market to that of 1994. Between February of 1994 and February of 1995, the Federal Reserve raised interest rates seven times. We feel this 1994 comparison is relevant in that the Federal Reserve will likely increase interest rates three times this year. We are basing this premise on the pricing in the Fed Fund Futures market. This market serves as a reliable predictor of the Federal Reserve's future actions. As we speak the stock markets are digesting and discounting those interest rate hikes. We feel that by the third tightening of rates, the stock markets will have fully discounted higher rates and already begun to rally. I continue to look ahead past the rate increases and feel that the downside will be limited as we adjust to the new higher rate environment. It is important to remember that this is an election year and historically, we often see an upward bias to equity prices in the summer period. Our work in cash flow and earnings analysis leads us to forecast a return for the stock market of 14% for 2004. As of late May, the Standard and Poors 500 Index is up 1.65% on the year. This lack of gains suggests that we should see a strong second half of the year. We are positioned well for a rise in equity prices and feel we will be rewarded. Thank you for your continued support.


Hal Eddins
Fund Manager



* These securities represented 2.9% and 0.0% of the Fund's net assets as of March 31, 2004, respectively.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------
3/31/1994      $10,000            $10,000                      $10,000              $10,000
9/30/1994        9,907             10,303                       10,533                9,957
3/31/1995       10,506             11,134                       11,557               10,499
9/30/1995       11,714             12,743                       13,666               11,357
3/31/1996       12,204             13,812                       15,121               11,631
9/30/1996       12,583             14,633                       16,445               11,914
3/31/1997       13,067             15,857                       18,294               12,203
9/30/1997       16,506             19,086                       23,096               13,071
3/31/1998       17,365             21,710                       27,074               13,665
9/30/1998       16,897             20,942                       25,186               14,576
3/31/1999       19,912             25,064                       32,072               14,552
9/30/1999       20,263             25,122                       32,189               14,522
3/31/2000       29,207             28,625                       37,826               14,825
9/30/2000       25,574             28,094                       36,464               15,537
3/31/2001       20,791             24,449                       29,627               16,682
9/30/2001       18,248             23,074                       26,757               17,550
3/31/2002       19,694             24,848                       29,698               17,574
9/30/2002       15,386             20,389                       21,276               19,059
3/31/2003       15,761             21,258                       22,344               19,628
9/30/2003       17,887             23,916                       26,466               20,090
3/31/2004       20,178             26,390                       30,192               20,689

This graph depicts the performance of the Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

    ----------------------------- -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
    ----------------------------- -------------- ------------ ------------
            No Sales Load             28.02 %        0.27 %      7.66 %
    ----------------------------- -------------- ------------ ------------
      3.50% Maximum Sales Load        23.54 %       (0.45)%      7.27 %
    ----------------------------- -------------- ------------ ------------

>> The graph assumes an initial $10,000 investment at March 31, 1994 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,178 - a cumulative total investment return of 101.78% since March 31, 1994. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $20,910 - a cumulative total investment return of 109.10% since March 31, 1994. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2004, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $26,390 - a cumulative total investment return of 163.90% since March 31, 1994; a similar investment in the S&P 500 Total
     Return Index would have increased to $30,192 - a cumulative total investment return of 201.92% since March 31, 1994; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,689
     - a cumulative total investment return of 106.89% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.00%

      Auto Manufacturers - 3.19%
           General Motors Corporation ............................................                    3,000            $    141,300
                                                                                                                       ------------
      Banks - 2.12%
           Wachovia Corporation ..................................................                    2,000                  94,000
                                                                                                                       ------------
      Computers - 4.02%
        (a)EMC Corporation .......................................................                   10,000                 136,100
        (a)Sun Microsystems, Inc. ................................................                   10,000                  41,600
                                                                                                                       ------------
                                                                                                                            177,700
                                                                                                                       ------------
      Diversified Financial Services - 15.54%
           J.P. Morgan Chase & Co. ...............................................                    5,000                 209,750
           LaBranche & Co., Inc. .................................................                    2,000                  22,420
           Lehman Brothers Holdings, Inc. ........................................                    2,000                 165,740
           The Charles Schwab Corporation ........................................                    7,000                  81,270
           The Goldman Sachs Group, Inc. .........................................                    2,000                 208,700
                                                                                                                       ------------
                                                                                                                            687,880
                                                                                                                       ------------
      Media - 4.56%
        (a)AOL Time Warner Inc. ..................................................                    7,000                 118,020
        (a)Comcast Corporation ...................................................                    3,000                  83,640
                                                                                                                       ------------
                                                                                                                            201,660
                                                                                                                       ------------
      Oil & Gas Services - 2.89%
           Schlumberger, Ltd. ....................................................                    2,000                 127,700
                                                                                                                       ------------

      Pharmaceuticals - 1.54%
           Mylan Laboratories ....................................................                    3,000                  68,190
                                                                                                                       ------------

      Retail - 5.07%
           Circuit City Stores, Inc. .............................................                    4,000                  45,200
           Wal-Mart Stores, Inc. .................................................                    3,000                 179,070
                                                                                                                       ------------
                                                                                                                            224,270
                                                                                                                       ------------
      Semiconductors - 13.16%
        (a)Applied Materials, Inc. ...............................................                    3,000                  64,140
        (a)Broadcom Corporation ..................................................                    2,000                  78,340
        (a)Cree Research, Inc. ...................................................                    6,000                 133,800
           Intel Corporation .....................................................                    2,000                  54,400
        (a)Novellus Systems, Inc. ................................................                    4,000                 127,160
        (a)Qlogic Corporation ....................................................                    2,000                  66,000
           Texas Instruments, Inc. ...............................................                    2,000                  58,440
                                                                                                                       ------------
                                                                                                                            582,280
                                                                                                                       ------------




                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software - 3.78%
        (a)Oracle Corporation ....................................................                   12,000            $    144,120
        (a)Siebel Systems, Inc. ..................................................                    2,000                  23,020
                                                                                                                       ------------
                                                                                                                            167,140
                                                                                                                       ------------
      Telecommunications - 17.13%
        (a)Cisco Systems, Inc. ...................................................                   21,000                 493,920
        (a)Lucent Technologies Inc. ..............................................                    8,500                  34,935
           Motorola, Inc. ........................................................                    4,000                  70,400
           Nokia Oyj - ADR .......................................................                    7,000                 141,960
        (a)RF Micro Devices, Inc. ................................................                    2,000                  16,920
                                                                                                                       ------------
                                                                                                                            758,135
                                                                                                                       ------------

           Total Common Stocks (Cost $2,994,027) ..........................................................               3,230,255
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest      Maturity
                                                                     Principal         Rate          Date
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 18.16%

A T & T Corporation ............................................    $ 50,000          7.500%        06/01/06                 54,938
Anheuser-Busch Companies, Inc. .................................      25,000          9.000%        12/01/09                 31,913
Archer Daniels Midland Corporation .............................      25,000          8.875%        04/15/11                 32,240
BellSouth Telecommunications ...................................      50,000          7.000%        02/01/05                 52,247
General Electric Capital Corporation ...........................     100,000          8.750%        05/21/07                119,284
International Business Machines ................................      50,000          8.375%        11/01/19                 67,766
Pacific Bell ...................................................     100,000          6.250%        03/01/05                104,397
The Coca-Cola Company ..........................................      70,000          8.500%        02/01/22                 93,655
United Parcel Service of America ...............................      50,000          8.375%        04/01/20                 67,556
Wal-Mart Stores, Inc. ..........................................      25,000          8.500%        09/15/24                 26,639
Wal-Mart Stores, Inc. ..........................................     150,000          8.875%        06/29/11                152,989
                                                                                                                       ------------

           Total Corporate Obligations (Cost $695,276) .....................................................                803,624
                                                                                                                       ------------

                                                                                                   Shares
INVESTMENT COMPANIES - 9.08%                                                                     ----------

      Government and Agency Portfolio - Institutional Class .......................                200,870                  200,870
      Liquid Assets Portfolio - Institutional Class ...............................                200,744                  200,744
                                                                                                                       ------------

           Total Investment Companies (Cost $401,614) ....................................................                  401,614
                                                                                                                       ------------

Total Value of Investments (Cost $4,090,917 (b)) ..................................                 100.24 %           $  4,435,493
Liabilities in Excess of Assets ...................................................                  (0.24)%                (10,736)
                                                                                               -----------             ------------

      Net Assets ..................................................................                 100.00 %           $  4,424,757
                                                                                               ===========             ============


                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004



      (a)  Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation ...........................................................................              $    969,215
      Unrealized depreciation ...........................................................................                  (624,639)
                                                                                                                       ------------

           Net unrealized appreciation ..................................................................              $    344,576
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






























See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $4,090,917) .........................................................                 $ 4,435,493
      Cash ............................................................................................                     134,086
      Income receivable ...............................................................................                      19,163
      Other asset .....................................................................................                       2,448
                                                                                                                       ------------

           Total assets ...............................................................................                   4,591,190
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      29,403
      Payable for investment purchases ................................................................                     134,978
      Other liability .................................................................................                       2,052
                                                                                                                       ------------

           Total liabilities ..........................................................................                     166,433
                                                                                                                       ------------

NET ASSETS
      (applicable to 401,919 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  4,424,757
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,424,757 / 401,919 shares) ...................................................................                $      11.01
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 96.5 of $11.01) ..........................................................................                $      11.41
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  6,111,748
      Accumulated net realized loss on investments ....................................................                  (2,031,567)
      Net unrealized appreciation on investments ......................................................                     344,576
                                                                                                                       ------------
                                                                                                                       $  4,424,757
                                                                                                                       ============

















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     90,607
           Dividends .....................................................................................                   35,533
                                                                                                                       ------------

               Total income ..............................................................................                  126,140
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   25,090
           Fund administration fees (note 2) .............................................................                    7,318
           Distribution and service fees - Investor Class Shares (note 3) ................................                   20,909
           Custody fees (note 2) .........................................................................                    4,955
           Registration and filing administration fees (note 2) ..........................................                    3,524
           Fund accounting fees (note 2) .................................................................                   27,418
           Audit and tax preparation fees ................................................................                   15,725
           Legal fees ....................................................................................                    8,724
           Securities pricing fees .......................................................................                    4,214
           Shareholder recordkeeping fees (note 2) .......................................................                   18,000
           Other accounting fees (note 2) ................................................................                   16,682
           Shareholder servicing expenses ................................................................                    2,487
           Registration and filing expenses ..............................................................                    7,431
           Printing expenses .............................................................................                      924
           Trustee fees and meeting expenses .............................................................                    4,584
           Other operating expenses ......................................................................                    4,426
                                                                                                                       ------------

               Total expenses ............................................................................                  172,411
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (46,271)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  197,511
      Change in unrealized appreciation on investments ...................................................                  851,032
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                1,048,543
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  1,002,272
                                                                                                                       ============









See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2004               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ................................................                       $    (46,271)      $    (12,323)
         Net realized gain (loss) from investment transactions ..............                            197,511         (2,229,080)
         Change in unrealized appreciation on investments ...................                            851,032            696,798
                                                                                                    ------------       ------------

              Net increase (decrease) in net assets resulting from operations                          1,002,272         (1,544,605)
                                                                                                    ------------       ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                                  0            (15,637)
                                                                                                    ------------       ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                           (214,401)        (4,545,491)
                                                                                                    ------------       ------------

                     Total increase (decrease) in net assets ................                            787,871         (6,105,733)

NET ASSETS

     Beginning of year ......................................................                          3,636,886          9,742,619
                                                                                                    ------------       ------------

     End of year ............................................................                       $  4,424,757       $  3,636,886
                                                                                                    ============       ============


(a) A summary of capital share activity follows:

                                                                                      2004                          2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Shares         Value         Shares          Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ...............................................................     20,311    $   208,287         10,225    $    92,140

Shares issued for reinvestment of distributions ...........................          0              0          1,755         15,606
                                                                           -----------    -----------    -----------    -----------

                                                                                20,311        208,287         11,980        107,746

Shares redeemed ...........................................................    (41,160)      (422,688)      (492,633)    (4,653,237)
                                                                           -----------    -----------    -----------    -----------

     Net decrease .........................................................    (20,849)   $  (214,401)      (480,653)   $(4,545,491)
                                                                           ===========    ===========    ===========    ===========





See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                     For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                               2004           2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

 Income (loss) from investment operations
      Net investment (loss) income ......................        (0.12)         (0.03)         (0.04)         (0.01)          0.01
      Net realized and unrealized gain (loss) on investments      2.53          (2.11)         (0.58)         (5.70)          6.99
                                                           -----------    -----------    -----------    -----------    -----------

          Total from investment operations ..............         2.41          (2.14)         (0.62)         (5.71)          7.00
                                                           -----------    -----------    -----------    -----------    -----------

 Distributions to shareholders from
      Net investment income .............................         0.00           0.00           0.00           0.00          (0.01)
      Net realized gain from investment transactions ....         0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                                           -----------    -----------    -----------    -----------    -----------

          Total distributions ...........................         0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     11.01    $      8.60    $     10.78    $     11.69    $     20.98
                                                           ===========    ===========    ===========    ===========    ===========


Total return (a) ........................................        28.02 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................  $ 4,424,757    $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247
                                                           ===========    ===========    ===========    ===========    ===========

    Ratio of expenses to average net assets .........             4.12 %         3.65 %         2.48 %         1.99 %         1.95 %

    Ratio of net investment (loss) income to average net assets  (1.11)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

    Portfolio turnover rate .........................            51.27 %        27.48 %        12.57 %        55.35 %        34.93 %

(a) Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,031,569, which $1,930,710 expires in the year 2011 and $100,859 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment for $46,271 has been charged to paid-in capital and accumulated net investment loss has been credited $46,271, bringing it to zero.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services and $750 for each class of shares beyond the initial class, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.



                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $825.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $20,909 of such expenses under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,892,244 and $2,355,042, respectively, for the year ended March 31, 2004.





















                                                                     (Continued)

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------




                                                    CAPITAL VALUE FUND

                                                 ADDITIONAL INFORMATION

                                                     March 31, 2004
                                                      (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                      (Continued)

                                                    CAPITAL VALUE FUND

                                                 ADDITIONAL INFORMATION

                                                     March 31, 2004
                                                      (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II
























               This Report has been prepared for shareholders and
                 may be distributed to others only if preceded
                    or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                       EARNEST PARTNERS FIXED INCOME TRUST

                                  July 29, 2004

                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-525-3863




                                Table of Contents
                                -----------------


OTHER INVESTMENT POLICIES.................................................... 2
INVESTMENT LIMITATIONS....................................................... 5
PORTFOLIO TRANSACTIONS....................................................... 6
NET ASSET VALUE.............................................................. 7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................... 8
DESCRIPTION OF THE TRUST..................................................... 8
ADDITIONAL INFORMATION CONCERNING TAXES...................................... 9
MANAGEMENT AND OTHER SERVICE PROVIDERS.......................................11
SPECIAL SHAREHOLDER SERVICES.................................................18
ADDITIONAL INFORMATION ON PERFORMANCE........................................19
FINANCIAL STATEMENTS.........................................................21
APPENDIX A - DESCRIPTION OF RATINGS..........................................22
APPENDIX B - PROXY VOTING POLICIES...........................................26








This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the EARNEST Partners Fixed Income Trust ("Fund") relating to the Fund's Institutional Class Shares, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest. The Fund commenced operations on November 15, 1991 and is a separate diversified series of The Nottingham Investment Trust II ("Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts business trust.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, EARNEST Partners Limited, LLC ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund's shares.

Corporate Bonds. The Fund's investments in corporate debt securities will be based on credit analysis and value determination by the Advisor. The Advisor's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the borrower, and call features as well as supply and demand factors. All corporate securities will be of investment grade quality as determined by Moody's investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if no rating exists, of equivalent quality in the determination of the Advisor. In addition, the Fund intends to maintain at least 90% of its assets in bonds rated A or better (or if not rated, of equivalent quality as determined by the Advisor). See the Prospectus "Principal Risks of Investing in the Fund" for risks associated with corporate bonds. The Advisor will continuously monitor the ratings of securities held by the Fund and the creditworthiness of their issuers. For a more complete description of the various bond ratings for Moody's, S&P, and Fitch, see Appendix A to the SAI.

Mortgage Pass-Through Certificates. Obligations of GNMA, FNMA, and FHLMC include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Collateralized Mortgage Obligations. The Fund intends to invest in collateralized mortgage obligations ("CMOs"), which are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly, or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund's share prices. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Advisor will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objectives and policies of the Fund.

Other Mortgage Related Securities. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Fund may also invest in other mortgage derivative products if the Advisor views them to be consistent with the overall policies and objectives of the Fund. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares to fluctuate more and to fall.

The Advisor expects that governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Advisor will, consistent with the Fund's investment objective, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities. In addition to CMOs, other asset-backed securities have been offered to investors backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders.

If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. The Fund may invest in other asset-backed securities that may be developed in the future. The Fund will purchase only asset-backed securities rated A or better by Moody's, S&P, or Fitch, or, if not rated, of equivalent quality as determined by the Advisor.

Floating Rate Securities. The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1-, 3-, or 6-month LIBOR, 3-, 6-, or 12-month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur. Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price. That volatility will affect the Fund's share prices.

Foreign Securities. The Fund may invest in the securities of foreign private issuers. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will limit foreign investments to those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Although the Fund is not limited in the amount of ADRs it may acquire, it is not presently anticipated that within the next 12 months the Fund will have in excess of 5% of its assets in ADRs.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or the Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration, or development programs or leases, except that the Fund may invest in the readily marketable securities of companies, which own or deal in such things, and the Fund may invest in certain mortgage-backed securities as described in this SAI;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days are limited to 10% of the Fund's net assets);

(11) Purchase real estate or interests in real estate, except that securities in which the Fund invests may themselves have investment in real estate or interests in real estate; and the Fund may invest in securities composed of mortgages against real estate as described in this SAI;

(12) Invest in securities other than securities that are readily marketable either through trading on a national securities exchange, or securities for which an active market is made in the over-the-counter trading markets;

(13) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or purchase, sell or write warrants;

(14) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (i) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (ii) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 33% of the Fund's total assets; and the Fund may pledge its assets to secure all such borrowings;

(15) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; and

(16) Purchase foreign securities, except that the Fund may purchase foreign securities sold as American Depository Receipts without limit.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (restriction (14) above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trust's Board of Trustees (each a "Trustee" or collectively, "Trustees"), the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. Because of decreased portfolio trading primarily due to market conditions, the Fund's portfolio turnover rate was lower for the fiscal year ended March 31, 2004 than the fiscal year ended March 31, 2003.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 2004, 2003, and 2002, all portfolio transactions of the Fund were handled as principal transactions. Accordingly, there were no brokerage commissions paid during those years.

                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The net asset value of each Class of shares of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of each Class of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Class Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 2004, 2003, and 2002, the net expenses of the Fund after fee waivers and expense reimbursements were $143,077 (0.40% of the average daily net assets of the Institutional Class Shares), $47,133 (0.58% of the average daily net assets of the Institutional Class Shares), and $55,008 (0.90% of the average daily net assets of the Institutional Class Shares), respectively. Investor Class Shares of the Fund were not authorized for issuance during such fiscal years.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Fund or the Fund's distributor, Capital Investment Group, Inc. ("Distributor"). Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge for the Investor Class Shares. The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day. The Distributor receives the sales charge as the Fund's distributor and may reallow it in the form of dealer discounts and brokerage commissions. However, the Investor Class Shares are not currently available for investment.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; or (iv) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust was organized as an unincorporated business trust under Massachusetts law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight active series, as follows: the EARNEST Partners Fixed Income Trust managed by EARNEST Partners Limited, LLC of Atlanta, Georgia; the Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland ("Brown Capital Management Funds"); and the WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, LLC of Norfolk, Virginia. The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multiclass Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each of its series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

                                    TRUSTEES

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)                                                   Complex
        Name, Age,           held with   Length of       Principal Occupation(s)        Overseen by       Other Directorships
        And Address         Fund/Trust  Time Served        During Past 5 Years            Trustee           Held by Trustee
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                       Independent Trustees
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Jack E. Brinson, 72         Trustee,    Since 1990  Retired;  previously,   President        8      Independent   Trustee   of   the
                            Chairman                of   Brinson    Investment    Co.               following:     Gardner     Lewis
                                                    (personal     investments)    and               Investment  Trust  for the three
                                                    President  of Brinson  Chevrolet,               series   of  that   trust;   New
                                                    Inc. (auto dealership)                          Providence  Investment Trust for
                                                                                                    the  one  series of  that trust;
                                                                                                    Hillman   Capital     Management
                                                                                                    Investment  Trust  for  the  two
                                                                                                    series of  that trust;  de  Leon
                                                                                                    Funds  Trust  for the one series
                                                                                                    of  that  trust;  Merit Advisors
                                                                                                    Investment  Trust  for  the  one
                                                                                                    series  of   that   trust;   and
                                                                                                    Merit Advisors Investment  Trust
                                                                                                    II for the one  series  of  that
                                                                                                    trust (all registered investment
                                                                                                    companies)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
J. Buckley Strandberg, 44   Trustee     Since 1991  President  of Standard  Insurance        8      Independent   Trustee   of   the
                                                    and   Realty    (insurance    and               following:     Merit    Advisors
                                                    property management)                            Investment  Trust  for  the  one
                                                                                                    series of that trust;  and Merit
                                                                                                    Advisors   Investment  Trust  II
                                                                                                    for  the  one   series  of  that
                                                                                                    trust      (all       registered
                                                                                                    investment companies)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
James H. Speed, Jr., 51     Trustee     Since       President  and  CEO of NC  Mutual        8      Independent   Trustee   of   RBC
                                        September   Life      Insurance       Company               Funds,  Inc.  for its six series
                                        2002        (insurance   company)  since  May               (all    registered    investment
                                                    2003;    President    of    Speed               companies);  Member  of Board of
                                                    Financial       Group,       Inc.               Directors   of  NC  Mutual  Life
                                                    (consulting/private  investments)               Insurance Company.
                                                    since  March  2000;   previously,
                                                    Senior  Vice   President,   Chief
                                                    Financial  Officer & Treasurer of
                                                    Hardee's   Food   Systems,   Inc.
                                                    (food  service   retailer)   from
                                                    July 1997 to March  2000;  Senior
                                                    Vice   President   Controller  of
                                                    Hardee's Food Systems,  Inc. from
                                                    January 1995 to July 1997
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
                                                       Interested Trustees*
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Richard K. Bryant, 45       Trustee;    Trustee     President  of Capital  Investment        8                    None
Post Office Box 32249       President   since       Group,  Inc.  (distributor of the
Raleigh, North Carolina     and         September   Fund);  Vice President of Capital
27622                       Principal   2002;       Investment     Counsel,      Inc.
                            Executive   President   (advisor of the Capital Value
                            Officer,    since 1990; Fund); President of Capital
                            Capital     Principal   Investment    Brokerage,     Inc.
                            Value Fund  Executive   (broker/dealer     firm);     and
                                        Officer     President of Capital  Value Fund;
                                        since 2002  President   of  N.C.   Securities
                                                    Industry     Association (trade
                                                    organization); Trustee   of  the
                                                    Trust since   September  2002;
                                                    previously,  Trustee of the  Trust
                                                    from  1990 until June 2002
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------

                                       12

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Keith A. Lee, 44            Trustee;    Trustee     Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice        since June  Capital     Management,      Inc.
Baltimore, Maryland 21202   President   2002;       (advisor  of  the  Brown  Capital
                            and         Vice        Management    Funds)   and   Vice
                            Principal   President   President of the Brown Capital
                            Executive   since 1992; Management Funds; Trustee of the
                            Officer,    Principal   Trust since June 2002
                            the Brown   Executive
                            Capital     Officer
                            Management  since 2002
                            Funds
------------------------------------------------------------------------------------------------------------------------------------
*Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel,  Inc., the advisor  of the Capital Value Fund, and Capital  Investment  Group,  Inc., the distributor of the Fund. Mr. Lee is an
 Interested  Trustee because  he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                            Other Officers
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Eddie C. Brown, 63          President,  Since       President   of   Brown    Capital       n/a                   n/a
1201 N. Calvert Street      the Brown   1992        Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                 Trustee  of the  Trust  from 1992
                            Management              until June 2002
                            Funds
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Elmer O. Edgerton, Jr., 54  Vice        Since       President  of Capital  Investment       n/a                   n/a
Post Office Box  32249      President,  1990        Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                 Carolina;   Vice   President   of
27622                       Value Fund              Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
R. Mark Fields, 51          Vice        Since       Partner   of   EARNEST   Partners       n/a                   n/a
119 S. President Street     President,  1992        Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                 EARNEST   Partners  Fixed  Income
Jackson, MS 39201           Partners                Trust),  since 1999;  previously,
                            Fixed                   Vice President of Investek
                            Income                  Capital     Management,     Inc.,
                            Trust                   Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Douglas S. Folk, 43         President   Since       Partner and Portfolio  Manager of       n/a                   n/a
75 Fourteenth Street        and         2004        EARNEST  Partners  Limited,  LLC,
Suite 2300                  Principal               since  1999;   previously,   Vice
Atlanta, GA  30309          Executive               President  of  Investek   Capital
                            Officer,                Investment,     Inc.,    Jackson,
                            EARNEST                 Mississippi, 1996 to 1999
                            Partners
                            Fixed
                            Income
                            Trust
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
John M. Friedman, 60        Vice        Since       Partner and Portfolio  Manager of       n/a                   n/a
75 Fourteenth Street        President,  1992        EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                 since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                President  of  Investek   Capital
                            Fixed                   Management,     Inc.,    Jackson,
                            Income                  Mississippi
                            Trust
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
L. Norfleet Smith, Jr., 42  Principal   Since       Executive   Vice   President   of       n/a                   n/a
150 West Main Street        Executive   2002        Wilbanks,  Smith &  Thomas  Asset
Suite 1700                  Officer,                Management,  LLC  (advisor of the
Norfolk, Virginia  23510    WST Growth              WST   Growth   Fund),    Norfolk,
                            Fund                    Virginia
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Wayne F. Wilbanks, 43       President,  Since       President  of  Wilbanks,  Smith &       n/a                   n/a
150 West Main Street        WST Growth  1997        Thomas Asset  Management, LLC,
Suite 1700                  Fund                    Norfolk,Virginia
Norfolk, Virginia  23510
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------

                                       13

--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
C. Frank Watson III, 33     Secretary,  Secretary   President  and  Chief   Operating       n/a                   n/a
                            Treasurer,  since 1994; Officer   (since   1999)  of  The
                            and         Treasurer   Nottingham                Company
                            Principal   and         (administrator   to  the   Fund);
                            Financial   Principal   previously,    Chief    Operating
                            Officer     Financial   Officer of The Nottingham Company
                                        Officer
                                        since 2002
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------
Julian G. Winters, 35       Assistant   Since       Vice President-Compliance               n/a                   n/a
                            Secretary   2002        Administration  (since  1998)  of
                            and                     The      Nottingham      Company;
                            Assistant               previously,Fund Accountant, The
                            Treasurer               Nottingham Company
--------------------------- ----------- ----------- ---------------------------------- ------------ --------------------------------


Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of equity securities of the Fund beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex, as of valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

    ----------------------------- ------------ ---------------------------
                                     Dollar     Aggregate Dollar Range of
                                    Range of     Equity Securities in All
                                     Equity       Funds Overseen or to be
                                   Securities     Overseen by Trustee in
                                     in the        Family of Investment
          Name of Trustee             Fund              Companies*
    ----------------------------- ------------ ---------------------------
                          Independent Trustees
    ----------------------------- ------------ ---------------------------
    Jack E. Brinson                    A                   A
    ----------------------------- ------------ ---------------------------
    J. Buckley Strandberg              A                   B
    ----------------------------- ------------ ---------------------------
    James H. Speed, Jr.                A                   A
    ----------------------------------------------------------------------
                           Interested Trustees
    ----------------------------- ------------ ---------------------------
    Richard K. Bryant                  A                   C
    ----------------------------- ------------ ---------------------------
    Keith A. Lee                       A                   E
    ----------------------------- ------------ ---------------------------

     * Includes all the funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Fund ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement for the Fund, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (v) the financial condition of the Advisor; and (vi) the Advisor's investment strategy for the Fund.

Based upon their evaluation of the information, materials, and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interests of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. Each Independent Trustee receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2004. Each of the Trustees serves as a Trustee to the eight funds of the Trust, including the Fund Compensation Table

----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                              Pension
                                        Aggregate          or Retirement         Estimated
                                      Compensation      Benefits Accrued As        Annual            Total Compensation
                                        from the          Part of Fund          Benefits Upon        from the Fund and
     Name of Person, Position             Fund               Expenses             Retirement        Trust Paid to Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                      Independent Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Jack E. Brinson, Trustee                 $1,250                None                 None                   $10,100
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------

                                       15

----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
J. Buckley Strandberg, Trustee           $1,250                None                 None                   $10,100
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
James H. Speed, Jr., Trustee             $1,250                None                 None                   $10,000
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                       Interested Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Richard K. Bryant, Trustee                None                 None                 None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Keith A. Lee, Trustee                     None                 None                 None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------


Code of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held or acquired by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Policies and Procedures are included as Appendix B to the SAI.

Effective with the twelve-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Form N-PX must be filed with the SEC no later than August 31 of each year. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of July 21, 2004, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of July 21, 2004.

  Name and Address of                     Amount and Nature of           Percent
  Beneficial Owner                        Beneficial Ownership           of Fund
  ----------------                        --------------------           -------

  Wachovia Bank                             674,095.028 Shares           21.92%
  Omnibus Cash Cash
  1525 West WT Harris Boulevard
  Charlotte, NC  28288-1151

  State Street Bank & Trust Company         408,634.737 Shares           13.29%
  Trustee for the Clariant Plans Trust
  125 Sunnynoll Court, Suite 200
  Winston-Salem, NC  27106

  Meijer Companies Ltd.                     341,928.993 Shares           11.12%
  Special Trust
  Fifth Third Bank, as Agent
  111 Lyon Street N.W.  MD#RMNR5B
  Grand Rapids, MI  49503

  Suntrust Bank Inc., Custodian for         238,600.114 Shares            7.76%
  Orlando Regional Healthcare
  Post Office 105870 CTR 3144
  Atlanta, GA  30348-5870

  Wachovia Bank                             207,260.030 Shares            6.74%
  Omnibus Reinvest Reinvest
  1525 West WT Harris Boulevard
  Charlotte, NC  28288-1151

  DLJP/The Episcopal Diocese                198,643.680 Shares            6.46%
  Post Office Box 2052
  Jersey City, NJ  07303-9998



Investment Advisor and Other Service Providers

Investment Advisor. Investek Capital Management, Inc. ("Former Advisor"), 317 East Capitol Street, Suite 101, Jackson Mississippi 39201, served as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust from commencement of operations (November 15, 1991) to December 31, 1999. On December 31, 1999, EARNEST Partners Limited, LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309, became the investment advisor pursuant to an Interim Investment Advisory Agreement approved by the Trustees of the Trust at a meeting held on December 20, 1999. On May 25, 2000, shareholders approved a new Investment Advisory Agreement ("Advisory Agreement") for the Fund that is substantially the same as the previous investment advisory agreement between the Trust and the Former Advisor. Detailed information about the agreements and the Advisor and its duties and compensation as Advisor is contained in the Prospectus. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio management team for the Fund is listed in the prospectus along with descriptions of their work experience.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.45% of the average daily net asset value of the Fund. For the fiscal years ended March 31, 2004, 2003, and 2002, the Advisor voluntarily waived all of its fees in the amounts of $160,975, $36,665, and $27,513, respectively.

Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a general administration fee at the annual rate of 0.125% of the average daily net assets of the Fund with a minimum general administration fee of $2,000 per month. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 with an additional fee of $750 for each Class of Shares beyond the initial Class of Shares of the Fund plus an asset-based fund accounting fee at the annual rate of 0.01% of the average daily net assets of the Fund for fund accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Fund: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

For services to the Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $45,095, $10,185, and $7,643, respectively, and fund accounting fees of $30,577, $27,815, and $27,611, respectively.

The Administrator performs the following services for the Fund: (i) coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state and local tax returns and reports of the Fund required by applicable law;
(vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, P.O. Box 4365, Rocky Mount, North Carolina 27803-0365, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month plus and additional $500 per month per additional Class of Shares. For the fiscal years ended March 31, 2004, 2003, and 2002, the Transfer Agent received $18,000, $18,000, and $18,000, respectively, in such fees for its services from the Fund.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. The Distributor is controlled by Richard K. Bryant, a Trustee and officer of the Trust and President of the Distributor, and Elmer O. Edgerton, Jr. an officer of the Trust and Vice President of the Distributor.

The Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and is a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A. ("Custodian"), 123 Broad Street, Institutional Custody - PA492, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863, or by writing to:

                       EARNEST Partners Fixed Income Trust
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Funds - Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Redeeming Your Shares - Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return and yield of the each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of each Class of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, and ten year periods or for the life of each Class of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each class of shares of the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000


The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of each Class of the Fund, which represents the total change in value of an investment in the Fund for a  specified  period  (again  reflecting  changes in Fund  share  prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes on distributions of the Fund for the one-year, five-year, and ten-year periods ended March 31, 2004 were 5.43%, 6.89%, and 7.10%, respectively. The cumulative total return before taxes on distributions of the Fund for the ten-year period ended March 31, 2004 was 98.59%. The average annual total returns after taxes on distributions of the Fund for the one-year, five-year, and ten-year periods ended March 31, 2004 were 4.16%, 4.77%, and 4.72%, respectively. The cumulative total return after taxes on distributions of the Fund for the ten-year period ended March 31, 2004 was 58.58%. The average annual total returns after taxes on distributions and sale of shares of the Fund for the one-year, five-year, and ten-year periods ended March 31, 2004 were 3.50%, 4.55%, and 4.57%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Fund for the ten-year period ended March 31, 2004 was 56.28%.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield =2[(A - B + 1)^6-1]
                                      -----
                                       CD

       Where:    A = dividends and interest earned during the period.
                 B = expenses accrued for the period (net of reimbursements).
                 C = average daily number of shares  outstanding  during
                     the period that were entitled to receive dividends.
                 D = the maximum offering price per share on the last day of the period.

The thirty-day yield for the period ended March 31, 2004 for the Fund was 3.5188%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman Aggregate Bond Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

Comparative information about the yield of the Fund and about average rates of return on certificates of deposits, bank money market deposit accounts, money market mutual funds, and other similar types of investments may be included in Fund communications. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate at maturity. A bank money market deposit account is a form of savings account that pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  2004,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.


Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.

The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and

     (2) the Advisor's Proxy Policies and Procedures, including a detailed description of the Advisor's specific proxy voting guidelines.

                       THE NOTTINGHAM INVESTMENT TRUST II
                       PROXY VOTING AND DISCLOSURE POLICY

I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that The Nottingham Investment Trust II ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

     (1)  to make the proxy voting decisions for the Fund; and
     (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or
     (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;
         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
         (iv)     The shareholder meeting date;
         (v)      A brief identification of the matter voted on;
         (vi) Whether the matter was proposed by the issuer or by a security holder;
         (vii)    Whether the Fund cast its vote on the matter;
         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (ix)     Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy statements received regarding each Fund's securities;
         (iii)    Records of votes cast on behalf of each Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee ("Proxy Voting Committee") of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.


Adopted as of this 17th day of June, 2003.

                          EARNEST PARTNERS LIMITED, LLC
                          PROXY POLICIES AND PROCEDURES

1.   Proxy Policies
     --------------

The best interest of advisory clients and plan participants (the "Client") shall be the sole consideration when voting proxies of portfolio companies. Each proxy issue shall receive individual consideration based on all the relevant facts and circumstances. As a general rule, EARNEST Partners shall vote against any actions which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. Following is a partial list of issues that require special attention: classified boards, change of state of incorporation, poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger, executive severance agreements, provisions limiting shareholder rights.

In addition to the foregoing, the following shall be adhered to unless EARNEST Partners is instructed otherwise in writing by the Client:

     o EARNEST Partners shall not actively engage in conduct that involves an attempt to change or influence the control of a portfolio company.
     o EARNEST Partners will not announce its voting intentions and the reasons therefor.
     o Earnest Partners shall not participate in a proxy solicitation or otherwise seek proxy voting authority from any other portfolio company shareholder.
     o Earnest Partners shall not act in concert with any other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.
     o All communications with portfolio companies or fellow shareholders shall be for the sole purpose of expressing and discussing Earnest Partners' concerns for its Clients interests and not for an attempt to influence the control of management.

With respect to ERISA accounts, EARNEST Partners shall act prudently, solely in the interest of plan participants and beneficiaries and for the exclusive purpose of providing benefits to them. It is EARNEST Partners' policy to fully comply with all ERISA provisions regarding proxy voting for ERISA accounts and to the extent possible, amend its policies and procedures from time to time to reflect the Department of Labor's views of the proxy voting duties and obligations imposed by ERISA with respect to ERISA accounts.

2.   Proxy Procedures
     ----------------

Proxy Director

EARNEST Partners has designated a Proxy Director. The Proxy Director shall consider every issue presented on every portfolio company proxy. Proxy issues presented to the Proxy Director will be voted in accordance with the judgment of the Director, taking into account the general policies outlined above. In the case where EARNEST Partners has a material conflict of interest with a Client, the Proxy Director will utilize the services of outside third party professionals (such as Institutional Shareholder Services) to assist its analysis of voting issues and actual voting of proxies to ensure that a decision to vote the proxies was based on the Client's best interest and was not the product of a conflict. In the event the services of an outside third party professional are not available in connection with a conflict of interest, EARNEST Partners will seek the advice of the Client. The circumstances underlying each proxy issue will be given careful individual attention. The Proxy Director will also use all available resources, including proxy evaluation services, to assist in the analysis of proxy issues.

A detailed description of EARNEST Partners' specific proxy voting guidelines will be furnished upon request. You may also obtain information about how EARNEST Partners has voted with respect to portfolio company securities by calling, writing, or emailing us at:

            EARNEST Partners
            75 Fourteenth Street, Suite 2300
            Atlanta, GA 30309
            invest@earnestpartners.com
            404-815-8772

EARNEST Partners reserves the right to change these policies and procedures at any time without notice.

                                EARNEST PARTNERS
                               PROXY VOTING POLICY
                                    June 2003

                               BOARD OF DIRECTORS
________________________________________________________________________________

Voting on Director Nominees in Uncontested  Elections

Votes concerning the entire board of directors are examined using the following five factors:

o Poor long-term corporate performance record relative to its peer index and S&P 500;
o Lack of majority of independent directors or independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);
o Diversity of board;
o Executive compensation related (excessive salaries/bonuses/pensions, history of repricing underwater stock options, imprudent use of company resources, misallocation of corporate assets, etc.); and
o Failure of the board to properly respond to majority votes on shareholder proposals. Votes on individual director nominees are made on a CASE-BY-CASE basis.

Votes on individual directors are examined using the following eight factors:

o Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation;
o Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);
o Failure to establish any key board committees (i.e. audit, compensation, or nominating);
o Directors serving on an excessive number of other boards which could compromise their duties of care and loyalty;
o Chapter 7 bankruptcy, SEC  violations, and criminal investigations;
o Interlocking directorships;
o Performance of compensation committee members related to egregious executive compensation; and
o Performance of audit committee members concerning excessive non-audit fees and the presence of auditor ratification upon the proxy ballot.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

o Long-term  financial  performance  of  the  target  company  relative   to its
industry;
o Management's historical track record;
o Background to the proxy contest;
o Qualifications  of director  nominees (both slates);
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals in these proposals are realistic, achievable, demonstrable and viable under the current conditions by which the company operates;
o Equity ownership positions;  and
o Total impact on all stakeholders.

CEO Serving as Chairman

o Generally WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company.
o Generally support shareholder proposals calling for the separation of the CEO and chairman positions.
o Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

Independent Directors

o Generally support shareholder proposals that request that the board be comprised of a majority of independent directors.
o Vote FOR shareholder proposals requesting that the key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively.
o Vote AGAINST boards with a majority insider board composition.

Director Diversity

o Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors.
o Support endorsement of a policy of board inclusiveness.
o Support reporting to shareholders on a company's efforts to increase diversity on their boards.

Stock Ownership Requirements

o Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

Board Structure

o Vote AGAINST classified boards when the issue comes up for vote.

Limit Term of Office

o Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

Cumulative  Voting

o Vote AGAINST proposals to eliminate cumulative voting.
o Vote FOR proposals to permit cumulative voting.

Director and Officer Indemnification and Liability Protection

o Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director's fiduciary "duty of loyalty" to shareholders; (ii) acts or omissions not made in "good faith" or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

Indemnification

o Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence which exceed the standard of mere carelessness that is regularly covered in board fiduciary indemnification.
o Vote FOR only those proposals which provide expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and (2) only if the director's legal expenses would be covered.

                             PROXY CONTEST DEFENSES
________________________________________________________________________________
Poison Pills

o Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
o Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
o Review on  a CASE-BY-CASE basis management  proposals to ratify a poison pill.
o Votes should be WITHHELD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held accountable.

Greenmail

o Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company's ability to make greenmail payments to certain shareholders.
o Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

Shareholder Ability to Remove Directors

o Vote AGAINST proposals that provide that directors may be removed only for cause.
o Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause.
o Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies.
o Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Shareholder Ability to Alter the Size of the Board

o Vote FOR  proposals  that  seek to fix the size of the  board.
o Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                                    AUDITORS
________________________________________________________________________________
Auditor  Ratification

o Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times the amount paid for consulting, unless: i) an auditor has a financial interest in or association with the company, and is therefore not independent; or ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
o Vote AGAINST proposals to ratify auditors when the amount of audit fees is less than three times greater than that for consulting fees.
o WITHHOLD votes from Audit Committee members in cases where consulting fees exceed audit fees.
o Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every five years) or prohibiting companies from buying consulting services from their auditor.

                            MERGERS AND ACQUISITIONS
________________________________________________________________________________

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

o Impact of the merger on shareholder value;
o Anticipated financial and operating benefits realizable through combined synergies;
o Offer price (cost vs. premium).
o Financial viability of the combined companies as a single entity;
o Was the deal put together in good faith? Were negotiations carried out at arm's length? Was any portion of the process tainted by possible conflicts of interest?;
o Fairness opinion (or lack thereof);
o Changes in corporate governance and their impact on shareholder rights; and
o Impact on community stakeholders and employees in both workforces.


Fair Price  Provisions

o Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
o Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Corporate Restructuring

Votes  concerning   corporate   restructuring   proposals,   including  minority
squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

Appraisal Rights

o Vote FOR proposals to restore or provide shareholders with the right of appraisal.

Spin-offs

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Changing  Corporate Name

Vote FOR changing the corporate name in all instances if proposed and supported by management.

                               SHAREHOLDER RIGHTS
________________________________________________________________________________

Confidential Voting

o Vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

o Vote FOR management proposals to adopt confidential voting procedures.

Shareholder Ability to Call Special Meetings

o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
o Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
o Vote FOR proposals to allow or make easier shareholder action by written consent.

Equal  Access

o  Vote  FOR  shareholder   proposals  that  would  allow  significant   company
shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Unequal Voting Rights

o Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
o Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Supermajority  Shareholder Vote Requirement to Amend the Charter or Bylaws

o Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
o Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments.
o Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

o Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
o Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                CAPITAL STRUCTURE
________________________________________________________________________________
Common Stock Authorization

o Review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.
o Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis, taking into account whether there is a corresponding proportional decrease in authorized shares. We will generally support a reverse stock split if management provides a reasonable justification for the split and reduces authorized shares accordingly. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

Blank Check Preferred Authorization

o Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
o Review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights.
o Review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote AGAINST the requested increase.
o Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjust Par Value of Common Stock

o Vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

o Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

Debt Restructuring

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

o Dilution: How much will ownership interests of existing shareholders be reduced and how extreme will dilution to any future earnings be?
o Change in Control: Will the transaction result in a change-in-control of the company?
o Bankruptcy: How real is the threat of bankruptcy? Is bankruptcy the main factor driving the debt restructuring? Would the restructuring result in severe loss to shareholder value?
o Possible self-dealings: Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

                                  COMPENSATION
________________________________________________________________________________

Stock Option Plans

In general, we consider executive and director compensation plans on a CASE-BY-CASE basis. When evaluating executive and director compensation matters, we review the following three elements:

o Dilution:  Vote AGAINST  plans in which the  potential  voting power  dilution
(VPD) of all shares outstanding exceeds 12 percent.
o Full market value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount.
o Repricing: Vote AGAINST plans if the company's policy permits repricing of "underwater" options or if the company has a history of repricing past options.

However, in instances when repricing is put up for a shareholder vote, we will vote FOR the repricing of shares under the following four conditions:

o The repricing is value for value;
o If the five most highly compensated employees are excluded from the repricing;
o If the plan is broad based; and
o If the current vesting schedule is maintained.

Stock Option Expensing

o Support shareholder resolutions calling for stock option grants to be treated as an expense for accounting and earnings calculation purposes.

OBRA-Related  Compensation  Proposals

o Vote FOR amendments that place a cap on annual grants or amend administrative features.
o Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants that any one participant may receive in order to comply with the provisions of Section 162(m) of OBRA.


Amendments to Add Performance-Based Goals

o Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

o Generally vote AGAINST cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA if the plan provides for awards to individual participants in excess of $2 million a year.
o Vote AGAINST plans that are deemed to be "excessive" because they are not justified by performance measures.

Performance Based Options

o Generally vote FOR shareholder proposals that seek to provide for performance based options such as indexed and/or premium priced options.

Shareholder Proposals to Limit Executive and Director Pay

o Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information. Current SEC requirements only call for the disclosure of the top 5 most highly compensated executives and only if they earn more than $100,000 in salary and benefits.
o Generally vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits.
o Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

Golden and Tin  Parachutes

o VOTE FOR SHAREHOLDER PROPOSALS TO ALL HAVE GOLDEN AND TIN PARACHUTE AGREEMENTS SUBMITTED FOR SHAREHOLDER RATIFICATION.
o GENERALLY VOTE AGAINST ALL PROPOSALS TO RATIFY GOLDEN PARACHUTES.
o VOTE ON TIN PARACHUTES ON A CASE-BY-CASE BASIS.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
--------------------------------------

o Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed "excessive" (i.e. generally greater than five percent of outstanding shares).

                             STATE OF INCORPORATION
________________________________________________________________________________

Voting on State Takeover Statutes

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. We would be less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

Offshore Reincorporations & Tax Havens

For a company that seeks to reincorporate, we evaluate the merits of the move on a CASE-BY-CASE basis, taking into consideration the company's strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. We believe there are a number of concerns associated with a company looking to reincorporate from the United States to exotic locales such as Bermuda, the Cayman Islands or Panama. The trend of U.S. companies seeking to move offshore appears to be on the rise, and shareholders are just beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, we will consider the following factors:

o Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;
o The transparency (or lack thereof) of the new locale's legal system;
o Adoption of any shareholder-unfriendly corporate law provisions;
o Actual,  qualified tax  benefits;
o Potential  for  accounting  manipulations and/or discrepancies;
o Any pending U.S. legislation concerning offshore companies; and
o Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore,   we  will  generally  support  shareholder  requests  calling  for
"expatriate" companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction.

                    CORPORATE RESPONSIBILITY & ACCOUNTABILITY
                 SOCIAL, ENVIRONMENTAL AND SUSTAINABILITY ISSUES
________________________________________________________________________________

In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

o Whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
o Percentage of sales, assets, and earnings affected;
o Degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
o Whether the issues presented should be dealt with through government or company-specific action;
o Whether the company has already responded in some appropriate manner to the request embodied in a proposal;
o Whether the company's analysis and voting recommendation to shareholders is persuasive;
o What its industry peers have done in response to the issue;
o Whether the proposal itself is well framed and reasonable;
o Whether implementation of the proposal would achieve the objectives sought in the proposal; and
o Whether the subject of the proposal is best left to the discretion of the board.

Special Policy Review and Shareholder Advisory Committees

o Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

Military Sales

o Generally support reports on foreign military sales and economic conversion of facilities.
o Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

Political Contributions Reporting

o Support proposals affirming political non-partisanship.
o Support   reporting  of  political   and  political   action  committee  (PAC)
contributions.
o Support establishment of corporate political contributions guidelines and reporting provisions.

Equal Employment Opportunity and Other Work Place Practice Reporting Issues

o Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination.
o Vote FOR legal and  regulatory  compliance  and  public  reporting  related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance.
o Vote FOR non-discrimination in salary, wages, and all benefits.

High-Performance Workplace


o Generally  support  proposals   that  incorporate  high-performance  workplace
standards.

Non-Discrimination in Retirement Benefits

o Support non-discrimination in retirement benefits.


Fair Lending

o Support compliance with fair-lending laws.
o Support reporting on overall lending policies and data.

CERES  Principles

o Vote FOR the adoption of the CERES Principles.
o Vote FOR adoption of reports to shareholders on environmental issues.

MacBride Principles

o Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Contract Supplier Standards

We will generally  support proposals that:

o Seek publication of a "Worker Code of Conduct" to the company's foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees' wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights.
o Request a report summarizing the company's current practices for enforcement of its Worker Code of Conduct.
o Establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct.
o Create incentives to encourage suppliers to raise standards rather than terminate contracts.
o Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.
o Request public disclosure of contract supplier reviews on a regular basis.
o Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees' wages and working conditions.

Corporate  Conduct,  Human Rights, and Labor Codes

We generally support proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights.

International Financial Related

o Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company's short and long-term bottom-line.

                              CONFLICTS OF INTEREST
________________________________________________________________________________

In the case where EARNEST Partners has a material conflict of interest with a Client, EARNEST Partners will utilize the services of outside third party professionals (such as Institutional Shareholder Services) to assist its analysis of voting issues and actual voting of proxies to ensure that a decision to vote the proxies was based on the Client's best interest and was not the product of a conflict. In the event the services of an outside third party professional are not available in connection with a conflict of interest, EARNEST Partners will seek the advice of the Client.

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

EARNEST PARTNERS
________________________________________________________________________________
                            75 FOURTEENTH STREET - SUITE 2300 ATLANTA, GA  30309
                                             (404) 815-8772 - FAX (404) 815-8948
                                              E-MAIL: INVEST@EARNESTPARTNERS.COM
                                                         WWW.EARNESTPARTNERS.COM




28 May 2004


Dear Shareholders of the EARNEST Partners Fixed Income Trust:

     Enclosed for your review is the annual report of the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2004. For the fiscal year, the Fund's total return was 5.43%, holding its own against its benchmark, the Lehman Brothers Aggregate Bond Index, which had a total return of 5.41%. Though the Treasury market took some wild swings during the fiscal year, it ended just about where it began. On 3/31/03, the 10-year Treasury yield was 3.81% but had dropped on deflation fears to 3.11% by June, from which point it rose to a high of 4.61% in September. But by 3/31/04, it was back to 3.84%, just a few basis points from where it began. Such moves are hard to predict and only reinforce our practice of managing your portfolio's interest rate sensitivity to that of the Fund's benchmark.

     Corporate bond spreads continued to recover from the disastrous credit events of 2002 with the option-adjusted spread of the Lehman Brothers Credit Index, a component of the Lehman Brothers Aggregate Bond Index that follows just high-grade corporate bonds, dropping from 146 basis points to 90 basis points during the fiscal year ended 3/31/04. What this means is that for the year, the average yield of a corporate bond actually dropped by one half percent even though Treasuries were unchanged. Not having encountered the difficulties seen in 2002, your portfolio participated in the spread tightening but not to the extent seen by the index. True to our time-tested process, the portfolio is dominated by U.S. Government and Agency obligations, with many of the Agency obligations having the same "full faith and credit" guarantee as U.S. Treasury notes and bonds.

     We will continue to look for high quality issues that have more yield, preferring to build the portfolio from the bottom up according to our model, rather than speculate on interest rate or economic forecasts. We believe that our process works and are sticking to it.

Very truly yours,

/s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, investment advisor risk, market sector risk and portfolio turnover risk.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                EARNEST Partners     Lehman Brothers        Lipper Imtermediate
                  Fixed Income        Aggregate Bond       Investment Grade Debt
                     Trust                Index                 Fund Index
--------------------------------------------------------------------------------
3/31/1994           $50,000              $50,000                 $50,000
9/30/1994            49,639               49,786                  49,719
3/31/1995            52,365               52,495                  52,025
9/30/1995            56,258               56,786                  55,946
3/31/1996            57,968               58,156                  57,257
9/30/1996            59,759               59,569                  58,484
3/31/1997            61,084               61,013                  59,785
9/30/1997            64,791               65,355                  63,751
3/31/1998            67,138               68,326                  66,196
9/30/1998            72,506               72,878                  70,236
3/31/1999            71,147               72,761                  70,032
9/30/1999            70,660               72,611                  69,762
3/31/2000            72,189               74,123                  71,001
9/30/2000            75,027               77,687                  74,031
3/31/2001            80,462               83,411                  79,410
9/30/2001            83,727               87,750                  83,229
3/31/2002            83,131               87,872                  83,262
9/30/2002            92,058               95,293                  88,346
3/31/2003            94,184               98,140                  91,807
9/30/2003            96,627              100,449                  94,294
3/31/2004            99,294              103,445                  97,211


This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

             ------------------ -------------- --------------
                  One Year        Five Years      Ten Years
             ------------------ -------------- --------------
                   5.43 %           6.89 %         7.10 %
             ------------------ -------------- --------------


>> The graph assumes an initial $50,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $99,294 - a cumulative total investment return of 98.59% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $103,445 - a cumulative total investment return of 106.89%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $97,211 - a cumulative total investment return of 94.42% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.40%

     A.I.D. - Equador .......................................   $   56,098           7.050%            05/01/15          $   65,703
     A.I.D. - Ivory Coast ...................................      117,684           8.100%            12/01/06             125,839
     A.I.D. - Peru ..........................................       73,684           8.350%            01/01/07              74,156
     Alter Barge Line Title XI ..............................      294,000           6.000%            03/01/26             333,293
     Amethyst Title XI ......................................      800,000           4.390%            04/15/16             837,056
     Attransco Title XI .....................................      274,692           6.120%            04/01/08             298,958
     Federal Agricultural Mortgage Corporation
         Series AM-1003 .....................................      547,403           6.820%            04/25/13             598,656
     Federal Farm Credit Bank ...............................      750,000           3.000%            04/15/08             756,575
     Federal Home Loan Bank .................................      750,000           3.250%            08/15/05             768,271
     Federal Home Loan Mortgage Corp ........................      750,000           4.500%            01/15/13             770,632
     Federal National Mortgage Association ..................      750,000           3.250%            01/15/08             765,599
     Federal National Mortgage Association
         REMIC Trust 2003-T1 ................................      228,312           3.807%            11/25/12             232,870
     Government National Mortgage Association
         REMIC Trust 2001-12 ................................      100,654           5.456%            01/16/15             106,556
         REMIC Trust 2001-34 ................................       49,551           5.444%            11/16/15              52,140
         REMIC Trust 2001-44 ................................       56,471           5.204%            10/16/14              58,705
         REMIC Trust 2002-83 ................................      271,059           3.313%            04/16/17             276,600
         REMIC Trust 2002-85 ................................      162,803           3.293%            11/16/18             165,677
         REMIC Trust 2002-9 .................................      119,895           4.691%            06/16/16             125,149
         REMIC Trust 2002-94 ................................    1,331,702           3.500%            12/16/18           1,362,131
         REMIC Trust 2003-16 ................................      376,978           3.130%            04/16/16             382,446
         REMIC Trust 2003-22 ................................      192,856           2.750%            06/16/21             194,628
         REMIC Trust 2003-36 ................................    1,290,842           2.933%            10/16/20           1,297,483
         REMIC Trust 2003-38 ................................      741,212           2.171%            04/16/20             735,437
         REMIC Trust 2003-59 ................................    1,458,800           2.274%            07/16/18           1,434,838
         REMIC Trust 2003-72 ................................      741,110           4.356%            02/16/30             761,984
     Matson Navigation Company, Inc. Title XI ...............      637,000           5.337%            09/04/28             684,749
     Perforadora Cent SA de CV Shipping Title XI ............      450,000           5.240%            12/15/18             461,709
     Rowan Companies, Inc. Title XI .........................      714,285           2.800%            10/20/13             696,971
     Small Business Administration
         Series 1992-20H ....................................      120,063           7.400%            08/01/12             129,673
         Series 1995-20L ....................................      226,810           6.450%            12/01/15             246,187
         Series 1997-20A ....................................      272,381           7.150%            01/01/17             302,289
         Series 1998-20B ....................................      574,900           6.150%            02/01/18             625,785
         Series 2001-20A ....................................      632,451           6.290%            01/01/21             695,264
         Series 2002-10A ....................................      830,404           5.350%            01/01/12             880,197
         Series 2002-10B ....................................      886,653           5.300%            03/01/12             939,284
         Series 2002-10F ....................................      457,723           3.940%            11/01/12             468,999
         Series 2002-20J ....................................      962,307           4.750%            10/01/22             987,879

                                                                                                                        (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Continued)

Small Business Administration
    Series 2003-10B .........................................  $   315,114           3.390%            03/01/13         $   316,885
    Series 2003-10C .........................................      645,753           3.530%            05/01/13             652,658
    Series 2003-20C .........................................      237,158           4.500%            03/01/23             239,533
    Series 2003-20D .........................................      638,805           4.760%            04/01/23             654,259
    Series 2003-20E .........................................      638,917           4.640%            05/01/23             649,951
    Series 2003-20F .........................................    1,171,082           4.070%            06/01/23           1,150,959
    Series 2003-20I .........................................      784,721           5.130%            09/01/23             815,767
Sterling Equipment, Inc. Title XI ...........................      208,028           6.125%            09/28/19             238,495
                                                                                                                        -----------

    Total U.S. Government and Agency Obligations (Cost $24,047,981) ............................................         24,418,875
                                                                                                                        -----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.86%

     Federal Housing Authority Project Loan
         Downtowner Apartments ..............................      111,431           8.375%            11/01/11             127,305
         Reilly #046 ........................................       90,081           6.513%            06/01/14              93,493
         USGI #87 ...........................................      110,339           7.430%            08/01/23             114,868
                                                                                                                        -----------

         Total U.S. Government Insured Obligations (Cost $314,618) .............................................            335,666
                                                                                                                        -----------
CORPORATE ASSET-BACKED SECURITIES - 15.95%

     Atlantic City Electric Funding Series 2002-1 A1 ........      122,591           2.890%            07/20/10             124,443
     Atlantic City Electric Funding Series 2002-1 A3 ........      800,000           4.910%            07/20/17             836,282
     California Infrastructure SCE Series 1997-1 ............      616,287           6.380%            09/25/08             655,732
     California Infrastructure SDG&E Series 1997-1 ..........      250,000           6.370%            12/26/09             280,130
     CenterPoint Energy Transition Bond Co. 2001-1 ..........      460,000           4.760%            09/15/09             488,021
     Connecticut RRB Series 2001-1 A2 .......................      129,180           5.360%            03/30/07             132,582
     Connecticut RRB Series 2001-1 A5 .......................      365,000           6.210%            12/30/11             416,529
     Consumer Funding 2001-1 ................................      300,000           4.980%            04/20/12             324,003
     Detroit Edison Securitization Funding 2001-1 ...........      100,000           6.190%            03/01/13             113,708
     Illinois Power Trust Series 1998-1 .....................      200,000           5.540%            06/25/09             215,467
     Massachusetts RBB Trust 1999-1 .........................      200,000           7.030%            03/15/12             233,883
     Massachusetts RBB Trust 2001-1 .........................      630,232           6.530%            06/01/15             714,421
     PECO Energy Bonds Series 2000-A ........................      250,000           7.625%            03/01/10             299,275
     PP&L Transition Bonds Series 1999-1 ....................      350,000           7.150%            06/25/09             407,166
     Public Service New Hampshire Series 2001-1 A2 ..........       88,329           5.730%            11/01/10              95,439
     Public Service New Hampshire Series 2001-1 A3 ..........      780,000           6.480%            05/01/15             904,591
                                                                                                                        -----------

         Total Corporate Asset-Backed Securities (Cost $6,131,384) .............................................          6,241,672
                                                                                                                        -----------

                                                                                                                        (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 14.44%

     Arkansas Electric Cooperative Corporation ..............   $  275,000           7.330%            06/30/08         $   298,744
     Burlington Northern and Santa Fe Railway Co. ...........      637,983           6.230%            07/02/18             702,024
     Continental Airlines Inc. 1996-2 .......................      340,262           7.750%            07/02/14             327,601
     CSX Corporation ........................................      300,000           6.550%            06/15/13             348,761
     Delta Airlines PT 2000-1 ...............................      565,596           7.379%            05/18/10             561,555
     FedEx Corporation ......................................      132,950           7.650%            01/15/22             159,788
     General American Transportation ........................      150,000           8.235%            02/24/05             156,352
     General Motors Acceptance Corp .........................      750,000           6.875%            09/15/11             813,683
     National Rural Utilities Co-op .........................      750,000           3.875%            02/15/08             774,817
     Norfolk Southern Railway Company .......................      250,000           5.950%            04/01/08             277,729
     Southwest Airlines Co Series 2001-1 ....................      592,186           5.100%            05/01/06             616,992
     Union Pacific ETC Corporation ..........................      500,000           4.698%            01/02/24             492,800
     Union Pacific Railroad Company .........................      100,000           6.630%            01/27/22             118,879
                                                                                                                        -----------

         Total Corporate Obligations (Cost $5,622,442) .........................................................          5,649,725
                                                                                                                        -----------

INVESTMENT COMPANIES - 5.46%                                                                       Shares
                                                                                                 ----------


     AIM  Performance Money Market A ..............................................                438,745                  438,745
     AIM Short Term Prime Fund A ..................................................              1,700,000                1,700,000
                                                                                                                        -----------

         Total Investment Companies (Cost $2,138,745) ....................................................                2,138,745
                                                                                                                        -----------


Total Value of Investments (Cost $38,255,170 (a)) .................................                  99.11 %            $38,784,683
Other Assets less Liabilities .....................................................                   0.89 %                349,565
                                                                                                  --------              -----------
     Net Assets ...................................................................                 100.00 %            $39,134,248
                                                                                                  ========              ===========


     (a) Aggregate cost for federal income tax purposes is the $38,275,759.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

Unrealized appreciation ..........................................................................                       $  730,837
Unrealized depreciation ..........................................................................                         (221,913)
                                                                                                                        -----------

     Net unrealized appreciation .................................................................                      $   508,924
                                                                                                                        ===========






See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $38,255,170) ........................................................                 $38,784,683
      Income receivable ...............................................................................                     355,273
      Receivable for fund shares sold .................................................................                         900
      Other asset .....................................................................................                       5,476
      Due from advisor (note 2) .......................................................................                      15,095
                                                                                                                        -----------

           Total assets ...............................................................................                  39,161,427
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       9,832
      Disbursements in excess of cash on demand deposit ...............................................                      17,347
                                                                                                                        -----------

           Total liabilities ..........................................................................                      27,179
                                                                                                                        -----------
NET ASSETS
      (applicable to 3,532,346 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $39,134,248
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($39,134,248 / 3,532,346 shares) ................................................................                 $     11.08
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $38,737,047
      Accumulated net realized loss on investments ....................................................                    (132,312)
      Net unrealized appreciation on investments ......................................................                     529,513
                                                                                                                        -----------
                                                                                                                        $39,134,248
                                                                                                                        ===========




















See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $ 1,314,981
           Dividends ....................................................................................                    13,435
                                                                                                                        -----------

               Total income .............................................................................                 1,328,416
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   160,975
           Fund administration fees (note 2) ............................................................                    44,715
           Custody fees (note 2) ........................................................................                    17,035
           Registration and filing administration fees (note 2) .........................................                     2,806
           Fund accounting fees (note 2) ................................................................                    30,577
           Audit and tax preparation fees ...............................................................                    17,025
           Legal fees ...................................................................................                     8,595
           Securities pricing fees ......................................................................                    15,775
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                       380
           Shareholder servicing expenses ...............................................................                     2,421
           Registration and filing expenses .............................................................                     7,941
           Printing expenses ............................................................................                     1,487
           Trustee fees and meeting expenses ............................................................                     4,584
           Other operating expenses .....................................................................                     7,352
                                                                                                                        -----------

               Total expenses ...........................................................................                   339,668

               Less:
                    Expense reimbursements (note 2) .....................................................                   (35,616)
                    Investment advisory fees waived (note 2) ............................................                  (160,975)
                                                                                                                        -----------

               Net expenses .............................................................................                   143,077
                                                                                                                        -----------

                    Net investment income ...............................................................                 1,185,339
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   112,836
      Change in unrealized appreciation (depreciation) on investments ...................................                   313,385
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                   426,221
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,611,560
                                                                                                                        ===========




See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                         March 31,        March 31,
                                                                                                           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .....................................................................    $ 1,185,339    $    370,831
         Net realized gain from investment transactions ............................................        112,836         187,670
         Change in unrealized appreciation on investments ..........................................        313,385         310,858
                                                                                                        -----------     -----------


              Net increase in net assets resulting from operations .................................      1,611,560         869,359
                                                                                                        -----------     -----------

     Distributions to shareholders from
         Net investment income .....................................................................     (1,270,236)       (370,980)
                                                                                                        -----------     -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......................     25,038,366       7,464,704
                                                                                                        -----------     -----------

                     Total increase in net assets ..................................................     25,379,690       7,963,083

NET ASSETS

     Beginning of year .............................................................................     13,754,558       5,791,475
                                                                                                        -----------     -----------

     End of year ...................................................................................    $39,134,248     $13,754,558
                                                                                                        ===========     ===========


(a) A summary of capital share activity follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Year ended                   Year ended
                                                                                March 31, 2004               March 31, 2003

                                                                          Shares          Value           Shares          Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ........................................................      3,227,127     $35,503,521         819,037     $ 8,857,334

Shares issued for reinvestment of distributions ....................         94,788       1,037,215          27,707         296,137
                                                                        -----------     -----------     -----------     -----------

                                                                          3,321,915      36,540,736         846,744       9,153,471

Shares redeemed ....................................................     (1,054,253)    (11,502,370)       (156,796)     (1,688,767)
                                                                        -----------     -----------     -----------     -----------

     Net increase ..................................................      2,267,662     $25,038,366         689,948     $ 7,464,704
                                                                        ===========     ===========     ===========     ===========




See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                               2004           2003          2002          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................... $     10.88    $     10.08    $     10.32    $      9.84    $     10.30

   Income from investment operations
        Net investment income ............................        0.36           0.51           0.59           0.61           0.60
        Net realized and unrealized gain (loss) on
           investments                                            0.22           0.80          (0.24)          0.48          (0.46)
                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations .............        0.58           1.31           0.35           1.09           0.14
                                                           -----------    -----------    -----------    -----------    -----------

   Distributions to shareholders from
        Net investment income ............................       (0.38)         (0.51)         (0.59)         (0.61)         (0.60)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................. $     11.08   $      10.88    $     10.08    $     10.32    $      9.84
                                                           ===========    ===========    ===========    ===========    ===========

Total return .............................................        5.43 %        13.30 %         3.32 %        11.46 %         1.47 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ............................... $39,134,248    $13,754,558    $ 5,791,475    $ 6,630,599    $ 8,193,248
                                                           ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .........   0.95 %         1.97 %         2.44 %         1.99 %         1.57 %
        After expense reimbursements and waived fees ..........   0.40 %         0.58 %         0.90 %         0.90 %         0.90 %

   Ratio of net investment income to average net assets
        Before expense reimbursements and waived fees .........   2.76 %         3.16 %         4.12 %         4.96 %         5.26 %
        After expense reimbursements and waived fees ..........   3.31 %         4.55 %         5.65 %         6.05 %         5.93 %

   Portfolio turnover rate ....................................  54.20 %        74.35 %         23.87 %        7.68 %        15.41 %


See accompanying notes to financial statements

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The EARNEST Partners Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern Time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost, which approximates value.

               The financial statements include securities valued at $475,525 (1.22% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $48,200 which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.



                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $84,897 has been made to accumulated net investment loss bringing it to zero. $83,317 of this has been reclassified as accumulated net realized loss, with the remaining $1,580 charged against paid in capital.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

          D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

          The Advisor voluntarily waived all or a portion of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 0.40% of average daily net assets. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $160,975 ($0.05 per share) and has reimbursed expenses totaling $35,616 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.






                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $29,606,729 and $5,117,724, respectively, for the year ended March 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $12,544,271 and $12,835,600, respectively, for the year ended March 31, 2004.
































                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                        EARNEST Partners Fixed Income Trust

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
-------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                        EARNEST Partners Fixed Income Trust

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


Tothe Board of Trustees of the Nottingham Investment Trust II and Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 WST GROWTH FUND

                                  July 29, 2004


                                   A Series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-773-3863





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS.........................................................5
PORTFOLIO TRANSACTONS..........................................................6
NET ASSET VALUE................................................................8
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................8
DESCRIPTION OF THE TRUST......................................................10
ADDITIONAL INFORMATION CONCERNING TAXES.......................................11
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................13
SPECIAL SHAREHOLDER SERVICES..................................................20
ADDITIONAL INFORMATION ON PERFORMANCE.........................................23
FINANCIAL STATEMENTS..........................................................26
APPENDIX A - DESCRIPTION OF RATINGS...........................................27
APPENDIX B - PROXY VOTING POLICIES............................................31







This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses, dated the same date as this SAI, for the WST Growth Fund ("Fund") relating to the Fund's Institutional Class Shares, Investor Class Shares, and Class C Shares, as each Prospectus may be amended or supplemented from time to time; and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Prior to January 3, 2000, the Fund was known as the "WST Growth & Income Fund." The Board of Trustees of The Nottingham Investment Trust II determined that renaming the Fund more accurately reflected the investment objectives and policies of the Fund.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and investment strategies as set forth in the Prospectus for each class of shares of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest. The Fund commenced operations in 1997 as a separate, diversified series of The Nottingham Investment Trust II ("Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts business trust.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, Wilbanks, Smith & Thomas Asset Management, LLC ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will purchase Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. As a result, disposing of illiquid securities before maturity may be time consuming and expensive and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Illiquid securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay. Adverse market conditions could impede such a public offering of securities.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Fund may also purchase or sell certain put and call options for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The obligation of the Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Fund may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Fund may purchase put and call stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy, or otherwise in furtherance of the Fund's investment objectives. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased.

The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

Lower Rated Debt Securities. The Fund may invest in debt securities which are rated Caa or higher by Moody's or CCC or higher by S&P or Fitch or equivalent unrated securities. However, the Fund may not invest more than 15% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P or Fitch or securities not rated by Moody's, S&P or Fitch which the Advisor deems to be of equivalent quality. Bonds rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing, and be in default. As a result, investment in such bonds will entail greater risks than those associated with investment in investment-grade bonds (i.e., bonds rated BBB or better by S&P or Fitch or Baa or better by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on the Fund's net asset value to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisor will attempt to reduce these risks through diversification of the Fund's portfolio and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, appropriate securities in an amount sufficient to meet the purchase price. Purchasing securities on a forward commitment or when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although a fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.   Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.  government,   its  agencies,  and
     instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; and

9. Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers of the Trust or Trustees and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Fund may engage in options transactions to the extent described in the Prospectuses or this SAI);

5. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; and

6.   Purchase  foreign  securities  other than  those  traded on  domestic  U.S.
     exchanges   and  other   foreign  debt   securities  as  described  in  the
     Prospectuses.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short term trading to achieve its investment objectives. Because of decreased portfolio trading primarily due to market conditions, Fund's portfolio turnover rate was lower for the fiscal year ended March 31, 2004 than the fiscal year ended March 31, 2003.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the spread or commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher spread or commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such spread or commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any spread or commissions paid by the Fund to consider whether the spread or commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor, if it believes it can obtain the best execution of transactions from such broker; however, at this time the Advisor has not utilized the affiliated brokerage firm's services. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended March 31, 2004, 2003, and 2002, the Fund paid brokerage commissions of $18,142, $28,772, and $23,062, respectively. The decrease in brokerage commissions for the fiscal year ended March 31, 2004 from the fiscal year ended March 31, 2003 was primarily due to decreased portfolio trading and turnover. The increase in brokerage commissions for the fiscal year ended March 31, 2003 from the fiscal year ended March 31, 2002 was primarily due to increased portfolio trading.

                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The net asset value of each class of shares is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each class of shares of the Fund will not be calculated.

The net asset value per share of each class of shares of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of the Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class (such as the distribution and service fees attributable to Investor Class Shares) will be charged against that class of shares. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of shares if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 2004, 2003, and 2002, the total expenses of the Fund were $174,247 (after fee waivers of $58,607 and reimbursements of $6,490), $212,407 (after fee waivers of $63,991), and $296,901 (after fee waivers of $35,613), respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the fund's distributor, Capital Investment Group, Inc. ("Distributor"), or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus any applicable sales charge for that Class of shares. The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

Plan Under Rule 12b-1. The Trust has adopted Plans of Distribution (each a "Plan" and collectively, "Plans") for the Investor Class Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Investing in the Fund - Distribution Plan" in the respective prospectuses). Under the Plans, the Fund will pay 0.50% of the Investor Class Shares' average net assets annually and 0.75% of the Class C Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of Investor Class Shares and Class C Shares, respectively, of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as servicing fees to any person who sells Investor Class Shares or Class C Shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plans to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

It is anticipated that a portion of the 12b-1 fees received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing to potential investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the sale of Investor Class Shares and Class C Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Class Shares and Class C Shares.

Each Plan is known as a "compensation" plan because payments are made for services rendered to the Fund with respect to the Investor Class Shares or the Class C Shares regardless of the level of expenditures made by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under each Plan and concerning their annual consideration of each Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Class Shares and Class C Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class Shares and Class C Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of the Fund's Investor Class Shares and Class C Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (e) training sales personnel regarding the Investor Class Shares and Class C Shares of the Fund; (f) compensation to broker-dealers and sales personnel; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Class Shares and Class C Shares.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms, which receive payments under the Plans.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

Each Plan and the Amended and Restated Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans or any related agreements ("Rule 12b-1 Trustees"), by vote cast in person or at a meeting duly called for the purpose of voting on each of the Plans and the Amended and Restated Distribution Agreement. Continuation of each Plan and the Amended and Restated Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plans. Each Plan and the Amended and Restated Distribution Agreement may be terminated at any time without penalty by a majority of the Rule 12b-1 Trustees or by a majority vote of the shareholders of the affected class of the Fund. Any amendment materially increasing the maximum percentage payable under a Plan, must likewise be approved by a majority vote of the outstanding voting shares of the affected class, as well as by a majority vote of the Rule 12b-1 Trustees. Also, any other material amendment to a Plan must be approved by a majority vote of the Trustees including a majority of the Rule 12b-1 Trustees. In addition, in order for each of the Plans to remain effective, the selection and nomination of the Rule 12b-1 Trustees must be effected by the Trustees who themselves are Rule 12b-1 Trustees. Persons authorized to make payments under each of the Plans must provide written reports at least quarterly to the Trustees for their review.

For the fiscal years ended March 31, 2004, 2003, and 2002, the Fund expended $3,259, $5,541, and $8,622, respectively, under the Plan for the Investor Class Shares and $1,419, $2,059, and $3,164, respectively, under the Plan for the

Class  C  Shares.   Such  costs  were  spent   primarily  on   compensation   to
broker-dealers for the sale of Investor Class Shares and Class C Shares, respectively.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for reasons other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time.

                            DESCRIPTION OF THE TRUST

The Trust, which is an open-end management investment company, was organized as an unincorporated business trust under Massachusetts's law on October 25, 1990. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of the following eight series: WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, LLC of Norfolk, Virginia; Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; EARNEST Partners Fixed Income Trust managed by EARNEST Partners Limited, LLC of Atlanta, Georgia; and The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management Mid-Cap Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland ("Brown Capital Management Funds"). The number of shares of each series shall be unlimited. The Fund is divided into three classes of shares: Institutional Class Shares, Investor Class Shares and Class C Shares. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-Class Plan which contains the general characteristics of, and conditions under which the Trust may offer, multiple classes of shares of each of its series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or Officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

                                    TRUSTEES

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                            Position(s)                                                    Complex
        Name, Age,           held with   Length of        Principal Occupation(s)        Overseen by    Other Directorships Held by
        And Address         Fund/Trust  Time Served         During Past 5 Years            Trustee                Trustee
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                        Independent Trustees
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Jack E. Brinson, 72         Trustee,    Since 1990   Retired;  previously,   President        8       Independent Trustee  of    the
                            Chairman                 of   Brinson    Investment    Co.                following:    Gardner    Lewis
                                                     (personal     investments)    and                Investment Trust for the three
                                                     President  of Brinson  Chevrolet,                series  of  that  trust;   New
                                                     Inc. (auto dealership)                           Providence  Investment   Trust
                                                                                                      for the  one  series  of  that
                                                                                                      trust;   Hillman       Capital
                                                                                                      Management  Investment  Trust
                                                                                                      for  the  two  series  of that
                                                                                                      trust; de Leon Funds Trust for
                                                                                                      the one series of that  trust;
                                                                                                      Merit   Advisors   Investment
                                                                                                      Trust for the  one  series of
                                                                                                      that   trust;    and    Merit
                                                                                                      Advisors  Investment  Trust II
                                                                                                      for  the  one  series  of that
                                                                                                      trust     (all     registered
                                                                                                      investment  companies)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
J. Buckley Strandberg, 44   Trustee     Since        President  of Standard  Insurance        8       Independent  Trustee  of   the
                                        1991         and   Realty    (insurance    and                following:    Merit   Advisors
                                                     property management)                             Investment Trust for  the  one
                                                                                                      series of that trust and Merit
                                                                                                      Advisors Investment  Trust  II
                                                                                                      for  the  one  series of  that
                                                                                                      trust      (all     registered
                                                                                                      investment companies)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
James H. Speed, Jr., 51     Trustee     Since        President  and  CEO of NC  Mutual        8       Independent  Trustee  of   RBC
                                        September    Life      Insurance       Company                Funds, Inc. for its six series
                                        2002         (insurance   company)  since  May                (all   registered   investment
                                                     2003;    President    of    Speed                companies); Member of Board of
                                                     Financial       Group,       Inc.                Directors  of NC  Mutual  Life
                                                     (consulting/private  investments)                Insurance Company.
                                                     since  March  2000;   previously,
                                                     Senior  Vice   President,   Chief
                                                     Financial  Officer & Treasurer of
                                                     Hardee's   Food   Systems,   Inc.
                                                     (food  service   retailer)   from
                                                     July 1997 to March  2000;  Senior
                                                     Vice   President   Controller  of
                                                     Hardee's Food Systems,  Inc. from
                                                     January 1995 to July 1997
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------



                                       13


------------------------------------------------------------------------------------------------------------------------------------
                                                        Interested Trustees*
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Richard K. Bryant, 45       Trustee;    Trustee      President  of Capital  Investment        8                     None
Post Office Box 32249       President   since        Group,  Inc.  (distributor of the
Raleigh, North Carolina     and         September    Fund);  Vice President of Capital
27622                       Principal   2002;        Investment     Counsel,      Inc.
                            Executive   President    (advisor of the Capital Value
                            Officer,    since 1990;  Fund); President of Capital
                            Capital     Principal    Investment    Brokerage,     Inc.
                            Value Fund  Executive    (broker/dealer     firm);     and
                                        Officer      President of Capital  Value Fund;
                                        since 2002   Trustee   of  the   Trust   since
                                                     September    2002;    previously,
                                                     Trustee  of the  Trust  from 1990
                                                     until June 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Keith A. Lee, 44            Trustee;    Trustee      Senior  Vice  President  of Brown        8                     None
1201 N. Calvert Street      Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202   President   2002;        (advisor  of  the  Brown  Capital
                            and         Vice         Management    Funds)   and   Vice
                            Principal   President    President of the Brown Capital
                            Executive   since 1992;  Management Funds; President of
                            Officer,    Principal    N.C.      Securities     Industry
                            the Brown   Executive    Association                (trade
                            Capital     Officer      organization);   Trustee  of  the
                            Management  since 2002   Trust since June 2002.
                            Funds
------------------------------------------------------------------------------------------------------------------------------------
*Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment
Counsel,  Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund.
Mr. Lee is an Interested  Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown
Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                              Other Officers
------------------------------------------------------------------------------------------------------------------------------------
Eddie C. Brown, 63          President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown   1992         Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                  Trustee  of the  Trust  from 1992
                            Management               until June 2002
                            Funds
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Elmer O. Edgerton, Jr., 54  Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                  Carolina;   Vice   President   of
27622                       Value Fund               Capital  Investment Group,  Inc.,
                                                     Raleigh,  North  Carolina;   Vice
                                                     President  of Capital  Investment
                                                     Brokerage, Inc.
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
R. Mark Fields, 51          President   Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     and         1992         Limited,   LLC  (advisor  of  the
2nd Floor                   Principal                EARNEST   Partners  Fixed  Income
Jackson, MS 39201           Executive                Trust),  since 1999;  previously,
                            Officer,                 Vice President of Investek
                            EARNEST                  Capital     Management,     Inc.,
                            Partners                 Jackson,    Mississippi   (former
                            Fixed                    advisor of the  EARNEST  Partners
                            Income                   Fixed Income Trust)
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Douglas S. Folk, 43         Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,  2004         EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                 President  of  Investek   Capital
                            Fixed                    Investment,     Inc.,    Jackson,
                            Income                   Mississippi, 1996 to 1999
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
John M. Friedman, 60        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                 President  of  Investek   Capital
                            Fixed                    Management,     Inc.,    Jackson,
                            Income                   Mississippi
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

                                       14

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
L. Norfleet Smith, Jr., 42  Principal   Since        Executive   Vice   President   of       n/a                    n/a
150 West Main Street        Executive   2002         Wilbanks,  Smith &  Thomas  Asset
Suite 1700                  Officer,                 Management,  LLC  (advisor of the
Norfolk, Virginia  23510    WST Growth               WST   Growth   Fund),    Norfolk,
                            Fund                     Virginia
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Wayne F. Wilbanks, 43       President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth  1997         Thomas
Suite 1700                  Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                             Virginia
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
C. Frank Watson III, 33     Secretary,  Secretary    President  and  Chief   Operating       n/a                    n/a
                            Treasurer,  since 1994;  Officer   (since   1999)  of  The
                            and         Treasurer    Nottingham                Company
                            Principal   and          (administrator   to  the   Fund);
                            Financial   Principal    previously,    Chief    Operating
                            Officer     Financial    Officer of The Nottingham Company
                                        Officer
                                        since 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Julian G. Winters, 35       Assistant   Since        Vice President-Compliance               n/a                    n/a
                            Secretary   2002         Administration  (since  1998)  of
                            and                      The      Nottingham      Company;
                            Assistant                previously, Fund Accountant, The
                            Treasurer                Nottingham Company
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Fund's last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Fund's last fiscal year.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund's last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of equity securities of the Fund beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

   ----------------------------- ------------ ---------------------------
                                              Aggregate Dollar Range of
                                   Dollar      Equity Securities in All
                                  Range of     Funds Overseen or to be
                                   Equity       Overseen by Trustee in
                                 Securities      Family of Investment
         Name of Trustee         in the Fund          Companies*
   ----------------------------- ------------ ---------------------------
                           INDEPENDENT TRUSTEES
   ----------------------------- ------------ ---------------------------
   Jack E. Brinson                    A                   A
   ----------------------------- ------------ ---------------------------
   J. Buckley Strandberg              A                   B
   ----------------------------- ------------ ---------------------------
   James H. Speed, Jr.                A                   A
   ----------------------------- ------------ ---------------------------
                            INTERESTED TRUSTEES
   ----------------------------- ------------ ---------------------------
   Richard K. Bryant                  A                   C
   ----------------------------- ------------ ---------------------------
   Keith A. Lee                       A                   E
   ----------------------------- ------------ ---------------------------

* Includes all the funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Fund ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement for the Fund, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iv) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (v) the financial condition of the Advisor; and (vi) the Advisor's investment strategy for the Fund.

Based upon their evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interests of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2004. Each of the Trustees serves as a Trustee to the eight funds of the Trust, including the Fund.


                                                   Compensation Table

----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                        Aggregate            Pension             Estimated
                                      Compensation         or Retirement           Annual           Total Compensation
                                        from the        Benefits Accrued As     Benefits Upon        from the Fund and
     Name of Person, Position             Fund         Part of Fund Expenses      Retirement        Trust Paid to Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
                                                        Independent Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Jack E. Brinson,                         $1,250                None                  None                  $10,100
Trustee
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
J. Buckley Strandberg, Trustee           $1,250                None                  None                  $10,100
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
James H. Speed, Jr., Trustee             $1,250                None                  None                  $10,000
----------------------------------------------------------------------------------------------------------------------------
                                                       Interested Trustees
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Richard K. Bryant, Trustee                None                 None                  None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------
Keith A. Lee, Trustee                     None                 None                  None                    None
----------------------------------- ------------------ ---------------------- ------------------ ---------------------------

Code of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policies and Procedures are included as Appendix B to the SAI.

Effective with the twelve-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Form N-PX must be filed with the SEC no later than August 31 of each year. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of July 27, 2004, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 6.90% of the then outstanding shares of the Institutional Class Shares and less than 1% of the then outstanding shares of the Investor Class Shares and Class C Shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of the Fund as of July 27, 2004.


Name and Address of                   Amount and Nature of
Beneficial Owner                      Beneficial Ownership      Percent of Class
----------------                      --------------------      ----------------

                           INSTITUTIONAL CLASS SHARES

Charles Schwab & Co., Inc.,            250,260.448 shares                8.52%
Special Custodian Account FBO
fbo Our Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, California  94104*

Wachovia Bank, N.A.                     55,593.255 shares               11.43%
George D. Wilbanks, Jr. R/O IRA
5210 Interbay Boulevard #1
Tampa, FL  33611

                             INVESTOR CLASS SHARES

First Clearing Corporation              10,471.204 shares               23.20%
Carolyn S. Thomas
112 Montrose Drive
Durham, North Carolina  27707-3900

First Clearing Corporation              5,235.602 shares                11.60%
Thomas Family Charitable Rem. Trust
112 Montrose Drive
Durham, North Carolina  27707-3900

UBS Financial Services Inc. FBO
Chris Holly CDN FBO                     4,076.149 shares                 9.03%
Christopher Cole Holly
12223 North 119th Street
Scottsdale, Arizona  85259

UBS Financial Services Inc. FBO
FBO Chris Holly CDN FBO                 3,979.276 shares                 8.82%
Jordan Nichole Holly
12223 North 119th Street
Scottsdale, Arizona  85259

Stanly Farm Supply Inc.
17404 A Randalls Ferry Road             3,660.322 shares                 8.11%
Norwood, North Carolina  28128



                                 CLASS C SHARES

Legg Mason Wood Walker, Inc.            3,040.990 shares                48.65%*
Post Office Box 1476
Baltimore, Maryland  21202

First Clearing Corporation              1,076.293 shares                17.22%
Wayne L. Duncan III
2001 English Cedar Circle
Virginia Beach, Virginia  23451-1621

First Clearing Corporation              1,074.702 shares                17.19%
Samuel Jason Duncan
2001 English Cedar Circle
Virginia Beach, Virginia  23451-1621

First Clearing Corporation              1,051.051 shares                16.81%
Jean E. Fergguson R/O IRA
168 Thomas Hayward Road
Bluffton, South Carolina  29910-4418


* Pursuant to applicable SEC regulations, this shareholder is deemed to control the class of the Fund. The Fund believes that such entity does not have a beneficial ownership of such shares.

Investment Advisor and Other Service Providers

Investment Advisor. Information about Wilbanks, Smith & Thomas Asset Management, LLC and its duties and compensation as Advisor is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The Investment Committee of the Advisor, composed of Wayne F. Wilbanks, CFA and L. Norfleet Smith, Jr. (both control persons of the Advisor through ownership), is responsible for day-to-day management of the Fund's portfolio. Both are principals of the Advisor and are affiliated persons of the Fund.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund and 0.65% on assets over $250 million. For the fiscal year ended March 31, 2004, the Advisor received $8,079 of its fees after waivers of $58,607 and reimbursed $6,490 of the Fund's operating expenses. For the fiscal year ended March 31, 2003, the Advisor received $23,866 of its fees after waivers of $63,991. For the fiscal year ended March 31, 2002, the Advisor received $86,562 of its fees after waivers of $35,613.

Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Fund: (1) procures on behalf of and coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator is an administration fee based upon the average daily net assets of an equity or balanced fund, is at the following annual rates: 0.175% of the Fund's first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, and 0.100% on average daily net assets over $150 million, with a minimum administration fee of $2,000 per month. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 per Fund and $750 for each additional class of shares (although the fees are allocated equally as an expense to each class) for accounting and recordkeeping services, and an asset based fund accounting fee of 0.01% of the average daily net assets of the Fund. For the fiscal years ended March 31, 2004, 2003, and 2002, the Fund paid the Administrator $69,889, $70,747, and $75,139, respectively, in such fees for its services to the Fund. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over

$100 million plus transaction fees with a minimum annual fee of $4,800. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus a $500 per month minimum fee for each additional class of shares. For the fiscal years ended March 31, 2003, 2002 and 2001, the Fund paid the Transfer Agent $30,000, $30,000, and $30,000, respectively, for its services.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to an Amended and Restated Distribution Agreement approved by the Trustees. The Distributor is controlled by Richard K. Bryant, a Trustee and officer of the Trust and President of the Distributor, and Elmer O. Edgerton, Jr., an officer of the Trust and Vice President of the Distributor.

The Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall, from time to time, identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Either party upon 60-days' prior written notice to the other party may terminate the Amended and Restated Distribution Agreement.

For the fiscal years ended March 31, 2004, 2003, and 2002, the aggregate dollar amount of sales charges on the sales of Investor Class Shares of the Fund was $139, $201, and $6,531, respectively, of which the Distributor retained sales charges of $4, $4, and $163, respectively.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), serves as custodian for the Fund's assets. The Custodian's mailing address is 123 South Broad Street, Philadelphia, Pennsylvania 19109. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as the independent registered public accounting firm for the Fund, audits the annual financial statements, prepares federal and state tax returns for the Fund, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $5,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the
Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-773-3863, or by writing to:

                                 WST Growth Fund
            [Institutional Class Shares], [Investor Class Shares], or
                        [Class C Shares], please specify
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Purchase and Redemption Price" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Redeeming Your Shares - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                 Reduced Sales Charges for Investor Class Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $125,000, and purchase shares in the Fund at the total public offering price of $125,000, the sales charge would be that applicable to a $250,000 purchase as shown in the appropriate table in the applicable Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the applicable Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The "average annual total return" of each class of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, and ten year periods or for the life of each class of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each class of the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                 P(1+T)^n = ATVd

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Fund may also quote other average annual total return and cumulative total return information that does not reflect the effects of the sales load.

The average annual total returns before taxes on distributions of the Institutional Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment (September 30, 1997) through March 31, 2004 were 31.26%, (6.19)%, and (1.17)%, respectively. The cumulative total return before taxes on distributions of the Institutional Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (7.35)%. The average annual total returns after taxes on distributions of the Institutional Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 31.26%, (6.19)%, and (1.17)%, respectively. The cumulative total return after taxes on distributions of the Institutional Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (7.37)%. The average annual total returns after taxes on distributions and sale of shares of the Institutional Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 20.32%, (5.15)%, and (0.99)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Institutional Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (6.26)%.

The average annual total returns before taxes on distributions of the Investor Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment (October 3,
1997) through March 31, 2004 were 25.63%,  (7.36)%,  and (2.50)%,  respectively.
Without reflecting the effects of the maximum sales load, the average annual total returns before taxes on distributions for those periods were 30.52%, (6.65)%, and (1.93)%, respectively. The cumulative total return before taxes on distributions of the Investor Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (15.17)%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes on distributions for that period was (11.86)%. The average annual total returns after taxes on distributions of the Investor Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 25.63%, (7.36)%, and (2.50)%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions for those periods were 30.52%, (6.65)%, and (1.93)%, respectively. The cumulative total return after taxes on distributions of the Investor Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (15.17)%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions for that period was (11.87)%. The average annual total returns after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the one-year and five-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 16.66%, (6.10)%, and (2.10)%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares for those periods were 19.84%, (5.53)%, and (1.62)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Investor Class Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (12.90)%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of shares for that period was (10.09)%.

The average annual total returns before taxes on distributions of the Class C Shares of the Fund for the one-year and three-year periods ended March 31, 2004 and for the period since the date of initial public investment (May 20, 1999) through March 31, 2004 were 30.40%, (5.55)% and (7.60)%, respectively. The cumulative total return before taxes on distributions of the Class C Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (31.95)%. The average annual total returns after taxes on distributions of the Class C Shares of the Fund for the one-year and three-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 30.40%, (5.55)% and (7.60)%, respectively. The cumulative total return after taxes on distributions of the Class C Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (31.95)%. The average annual total returns after taxes on distributions and sale of shares of the Class C Shares of the Fund for the one-year and three-year periods ended March 31, 2004 and for the period since the date of initial public investment through March 31, 2004 were 19.76%, (4.68)% and (6.30)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Class C Shares of the Fund for the period since the date of initial public investment through March 31, 2004 was (27.16)%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index, the Lehman Aggregate Bond Index, the Russell 2000 Index, or a combination of such indices. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal  year ended  March 31,  2004,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2)  the  Advisor's  Proxy  Voting  Policies  and  Procedures,  including a
          detailed   description   of  the  Advisor's   specific   proxy  voting
          guidelines.

                       THE NOTTINGHAM INVESTMENT TRUST II

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that The Nottingham Investment Trust II ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor


     The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

     (1)  to make the proxy voting decisions for the Fund; and
     (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C. Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or
     (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

         (i)      The name of the issuer of the portfolio security;
         (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
         (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
         (iv) The shareholder meeting date; (v) A brief identification of the matter voted on;
         (vi) Whether the matter was proposed by the issuer or by a security holder;
         (vii)    Whether the Fund cast its vote on the matter;
         (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
         (ix)     Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy statements  received  regarding each Fund's  securities;
         (iii)    Records of votes cast on behalf of each Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee


     A.   General

     The proxy voting committee ("Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 17th day of June, 2003.


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

--------------------------------------------------------------------------------
                 WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
                       PROXY VOTING POLICIES & PROCEDURES
--------------------------------------------------------------------------------
                                                                       July 2004

General Voting Policy

Wilbanks, Smith & Thomas Asset Management, LLC is responsible for voting all proxies for its clients unless otherwise directed by the client or by the plan documents governing an ERISA account. Proxies will be voted, after all appropriate information has been collected and reviewed, in the best financial interest of the clients which Wilbanks, Smith & Thomas Asset Management, LLC generally believes to be consistent with management's recommendations.

Wilbanks, Smith & Thomas Asset Management, LLC will adhere to certain predetermined voting guidelines and voting will be done on a case-by-case basis, deemed by Wilbanks, Smith & Thomas Asset Management, LLC's Investment Committee to be in the best financial interest of its clients.

Predetermined Guidelines:  Routine and Financial or Corporate Governance Matters
--------------------------------------------------------------------------------

While financial and corporate governance issues may need additional consideration and voting is done on a case-by-case basis, as they may involve issues such as hostile takeovers and mergers, Wilbanks, Smith & Thomas Asset
Management, LLC will typically vote in favor of the following matters and proposals:

>>       Adopt / Amend Omnibus Stock Option Plan
>>       Adopt / Amend Stock Purchase Plan
>>       Allot Securities
>>       Amend Articles/By Law/Charter - Organization Related
>>       Amend Investment Policy
>>       Amend Stock Bonus Plan
>>       Appoint Auditors and Approve Remuneration
>>       Appointment of Independent Auditors
>>       Approve / Amend Investment Advisory Agreements
>>       Approve Authorized Common Stock Increase
>>       Approve Common Stock Par Value Change
>>       Approve Merger Agreement
>>       Approve Reorganization Plan
>>       Approve Reverse Stock Split
>>       Authorize Directors to Increase / Decrease Share Capital
>>       Authorize Directors to Repurchase Shares
>>       Change Stock Exchange Listing
>>       Confidential Voting
>>       Cumulative Voting
>>       Date / Place of Annual Meeting
>>       Declaration of Final Dividend Payment
>>       Dividend
>>       Election of Directors
>>       Increase / Decrease Share Capital
>>       Indemnification / Liability
>>       Miscellaneous Corporate Actions - Global
>>       Miscellaneous Corporate Governance
>>       Par Value Change
>>       Ratification of Director's actions on routine matters
>>       Receive Consolidated Financial Statements
>>       Stock Issuance
>>       Transact Other Business

Guidelines: Social Conscience/Moral Issues
------------------------------------------

Wilbanks, Smith & Thomas Asset Management, LLC intends to vote against proxies requiring management action on a moral or social issue. Where the economic impact of a proposal is not clear, a vote to "abstain" may be appropriate.

Guidelines: Foreign Investments
-------------------------------

On occasion, Wilbanks, Smith & Thomas Asset Management, LLC may invest client assets in foreign securities. Given the complexity and variety of regulatory schemes and corporate practices in foreign countries and other factors such as translation expenses, there may be excessive costs associated with voting proxies for foreign securities. Thus, Wilbanks, Smith & Thomas Asset Management, LLC intends to abstain from voting such proxies.

Guidelines: Client Guidelines
-----------------------------

A client may have their own set of proxy voting guidelines, which may conflict with Wilbanks, Smith & Thomas Asset Management, LLC's policy or with the voting guidelines of another client. If such a situation arises, it is the intention of Wilbanks, Smith & Thomas Asset Management, LLC to comply with client guidelines by voting the proxies attributable to that client on a proportionate basis (based on the number of shares held by the client).

Conflicts of Interest
---------------------

Wilbanks, Smith & Thomas Asset Management, LLC's proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided or resolved in the best financial interest of the clients and that fiduciary obligations are fulfilled. Neither Wilbanks, Smith & Thomas Asset Management, LLC nor any person involved in the proxy voting process is engaged in any material business other than managing assets for clients. Wilbanks, Smith & Thomas Asset Management, LLC has reviewed and will continue to review with its officers and employees whether any relationships, personal, business or otherwise, exist between Wilbanks, Smith & Thomas Asset Management, LLC or any of its officers or employees (including their immediate families) and the issuer of any of Wilbanks, Smith & Thomas Asset Management, LLC's client holdings or any of the issuer's officers, directors, director-candidates, or proxy proponents.

Wilbanks, Smith & Thomas Asset Management, LLC has determined that there is one possible material conflict as described below, however, Wilbanks, Smith & Thomas Asset Management, LLC will nevertheless follow its predetermined voting guidelines for any such proxies. In the event that the issue to be voted is not covered by the voting guidelines, Wilbanks, Smith & Thomas Asset Management, LLC will vote those relative proxies in the best financial interest of its clients as determined by the Investment Committee and the basis for such votes will be documented.

     -    Resource Bank:
          The CEO of Resource Bank is the father of L. Norfleet Smith, Jr. (Executive Vice President of Wilbanks, Smith & Thomas) and is a client of Wilbanks, Smith & Thomas Asset Management, LLC. In addition to following the predetermined voting guidelines described above, L. Norfleet Smith, Jr. will not participate in any voting decisions for this security.

Wilbanks, Smith & Thomas Asset Management, LLC also recognizes that it is affiliated with other companies through its association with WealthTrust, Inc. However, neither Wilbanks, Smith & Thomas Asset Management, LLC nor any of its employees are cognizant of the activities of such affiliates other than awareness of the general business activities of some affiliates, nor is Wilbanks, Smith & Thomas Asset Management, LLC subject to influence by any such affiliates in terms of voting its proxies. Should any officer or employee be subject to any such influence, he/she shall immediately report such contact to the Compliance Officer.

Procedures
----------

An administrator at Wilbanks, Smith & Thomas Asset Management, LLC will collect all proxy material, compare the shares on the proxy against the shares in its database and cast the votes according to these policies and procedures.

This process is performed according to the predetermined guidelines stated above and all proxy information will be reviewed by the senior analyst and presented to the Investment Committee for their voting decision at the next weekly strategy meeting.
Investment Committee Members are:

   -   Wayne F. Wilbanks                -   D. J. Kyle Elliott
   -   L. Norfleet Smith, Jr.           -   Mark R. Warden
   -   Larry A. Bernert, III            -   Gerald W. Gaffney
   -   T. Carl Turnage

Wilbanks, Smith & Thomas Asset Management, LLC utilizes Automatic Data Processing's (ADP) Proxy Edge software for its proxy voting and record keeping. Proxy Edge stores records of how shares were voted per account and enables Wilbanks, Smith & Thomas Asset Management, LLC to maintain accurate information on proxies.

New accounts are reported to ADP by Wilbanks, Smith & Thomas Asset Management, LLC and ADP forwards the account information to the brokerage firm or financial institution that has custody of the clients' securities. The new accounts are entered into Proxy Edge so that subsequent meetings can be electronically voted, account holdings can be updated and any future meetings monitored through ADP. If a custodian rejects ADP's new account information form, Wilbanks, Smith & Thomas Asset Management, LLC should receive paper ballots until the rejection has been researched and resolved. All paper ballots received by Wilbanks, Smith & Thomas Asset Management, LLC will be voted in accordance with the votes cast electronically through ADP, following the same voting guidelines and procedures. Copies of these ballots and accurate records of the voting will be maintained.

Proxy Voting Record Keeping
---------------------------

Wilbanks, Smith & Thomas Asset Management, LLC will maintain (i) written Proxy Voting Policies and Procedures; (ii) all Proxy Statements received in connection with client securities; (iii) a record of how Wilbanks, Smith & Thomas Asset Management, LLC voted each proxy; (iv) any other documents prepared by Wilbanks, Smith & Thomas Asset Management, LLC that were material to the voting decision or that memorialize the basis for that decision; and (v) a copy of each written client request for voting records and a copy of the written response to a client request (whether written or oral).

Client Request
--------------

A client may request and obtain a current copy of Wilbanks, Smith & Thomas Asset Management, LLC's Proxy Voting Policies and Procedures and a record of previously voted proxies for their holdings by writing or calling:

Nancy L. Overton, Chief Compliance Officer
150 West Main Street, Suite 1700
Norfolk, VA. 23510
(757) 623-3676

Requested material will be promptly forwarded to the client.

Amendments Disclaimer
---------------------

Wilbanks, Smith & Thomas Asset Management, LLC's Investment Committee reserves the right to modify or amend these policies and procedures at anytime without notice.

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                            WST GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                 WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.

                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.


          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
_____________________

^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the

_________________________
7 Business Week, March 2004.
8 The Wall Street Journal, March 28, 2004.
9 The Fund did not hold this security as of March 31, 2004.
10 Baseline, April 15, 2004.

chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.


                           --------------------------
                           WST - Best in Class Stocks
                           --------------------------
------------------------- --------------------- --------------------------------
                              S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------

* Free Cash Flow is defined as Cash Flow from Operations less Capital Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System measures the historical growth of earnings and dividends.
Source: Baseline

The Fund's performance (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.


Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ ------------- --------------------
PERFORMANCE RETURNS                 Quarter       1 Year       5 Year*      Since Inception*
-------------------------------- ------------- ------------ ------------- --------------------
Institutional Shares                 2.09%        31.26%        -6.19%           -1.17%
-------------------------------- ------------- ------------ ------------- --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%        -1.72%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
S&P 500^15                           1.69%        35.12%        -1.20%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
* Fund inception is September 30, 1997. Since Inception and 5 Year returns are annualized.

__________________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings represent 2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life. Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden





--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                           Institutional Class Shares

                          Performance Update - $25,000
       Investment For the period from September 30, 1997 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                                  WST Growth
                              Fund Institutional          S&P 500 Total
                                 Class Shares             Return Index
--------------------------------------------------------------------------------

      9/30/1997                     $25,000                 $25,000
      3/31/1998                      28,179                  29,306
      9/30/1998                      24,759                  27,262
      3/31/1999                      31,873                  34,715
      9/30/1999                      30,675                  34,842
      3/31/2000                      35,442                  40,944
      9/30/2000                      32,422                  39,470
      3/31/2001                      26,906                  32,069
      9/30/2001                      22,538                  28,963
      3/31/2002                      24,759                  32,146
      9/30/2002                      17,846                  23,029
      3/31/2003                      17,646                  24,186
      9/30/2003                      20,541                  28,648
      3/31/2004                      23,162                  32,680


This  graph  depicts  the  performance  of the  WST  Growth  Fund  (the  "Fund")
Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
        ----------------- ---------------- -----------------------------
             One Year        Five Years       Since 9/30/97 (Date of
                                             Initial Public Investment)
        ----------------- ---------------- -----------------------------
              31.26 %          (6.19)%               (1.17)%
        ----------------- ---------------- -----------------------------


>>   The graph assumes an initial $25,000 investment at September 30, 1997 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Institutional Class Shares would have decreased to $23,162 - a cumulative total investment return of (7.35)% since September 30, 1997.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $32,680 - a cumulative total investment return of 30.72% since September 30, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                                 WST GROWTH FUND INVESTOR SHARES
--------------------------------------------------------------------------------
                                  WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.
                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.

          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
____________________
^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far
____________________
^7 Business Week, March 2004.
^8 The Wall Street Journal, March 28, 2004.
^9 The Fund did not hold this security as of March 31, 2004.
^10 Baseline, April 15, 2004.

exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.

                           --------------------------
                           WST - Best in Class Stocks
                           --------------------------

------------------------- --------------------- --------------------------------
                             S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------
 *Free Cash Flow is defined as Cash Flow from Operations less Capital
  Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System measures the historical growth of earnings and dividends.
Source: Baseline

The Fund's performance, without load fees, (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. With load fees, the Fund has slightly underperformed its relative benchmark. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.


Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ ------------- --------------------
PERFORMANCE RETURNS                 Quarter       1 Year      5 Year***     Since Inception***
-------------------------------- ------------- ------------ ------------- --------------------
Investor without load*               2.05%        30.52%       -6.65%           -1.93%
-------------------------------- ------------- ------------ ------------- --------------------
Investor with load**                -1.78%        25.63%       -7.36%           -2.50%
-------------------------------- ------------- ------------ ------------- --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%       -1.72%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
S&P 500^15                           1.69%        35.12%       -1.20%            N/A
-------------------------------- ------------- ------------ ------------- --------------------
*  Before maximum sales load.
** Net of maximum 3.75% sales charge.
***Fund inception is October 3, 1997.  Since Inception and 5 Year returns are annualized.

____________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings  represent  2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life.
Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden




--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                              Investor Class Shares

                     Performance Update - $10,000 Investment
              For the period from October 3, 1997 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                             WST Growth Fund                 S&P 500 Total
                          Investor Class Shares              Return Index
--------------------------------------------------------------------------------

      10/3/1997                $ 9,625                         $10,000
      3/31/1998                 10,637                          11,505
      9/30/1998                  9,324                          10,702
      3/31/1999                 11,969                          13,629
      9/30/1999                 11,487                          13,678
      3/31/2000                 13,244                          16,074
      9/30/2000                 12,092                          15,495
      3/31/2001                 10,004                          12,590
      9/30/2001                  8,360                          11,370
      3/31/2002                  9,163                          12,620
      9/30/2002                  6,584                           9,041
      3/31/2003                  6,499                           9,495
      9/30/2003                  7,548                          11,246
      3/31/2004                  8,483                          12,830


This graph depicts the performance of the WST Growth Fund (the "Fund") Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
--------------------------------- ------------ ------------- --------------------------
                                    One Year     Five Years    Since 10/3/97 (Date of
                                                                   Initial Public
                                                                     Investment)
--------------------------------- ------------ ------------- --------------------------
         No Sales Load              30.52 %       (6.65)%             (1.93)%
--------------------------------- ------------ ------------- --------------------------
    3.75% Maximum Sales Load        25.63 %       (7.36)%             (2.50)%
--------------------------------- ------------ ------------- --------------------------


>>   The graph  assumes an initial  $10,000  investment  ($9,625 after a maximum
     sales  load  of  3.75%)  at  October  3,  1997  (date  of  initial   public
     investment). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund's Investor Class Shares would have decreased to $8,483 - a cumulative total investment return of (15.17)% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the Fund's Investor Class Shares would have decreased to $8,814 - a cumulative total investment return of (11.86)% since October 3, 1997.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $12,830 - a cumulative total investment return of 28.30% since October 3, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         Wilbanks Smith & Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                                 CLASS C SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2004


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                                                  WST GROWTH FUND CLASS C SHARES
--------------------------------------------------------------------------------
                                 WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
--------------------------------------------------------------------------------

                                                                        May 2004

If everyone lived like Americans, then you'd need three planet Earths...to sustain that level of consumption.
                                      Peter Raven - Botanist and conservationist

With spring finally around the corner we appreciate the opportunity to pause and provide this annual market review. The recent NCAA basketball tournament provides an apt analogy for the stock market over the past twelve months as many favorites have failed to perform up to expectations and some underdogs have performed surprisingly well.

As usual most press coverage of global events focused on negatives, but from an economic perspective the news remains positive. The U.S. economy continues to chug along at a strong pace and American companies are posting very impressive earnings and cash flow results as the recovery gains traction. Importantly, job growth now appears to be accelerating. Strong global demand and shortages of commodities including plywood and steel have driven prices higher and boosted profits in commodity related industries.

Despite all of the challenges facing the U.S. now, we continue to believe that there are powerful long-term trends in place which will push the economy, stock prices and interest rates higher.

                         3/11, Iraq and the Battle Ahead
                         -------------------------------

As we were reminded by the March 11th tragedy in Madrid, the war on terrorism is far from over. Al Qaida and its sister terrorist organizations have been weakened by our efforts in Afghanistan and elsewhere, but the enemy was given a ten year head start during the nineties and we have much catching up to do. Despite our progress against the leaders of the organization there are still many sophisticated cells remaining and unfortunately there will be more violence as the battle progresses. The events in Madrid present a real dilemma for European countries which have until now avoided adopting measures like the U.S.A. Patriot Act. We anticipate a significant shift in policy as these countries face the prospect of further attacks which demand aggressive retaliation and more thoughtful and organized preventive measures. The capture of eight terrorists in Britain, just as they were preparing a half-ton fertilizer bomb, and the discovery of another bomb under a Spanish train are evidence of Europeans' need for tougher security measures.

There was some good news on the geopolitical scene with progress being made in Libya, Iran and on the India/Pakistan border. Libya gave up its life of crime and "turned state's evidence" by helping to reveal the illegal weapons shipments by Pakistan to rogue nations. The recent cricket match between the Indians and Pakistanis shows how quickly two countries can progress from open hostility and the threat of nuclear conflict to genuine friendship, both on the sporting field and in diplomatic channels. After witnessing the events in Iraq and Libya, Iran agreed to admit U.N. weapons inspectors, and they have agreed to close a nuclear reactor capable of producing weapons grade plutonium. China has become the lead negotiator with North Korea, promising more progress on that front during the year ahead. Meanwhile in Afghanistan local democratic tribal elections are seeing over 70% voter turnout and 35% of the representatives elected are women.

Iraq remains a very difficult situation for America. Casualties continue to mount and no clear end game strategy is yet evident. Still, gradual progress is being made as we approach the June 30 date on which the Iraqis assume leadership.

                   Market Review: Stocks and Bonds Push Higher
                   -------------------------------------------

The stock and bond markets both posted gains during the quarter, continuing the trends that began in March 2003. Small stocks posted the strongest U.S. returns while emerging markets won the global derby with Mexico and Japan leading the way with double-digit returns. Events such as 3-11 failed to dampen the spirits of global investors, and the synchronized economic recovery in the U.S., Europe and the Far East helped companies post strong profit growth.

Powerful earnings trends began to attract investor interest to U.S. blue chip growth companies after three years of lagging performance. Company after company reported better than expected profits. Cash flow from Pepsico, Caterpillar and Hewlett Packard^1 also exceeded analyst estimates by a wide margin. Technology stocks took a breather during the quarter despite very positive profit news as investors digested the double and triple-digit gains of 2003. Reports from technology companies remain very strong with global semiconductor sales expected to jump over 30%^2 during 2004 thanks to the growth in wireless, broadband and flat screen and high definition television.

Small and mid capitalization equities posted another good quarter with buying driven by huge mutual fund flows. Companies in these sectors benefited from the same forces that fueled the large cap gains but market dynamics pushed these companies higher faster than their larger brethren. Valuations for small capitalization stocks are now about equal to those for large cap companies so we expect more even performance after three years of outperformance by small caps.

          Low Interest Rates, Low Inventories and Huge Chinese Demand:
          ------------------------------------------------------------
                             a Powerful Combination
                             ----------------------

We believe investors are underestimating the magnitude of the global economic recovery now under way. Worldwide growth is turbocharged by the vast and growing demand from China and India while the Federal Reserve's thirteen interest rate cuts have pushed U.S. rates to their lowest levels in 40 years. The 2001-2002 recession and the resulting dearth of capital spending left companies with low inventories and aging equipment. We have predicted in previous letters that inventory restocking could add 2% to GDP during each of the next six quarters. As expected, capital spending has now increased and inventories are being rebuilt with the result being growth of 8.2%^3 during the third quarter and 4.1%^4 in the final quarter of 2003. Industries like homebuilding are posting record profits thanks to low interest rates and the strong economy. Backlogs remain strong and inventories of unsold homes are near record low levels. Housing prices continue to rise as developable land is in short supply in many parts of the country.

Demand from China has been an important engine for growth and has far exceeded even the most bullish forecasts of several years ago. Because this surge in demand has occurred in sync with the up-tick in capital spending and inventory replenishment in the U.S., shortages are occurring in markets as diverse as steel, lumber, gasoline and soybeans.

These forces have been a bonanza for U.S. companies. U.S. Steel is running plants at full capacity, West Virginia coal mines are sold out of product for the next year and railroads in the Midwest report a shortage of the train cars used to move grain and other crops to port for export. Norfolk Southern reported an 11% increase in coal exports during the past six months as Australian coal, which had been supplying Europe, is now purchased by China, thereby reopening European markets to U.S. coal. U.S. farm income doubled from $35 billion to $60 billion thanks to exports, and the trickle-down has resulted in increased sales of Deere^5 and Caterpillar^6 tractors. Rising energy and mining prices have
____________________
^1 Holdings represent 3.3%, 2.7% and 2.5% of the Fund as of March 31, 2004
   respectively.
^2 Baseline, April 1, 2004.
^3 Baseline, April 15, 2004.
^4 Baseline, April 15, 2004.
^5 The Fund did not hold this security as of March 31, 2004.
^6 Holding represents 2.7% of the Fund as of March 31, 2004.

helped states like Wyoming report record budget surpluses and we expect similar results in other parts of the country as the expansion continues. We believe the global economy is entering a new phase of growth that will last for several years, and investors should benefit as earnings and cash flow trends will be powerful drivers of the stock market.

        Globalization and Outsourcing: Short Term Pain for Long Term Gain
        -----------------------------------------------------------------

The issues surrounding globalization and the outsourcing of jobs are under debate now and will become a major focus of the Presidential election campaign. Opponents of globalization decry the loss of almost 3 million jobs as evidence that outsourcing of labor by U.S. companies is bad for the economy and bad for America. Nothing could be further from the truth.

Free market economies will always allocate resources to maximize return on investment and growth. Because productivity gains are so rapid in today's world, and because some job functions can be performed more efficiently overseas, job growth in the U.S. has occurred more slowly than some expected. As the March employment report demonstrated, however, the inexorable progress of the global economy ensures that U.S.^7 labor markets will remain healthy. Importantly, job growth in the U.S. will be most robust in higher skill, higher wage occupations whose functions cannot be automated or sent offshore. The social pitfall we face is a growing gap between these high level jobs and the low skill labor at the other end of the employment spectrum. Our challenge will be to improve our education and training programs to ensure that the workers whose jobs are replaced by computers or moved to India move up the value chain to better jobs. Economic growth by nature results in short term dislocations, but history has shown time and time again that allowing free market forces to allocate resources results in higher job growth rates and better jobs in the future. While parts of North Carolina lost jobs due to the declining textile and furniture industries, the Research Triangle became a hotbed of high paying tech jobs.

Former Citigroup Chairman Walter Wriston wrote recently about a phenomenon that he calls "insourcing" of jobs to the U.S.^8 He notes that foreign companies now account for over 22% of U.S. exports and generate payrolls of over $350 billion annually in America. Ironically much of the benefit of this insourcing is in the Midwest, where political pressure against outsourcing has been strongest. Several of the Japanese car manufacturers have opened plants in the U.S., just a few years after they were villainized for decimating the U.S. auto industry. The resurgence of the U.S. steel industry is a direct result of foreign demand for scrap and finished steel products, and global drug giant Novartis^9 recently announced that they will relocate their worldwide research and development facility to New Jersey from Switzerland to gain access to cutting edge expertise found only in the U.S. By allowing resources to flow to the uses that maximize their value, free trade promotes growth both domestically and abroad and is in the best interest of American labor.

                  Portfolio Strategy: Remain Focused on Quality
                  ---------------------------------------------

The stock market rally in 2003 was led by companies with poor fundamentals and low prices. Large capitalization companies with strong finances and global exposure trailed the broader market despite being the prime beneficiaries of the trends discussed above. The S&P 500 index remains 27%^10 below its peak price despite last year's strong rally while small and mid-cap companies have repaired most of the damage. While the market has not fully recognized it, the financial outlook for the companies in the Wilbanks, Smith & Thomas large cap equity universe continues to be strong with most names posting record profits and cash flow. Free cash flow is one of the clearest measures of corporate health and the chart below highlights the powerful trends that remain in place. As we noted before, we believe earnings leverage during this economic recovery will far
____________________
^7 Business Week, March 2004.
^8 The Wall Street Journal, March 28, 2004.
^9 The Fund did not hold this security as of March 31, 2004.
^10 Baseline, April 15, 2004.

exceed analyst estimates and recent corporate profit announcements underscore this theme.

The healthcare sector has been a focus of much of our attention over the past few quarters as we have added positions in industry leaders Biogen IDEC, Boston Scientific, Forest Laboratories and Teva Pharmaceuticals^11. The early results have been very positive as we positioned the Fund in front of major product rollouts with drug eluting stents (Boston Scientific), new Alzheimer's medications (Forest Laboratories) and the worldwide growth of generic drugs
(Teva). We remain bullish on our pharmaceutical names, Pfizer and Johnson & Johnson^12, but are very encouraged by the results of the more recent purchases.




------------------------- --------------------- --------------------------------
                              S&P Ranking**        Free Cash Flow* (millions)
------------------------- --------------------- --------------------------------
Microsoft^13                       B+                       14,049
------------------------- --------------------- --------------------------------
General Electric^13                A+                       12,879
------------------------- --------------------- --------------------------------
Exxon^13                           A-                        8,694
------------------------- --------------------- --------------------------------
Intel^13                           A                         7,335
------------------------- --------------------- --------------------------------
Johnson & Johnson^13               A+                        5,587
------------------------- --------------------- --------------------------------
Pfizer^13                          A                         4,745
------------------------- --------------------- --------------------------------
Cisco^13                           B+                        4,523
------------------------- --------------------- --------------------------------
Hewlett Packard^13                 A-                        3,085
------------------------- --------------------- --------------------------------
Pepsico^13                         A+                        1,913
------------------------- --------------------- --------------------------------
Home Depot^13                      A+                        1,561
------------------------- --------------------- --------------------------------
Anheuser Busch^13                  A+                        1,293
------------------------- --------------------- --------------------------------
 *Free Cash Flow is defined as Cash Flow from Operations less Capital
  Expenditures and Dividends. Data is through December 31, 2003.
**The S&P Ranking System  measures the historical  growth of earnings and dividends.
Source: Baseline

The Fund's performance (see table below) on a quarter-to-date and year-to-date basis has outperformed its relative benchmark, the Lipper Large Cap Core Index. The Fund's investment in high quality, consistent earnings growth securities has marked the difference. The Fund's holdings have not seen the loss in the last year that lower quality stocks have. Relative to the S&P 500 Index, the Fund has outperformed it on a quarter-to-date basis but underperformed on a year-to-date basis. The difference can be explained by, among other things, the difference of composition between the Fund's portfolio holdings and the S&P 500 Index.

Through March 31, 2004. Past performance does not guarantee future returns.
-------------------------------- ------------- ------------ --------------------
PERFORMANCE RETURNS                 Quarter       1 Year     Since Inception*
-------------------------------- ------------- ------------ --------------------
Class C Shares                       2.07%        30.40%         -7.60%
-------------------------------- ------------- ------------ --------------------
Lipper Large Cap Core Index^14       1.00%        30.10%           N/A
-------------------------------- ------------- ------------ --------------------
S&P 500^15                           1.69%        35.12%           N/A
-------------------------------- ------------- ------------ --------------------
* Fund inception is May 21, 1999. Since Inception return is annualized.

____________________
^11 Holdings represent 2.8%, 2.9%, 2.7% and 2.4% of the Fund as of March 31,
    2004 respectively.
^12 Holdings represent 2.9% and 2.6% of the Fund as of March 31, 2004 respectively.
^13 Holdings represent 2.9%, 3.0%, 2.3%, 2.6%, 2.6%, 2.9%, 2.6%, 2.5%, 3.3%,
    2.8% and 2.8% of the Fund as of March 31, 2004 respectively.
^14 Lipper, April 1, 2004
^15 Bloomberg, April 1, 2004

                                     Summary
                                     -------

As the June deadline for the transition to self-rule in Iraq passes and the political campaigns heat up this summer, the markets will be buffeted by the daily news. With the global economy strengthening and America leading the transition to new technologies and ways of doing business, we remain very bullish on the next ten years for investors.

On an important administrative note, we are very happy to announce that Kyle Elliott and Mark Warden are now Principals in the firm. As our team continues to grow our objective is to provide the best advice possible in all aspects of your financial life.

Please feel free to contact us with any questions or concerns, and have a great Spring!


Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden





--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, interest rate risk, investment advisor risk, market sector risk, credit risk, maturity risk, investment-grade securities risk, junk bonds or lower rated securities risk, and portfolio turnover risk.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
-------------------------------------------------------------------------------

This annual report will be distributed to shareholders on or about May 26, 2004.

                                 WST GROWTH FUND
                                 Class C Shares

                     Performance Update - $10,000 Investment

                For the period from May 20, 1999 (Date of Initial
                      Public Investment) to March 31, 2004


[Line Graph Here]:

--------------------------------------------------------------------------------
                                   WST Growth             S&P 500 Total
                              Fund Class C Shares         Return Index
--------------------------------------------------------------------------------

      5/20/1999                     $10,000                 $10,000
      9/30/1999                       9,310                   9,626
      3/31/2000                      10,720                  11,311
      9/30/2000                       9,778                  10,904
      3/31/2001                       8,077                   8,859
      9/30/2001                       6,743                   8,001
      3/31/2002                       7,379                   8,881
      9/30/2002                       5,295                   6,362
      3/31/2003                       5,218                   6,682
      9/30/2003                       6,054                   7,914
      3/31/2004                       6,805                   9,028

This graph depicts the performance of the WST Growth Fund (the "Fund") Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
        ----------------- ---------------- -----------------------------
            One Year        Three Years       Since 5/20/99 (Date of
                                              Initial Public Investment)
        ----------------- ---------------- -----------------------------
             30.40 %           (5.55)%                (7.60)%
        ----------------- ---------------- -----------------------------



>> The graph assumes an initial $10,000 investment at May 20, 1999 (date of initial public investment). All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund's Class C Shares would have decreased to $6,805 - a cumulative total investment return of (31.95)% since May 20, 1999.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $9,028 - a cumulative total investment return of (9.72)% since May 20, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.64%

Aerospace / Defense - 2.18%
     Lockheed Martin Corporation ...............................................                     3,500              $   159,740
                                                                                                                        -----------

Banks - 2.31%
     State Street Corporation ..................................................                     3,250                  169,422
                                                                                                                        -----------

Beverages - 6.08%
     Anheuser-Busch Companies, Inc. ............................................                     4,000                  204,000
     PepsiCo, Inc. .............................................................                     4,500                  242,325
                                                                                                                        -----------
                                                                                                                            446,325
                                                                                                                        -----------
Biotechnology - 2.80%
  (a)Biogen Idec, Inc. .........................................................                     3,700                  205,720
                                                                                                                        -----------

Computers - 2.49%
     Hewlett-Packard Company ...................................................                     8,000                  182,720
                                                                                                                        -----------

Diversified Financial Services - 8.27%
     A.G. Edwards, Inc. ........................................................                     4,250                  166,260
     American Express Company ..................................................                     4,000                  207,400
     Citigroup, Inc. ...........................................................                     4,500                  232,650
                                                                                                                        -----------
                                                                                                                            606,310
                                                                                                                        -----------
Environmental Control - 2.88%
     Waste Management, Inc. ....................................................                     7,000                  211,260
                                                                                                                        -----------

Healthcare - Products - 5.52%
  (a)Boston Scientific Corporation .............................................                     5,000                  211,900
     Johnson & Johnson .........................................................                     3,800                  192,736
                                                                                                                        -----------
                                                                                                                            404,636
                                                                                                                        -----------
Insurance - 7.00%
     AFLAC Incorporated ........................................................                     4,000                  160,560
     American International Group ..............................................                     3,000                  214,050
     Marsh & McLennan Companies, Inc. ..........................................                     3,000                  138,900
                                                                                                                        -----------
                                                                                                                            513,510
                                                                                                                        -----------
Internet - 2.37%
  (a)InterActive Corporation ...................................................                     5,500                  173,745
                                                                                                                        -----------

Machinery - Construction & Mining - 2.69%
     Caterpillar Inc. ..........................................................                     2,500                  197,675
                                                                                                                        -----------





                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Media - 7.57%
        (a)Comcast Corporation .....................................................                 6,250              $   174,250
           The New York Times Company ..............................................                 4,000                  176,800
           Viacom, Inc. ............................................................                 5,200                  203,892
                                                                                                                        -----------
                                                                                                                            554,942
                                                                                                                        -----------
      Miscellaneous Manufacturing - 5.98%
           General Electric Company ................................................                 7,250                  221,270
           Tyco International Ltd. .................................................                 7,600                  217,740
                                                                                                                        -----------
                                                                                                                            439,010
                                                                                                                        -----------
      Oil & Gas - 4.54%
           Exxon Mobil Corporation .................................................                 4,000                  166,360
           Royal Dutch Petroleum Company ...........................................                 3,500                  166,530
                                                                                                                        -----------
                                                                                                                            332,890
                                                                                                                        -----------
      Oil & Gas - Services - 2.35%
           Schlumberger, Ltd. ......................................................                 2,700                  172,395
                                                                                                                        -----------

      Pharmaceuticals - 7.92%
        (a)Forest Laboratories, Inc. ...............................................                 2,700                  193,374
           Pfizer Inc. .............................................................                 6,000                  210,300
           Teva Pharmaceutical Industries, Ltd. ....................................                 2,800                  177,548
                                                                                                                        -----------
                                                                                                                            581,222
                                                                                                                        -----------
      Retail - Specialty Line - 7.97%
           RadioShack Corporation ..................................................                 6,000                  198,960
           Target Corporation ......................................................                 4,000                  180,160
           The Home Depot, Inc. ....................................................                 5,500                  205,480
                                                                                                                        -----------
                                                                                                                            584,600
                                                                                                                        -----------
      Semiconductors - 5.19%
           Intel Corporation .......................................................                 7,000                  190,400
           Texas Instruments, Inc. .................................................                 6,500                  189,930
                                                                                                                        -----------
                                                                                                                            380,330
                                                                                                                        -----------
      Software - 6.01%
           Computer Associates International, Inc. .................................                 8,500                  228,310
           Microsoft Corporation ...................................................                 8,500                  212,245
                                                                                                                        -----------
                                                                                                                            440,555
                                                                                                                        -----------
      Telecommunications - 7.52%
        (a)Cisco Systems, Inc. .....................................................                 8,000                  188,160
        (a)Nextel Communication Inc. ...............................................                 6,500                  160,745
           Nokia Oyj - ADR .........................................................                10,000                  202,800
                                                                                                                        -----------
                                                                                                                            551,705
                                                                                                                        -----------

           Total Common Stocks (Cost $6,203,087) ..........................................................               7,308,712
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.61%

           Evergreen Select Money Market Fund Class I #495 ..................................       44,578              $    44,578
           (Cost $44,578)                                                                                               -----------


Total Value of Investments (Cost $6,247,665 (b)) ............................................       100.25 %            $ 7,353,290
Liabilities in Excess of Other Assets .......................................................        (0.25)%                (18,238)
                                                                                                 ---------              -----------
      Net Assets ............................................................................       100.00 %            $ 7,335,052
                                                                                                 =========              ===========


      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 1,215,346
           Unrealized depreciation .......................................................................                 (109,721)
                                                                                                                        -----------


                      Net unrealized appreciation ........................................................              $ 1,105,625
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $6,247,665) .........................................................                 $ 7,353,290
      Income receivable ...............................................................................                       7,980
      Other asset .....................................................................................                       5,888
                                                                                                                        -----------

           Total assets ...............................................................................                   7,367,158
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      31,349
      Other liability .................................................................................                         757
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,106
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 7,335,052
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $10,895,272
      Accumulated net realized loss on investments ....................................................                  (4,665,845)
      Net unrealized appreciation on investments ......................................................                   1,105,625
                                                                                                                        -----------
                                                                                                                        $ 7,335,052
                                                                                                                        ===========
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($196,731 / 22,158 shares) .................................................................                 $      8.88
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($6,550,863 / 705,720 shares) ..............................................................                 $      9.28
                                                                                                                        ===========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($587,458 / 65,408 shares) .................................................................                 $      8.98
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $8.98) .........................................                 $      9.33
                                                                                                                        ===========















See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   117,387
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   66,686
           Fund administration fees (note 2) .............................................................                   15,560
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,419
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,259
           Custody fees ..................................................................................                    5,031
           Registration and filing administration fees (note 2) ..........................................                    5,614
           Fund accounting fees (note 2) .................................................................                   45,889
           Audit fees ....................................................................................                   16,675
           Legal fees ....................................................................................                   14,685
           Securities pricing fees .......................................................................                    3,115
           Shareholder recordkeeping fees (note 2) .......................................................                   30,000
           Other accounting fees (note 2) ................................................................                    8,440
           Shareholder servicing expenses ................................................................                    3,128
           Registration and filing expenses ..............................................................                    5,186
           Printing expenses .............................................................................                    3,910
           Trustee fees and meeting expenses .............................................................                    4,670
           Other operating expenses ......................................................................                    6,077
                                                                                                                        -----------


               Total expenses ............................................................................                  239,344

               Less:
                    Expense reimbursements (note 2) ......................................................                   (6,490)
                    Investment advisory fees waived (note 2) .............................................                  (58,607)

                                                                                                                        -----------

               Net expenses ..............................................................................                  174,247
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (56,860)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (53,029)
      Change in unrealized appreciation (depreciation) on investments ....................................                2,589,909
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,536,880
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,480,020
                                                                                                                        ===========





See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004                   2003
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                  $   (56,860)             $   (43,739)
         Net realized loss from investment transactions .....................                      (53,029)              (1,961,244)
         Change in unrealized appreciation (depreciation) on investments ....                    2,589,909               (2,209,435)
                                                                                               -----------              -----------

              Net increase (decrease) in net assets resulting from operations                    2,480,020               (4,214,418)
                                                                                               -----------              -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                   (4,578,772)              (2,687,909)
                                                                                               -----------              -----------

                     Total decrease in net assets ...........................                   (2,098,752)              (6,902,327)

NET ASSETS
     Beginning of year ......................................................                    9,433,804               16,336,131
                                                                                               -----------              -----------

     End of year ............................................................                  $  7,335,052             $ 9,433,804
                                                                                               ============             ===========


(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2004                                    2003

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                  CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................       (10,028)             (75,145)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (10,028)         $   (75,145)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ...........................................       73,949          $   602,525              291,252          $ 2,295,222
Shares redeemed .......................................     (571,519)          (4,806,938)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (497,570)         $(4,204,413)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ...........................................          397          $     3,566               16,337          $   155,199
Shares redeemed .......................................      (37,727)            (302,780)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................      (37,330)         $  (299,214)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ...........................................       74,346          $   606,091              307,589          $ 2,450,421
Shares redeemed .......................................     (619,274)          (5,184,863)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .....................................     (544,928)         $(4,578,772)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


                                                                               For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                          2004           2003            2002          2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............    $      6.81    $      9.63    $     10.54    $     13.99    $     13.05

  Income (loss) from investment operations
       Net investment loss .........................         (0.12)         (0.09)         (0.17)         (0.16)         (0.06)
       Net realized and unrealized gain (loss) on
        investments.................................          2.19          (2.73)         (0.74)         (3.29)          1.00
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ........          2.07          (2.82)         (0.91)         (3.45)          0.94
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................   $     8.88     $      6.81    $      9.63    $     10.54    $     13.99
                                                       ===========    ===========    ===========    ===========    ===========

Total return .......................................         30.40 %       (29.28)%        (8.63)%       (24.66)%         7.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of period ........................   $   196,731    $   219,239    $   387,977    $   472,698    $   453,984
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.41 %         3.03 %         2.72 %         2.44 %         2.45 %(b)
       After expense reimbursements and waived fees .......   2.66 %         2.50 %         2.50 %         2.44 %         2.34 %(b)

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ....    (2.11)%        (1.60)%        (1.59)%        (1.45)%        (1.30)%(b)
       After expense reimbursements and waived fees .....    (1.36)%        (1.08)%        (1.37)%        (1.45)%        (1.19)%(b)

  Portfolio turnover rate ................................   33.17 %        51.53 %        49.97 %        74.25 %        50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                            2004         2003           2002           2001            2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     7.07    $      9.92    $     10.77    $     14.20     $    12.77

  Income (loss) from investment operations
       Net investment loss ..........................        (0.07)         (0.03)         (0.06)         (0.08)         (0.04)
       Net realized and unrealized gain (loss) on
        investments..................................         2.28          (2.82)         (0.79)         (3.35)          1.47
                                                       -----------    -----------    -----------    -----------    -----------

           Total from investment operations ..........        2.21          (2.85)         (0.85)         (3.43)          1.43
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ......................... $      9.28    $      7.07    $      9.92    $     10.77    $     14.20
                                                       ===========    ===========    ===========    ===========    ===========

Total return .........................................       31.26 %      (28.73)%         (7.98)%       (24.08)%        11.20 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
   Net assets, end of year ........................... $ 6,550,863    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                       ===========    ===========    ===========    ===========    ===========

   Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......  2.64 %         2.29 %         1.97 %         1.68 %         1.68 %
        After expense reimbursements and waived fees .......  1.91 %         1.75 %         1.75 %         1.68 %         1.60 %

   Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...... (1.32)%        (0.85)%        (0.84)%        (0.69)%        (0.45)%
        After expense reimbursements and waived fees ....... (0.59)%        (0.31)%        (0.62)%        (0.69)%        (0.37)%

   Portfolio turnover rate ................................. 33.17 %        51.53 %        49.97 %        74.25 %        50.40 %




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES


                                                                               For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                           2004           2003          2002               2001              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

  Income (loss) from investment operations
  Net investment loss ..............................         (0.11)         (0.09)         (0.13)         (0.18)         (0.10)
  Net realized and unrealized gain (loss) on
   investments......................................          2.21          (2.73)         (0.75)         (3.26)          1.45
                                                       -----------    -----------    -----------    -----------    -----------

      Total from investment operations .............          2.10          (2.82)         (0.88)         (3.44)          1.35
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value, end of year .......................   $      8.98    $      6.88    $      9.70    $     10.58    $     14.02
                                                       ===========    ===========    ===========    ===========    ===========

Total return (a) ...................................         30.52 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                       ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
  Net assets, end of year ...........................  $   587,458    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                       ===========    ===========    ===========    ===========    ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ......   3.14 %         2.79 %         2.47 %        2.14 %          2.15 %
       After expense reimbursements and waived fees .......   2.41 %         2.25 %         2.25 %        2.14 %          2.10 %

  Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..      (1.84)%        (1.36)%        (1.34)%       (1.13)%         (0.93)%
       After expense reimbursements and waived fees ...      (1.10)%        (0.83)%        (1.12)%       (1.13)%         (0.88)%

  Portfolio turnover rate .............................      33.17 %        51.53 %        49.97 %       74.25 %         50.40 %

(a) Total return does not reflect payment of a sales charge


                                                                                     See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,618,559, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010,  $2,480,793 expires in the year 2011, and $531,295 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment for $56,860 has been charged to paid-in capital and accumulated net investment loss has been credited $56,860, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.50% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 3.00% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 3.25% of the average daily net assets of the Fund's Class C Shares, effective January 1, 2004. Prior to January 1, 2004 the expense limitation agreement provided that total Fund operating expenses were limited to not more than 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $58,607 ($0.05 per share) and reimbursed expenses amounting to $6,490 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2004, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,259 of such expenses for the Investor Class Shares and $1,419 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,847,978 and $7,003,496, respectively, for the year ended March 31, 2004.


                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee       President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002;  Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President     Fund);  Vice President of Capital
27622                        Principal    since  1990;  Investment     Counsel,      Inc.
                             Executive    Principal     (advisor  of  the  Capital  Value
                             Officer,     Executive     Fund);   President   of   Capital
                             Capital      Officer       Investment    Brokerage,     Inc.
                             Value Fund   since 2002    (broker/dealer     firm);     and
                                                        President of Capital Value  Fund;
                                                        Trustee   of the    Trust since
                                                        September 2002; previously,
                                                        Trustee  of the  Trust from  1990
                                                        until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION


                         BROWN CAPITAL MANAGEMENT FUNDS

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND
                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND
                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                Each a series of
                       THE NOTTINGHAM INVESTMENT TRUST II
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-877-892-4226

                                  July 29, 2004


                                Table of Contents
                                -----------------

     OTHER INVESTMENT POLICIES......................................2
     INVESTMENT LIMITATIONS.........................................3
     PORTFOLIO TRANSACTIONS.........................................6
     NET ASSET VALUE................................................8
     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................8
     DESCRIPTION OF THE TRUST.......................................9
     ADDITIONAL INFORMATION CONCERNING TAXES.......................10
     MANAGEMENT AND OTHER SERVICE PROVIDERS........................11
     SPECIAL SHAREHOLDER SERVICES..................................24
     ADDITIONAL INFORMATION ON PERFORMANCE.........................25
     FINANCIAL STATEMENTS..........................................28
     APPENDIX A - DESCRIPTION OF RATINGS...........................29
     APPENDIX B - PROXY VOTING POLICIES ...........................33

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses, dated the same date as this SAI, for the Institutional Shares of The Brown Capital Management Balanced Fund ("Balanced Fund"), The Brown Capital Management Equity Fund ("Equity Fund"), The Brown Capital Management Mid-Cap Fund ("Mid-Cap Fund"), The Brown Capital Management Small Company Fund ("Small Company Fund") and The Brown Capital Management International Equity Fund ("International Equity Fund") (each a "Fund" and collectively, the "Funds") and for the Investor Shares of the Mid-Cap Fund and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Information from the Funds' Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Funds' Prospectuses and Annual Reports may be obtained at no charge by writing or calling the Funds at the address and toll-free telephone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                            OTHER INVESTMENT POLICIES

The Balanced Fund, Equity Fund, and Small Company Fund, were organized in 1992, the International Equity Fund was organized in 1999, and the Mid-Cap Fund was organized in 2002 and each is a separate diversified series of The Nottingham Investment Trust II ("Trust"), an open-end management investment company. The Trust was organized on October 25, 1990, as a Massachusetts business trust. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectuses for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

Repurchase Agreements. Each of the Funds may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the particular Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor
(normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, Brown Capital Management, Inc. ("Advisor"), the investment advisor to the Funds, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Money Market Instruments. The Funds may invest in money market instruments, which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When one of the Funds acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Illiquid Investments. Each of the Funds may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees"), the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, one of the Funds was in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Funds may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.


                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the particular Fund. A "majority" for this purpose, means, with respect to the Funds, the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Balanced Fund, Equity Fund, and Small Company Fund, may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(12) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation;

(13) Issue senior securities, borrow money, or pledge its assets;

(14) With respect to the Balanced Fund and the Equity Fund, purchase foreign securities (except those funds may purchase foreign securities sold as American Depository Receipts without limit);

(15) Write, purchase, or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and

(16) Invest in restricted securities.

As a matter of fundamental policy, the Mid-Cap Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things;

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions during the current fiscal year;

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities;

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(12) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation;

(13) Issue senior securities, borrow money, or pledge its assets;

(14) Purchase foreign securities (except foreign securities sold as American Depository Receipts without limit);

(15) Write, purchase, or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and

(16) Invest in restricted securities.

As a matter of fundamental policy, the International Equity Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest for the purpose of exercising control or management of another issuer;

(4) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the International Equity Fund may invest in the readily marketable securities of companies which own or deal in such things;

(5) Underwrite securities issued by others except to the extent the International Equity Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(6) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(7) Issue senior securities, borrow money, or pledge its assets, except in accordance with the 1940 Act;

(8)  Invest 25% or more of the value of its total assets in any one country; and

(9) Write, purchase, or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options.

The following are the International Equity Fund's non-fundamental operating restrictions, which may be changed by the Trustees without shareholder approval. The International Equity Fund may not:

(1) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Investment Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer;

(2)  Purchase securities on margin but the International  Equity Fund may obtain
     such  short-term   credits  as  may  be  necessary  for  the  clearance  of
     transactions;

(3) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the International Equity Fund does not own. A short sale is "against the box" to the extent that the International Equity Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

(4) Participate on a joint or joint and several basis in any trading account in securities;

(5) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(6) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation; and

(7)  Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives. Because of decreased portfolio trading primarily due to market conditions, the Balanced Fund's, the Equity Fund's, and the International Equity Fund's portfolio turnover rates ware significantly lower for the fiscal year ended March 31, 2004 than the fiscal year ended March 31, 2003. Because of increased portfolio trading primarily due to market conditions and increase in the Mid-Cap Fund's assets, the Mid-Cap Fund's portfolio turnover rate was significantly higher for the fiscal year ended March 31, 2004 than the fiscal year ended March 31, 2003.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds. In addition, the Advisor is authorized to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The Advisor directed a portion of the Funds' brokerage transactions to certain brokers because of those types of research services provided. The amount of these transactions for the fiscal year ended March 31, 2004 for the Balanced Fund, the Equity Fund, the Mid-Cap Fund, and the Small Company Fund were $2,783,700, $4,070,548, $1,614,921, and $10,498,974, respectively, and the related commissions paid to these brokers were $4,122, $6,188, $2,603, and $23,050, respectively, for that year.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Funds will be made independently from those for any other Fund and any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

For the fiscal years ended March 31, 2002, 2003, and 2004, the Balanced Fund paid brokerage commissions of $8,325, $13,436, and $8,834, respectively (the increase in brokerage commissions for the fiscal year ended March 31, 2003 from the fiscal year ended March 31, 2002 was primarily due to increased portfolio trading due to market conditions and the decrease in brokerage commissions for the fiscal year ended March 31, 2004 from the fiscal year ended March 31, 2003 was primarily due to decreased portfolio trading due to market conditions); the Equity Fund paid brokerage commissions of $13,906, $19,970, and $9,043, respectively (the increase in brokerage commissions for the fiscal year ended March 31, 2003 from the fiscal year ended March 31, 2002 was primarily due to increased portfolio trading due to market conditions and the decrease in brokerage commissions for the fiscal year ended March 31, 2004 from the fiscal year ended March 31, 2003 was primarily due to decreased portfolio trading due to market conditions); the Small Company Fund paid brokerage commissions of $46,186, $336,089, and $445,140, respectively (the increase in brokerage commissions for the fiscal years ended March 31, 2003 and 2004 was primarily due to increased trading resulting from growth in the Small Company Fund's assets); the International Equity Fund paid brokerage commissions of $13,891, $12,290, and $7,456, respectively (the decrease in brokerage commissions for the fiscal years ended March 31, 2003 and 2004 was primarily due to decreased trading due to market conditions). For the period September 30, 2002 (commencement of operations) to March 31, 2003 and the fiscal year ended March 31, 2004, the Mid-Cap Fund paid brokerage commissions of $3,422 and $6,584, respectively (the increase in brokerage commission for the fiscal year ended March 31, 2004 from the fiscal period ended March 31, 2003 was due to the fact that the fiscal period ended March 31, 2003 was only a partial year).

                                 NET ASSET VALUE

The net asset value per share of each class of each Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The net asset value per share of each class of each Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of each class of the Funds will not be calculated.

The net asset value per share of each class of each Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to the Fund" consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of such Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that class of shares. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of shares if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund and the classes of such Fund are conclusive.

In valuing the Funds' total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

For the fiscal years ended March 31, 2002, 2003, and 2004, the total expenses after fee waivers and expense reimbursements were $158,527, $137,663, and $145,146, respectively, for the Balanced Fund; $154,928, $138,339, and $151,603,
respectively,  for the  Equity  Fund;  $3,148,984,  $4,558,456,  and  7,360,396,
respectively, for the Small Company Fund; and $106,129, $103,360, and $120,121, respectively, for the International Equity Fund. For the fiscal period September 30, 2002 (commencement of operations) to March 31, 2003 and the fiscal year ended March 31, 2004, the total expenses after fee waivers and expense reimbursements for the Mid-Cap Fund were $10,047 and $43,435.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the distributor or the Funds. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value. The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day. Capital Investment Group, Inc. ("Distributor") serves as distributor of shares of the Funds.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time, or to close your account if the Fund is unable to verify your identity in connection with the establishment of your account..


                            DESCRIPTION OF THE TRUST

The Trust, which is an unincorporated business trust organized under Massachusetts law on October 25, 1990, is an open-end management investment company. The Trust's Amended and Restated Declaration of Trust authorizes the
Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of eight series, as follows: the Capital Value Fund managed by Capital Investment Counsel, Inc. of Raleigh, North Carolina; the EARNEST Partners Fixed Income Trust managed by EARNEST Partners Limited, LLC of Atlanta, Georgia; The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management Mid-Cap Fund managed by Brown Capital Management, Inc. of Baltimore, Maryland ("Brown Capital Management Funds"); and the WST Growth Fund managed by Wilbanks, Smith & Thomas Asset Management, LLC of Norfolk, Virginia. Currently, the Mid-Cap Fund offers two classes of shares:
Institutional Shares and Investor Shares. The other Funds currently only offer the Institutional Shares class. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less that a majority vote.

When used in the Prospectuses or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of each Fund will be fully paid and non-assessable. The Amended and Restated Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each of the Funds, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If the Funds designate a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including each of the Funds, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Funds declare a dividend in October, November, or December but pay it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each of the Funds, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Funds' activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The address of each Trustee and Officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

                                    TRUSTEES

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                            Position(s)                                                    Complex
        Name, Age,           held with   Length of        Principal Occupation(s)        Overseen by    Other Directorships Held by
        And Address         Fund/Trust  Time Served         During Past 5 Years            Trustee                Trustee
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
                                                        Independent Trustees
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Jack E. Brinson, 72         Trustee,    Since 1990   Retired;  previously,   President        8       Independent Trustee  of    the
                            Chairman                 of   Brinson    Investment    Co.                following:    Gardner    Lewis
                                                     (personal     investments)    and                Investment Trust for the three
                                                     President  of Brinson  Chevrolet,                series  of  that  trust;   New
                                                     Inc. (auto dealership)                           Providence  Investment   Trust
                                                                                                      for the  one  series  of  that
                                                                                                      trust;   Hillman       Capital
                                                                                                      Management  Investment  Trust
                                                                                                      for  the  two  series  of that
                                                                                                      trust; de Leon Funds Trust for
                                                                                                      the one series of that  trust;
                                                                                                      Merit   Advisors   Investment
                                                                                                      Trust for the  one  series of
                                                                                                      that   trust;    and    Merit
                                                                                                      Advisors  Investment  Trust II
                                                                                                      for  the  one  series  of that
                                                                                                      trust     (all     registered
                                                                                                      investment  companies)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
J. Buckley Strandberg, 44   Trustee     Since        President  of Standard  Insurance        8       Independent  Trustee  of   the
                                        1991         and   Realty    (insurance    and                following:    Merit   Advisors
                                                     property management)                             Investment Trust for  the  one
                                                                                                      series of that trust and Merit
                                                                                                      Advisors Investment  Trust  II
                                                                                                      for  the  one  series of  that
                                                                                                      trust      (all     registered
                                                                                                      investment companies)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
James H. Speed, Jr., 51     Trustee     Since        President  and  CEO of NC  Mutual        8       Independent  Trustee  of   RBC
                                        September    Life      Insurance       Company                Funds, Inc. for its six series
                                        2002         (insurance   company)  since  May                (all   registered   investment
                                                     2003;    President    of    Speed                companies); Member of Board of
                                                     Financial       Group,       Inc.                Directors  of NC  Mutual  Life
                                                     (consulting/private  investments)                Insurance Company.
                                                     since  March  2000;   previously,
                                                     Senior  Vice   President,   Chief
                                                     Financial  Officer & Treasurer of
                                                     Hardee's   Food   Systems,   Inc.
                                                     (food  service   retailer)   from
                                                     July 1997 to March  2000;  Senior
                                                     Vice   President   Controller  of
                                                     Hardee's Food Systems,  Inc. from
                                                     January 1995 to July 1997
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

                                                               12

------------------------------------------------------------------------------------------------------------------------------------
                                                        Interested Trustees*
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Richard K. Bryant, 45       Trustee;    Trustee      President  of Capital  Investment        8                     None
Post Office Box 32249       President   since        Group,  Inc.  (distributor of the
Raleigh, North Carolina     and         September    Funds);    Vice    President   of
27622                       Principal   2002;        Capital Investment Counsel,  Inc.
                            Executive   President    (advisor  of  the  Capital  Value
                            Officer,    since  1990; Fund);   President   of   Capital
                            Capital     Principal    Investment    Brokerage,     Inc.
                            Value Fund  Executive    (broker/dealer     firm);     and
                                        Officer      President of Capital  Value Fund;
                                        since 2002   President   of  N.C.   Securities
                                                     Industry     Association (trade
                                                     organization); Trustee   of  the
                                                     Trust since   September  2002;
                                                     previously,  Trustee of the  Trust
                                                     from  1990 until June 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Keith A. Lee, 44            Trustee;    Trustee      Senior  Vice  President  of Brown        8                     None
1201 N. Calvert Street      Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202   President   2002;        (advisor  of the  Funds) and Vice
                            and         Vice         President  of the Funds;  Trustee
                            Principal   President    of the Trust since June 2002.
                            Executive   since 1992;
                            Officer,    Principal
                            the Funds   Executive
                                        Officer
                                        since 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
*Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel,
Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Funds. Mr. Lee is an Interested  Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                            Other Officers
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Eddie C. Brown, 63          President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Funds   1992         Management,   Inc.;   previously,
Baltimore, Maryland 21202                            Trustee  of the  Trust  from 1992
                                                     until June 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Elmer O. Edgerton, Jr., 54  Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                  Carolina;   Vice   President   of
27622                       Value Fund               Capital  Investment Group,  Inc.,
                                                     Raleigh,  North  Carolina;   Vice
                                                     President  of Capital  Investment
                                                     Brokerage, Inc.
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
R. Mark Fields, 51          Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201           Partners                 Trust),  since 1999;  previously,
                            Fixed                    Vice    President   of   Investek
                            Income                   Capital     Management,     Inc.,
                            Trust                    Jackson,    Mississippi   (former
                                                     advisor of the  EARNEST  Partners
                                                     Fixed Income Trust)
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Douglas S. Folk, 43         President   Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        and         2004         EARNEST  Partners  Limited,  LLC,
Suite 2300                  Principal                since  1999;   previously,   Vice
Atlanta, GA  30309          Executive                President  of  Investek   Capital
                            Officer,                 Investment,     Inc.,    Jackson,
                            EARNEST                  Mississippi, 1996 to 1999
                            Partners
                            Fixed
                            Income
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

                                                                13

--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
John M. Friedman, 60        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309          Partners                 President  of  Investek   Capital
                            Fixed                    Management,     Inc.,    Jackson,
                            Income                   Mississippi
                            Trust
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
L. Norfleet Smith, Jr., 42  Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                  Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth               Fund), Norfolk, Virginia
                            Fund
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Wayne F. Wilbanks, 43       President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth  1997         Thomas Asset  Management,  LLC,
Suite 1700                  Fund                     Norfolk, Virginia
Norfolk, Virginia  23510
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
C. Frank Watson III, 33     Secretary,  Secretary    President  and  Chief   Operating       n/a                    n/a
                            Treasurer,  since  1994; Officer   (since   1999)  of  The
                            and         Treasurer    Nottingham                Company
                            Principal   and          (administrator   to  the   Fund);
                            Financial   Principal    previously,    Chief    Operating
                            Officer     Financial    Officer of The Nottingham Company
                                        Officer
                                        since 2002
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------
Julian G. Winters, 35       Assistant   Since        Vice President-Compliance               n/a                    n/a
                            Secretary   2002         Administration  (since  1998)  of
                            and                      The      Nottingham      Company;
                            Assistant                previously,  Fund Accountant, The
                            Treasurer                Nottingham Company
--------------------------- ----------- ------------ ---------------------------------- ------------- ------------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Funds' last fiscal year.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee did not meet during the Funds' last fiscal year.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Funds' last fiscal year.

         Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of each Fund's equity securities beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

----------------------------- ----------------------- ------------ ---------------------------
                                                        Dollar      Aggregate Dollar Range of
                                                       Range of      Equity Securities in All
                                                        Equity        Funds Overseen or to be
                                                      Securities      Overseen by Trustee in
                                                        in the         Family of Investment
      Name of Trustee                 Funds              Fund               Companies*
----------------------------- ----------------------- ------------ ---------------------------
                              INDEPENDENT TRUSTEES
----------------------------- ----------------------- ------------ ---------------------------
Jack E. Brinson               Equity Fund                  A
----------------------------- ----------------------- ------------ ---------------------------
                              Balanced Fund                A
----------------------------- ----------------------- ------------ ---------------------------
                              Small Company Fund           A
----------------------------- ----------------------- ------------ ---------------------------
                              International Equity         A
                              Fund
----------------------------- ----------------------- ------------ ---------------------------
                              Mid-Cap Fund                 A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
J. Buckley Strandberg         Equity Fund                  A
----------------------------- ----------------------- ------------ ---------------------------
                              Balanced Fund                A
----------------------------- ----------------------- ------------ ---------------------------
                              Small Company Fund           B
----------------------------- ----------------------- ------------ ---------------------------
                              International Equity         A
                              Fund
----------------------------- ----------------------- ------------ ---------------------------
                              Mid-Cap Fund                 A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               B
----------------------------- ----------------------- ------------ ---------------------------
James H. Speed, Jr.           Equity Fund                  A
----------------------------- ----------------------- ------------ ---------------------------
                              Balanced Fund                A
----------------------------- ----------------------- ------------ ---------------------------
                              Small Company Fund           A
----------------------------- ----------------------- ------------ ---------------------------
                              International Equity         A
                              Fund
----------------------------- ----------------------- ------------ ---------------------------
                              Mid-Cap Fund                 A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
                               INTERESTED TRUSTEES
----------------------------- ----------------------- ------------ ---------------------------
Richard K. Bryant             Equity Fund                  A
----------------------------- ----------------------- ------------ ---------------------------
                              Balanced Fund                A
----------------------------- ----------------------- ------------ ---------------------------
                              Small Company Fund           A
----------------------------- ----------------------- ------------ ---------------------------
                              International Equity         A
                              Fund
----------------------------- ----------------------- ------------ ---------------------------
                              Mid-Cap Fund                 A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               C
----------------------------- ----------------------- ------------ ---------------------------
Keith A. Lee                  Equity Fund                  A
----------------------------- ----------------------- ------------ ---------------------------
                              Balanced Fund                E
----------------------------- ----------------------- ------------ ---------------------------
                              Small Company Fund           C
----------------------------- ----------------------- ------------ ---------------------------
                              International Equity         C
                              Fund
----------------------------- ----------------------- ------------ ---------------------------
                              Mid-Cap Fund                 A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               E
----------------------------- ----------------------- ------------ ---------------------------

     *Includes all the funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2003, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, distributor, or any entity controlling, controlled by, or under common control with the Advisor or distributor.

Approval of the Investment Advisory Agreements. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreements for each Fund (each an "Advisory Agreement" or collectively, "Advisory Agreements") with the Advisor, except for the Mid-Cap Fund's Advisory Agreement which was approved for an initial two-year period and is subject to annual renewal and continuance thereafter. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of each Fund and the basic future strategy of the Advisor with regard to each of the Funds. In addition, before the Trustees' meeting to decide on whether to renew the Advisory
Agreements, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to each Fund. In evaluating whether to renew and continue the Advisory Agreement for each Fund, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Funds' other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving the receipt of computer software that assists the Advisor with investment research for the Funds.

In deciding on whether to renew and continue the Advisory Agreements, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the respective Fund; (iv) overall expenses of the particular Fund including the Expense Limitation Agreement between the Trust on behalf of the particular Fund and the Advisor;
(v) the financial condition of the Advisor; and (vi) the Advisor's investment strategy for each of the Funds.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for each of the Funds: (i) that the terms of the Advisory Agreements were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreements and each Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Funds to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreements or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreements for the Funds for another year (an initial two-year period for the Mid-Cap Fund).

Compensation. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2004. Each of the Trustees serves as a Trustee to the eight funds of the Trust, including each of the Funds.

                                                   Compensation Table

---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
                                       Aggregate                            Pension                               Total
                                     Compensation                        or Retirement        Estimated        Compensation
                                       from each        Aggregate           Benefits            Annual        from the Fund
                                     Fund (except      Compensation        Accrued As          Benefits            and
                                     for Small-Cap       from the        Part of Fund            Upon         Trust Paid to
     Name of Person, Position            Fund)        Small-Cap Fund        Expenses          Retirement         Trustees
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
                                                    Independent Trustees
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
Jack E. Brinson,  Trustee               $1,250            $1,350              None               None            $10,100
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
J. Buckley Strandberg, Trustee          $1,250            $1,350              None               None            $10,100
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
James H. Speed, Jr., Trustee            $1,250            $1,250              None               None            $10,000
-----------------------------------------------------------------------------------------------------------------------------
                                                     Interested Trustees
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
Richard K. Bryant, Trustee               None              None               None               None              None
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------
Keith A. Lee, Trustee                    None              None               None               None              None
---------------------------------- ---------------- ----------------- ------------------- ----------------- -----------------


Code of Ethics. The Trust, the Advisor, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, Advisor, and Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds of the Trust (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. To the extent that the Funds invest in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy are included as Appendix B to the SAI.

Effective with the twelve-month period ended June 30, 2004, the Funds will file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Form N-PX must be filed with the SEC no later than August 31 of each year. Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of July 11, 2003, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 33.41% of the Institutional Shares of the Balanced Fund, 68.52% of the outstanding Institutional Shares of the Equity Fund, less than 1% of the Institutional Shares of the Small Company Fund, 28.25% of the Institutional Shares International Equity Fund, 96.04%of the Institutional Shares of the Mid-Cap Fund, and less than 1% of the Investor Shares of the Mid-Cap Fund. On the same date the following shareholders owned of record more than 5% of the outstanding Institutional Shares and Investor Shares, as applicable, of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding Institutional Shares or Investor Shares, as applicable, of the Funds as of July 25, 2004.


                                          BALANCED FUND
                                       Institutional Shares

Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Brown Capital Management, Inc. Money              269,325.719 shares              28.62%*
Purchase Pension & Profit Sharing Trust
1201 North Calvert Street
Baltimore, Maryland  21202

The City of Baltimore Deferred                    164,732.823 shares               17.51%
Compensation Plan
100 North Holliday Street
Room 469
Baltimore, Maryland  21202

Wachovia Bank, N.A.                                86,148.260 shares               9.16%
Charles S. Thurston R/O IRA
701 North St. Mary's Street  #35
San Antonio, Texas  78205


                                          EQUITY FUND
                                      Institutional Shares


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Brown Family Limited Partnership,                 496,224.914 shares              59.52%*
A Maryland Limited Partnership **
11102 Old Carriage Road
Glen Arm, Maryland  21057

George B. Delaplaine, III                          51,751.997 shares               6.21%
16151 Elloitt Parkway
Williamsport, Maryland  21795


                                               17

                                        SMALL COMPANY FUND
                                       Institutional Shares


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Charles Schwab & Co., Inc.                       2,961.102.816 shares              11.67%
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, California  94104

Nationwide Insurance Company                     2,464,114.551 shares              9.71%
DCVA
Post Office Box 182029
Columbus, Ohio  43218

Nationwide Insurance Company                     2,395,021.223 shares              9.44%
NACO
Post Office Box 182029
Columbus, Ohio  43218-2029

American Express Trust Company                   1,652,453.586 shares              6.51%
FBO American Express Trust
50534 AXP Financial Center
Minneapolis, Minnesota  55474

Coors Retirement Plan                            1,485,600.363 shares              5.85%
Attn:  Rich Harris
Post Office Box 4030
Golden, Colorado  80401

American Express Trust Company                   1,273,517.552 shares              5.02%
FBO American Express Trust
50534 AXP Financial Center
Minneapolis, Minnesota  55474


                                    INTERNATIONAL EQUITY FUND
                                      Institutional Shares


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Delaplaine B Trust,                               175,090.361 shares               23.36%
A Maryland Trust,
George Delaplaine Jr.
c/o Cass Parker
Allfirst Trust Company
Post Office Box 1596
Baltimore, Maryland  21203

                                               18

Carmen S. Brown                                    72,414.630 shares               9.66%
& Eddie C. Brown, JTWROS
11102 Old Carriage Road
Glen Arm, Maryland  21057

Brown Capital Management, Inc.                     71,387.692 shares               9.52%
Investment Option Plan
1201 North Calvert Street
Baltimore, Maryland  21202

Delaplaine 1989 Family Trust                       70,586.430 shares               9.42%
George Delaplaine Jr.
c/o Cass Parker
Allfirst Trust Company
Post Office Box 1596
Baltimore, Maryland  21203

Delaplaine D Trust                                 55,984.950 shares               7.47%
George Delaplaine Jr.
c/o Heather Tuason
Allfirst Trust Company
1350 Eye Street, Suite 200
Washington, DC  20005

Mercantile Safe Deposit & Trust Co.                49,164.208 shares               6.56%
FBO Center Stage
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, Maryland  21090

Suntrust Bank FBO Energetics Inc. PSPT             41,942.595 shares               5.60%
Account
Post Office Box 105870
Center 3144
Atlanta, Georgia  30348-5870


                                          MID-CAP FUND
                                      Institutional Shares


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Brown Family Limited Partnership                  123,235.394 shares              74.18%*
A Maryland Limited Partnership **
11102 Old Carriage Road
Glen Arm, Maryland  21057

                                               19

Brown Capital Management, Inc.                     36,316.732 shares               21.86%
Investment Option Plan
1201 North Calvert Street
Baltimore, Maryland  21202


                                          MID-CAP FUND
                                         Investor Shares


Name and Address of                              Amount and Nature of
Beneficial Owner                                 Beneficial Ownership             Percent
----------------                                 --------------------             -------
Calvert Distributors FBO                           58,421.690 shares             40.43%***
DC 529 Plan Single Option
Post Office Box 11466
Washington, DC  20077

Calvert Distributors FBO                           48,004.161 shares             33.22%***
DC 529 Plan Ages 0-5
Post Office Box 11466
Washington, DC  20077

Calvert Distributors FBO                           22,573.124 shares               15.62%
DC 529 Plan Ages 6-10
Post Office Box 11466
Washington, DC  20077

Calvert Distributors FBO                           13,626.900 shares               9.43%
DC 529 Plan Ages 11-13
Post Office Box 11466
Washington, DC  20077


* Deemed a "control person" of the Fund as defined by applicable SEC regulations.
** Controlled by Eddie C. Brown, a Trustee and control person of the Advisor, and C. Sylvia Brown.
*** Deemed a "control person" of the Fund as defined by applicable SEC regulations. The Fund believes that such entity does not have a beneficial interest of such shares


Investment Advisor and Other Service Providers

Investment Advisor. Information about Brown Capital Management, Inc., Baltimore, Maryland and its duties and compensation as advisor is contained in the Prospectuses. The Advisor supervises the Funds' investments pursuant to an investment advisory agreement for each of the Funds. The Advisory Agreements are currently effective for a one-year period (an initital two-year period for the Mid-Cap Fund) and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the respective Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreements are terminable without penalty on 60-days' notice by a Fund (by the Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor. Each Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the particular Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio management teams for the Funds are listed in the Prospectuses along with descriptions of their work experience. Eddie C. Brown is the control person of the Advisor, by ownership, is also an officer of the Trust and until June 2002 was a Trustee of the Trust.

Under the Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreements.

Compensation of the Advisor with regards to the Balanced Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.65% of the first $100 million of net assets and 0.50% of all net assets over $100 million. For the fiscal year ended March 31, 2002, the Advisor received $19,128 of its fee after waiving $66,738 of its fee for that fiscal year. For the fiscal year ended March 31, 2003, the Advisor received $3,351 of its fee after voluntarily waiving $71,197 of its fee for that fiscal year and reimbursed $1,018 of the Balanced Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2004, the Advisor received $11,412 of its fee after voluntarily waiving $67,203 of its fee for that fiscal year.

Compensation of the Advisor with regards to the Equity Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.65% of the first $100 million of net assets and 0.50% of all net assets over $100 million. For the fiscal year ended March 31, 2002, the Advisor received $15,066 of its fee after waiving $68,900 of its fee for that fiscal year and reimbursed $2,016 of the Equity Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2003, the Advisor received $5,449 of its fee after voluntarily waiving $69,414 of its fee for that fiscal year and reimbursed $9,394 of the Equity Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2004, the Advisor received $17,284 of its fee after voluntarily waiving $64,832 of its fee for that fiscal year and reimbursed $1,056 of the Equity Fund's operating expenses for that fiscal year.

Compensation of the Advisor with regards to the Mid-Cap Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.75%. For the fiscal period from September 30, 2002 (commencement of operations) to March 31, 2003, the Advisor voluntarily waived all of its fee in the amount of $5,643 and reimbursed $96,712 of the Fund's operating expenses. For the fiscal year ended March 31, 2004, the Advisor voluntarily waived all of its fee in the amount of $23,547 and reimbursed $128,705 of the Fund's operating expenses.

Compensation of the Advisor with regards to the Small Company Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%. For the fiscal years ended March 31, 2002, 2002, and 2004, the Advisor receive all of its fee in the amounts of $2,543,753, $3,719,906, and $6,216,958, respectively.

Compensation of the Advisor with regards to the International Equity Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00% of the first $100 million of net assets and 0.75% of all net assets over $100 million. For the fiscal years ended March 31, 2002 and 2003, the Advisor voluntarily waived all of its fee in the amounts of $53,068 and $51,622, respectively, and reimbursed $29,180 and $32,501, respectively, of the Fund's operating expenses. For the fiscal year ended March 31, 2004, the Advisor received $83 of its fee after voluntarily waiving $59,983 of its fee for that fiscal year and reimbursed $18,145 of the International Equity Fund's operating expenses for that fiscal year.

Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Funds: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (4) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.

Compensation of the Administrator, based upon an administration fee on the average daily net assets of each Fund, is at the following annual rates: 0.175% of the Fund's first $50 million, 0.150% on the next $50 million, 0.125% on the next $50 million, and 0.100% on average daily net assets over $150 million, with a monthly minimum general administration fee of $2,000. In addition, the Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares plus an asset based fee of 0.01% of the net assets of each Fund. The Administrator will also receive the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

For services to the Balanced Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $24,000, $24,006, and $24,131, respectively. For the same fiscal years, the Administrator received fund accounting fees of $28,210, $28,147, and $28,321, respectively, from the Balanced Fund.

For services to the Equity Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $24,151, $24,066, and $24,358, respectively. For the same fiscal years, the Administrator received fund accounting fees of $28,263, $28,152, $28,292, respectively, from the Equity Fund.

For services to the Mid-Cap Fund for the fiscal year ended March 31, 2004 and the fiscal period from September 30, 2002 (commencement of operations) to March 31, 2003, the Administrator received general administration fees of $24,000 and $12,000, respectively, and fund accounting fees of $36,314 and $18,075, respectively.

For services to the Small Company Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $696,696, $446,991, and $329,375, respectively. For the same fiscal years, the Administrator received fund accounting fees of $89,170, $64,199, and $52,437, respectively, from the Small Company Fund.

For services to the International Equity Fund for the fiscal years ended March 31, 2004, 2003, and 2002, the Administrator received general administration fees of $24,010, $24,022, and $24,002, respectively. For the same fiscal years, the Administrator received fund accounting fees of $27,600, $27,516, and $27,531, respectively, from the International Equity Fund.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each of the Funds' shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ( "Distribution Agreement") approved by the Trustees. The Distributor is controlled by Richard K. Bryant, a Trustee and officer of the Trust and President of the Distributor, and Elmer O. Edgerton, Jr. an officer of the Trust and Vice President of the Distributor.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which each Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

The Mid-Cap Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see "Management of the Fund - Distribution Plan" in the Prospectus for the Mid-Cap Fund's Investor Shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above. Potential benefits of the Plan to the Mid-Cap Fund include improved shareholder services, savings to the Mid-Cap Fund in transfer agency costs, savings to the Mid-Cap Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization.

Under the Plan, the Mid-Cap Fund may expend up to 0.25% of the Mid-Cap Fund's Investor Shares average daily net assets annually to finance any activity primarily intended to result in the sale of Mid-Cap Fund Investor Shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells Mid-Cap Fund Investor Shares may not exceed 0.25% of the Mid-Cap Fund's Investor Shares average annual net asset value.

The Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Mid-Cap Fund with respect to the Investor Shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under each Distribution Plan and in connection with their annual consideration of renewal of the Distribution Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Mid-Cap Fund Prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to Investor Shares of the Mid-Cap Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to Investor Shares of the Mid-Cap Fund; (c) holding seminars and sales meetings designed to promote the distribution of Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Mid-Cap Fund investment objectives and policies and other information about the Mid-Cap Fund, including the performance of the Mid-Cap Fund; (e) training sales personnel regarding the Investor Shares of the Mid-Cap Fund; (f) compensation of broker-dealers and sales personnel; and
(g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares of the Mid-Cap Fund.

All of the Mid-Cap Fund distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Mid-Cap Fund will be borne by such person without any reimbursement from the Mid-Cap Fund. Subject to seeking best price and execution, the Mid-Cap Fund may, from time to time, buy or sell portfolio securities from or to firms, which recieve payments under the Plan.

For the fiscal year ended March 31, 2004, the Mid-Cap Fund incurred $2,656 in costs connected with the Plan for the Investor Shares. Such costs were spent primarily on compensation to broker-dealers for the sale of Investor Shares of the Mid-Cap Fund.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of each Fund held by each Custodian plus additional out of pocket and transaction expenses incurred by each of the Funds.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as the independent registered public accounting firm for each of the Funds, audits the annual financial statements of each of the Funds, prepares each of the Funds' federal and state tax returns, and consults with each of the Funds on matters of accounting and federal and state income taxation. A copy of the most recent annual report of each of the Funds will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Funds.


                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates normally are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the
Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-877-892-4226, or by writing to:

                         Brown Capital Management Funds
                                 [Name of fund]
             Institutional Shares or Investor Shares, please specify
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in that fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing In The Funds - Purchase And Redemption Price" in the Prospectuses.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectuses under the heading "Investing In The Funds - Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of each Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of each class of each Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of each class of each Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each class of shares of each Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000


The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Funds' performance for any specified period in the future.

Each Fund may also compute the "cumulative total return" of each class of the Fund, which represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Funds may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Funds' performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes on distributions of Institutional Shares of the Balanced Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 28.26%, (1.06)% and 7.53%, respectively. The cumulative total return before taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 106.66%. The average annual total returns after taxes on distributions of Institutional Shares of the Balanced Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 27.93%, (1.70)% and 6.29%, respectively. The cumulative total return after taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 83.97%. The average annual total returns after taxes on distributions and sale of Institutional Shares of the Balanced Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 18.35%, (1.15)%, and 5.99%, respectively. The cumulative total return after taxes on distributions and sale of those shares for the ten-year period ended March 31, 2004 was 79.00%.

The average annual total returns before taxes on distributions of Institutional Shares of the Equity Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 36.14%, (3.02)% and 7.68%, respectively. The cumulative total return before taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 109.67%. The average annual total returns after taxes on distributions of Institutional Shares of the Equity Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 36.14%, (3.74)% and 6.79%, respectively. The cumulative total return after taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 92.91%. The average annual total returns after taxes on distributions and sale of Institutional Shares of the Equity Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 23.49%, (2.66)%, and 6.51%, respectively. The cumulative total return after taxes on distributions and sale of those shares for the ten-year period ended March 31, 2004 was 87.88%.

The average annual total returns before taxes on distributions of Institutional Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since September 30, 2002 ("Inception") through March 31, 2004 were 38.75% and 26.68%, respectively. The cumulative total return before taxes on distributions of Institutional Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 42.63%. The average annual total returns after taxes on distributions of Institutional Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since Inception through March 31, 2004 were 37.38% and 25.85%, respectively. The cumulative total return after taxes on distributions of Institutional Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 41.22%. The average annual total returns after taxes on distributions and sale of Institutional Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since Inception through March 31, 2004 were 25.26% and 22.39%, respectively. The cumulative total return after taxes on distributions and sale of Institutional Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 35.45%.

The average annual total returns before taxes on distributions of Investor Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since Inception through March 31, 2004 were 38.49% and 26.44%, respectively. The cumulative total return before taxes on distributions of Investor Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 42.23%. The average annual total returns after taxes on distributions of Investor Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since Inception through March 31, 2004 were 37.12% and 25.61%, respectively. The cumulative total return after taxes on distributions of Investor Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 40.82%. The average annual total returns after taxes on distributions and sale of Investor Shares of the Mid-Cap Fund for the one-year period ended March 31, 2004 and the period since Inception through March 31, 2004 were 25.09% and 22.19%, respectively. The cumulative total return after taxes on distributions and sale of Investor Shares of the Mid-Cap Fund since Inception through March 31, 2004 was 35.10%.

The average annual total returns before taxes on distributions of Institutional Shares of the Small Company Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 50.90%, 12.18% and 14.09%, respectively. The cumulative total return before taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 273.55%. The average annual total returns after taxes on distributions of Institutional Shares of the Small Company Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 50.90%, 11.52% and 13.32%, respectively. The cumulative total return after taxes on distributions of those shares for the ten-year period ended March 31, 2004 was 249.24%. The average annual total returns after taxes on distributions and sale of Institutional Shares of the Small Company Fund for the one-year, five-year and ten-year periods ended March 31, 2004 were 33.08%, 10.43%, and 12.31%, respectively. The cumulative total return after taxes on distributions and sale of those shares for the ten-year period ended March 31, 2004 was 219.32%.

The average annual total returns before taxes on distributions of Institutional Shares of the International Equity Fund for the one-year and three-year periods ended March 31, 2004 and the period since May 28, 1999 ("Inception") through March 31, 2004 were 62.03%, 1.95% and 1.20%, respectively. The cumulative total return before taxes on distributions of those shares since Inception through March 31, 2004 was 5.93%. The average annual total returns after taxes on distributions of Institutional Shares of the International Equity Fund for the one-year and three-year periods ended March 31, 2004 and the period since Inception through March 31, 2004 were 62.03%, 1.91% and 0.93%, respectively. The cumulative total return after taxes on distributions of those shares since Inception through March 31, 2004 was 4.61%. The average annual total returns after taxes on distributions and sale of Institutional Shares of the International Equity Fund for the one-year and three-year periods ended March 31, 2004 and the period since Inception through March 31, 2004 were 40.32%, 1.64% and 0.86%, respectively. The cumulative total return after taxes on distributions and sale of those shares since Inception through March 31, 2004 was 4.25%.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Total Return Index. The Balanced Fund may also compare its performance with a combination of the S&P 500 Total Return Index and the Lehman Government/Credit Bond Index. The Mid-Cap Fund may also compare its performance, alone or in a combination, with the S&P Mid-Cap 400 Index, the Russell Mid-cap Index, and the Russell Mid-cap Growth Index. The Small Company Fund may compare its performance, alone or in a combination, with the Russell 2000 Index, Russell 2000 Growth Index, the NASDAQ Composite Index, and the NASDAQ Industrials Index. The International Equity Fund may compare its performance with the MSCI All Country World Free EX USA Gross Index, and the MSCI EAFE International Gross Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectuses to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements of each of the Funds for the fiscal year (or period for the Mid-Cap Fund) ended March 31, 2004, including the financial highlights appearing in the Annual Reports to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Funds may acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment Grade Debt Securities. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

         Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

         Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

         A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

         Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

         MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3 - This designation  denotes acceptable credit quality.  Liquidity
         and  cash-flow   protection  may  be  narrow,  and  market  access  for
         refinancing is likely to be less well-established.

         SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

         VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)  the Trust's Proxy Voting and Disclosure Policy and
(2)  the Advisor's Proxy Voting Policy.

                       THE NOTTINGHAM INVESTMENT TRUST II

                       PROXY VOTING AND DISCLOSURE POLICY


I.       Introduction

         Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

         The IC Amendments require that The Nottingham Investment Trust II ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

         This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.      Specific Proxy Voting Policies and Procedures

A.       General

         The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

         B.       Delegation to Fund's Advisor

         The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

          (1)  to make the proxy voting decisions for the Fund; and
          (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

         The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

         C.       Conflicts

         In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III.     Fund Disclosure

         A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

         Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

         B.       Disclosure of the Fund's Complete Proxy Voting Record

         In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

         Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)    The name of the issuer of the portfolio security;
          (ii)   The exchange  ticker symbol  of  the  portfolio   security  (if
                 available through reasonably practicable means);

          (iii)  The Council on  Uniform  Security   Identification   Procedures
                 ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
          (iv)   The shareholder meeting date;
          (v)    A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii)  Whether the Fund cast its vote on the matter;
          (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)   Whether the Fund cast its vote for or against management.

         Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

         Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.      Recordkeeping

         The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)   A copy of this Policy;
         (ii)  Proxy statements received regarding each Fund's securities;
         (iii) Records of votes cast on behalf of each Fund; and
         (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The foregoing records may be kept as part of the Advisor's records.

         A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.       Proxy Voting Committee

         A.   General

         The proxy voting committee ("Proxy Voting Committee") of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

         B.   Powers and Methods of Operation

         The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 17th day of June, 2003.

                            BROWN CAPITAL MANAGEMENT
                               PROXY VOTING POLICY


It is the intent of Brown Capital Management ("BCM") to vote proxies in the best interests of the firm's clients. In order to facilitate this proxy voting process, BCM has retained Institutional Shareholder Services ("ISS") an expert in the proxy voting and corporate governance area to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. Corporate actions are monitored by BCM Administration and Investment staff through information received from ISS regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting BCM directly. Investors in the Brown Capital Management Family of Funds (individually "Fund" or collectively "Funds") may request a copy of this policy or the Fund's proxy voting record upon request, without charge, by calling NC Shareholder Services at 1-800-773-3863, by reviewing the Fund's website, if applicable, or by reviewing filings available on the SEC's website at http://www.sec.gov.

Institutional Shareholder Services (ISS)
----------------------------------------

ISS is an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. BCM subscribes to the ISS Standard Voting Policy. These services, provided to BCM, include in-depth research, analysis, and voting recommendations.

Designated members of BCM's investment staff ("Investment Staff") individually determine how each proxy ballot will be voted using ISS's research, analysis, and voting recommendations as a guideline only.

When specifically directed by a client with a separately managed account, we will vote as requested.

Conflicts of Interest
---------------------

The Investment Staff's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The Investment Staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the Investment Staff will direct that the proxy issue must be voted in accordance with ISS recommendations. In the event ISS is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the Investment Staff will defer the decision to the Fund's Proxy Voting Committee, which is made up of independent trustees. Decisions made by the Fund's Proxy Voting Committee will be used to vote proxies for the Fund. For Securities not held by a Fund, if ISS is unable to make a recommendation then BCM will either disclose the conflict to the client and obtain its consent before voting or suggest that the client engage another party to determine how the proxies should be voted.

Voting Procedures
-----------------


The physical voting process and recordkeeping of votes is carried out by BCM Administrative Staff at both the broader company and individual account levels through the Institutional Shareholders Services Inc. Proxy Master System.

BCM votes most proxies for clients where voting authority has been given to BCM by the client. However, in some circumstances BCM may not vote some proxies. For example, the BCM may not vote if shares would need to be recalled in a stock loan program. BCM also will not vote:

     1) Proxies for securities held in an unsupervised portion of a client's account,

     2)   Proxies that are subject to blocking restrictions,

     3)   Proxies that require BCM to travel overseas in order to vote, or

     4)   Proxies that are written in a language other than English.

Record Retention
----------------

BCM retains records relating to:

     1)   Proxy voting policies and procedures,

     2)   Proxy statements received for client securities,

     3)   Records of votes cast on behalf of clients,

     4) Records of client requests for proxy voting information and written responses by BCM to such requests, and

     5) Documents prepared by BCM that were material to making a proxy voting decision or memorialized the basis for the decisions.

All such records will be maintained as required by applicable laws and regulations.


Voting Guidelines
-----------------


While BCM's policy is to review each proxy proposal on its individual merits, BCM has adopted guidelines for certain types of matters to assist the Investment Staff in the review and voting of proxies. These guidelines are set forth below:

     A.   Corporate Governance

          1.   Election of Directors and Similar Matters

               In an uncontested election, BCM will generally vote in favor of management's proposed directors. In a contested election, BCM will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors, BCM will review any contested proposal on its merits.

          2.   Audit Committee Approvals

               BCM generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. BCM will generally vote to ratify management's recommendation and selection of auditors.

          3.   Shareholder Rights

               BCM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.

          4.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               BCM may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company and the market impact that the proposal may have on the company's stock.

          5.   Capital Structure Proposals

               BCM will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

     B.   Compensation

          1.   General

               BCM generally supports proposals that encourage the disclosure of a company's compensation policies. In addition, BCM generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. BCM may consider any contested proposal related to a company's compensation policies on a case-by-case basis.

          2.   Stock Option Plans

               BCM evaluates proposed stock option plans and issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, BCM may consider, without limitation, the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the actual terms of the proposed options.

     C.   Corporate Responsibility and Social Issues

          BCM may vote against corporate responsibility and social issue proposals that BCM believes will have substantial adverse economic or other effects on a company, and BCM may vote for corporate responsibility and social issue proposals that BCM believes will have substantial positive economic or other effects on a company.



BCM reserves the right to amend and revise this policy without notice at any time.


This policy is dated July 1, 2003.

Annual Report 2004





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund



                                                                 March 31, 2004










[Logo Here]
BROWN CAPITAL MANAGEMENT


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                  [BLANK PAGE]

Table of Contents


Introduction...................................................................4
Balanced Fund..................................................................8
Equity Fund...................................................................26
Small Company Fund............................................................44
International Equity Fund.....................................................62
Mid-Cap Fund..................................................................83



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 28, 2004.


For More Information on Your Brown Capital Management (BCM) Mutual Funds:

     See Our Web site @ www.browncapital.com
              or
     Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

Introduction to Brown Capital Management Mutual Funds'
Annual Fund Report


A colleague of mine spent some time on the coast of Maine last summer, and had some interesting observations and reflections to share. If one thinks about Baltimore in July and August, the difference in climate is readily apparent. The slower pace of life, the sounds of waves crashing against the rocky shore, a clear sky at night where one can actually see the constellations, bring one in closer touch with nature. Amidst the maddening pace of most of our daily lives, it is easy to lose an appreciation for the amazing predictability and regularity of certain events in nature. This is a far cry from the world of investments. In the cottage where my colleague stayed, there was a small book on the table that had the time of the sunrise and sunset each day, followed by the time of low tide and high tide. You know what? Everything happened according to schedule, predictable. There is quite a difference between Baltimore where we live and work and this place of tranquility. Yet, there are things that are the same. In this introduction, we will focus on the current and prospective market environments in the context of what is the same, and what is different.

What is the same?
-----------------

Looking at the big picture, the players in our industry making the investment decisions are still in place for the most part. There is a continuing string of news of corporate malfeasance and mutual fund industry corruption. A surprising dose of skepticism continues to exist regarding the longevity of the market rebound. Low inflation and low interest rates have been the story for quite a while. The longer-term drivers of stock prices, earnings and dividend growth, and P/E expansion or contraction, remain intact.

What is different?
------------------

There is more confidence in the sustainability of the economic recovery, and more confidence that the economy will not overheat. Concerns about deflation have waned. A credible case can be made for improving corporate profits over an extended period of time. Even though most of the players are the same on the corporate and investment front, the rules of engagement have changed dramatically. Given efforts to clean up corporate malfeasance and mutual fund industry corruption, it is our opinion that there will be increased confidence in the system.

For the three years ended 2002, the performance results achieved from the value style of investing exceeded the growth style by a wide margin (Three Years Ending 12/31/02: Russell 1000 Value Index -5.1%; Russell 1000 Growth Index -23.6%). In 2003, growth came back into a competitive posture. The Russell 1000 Growth Index increased by 29.7%, and the Russell 1000 Value Index gained 30%. The Russell 2000 Growth Index increased by 48.5%, and the Russell 2000 Value Index gained 46%.

Thanks to this trend, as growth managers we found great optimism as 2004 began with favorable prospects for both the economy and equity markets. Interest rates remain at their lowest level in over 40 years, inflation remains low, productivity remains relatively high, and consumer spending, the backbone of the economy for the past several years, continues at a solid pace. There was one resounding question that the American public continually asked: where are the jobs? After the first quarter ended, the Labor department reported that the U.S. economy added more jobs in March than it has in any monthly period since April 2000. This is certainly good news for the economy, and if it is sustained, it portends things to come.

Based on our investment approach, it is comforting that market action seems to suggest that fundamentals, quality, and valuation do indeed matter. Companies that are producing, and show prospects of continuing to produce superior revenue and earnings growth, are being rewarded with price appreciation and premium multiples.

So What?
--------

Before answering the question, "so what", let us address our outlook. The underlying fundamentals that drive stock prices have not been as favorable as they are now for a long time. Corporate profits are expected to increase. In part, this increase is due to an improving economy, and, in part, easy comparisons. As mentioned previously, deflation seems highly unlikely, and inflation is expected to remain low. While we expect long-term interest rates to increase in the second half, we do not think that the increase will be enough to destabilize the equity market. Real GDP growth is expected to be better than 4% (Bloomberg). The extra "kicker" to stock price appreciation that will be absent this round is P/E expansion. The broader stock market as measured by the S&P 500 is currently selling at about 21 times 2004 estimated earnings (Bloomberg). We do not think 21 times is excessive in the current low interest rate environment, but the market is certainly not cheap. Therefore, earnings will drive the 8-10% stock market gain that we expect this year, not P/E expansion, in our opinion.

The answer to, "so what," is several fold. As enumerated above, a number of things are different. Most are important to creating an ideal environment for the equity market. Specifically, greater confidence in the economy, waning deflation fears, and the return of investor confidence in the system are very favorable for true growth companies that sell at reasonable prices. We believe that we are in the "sweet spot" for the possibility of producing superior returns for your portfolios. Another part of the "so what," requires that we realize that there are many things that are unpredictable, the outcome of which can cause things to veer off course-- terrorism, the direction of the U.S. dollar, and the Presidential election to mention a few. The only thing we can do about the things that are unpredictable is to be responsive to whatever situation arises. And, lastly, we will be cognizant that in this recovery, there may be cyclical growth opportunities beyond the traditional growth areas. We will be open minded and diligent in our bottom-up search for investment ideas where growth can be sustained for three to five years.

Conclusion:
-----------

Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible 20 percent plus returns of last year will be repeated in 2004, but we do expect the possibility of solid domestic equity market gains of 8-10% as noted earlier. We are diligently reviewing current portfolio holdings in all of our mutual funds in the context of the anticipated investment environment outlined above. We are researching new investment candidates that both fit our investment approach and that are likely beneficiaries of the environment we foresee. As always, we seek to maintain the best investment ideas at reasonable prices in your portfolio. Thank you for your continued commitment to Brown Capital Management.

                    (This page was intentionally left blank.)

Balanced Fund

Performance

Your Balanced Fund delivered solid performance for the Fund's fiscal year returning 28.3%. The Fund outpaced the unmanaged, weighted 75% S&P 500/25% Lehman Government/ Credit Index by 1.8% (Data via Russell: S&P 500 one year performance as of 3/31/04 of 35.1% and Data via Bloomberg: Lehman Government/Credit Index one year performance as of 3/31/04 of 6.2%), but trailed the Lipper Flexible Portfolio Fund peer group by -0.3% (Data via Lipper: one year performance as of 3/31/04 of 28.6%). The outperformance generated is primarily attributed to the strong rebound of the equity portion of the Fund. As you know, the equity portion of the Fund, which represents about 75% of the Fund's assets, is managed similarly to the Equity Fund, a large capitalization growth product. The remaining 25% is a fixed income portfolio of investment grade bonds of varying maturities.

Benchmark Insights

Your Fund is difficult to benchmark, by industry standards, as its weightings are a-typical for "balanced funds" which typically reflect 60% equity and 40% fixed income weightings. While the industry is becoming more liberal with the definition, Morningstar and Lipper, two of the industry's more popular mutual fund rating agencies, categorize your Fund as a Large Growth and Flexible Portfolio Fund, respectively. For example, the Large Growth Category is meant for large capitalization growth stock managers, not for funds with fixed income exposure. Since the Fund does not fit easily into an industry "box," most compare your Fund's performance to the unmanaged, weighted index mentioned earlier.

Portfolio Review

Thanks to solid stock selection in the equity portion of the Fund that outpaced the S&P 500, your Fund was well positioned to outperform (please see additional details on the Equity Fund in the Equity Fund section of this report) provided the fixed income portion of the portfolio was able to add value. As you know, there has been a significant decline in interest rates over the past few years. In addition, yield spreads have narrowed significantly since last spring. In 1997, we began downgrading in quality, and lengthening maturities in anticipation of lower interest rates and widening yield spreads. Now that it appears long-term rates will increase in the second half of this year and spreads remain narrow, we plan to shorten maturities and upgrade the quality of the portfolio over the next few months.

Outlook

Balanced Fund investors can continue to expect more of the same. We believe that the economic recovery is strengthening and continue to apply our Growth at a Reasonable Price (GARP) approach in the Equity Fund to ensure we select stocks with impressive long-term growth prospects at attractive valuations. We are also preparing for, absent unforeseen events, an increasing interest rate environment in the fixed income portion of your portfolio and expect favorable results by the next evaluation period.

                          THE BROWN CAPITAL MANAGEMENT
                                  BALANCED FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                     The Brown Capital           75% S&P 500 Total Return Index/
                   Management Balanced Fund     25% Lehman Gov't/Corp Bond Index
--------------------------------------------------------------------------------
      3/31/1994           $10,000                           $10,000
      9/30/1994            10,307                            10,381
      3/31/1995            10,801                            11,282
      9/30/1995            12,925                            13,087
      3/31/1996            13,721                            14,350
      9/30/1996            14,470                            15,299
      3/31/1997            14,686                            16,755
      9/30/1997            17,815                            20,578
      3/31/1998            20,001                            23,717
      9/30/1998            18,547                            22,563
      3/31/1999            21,798                            27,688
      9/30/1999            21,245                            27,755
      3/31/2000            23,591                            32,065
      9/30/2000            24,840                            31,205
      3/31/2001            21,070                            26,382
      9/30/2001            18,673                            24,433
      3/31/2002            20,618                            26,620
      9/30/2002            15,833                            20,724
      3/31/2003            16,113                            21,687
      9/30/2003            18,743                            24,926
      3/31/2004            20,666                            27,875


This graph depicts the performance of The Brown Capital Management Balanced Fund (the "Fund") versus a combined index of 75% S&P 500 Total Return Index and 25% Lehman Government/Corporate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

              ----------------- ---------------- ----------------
                    One Year        Five Years      Ten Years
              ----------------- ---------------- ----------------
                     28.26 %          (1.06)%         7.53 %
              ----------------- ---------------- ----------------



>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,666 - a cumulative total investment return of 106.66% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in a combined index of 75% S&P Total Return Index and 25% Lehman Government/Corporate Bond Index would have grown to $27,875 - a cumulative total investment return of 178.75% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.11%

Aerospace / Defense - 1.07%
     Lockheed Martin Corporation .............................................                      3,120               $   142,397
                                                                                                                        -----------

Automobiles & Components - 0.66%
     Harley-Davidson, Inc. ...................................................                      1,660                    88,544
                                                                                                                        -----------

Banks - 1.02%
     Wells Fargo & Company ...................................................                      2,410                   136,575
                                                                                                                        -----------

Business Services - 1.26%
  (a)Fiserv, Inc. ............................................................                      4,700                   168,119
                                                                                                                        -----------

Capital Goods & Services - 2.72%
     Illinois Tool Works Inc. ................................................                      2,075                   164,402
     Tyco International Ltd. .................................................                      6,900                   197,685
                                                                                                                        -----------
                                                                                                                            362,087
                                                                                                                        -----------
Chemicals - 0.57%
     Airgas, Inc. ............................................................                      3,580                    76,254
                                                                                                                        -----------

Distribution / Wholesale - 0.99%
     Fastenal Company ........................................................                      2,458                   131,970
                                                                                                                        -----------

Diversified Financials - 10.83%
     American Express Company ................................................                      3,300                   171,105
     Citigroup Inc. ..........................................................                      6,396                   330,673
     Legg Mason Inc. .........................................................                      1,790                   166,076
     Merrill Lynch & Company, Inc. ...........................................                      4,290                   255,512
     SLM Corporation .........................................................                      2,695                   112,786
     T. Rowe Price Group Inc. ................................................                      2,095                   112,774
     The Charles Schwab Corporation ..........................................                     10,110                   117,377
     The Goldman Sachs Group, Inc. ...........................................                      1,700                   177,395
                                                                                                                        -----------
                                                                                                                          1,443,698
                                                                                                                        -----------
Educational Services - 1.33%
  (a)Apollo Group, Inc. ......................................................                      1,400                   120,554
  (a)Career Education Corporation ............................................                      1,000                    56,640
                                                                                                                        -----------
                                                                                                                            177,194
                                                                                                                        -----------
Energy - 1.67%
  (a)Pioneer Natural Resources Company .......................................                      3,310                   106,913
  (a)Smith International, Inc. ...............................................                      2,170                   116,117
                                                                                                                        -----------
                                                                                                                            223,030
                                                                                                                        -----------
Food Distribution - 0.79%
     Sysco Corporation .......................................................                      2,680                   104,654
                                                                                                                        -----------

                                                                                                                      (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Health Care Equipment & Services - 6.56%
     Biomet, Inc. ............................................................                      3,630                $  139,247
  (a)Boston Scientific Corporation ...........................................                      2,320                    98,322
     HCA Inc. ................................................................                      3,580                   145,420
     Health Management Associates, Inc. ......................................                      8,650                   200,766
     Omnicare, Inc. ..........................................................                      1,100                    48,763
     Stryker Corporation .....................................................                      1,260                   111,548
  (a)Zimmer Holdings, Inc. ...................................................                      1,782                   131,476
                                                                                                                        -----------
                                                                                                                            875,542
                                                                                                                        -----------
Hotels Restaurants & Leisure - 3.02%
     Carnival Corporation ....................................................                      7,400                   332,334
     Royal Caribbean Cruises Ltd. ............................................                      1,600                    70,560
                                                                                                                        -----------
                                                                                                                            402,894
                                                                                                                        -----------
Insurance - 3.09%
     American International Group, Inc. ......................................                      4,210                   300,383
     Chubb Corporation .......................................................                      1,610                   111,959
                                                                                                                        -----------
                                                                                                                            412,342
                                                                                                                        -----------
Media - 1.56%
     Viacom Inc. .............................................................                      5,300                   207,813
                                                                                                                        -----------

Pharmaceuticals & Biotechnology - 6.49%
  (a)Amgen, Inc. .............................................................                      2,260                   131,464
  (a)Chiron Corporation ......................................................                      1,970                    86,700
     Eli Lilly & Company .....................................................                      1,700                   113,730
  (a)Forest Laboratories, Inc. ...............................................                      1,800                   128,916
  (a)King Pharmaceuticals, Inc. ..............................................                      4,550                    76,622
     Pfizer, Inc. ............................................................                      9,360                   328,068
                                                                                                                        -----------
                                                                                                                            865,500
                                                                                                                        -----------
Retailing - 11.75%
  (a)Bed Bath & Beyond Inc. ..................................................                         10                       418
  (a)Costco Wholesale Corporation ............................................                      3,950                   148,362
  (a)Kohl's Corporation ......................................................                      3,420                   165,289
     Lowe's Companies, Inc. ..................................................                      4,370                   245,288
  (a)Staples, Inc. ...........................................................                      3,800                    96,482
     The Home Depot, Inc. ....................................................                      8,210                   306,725
     The TJX Companies, Inc. .................................................                     13,560                   333,034
     Tiffany & Co. ...........................................................                      2,370                    90,463
     Wal-Mart Stores, Inc. ...................................................                      3,030                   180,861
                                                                                                                        -----------
                                                                                                                          1,566,922
                                                                                                                        -----------




                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Software & Services - 5.33%
  (a)eBay Inc. ...................................................................                  1,500                $  103,995
  (a)Electronic Arts Inc. ........................................................                  2,100                   113,316
     First Data Corporation ......................................................                  4,000                   168,640
     Microsoft Corporation .......................................................                 13,020                   325,109
                                                                                                                        -----------
                                                                                                                            711,060
                                                                                                                        -----------
Technology Hardware & Equipment - 14.40%
  (a)Altera Corporation ..........................................................                  5,080                   103,886
     Analog Devices, Inc. ........................................................                  4,110                   197,321
  (a)Applied Materials, Inc. .....................................................                  4,110                    87,872
  (a)Cisco Systems, Inc. .........................................................                 15,340                   360,797
  (a)Dell Computer Corporation ...................................................                  3,630                   122,041
  (a)EMC Corporation .............................................................                  6,870                    93,501
  (a)Flextronics International, Ltd. .............................................                  5,300                    91,266
     Intel Corporation ...........................................................                  9,010                   245,072
     International Business Machines Corporation .................................                  2,230                   204,803
  (a)Jabil Circuit, Inc. .........................................................                  4,110                   120,957
     Texas Instruments, Inc. .....................................................                  5,980                   174,735
  (a)Xilinx, Inc. ................................................................                  3,120                   118,560
                                                                                                                        -----------
                                                                                                                          1,920,811
                                                                                                                        -----------

     Total Common Stocks (Cost $8,260,961) ..............................................................                10,017,406
                                                                                                                        -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity
                                                                 Principal           Rate               Date
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.18%

      United States Treasury Note ...........................      $100,000          7.500%            02/15/05             105,531
      United States Treasury Note ...........................        20,000          8.000%            11/15/21              28,077
      United States Treasury Note ...........................        20,000          6.250%            08/15/23              23,781
      Federal Home Loan Bank ................................       100,000          5.330%            05/05/04             100,399
      Freddie Mac ...........................................       155,000          5.950%            01/19/06             166,601
                                                                                                                        -----------

           Total U.S. Government Obligations (Cost $396,504) ..................................................             424,389
                                                                                                                        -----------









                                                                                                                        (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity             Value
                                                                 Principal           Rate               Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 15.51%

      Bank of America Corporation ...........................    $   15,000          6.875%            02/15/05          $   15,671
      Boston Edison Company .................................        60,000          7.800%            05/15/10              72,956
      Chase Manhattan Corporation ...........................        45,000          6.500%            08/01/05              47,882
      Coca-Cola Co. .........................................       200,000          5.750%            03/15/11             223,247
      Dow Chemical ..........................................       170,000          7.375%            11/01/29             197,877
      Dow Chemical Capital Debentures .......................        15,000          9.200%            06/01/10              18,907
      El Paso Energy ........................................       200,000          6.950%            12/15/07             182,000
      Enron Corporation .....................................       200,000          7.625%            09/10/04              47,000
      Ford Motor Company ....................................       170,000          6.375%            02/01/29             151,362
      ITT Corporation .......................................        95,000          7.375%            11/15/15             102,600
      Nalco Chemical ........................................        50,000          6.250%            05/15/08              53,811
      Pharmacia Corporation .................................        95,000          6.210%            02/05/08             104,367
      Procter & Gamble ......................................       100,000          6.600%            12/15/04             103,763
      R.J. Reynolds Tobacco Holdings, Inc. ..................        30,000          8.750%            04/15/04              29,991
      Safeway, Inc. .........................................       170,000          6.150%            03/01/06             182,295
      Sears Roebuck Acceptance ..............................       170,000          7.000%            02/01/11             193,281
      Time Warner Inc. ......................................        35,000          9.150%            02/01/23              45,915
      U.S.F. & G. Corporation ...............................        90,000          7.125%            06/01/05              95,088
      Wachovia Corp. ........................................       100,000          7.450%            07/15/05             107,229
      Wal-Mart Stores, Inc. .................................        80,000          8.070%            12/21/12              93,873
                                                                                                                        -----------

           Total Corporate Obligations (Cost $2,081,571) .......................................................          2,069,115
                                                                                                                        -----------
                                                                                                  Shares
                                                                                               -------------

INVESTMENT COMPANIES - 6.00%

      Evergreen Institutional Treasury Money Market Fund Class I #497 ................             194,918                  194,918
      Evergreen Institutional Money Market Fund Class I #495 .........................             605,212                  605,212
                                                                                                                        -----------

           Total Investment Companies (Cost $800,130) .....................................................                 800,130
                                                                                                                        -----------

Total Value of Investments (Cost $11,539,166 (b)) ....................................               99.80 %            $13,311,040
Other Assets Less Liabilities ........................................................                0.20 %                 26,242
                                                                                                                        -----------
      Net Assets .....................................................................              100.00 %            $13,337,282
                                                                                                  ========              ===========

      (a)  Non-income producing investment
      (b)  Aggregate cost for federal income tax purposes is $11,547,629. Unrealized appreciation / (depreciation)  of investments for federal income tax purposes is as follows:

           Unrealized appreciation .......................................................................              $ 2,193,107
           Unrealized depreciation .......................................................................                (429,696)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $ 1,763,411
                                                                                                                        ===========

See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $11,539,166) ........................................................                 $13,311,040
      Cash ............................................................................................                         669
      Income receivable ...............................................................................                      43,258
      Receivable for fund shares sold .................................................................                       2,805
      Other asset .....................................................................................                       3,796
                                                                                                                        -----------

           Total assets ...............................................................................                  13,361,568
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      24,286
                                                                                                                        -----------

NET ASSETS
      (applicable to 894,692 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $13,337,282
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER INSTITUTIONAL CLASS SHARE
      ($13,337,282 / 894,692 shares) ..................................................................                 $     14.91
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $13,903,702
      Undistributed net investment income .............................................................                         671
      Accumulated net realized loss on investments ....................................................                  (2,338,965)
      Net unrealized appreciation on investments ......................................................                   1,771,874
                                                                                                                        -----------
                                                                                                                        $13,337,282
                                                                                                                        ===========





















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $   155,770
           Dividends ....................................................................................                    75,419
                                                                                                                        -----------

               Total income .............................................................................                   231,189
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    78,615
           Fund administration fees (note 2) ............................................................                    21,166
           Custody fees (note 2) ........................................................................                     5,179
           Registration and filing administration fees (note 2) .........................................                     3,963
           Fund accounting fees (note 2) ................................................................                    28,210
           Audit and tax preparation fees ...............................................................                    14,275
           Legal fees ...................................................................................                     8,602
           Securities pricing fees ......................................................................                     8,937
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     2,834
           Shareholder servicing expenses ...............................................................                     2,129
           Registration and filing expenses .............................................................                    10,307
           Printing expenses ............................................................................                       434
           Trustee fees and meeting expenses ............................................................                     4,557
           Other operating expenses .....................................................................                     5,141
                                                                                                                        -----------

               Total expenses ...........................................................................                   212,349

                    Less investment advisory fees waived (note 2) .......................................                   (67,203)
                                                                                                                        -----------

               Net expenses .............................................................................                   145,146
                                                                                                                        -----------

                    Net investment income ...............................................................                    86,043
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    74,862
      Change in unrealized appreciation (depreciation) on investments ...................................                 2,746,204
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 2,821,066
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 2,907,109
                                                                                                                        ===========






See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income .........................................................               $     86,043     $   102,268
         Net realized gain (loss) from investment transactions .........................                     74,862      (1,620,302)
         Change in unrealized appreciation (depreciation) on investments ...............                  2,746,204      (1,459,914)
                                                                                                       ------------     -----------

              Net increase (decrease) in net assets resulting from operations ..........                  2,907,109      (2,977,948)
                                                                                                       ------------     -----------

     Distributions to shareholders from
         Net investment income .........................................................                    (87,876)        (99,764)
                                                                                                       ------------     -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)                   (170,315)        185,614
                                                                                                       ------------     -----------

                     Total increase (decrease) in net assets ...........................                  2,648,918      (2,892,098)

NET ASSETS

     Beginning of year .................................................................                 10,688,364      13,580,462
                                                                                                       ------------     -----------

     End of year  (including undistributed net investment income........................                $13,337,282     $10,688,364
                      of $671 in 2004 and $2,504 in 2003)                                               ===========     ===========


(a) A summary of capital share activity follows:

                                                        ----------------------------------------------------------------------------
                                                                             2004                                 2003

                                                                  Shares              Value              Shares             Value
                                                        ----------------------------------------------------------------------------
Shares sold ............................................           117,871        $ 1,640,518             51,869        $   662,110

Shares issued for reinvestment of distributions ........             6,164             86,458              8,020             97,403
                                                               -----------        -----------        -----------        -----------

                                                                   124,035          1,726,976             59,889            759,513

Shares redeemed ........................................          (142,278)        (1,897,291)           (45,224)          (573,899)
                                                               -----------        -----------        -----------        -----------

     Net (decrease) increase ...........................           (18,243)       $  (170,315)            14,665        $   185,614
                                                               ===========        ===========        ===========        ===========







See accompanying notes to financial statements



                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                             For the Years ended March 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2004         2003         2002           2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........................  $      11.71  $     15.12   $     15.61   $     18.20   $     17.78

  Income (loss) from investment operations
       Net investment income ................................         0.10          0.11          0.15          0.16          0.10
       Net realized and unrealized gain (loss) on investments         3.20         (3.41)        (0.49)        (2.04)         1.34
                                                               -----------   -----------   -----------   -----------   -----------

          Total from investment operations .................          3.30         (3.30)        (0.34)        (1.88)         1.44
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net investment income ................................        (0.10)        (0.11)        (0.15)        (0.16)        (0.10)
       Net realized gain from investment transactions .......         0.00          0.00         (0.00)        (0.55)        (0.92)
                                                               -----------   -----------   -----------   -----------   -----------

          Total distributions ..............................         (0.10)        (0.11)        (0.15)        (0.71)        (1.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ...............................   $     14.91   $     11.71   $     15.12   $     15.61   $     18.20
                                                               ===========   ===========   ===========   ===========   ===========


Total return ...............................................         28.26 %      (21.85)%       (2.15)%      (10.69)%        8.22 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..............................   $13,337,282   $10,688,364   $13,580,462   $13,398,525   $14,278,472
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.76 %        1.83 %        1.71 %        1.54 %        1.59 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees ........     0.16 %        0.26 %        0.48 %        0.59 %        0.21 %
           After expense reimbursements and waived fees .........     0.71 %        0.89 %        0.99 %        0.92 %        0.60 %

      Portfolio turnover rate ...................................    25.56 %       44.22 %       27.95 %       46.05 %       45.01 %

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,330,502, of which $466,335 expires in the year 2010, $1,820,238 expires in the year 2011, and $43,929 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $67,203 ($0.08 per share) for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.





                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,920,717 and $3,424,924, respectively, for the year ended March 31, 2004.


































                                                                    (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       21

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)  Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served             During Past 5 Years            Trustee               Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       22

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Balanced Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Balanced Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

                   (This page was intentionally left blank.)

Equity Fund

Performance

Your Equity Fund performed well in the Fund's fiscal year returning 36.1%, outperforming both the broad market, as measured by the S&P 500 by 1.0% (Data via Russell: one year performance as of 3/31/04 of 35.1%) and the stylized growth benchmark, as measured by the Russell 1000 Growth by 4.0% (Data via
Russell: one year performance as of 3/31/04 of 32.2%). The Fund also outpaced its industry peers as measured by the Morningstar Large Growth Category by 4.3% (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 31.8%).

Your Equity Fund trailed its Lipper peer group,  Multi-Cap Core (Data via Lipper
Inc: one year performance as of 3/31/04 of 39.2%), since, for this rating agency, your Fund is compared to products that "diversify their capitalization" as part of their strategy. The Multi-Cap category is defined as "a fund that, by portfolio practice, invests in a variety of market capitalization ranges, without concentrating 75% of its assets in any one market capitalization range over time" (Definition via Lipper: Defined Methodology for Lipper Inc.'s New Diversified Equity Classification Structure, February 1, 2000). We may hold, per our mandate, up to 30% of the portfolio in medium sized companies. Brown Capital Management, historically, built a track record in large capitalization portfolios including fast growing "mid-cap" companies that we believed would soon become "large-caps." It is worth mentioning that our investment in medium sized companies is typically modest and fails to impact portfolio characteristics that are, decidedly, large cap.

We are experiencing quite a performance turnaround in your Fund. Many long-term investors may remember that in 1999, the Equity Fund ranked in the 98th percentile when compared to Morningstar's Large Growth Category (Data via Morningstar Principia Pro as of 3/31/04). Four years and one quarter later, the Fund has fallen below the second quartile only once, on a calendar year basis, within its Morningstar peer group and boasts very competitive peer group performance as of the Fund's fiscal year end: one year - 21st percentile, three years - 49th percentile and five years - 36th percentile (Data via Morningstar Principia Pro as of 3/31/04). This is quite a feat considering: 1) where the Fund was in 1999, 2) how few active managers are capable of competing consistently within the peer group and 3) the shrinking number of active managers that are in a position, annually, to outpace the broad market index.

Benchmark/Peer Group Insights

The broad market, as measured by the S&P 500, experienced strong performance for calendar year 2003 (Data via Russell: one year performance as of 12/31/03 of 28.7%) which continued into the first quarter of 2004 (Data via Russell: one year performance as of 3/31/04 of 35.1%), the Fund's fiscal year end. Stylized benchmarks as measured by the Russell 1000 Value and Growth returned 40.8% and 32.2%, respectively (Data via Russell: as of 3/31/04), displaying value stocks continued strength compared to growth stocks.

Mutual fund managers, as measured by Morningstar and Lipper, both popular fund rating agencies, particularly in the large cap arena struggle to outpace both broad market and stylized indices, making "indexing" an increasingly popular choice for investors. Morningstar's Large Blend Category and Lipper's Large Cap Core trailed the broad market by 1.3% (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 33.8%) and 3.9% (Data via Lipper, Inc.: one year performance as of 3/31/04 of 31.2%), respectively. Morningstar and Lipper's large cap growth (Data via Morningstar: Large Growth Category average one year performance as of 3/31/04 of 31.8% and Data via Lipper: Lipper Large Cap Growth average one year performance as of 3/31/04 of 29.2%) and value (Data via

Morningstar: Large Value Category average one year performance as of 3/31/04 of 38.5% and Data via Lipper: Lipper Large Cap Value average one year performance as of 3/31/04 of 38.9%) peer groups failed to outperform their respective stylized indices, the Russell 1000 Growth and Russell 1000 Value. Value managers did outperform the broad market three of the last four years making value funds more attractive to large cap investors (Data via Morningstar: Large Value
Category as of 3/31/04). Given the significant period of outperformance experienced by value stocks, within a strengthening economy, we expect the prospects for growth stocks to improve.

Portfolio Review

Consistent with that objective, your Fund continues to deliver solid performance among its peers and for the first time in recent years, outperformed the broad market index, a feat we seek to replicate going forward. The Fund's impressive rebound from 1999, mentioned above, is the result of fundamental research, solid stock selection and thoughtful sector allocation. The team managing your Fund seeks to identify growth stocks at attractive valuations. Last year's outperformance was a result of, primarily, stock selection and, secondarily, sector allocation. This outcome is more impressive given the strength of value over growth stocks last year. Your Fund invested in eight of the ten S&P 500 sectors and outperformed the benchmark through stock selection in five of those eight areas. While your Fund was overweight in sectors typical of a growth manager: Information Technology, Consumer Discretionary, Healthcare and Financials, sector allocation only contributed modestly to the overall return for the fiscal year. Leading contributors to performance were Cisco Systems (2.2%), Carnival Corporation (2.0%), Merrill Lynch (1.7%) and Citigroup (1.7%).

As growth managers competing against a broad market benchmark, there will always be the chance, as seen in recent years, that value stocks drive the index minimizing the opportunity for growth stocks to show favorably. We understand this is a disadvantage as a growth manager, but firmly believe that our commitment  to a Growth  at a  Reasonable  Price  (GARP)  approach  focusing  on fundamental, bottom-up research to unearth drivers of growth and company-specific risk premiums to appreciate individual company valuation help us reach thoughtful long-term decisions that ultimately produce superior long-term performance.

Outlook

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                           The Brown Capital                S&P 500 Total
                        Management Equity Fund               Return Index
--------------------------------------------------------------------------------

3/31/1994                       $10,000                       $10,000
9/30/1994                        10,301                        10,533
3/31/1995                        10,890                        11,557
9/30/1995                        13,227                        13,666
3/31/1996                        14,184                        15,267
9/30/1996                        15,135                        16,445
3/31/1997                        15,448                        18,294
9/30/1997                        19,494                        23,096
3/31/1998                        22,350                        27,074
9/30/1998                        19,836                        25,186
3/31/1999                        24,437                        32,072
9/30/1999                        23,722                        32,189
3/31/2000                        27,714                        37,826
9/30/2000                        29,500                        36,464
3/31/2001                        23,043                        29,627
9/30/2001                        19,045                        26,757
3/31/2002                        22,127                        29,698
9/30/2002                        15,226                        21,276
3/31/2003                        15,400                        22,344
9/30/2003                        18,570                        26,466
3/31/2004                        20,967                        30,192




This graph depicts the performance of The Brown Capital Management Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.



                          Average Annual Total Returns

              ----------------- ---------------- -----------------
                  One Year         Five Years       Ten Years
              ----------------- ---------------- -----------------
                   36.14 %           (3.02)%           7.68 %
              ----------------- ---------------- -----------------




>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $20,967 - a cumulative total investment return of 109.67% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $30,192 - a cumulative total investment return of 201.92% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.50%

Aerospace / Defense - 1.45%
     Lockheed Martin Corporation .............................................                      4,400               $   200,816
                                                                                                                        -----------
Automobile & Components - 0.85%
     Harley-Davidson, Inc. ...................................................                      2,200                   117,348
                                                                                                                        -----------

Banks - 1.31%
     Wells Fargo & Company ...................................................                      3,200                   181,344
                                                                                                                        -----------

Business Services - 1.72%
  (a)Fiserv, Inc. ............................................................                      6,650                   237,870
                                                                                                                        -----------

Capital Goods & Services - 4.32%
     Illinois Tool Works Inc. ................................................                      4,100                   324,843
     Tyco International Ltd. .................................................                      9,500                   272,175
                                                                                                                        -----------
                                                                                                                            597,018
                                                                                                                        -----------
Chemicals - 0.75%
     Airgas Inc. .............................................................                      4,900                   104,370
                                                                                                                        -----------

Distribution / Wholesale - 1.33%
     Fastenal Company ........................................................                      3,414                   183,298
                                                                                                                        -----------

Diversified Financials - 15.11%
     American Express Company ................................................                      4,000                   207,400
     Citigroup Inc ...........................................................                      9,000                   465,300
     Legg Mason, Inc. ........................................................                      2,900                   269,062
     Merrill Lynch & Company, Inc. ...........................................                      7,000                   416,920
     SLM Corporation .........................................................                      3,600                   150,660
     T. Rowe Price Group Inc. ................................................                      3,000                   161,490
     The Charles Schwab Corporation ..........................................                     13,700                   159,057
     The Goldman Sachs Group, Inc. ...........................................                      2,500                   260,875
                                                                                                                        -----------
                                                                                                                          2,090,764
                                                                                                                        -----------
Educational Services - 1.75%
  (a)Apollo Group, Inc. ......................................................                      1,900                   163,609
  (a)Career Education Corporation ............................................                      1,400                    79,296
                                                                                                                        -----------
                                                                                                                            242,905
                                                                                                                        -----------
Energy - 2.20%
     Pioneer Natural Resources Company .......................................                      4,600                   148,580
  (a)Smith International, Inc. ...............................................                      2,900                   155,179
                                                                                                                        -----------
                                                                                                                            303,759
                                                                                                                        -----------



                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Food Distribution - 1.04%
     Sysco Corporation .......................................................                      3,700               $   144,485
                                                                                                                        -----------

Health Care Equipment & Services - 8.89%
     Biomet, Inc. ............................................................                      4,700                   180,292
  (a)Boston Scientific Corporation ...........................................                      3,300                   139,854
     HCA Inc. ................................................................                      5,000                   203,100
     Health Management Associates, Inc. ......................................                     13,500                   313,335
     Omnicare, Inc. ..........................................................                      1,600                    70,928
     Stryker Corporation .....................................................                      1,600                   141,648
  (a)Zimmer Holdings, Inc. ...................................................                      2,452                   180,908
                                                                                                                        -----------
                                                                                                                          1,230,065
                                                                                                                        -----------
Hotels, Restaurants & Leisure - 3.35%
     Carnival Corporation ....................................................                     10,320                   463,471
                                                                                                                        -----------

Insurance - 3.89%
     American International Group, Inc. ......................................                      5,400                   385,290
     Chubb Corporation .......................................................                      2,200                   152,988
                                                                                                                        -----------
                                                                                                                            538,278
                                                                                                                        -----------
Media - 2.07%
     Viacom Inc. .............................................................                      7,300                   286,233
                                                                                                                        -----------

Pharmaceuticals & Biotechnology - 8.24%
  (a)Amgen Inc. ..............................................................                      2,800                   162,876
  (a)Chiron Corporatin .......................................................                      2,700                   118,827
     Eli Lilly & Company .....................................................                      2,300                   153,870
  (a)Forest Laboratories, Inc. ...............................................                      2,400                   171,888
  (a)King Pharmaceuticals, Inc. ..............................................                      6,200                   104,408
     Pfizer Inc. .............................................................                     12,200                   427,610
                                                                                                                        -----------
                                                                                                                          1,139,479
                                                                                                                        -----------
Retailing - 14.53%
  (a)Costco Wholesale Corporation ............................................                      5,400                   202,824
  (a)Kohl's Corporation ......................................................                      4,600                   222,318
     Lowe's Companies, Inc. ..................................................                      6,000                   336,780
  (a)Staples, Inc. ...........................................................                      5,000                   126,950
     The Home Depot, Inc. ....................................................                     11,000                   410,960
     The TJX Companies, Inc. .................................................                     13,800                   338,928
     Tiffany & Co. ...........................................................                      3,300                   125,961
     Wal-Mart Stores, Inc. ...................................................                      4,100                   244,729
                                                                                                                        -----------
                                                                                                                          2,009,450
                                                                                                                        -----------




                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software & Services - 7.35%
        (a)eBay Inc. ..............................................................                  2,200              $   152,526
        (a)Electronic Arts, Inc. ..................................................                  2,800                  151,088
           First Data Corporation .................................................                  5,300                  223,448
           Microsoft Corporation ..................................................                 19,600                  489,412
                                                                                                                        -----------
                                                                                                                          1,016,474
                                                                                                                        -----------
      Technology Hardware & Equipment - 18.35%
        (a)Altera Corporation .....................................................                  7,100                  145,195
           Analog Devices, Inc. ...................................................                  4,200                  201,642
        (a)Applied Materials, Inc. ................................................                  5,500                  117,590
        (a)Cisco Systems, Inc. ....................................................                 21,200                  498,624
        (a)Dell Computer Corporation ..............................................                  3,700                  124,394
        (a)EMC Corporation ........................................................                  9,500                  129,295
        (a)Flextronics International, Ltd. ........................................                  7,300                  125,706
           Intel Corporation ......................................................                 12,300                  334,560
           International Business Machines Corporation ............................                  3,000                  275,520
        (a)Jabil Circuit, Inc. ....................................................                  6,200                  182,466
           Texas Instruments, Inc. ................................................                  8,200                  239,604
        (a)Xilinx, Inc. ...........................................................                  4,300                  163,400
                                                                                                                        -----------
                                                                                                                          2,537,996
                                                                                                                        -----------

           Total Common Stocks (Cost $11,291,315) ........................................................               13,625,423
                                                                                                                        -----------

INVESTMENT COMPANY - 1.64%

           Evergreen Select Money Market Fund Class I #495 ........................                226,306                  226,306
                                                                                                                        -----------
           (Cost $226,306)

Total Value of Investments (Cost $11,517,621 (b)) .................................                 100.14 %            $13,851,729
Liabilities In Excess of Other Assets .............................................                  (0.14)%                (18,731)
                                                                                                 ---------              -----------
      Net Assets ..................................................................                 100.00 %            $13,832,998
                                                                                                 =========              ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation........................................................................              $ 2,678,255
           Unrealized depreciation........................................................................                 (344,147)
                                                                                                                        -----------

                      Net unrealized appreciation.........................................................              $ 2,334,108
                                                                                                                        ============

See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $11,517,621) ........................................................                 $13,851,729
      Income receivable ...............................................................................                       5,762
      Receivable for fund shares sold .................................................................                       1,514
      Other assets ....................................................................................                       1,237
                                                                                                                        -----------

           Total assets ...............................................................................                  13,860,242
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      27,244
                                                                                                                        -----------

NET ASSETS
      (applicable to 823,355 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $13,832,998
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER INSTITUTIONAL CLASS SHARE
      ($13,832,998 / 823,355 shares) ..................................................................                 $     16.80
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $14,507,886
      Accumulated net realized loss on investments ....................................................                  (3,008,996)
      Net unrealized appreciation on investments ......................................................                   2,334,108
                                                                                                                        -----------
                                                                                                                        $13,832,998
                                                                                                                        ===========























See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    98,813
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    82,116
           Fund administration fees (note 2) ............................................................                    22,108
           Custody fees (note 2) ........................................................................                     5,361
           Registration and filing administration fees (note 2) .........................................                     4,707
           Fund accounting fees (note 2) ................................................................                    28,263
           Audit and tax preparation fees ...............................................................                    14,825
           Legal fees ...................................................................................                     8,646
           Securities pricing fees ......................................................................                     5,565
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     2,043
           Shareholder servicing expenses ...............................................................                     2,173
           Registration and filing expenses .............................................................                    13,178
           Printing expenses ............................................................................                       657
           Trustee fees and meeting expenses ............................................................                     4,557
           Other operating expenses .....................................................................                     5,292
                                                                                                                        -----------

               Total expenses ...........................................................................                   217,491

               Less:
                    Expense reimbursements (note 2) .....................................................                    (1,056)
                    Investment advisory fees waived (note 2) ............................................                   (64,832)
                                                                                                                        -----------

               Net expenses .............................................................................                   151,603
                                                                                                                        -----------

                    Net investment loss .................................................................                   (52,790)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    37,534
      Change in unrealized appreciation (depreciation) on investments ...................................                 3,702,083
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 3,739,617
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 3,686,827
                                                                                                                        ===========







See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2004               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ...........................................................                 $  (52,790)    $   (45,151)
         Net realized gain (loss) from investment transactions .........................                     37,534      (2,161,964)
         Change in unrealized appreciation (depreciation) on investments ...............                  3,702,083      (2,236,933)
                                                                                                         -----------    -----------

              Net increase (decrease) in net assets resulting from operations ..........                  3,686,827      (4,444,048)
                                                                                                         -----------    -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)                     (85,945)       426,769
                                                                                                         -----------    -----------

                     Total increase (decrease) in net assets ...........................                  3,600,882      (4,017,279)

NET ASSETS

     Beginning of year .................................................................                  10,232,116     14,249,395
                                                                                                         -----------    -----------

     End of year .......................................................................                 $13,832,998    $10,232,116
                                                                                                         ===========    ===========


(a) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         2004                                   2003

                                                            Shares              Value              Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................              85,802          $ 1,385,454              168,007          $ 2,466,063

Shares redeemed ................................             (91,634)          (1,471,399)            (142,652)          (2,039,294)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...................              (5,832)         $   (85,945)              25,355          $   426,769
                                                         ===========          ===========          ===========          ===========












See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


                                                                                   For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                   2004         2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........................   $     12.34   $     17.73   $     18.49   $     24.26   $     23.24

  Income (loss) from investment operations
       Net investment loss .................................         (0.06)        (0.05)        (0.07)        (0.07)        (0.09)
       Net realized and unrealized gain (loss) on investments         4.52         (5.34)        (0.66)        (3.67)         3.13
                                                               -----------   -----------   -----------   -----------   -----------

            Total from investment operations ...............          4.46         (5.39)        (0.73)        (3.74)         3.04
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net realized gain from investment transactions .....           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

           Total distributions ............................           0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..............................    $     16.80   $     12.34   $     17.73   $     18.49   $     24.26
                                                               ===========   ===========   ===========   ===========   ===========

Total return ..............................................          36.14 %      (30.40)%       (3.97)%      (16.85)%       13.41 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .............................    $13,832,998   $10,232,116   $14,249,395   $10,722,281   $10,394,193
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.72 %        1.89 %        1.75 %        1.75 %        1.75 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........    (0.94)%       (1.08)%       (1.01)%       (0.93)%       (0.95)%
           After expense reimbursements and waived fees .........    (0.42)%       (0.39)%       (0.46)%       (0.37)%       (0.40)%

      Portfolio turnover rate ...................................    25.70 %       65.96 %       34.62 %       57.18 %       52.09 %

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class Shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class Shares, was authorized. To date, only Institutional Class Shares have been issued by the Fund. The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The Investor Class Shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $3,008,997, of which $511,916 expires in the year 2010, $2,062,915 expires in the year 2011, and $434,166 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



               As a result of the Fund's operating net investment loss, a reclassification adjustment of $52,790 has been charged to paid-in capital and accumulated net investment loss has been credited $52,790, bringing it to zero.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $64,832 ($0.08 per share) and has reimbursed expenses in the amount of $1,056 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $3,185,109 and $3,270,659, respectively, for the year ended March 31, 2004.


































                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       39

                                     THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       40

                                     THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Equity Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

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                                       43

Small Company Fund

Performance

In 2002, the phrase that, in our opinion, epitomized our year was "the Sports Illustrated jinx." It refers to the underperformance that athletes and/or teams experience after appearing on the cover of this magazine. After delivering seven years of double-digit outperformance from 1995 through 2001, we slumped in 2002 delivering negative returns that trailed stylized "small cap" (Data via Russell: one year performance as measured by the Russell 2000 Growth as of 12/31/02 of -30.2%), peer group, as measured by Lipper Small Cap Growth and Morningstar's Small Growth Category, and broad market indices (Data via Russell: one year return as measured by the S&P 500 Index as of 12/31/02 of -22.1%). The great news is that for calendar year 2003 and the Fund's fiscal year end, March 31, 2004, we returned to our winning ways, again, delivering double-digit returns that exceeded 41.0% and 50.0%, respectively.

Despite very strong absolute performance, your Fund trailed the stylized "small cap" benchmark and peer group indices for calendar year 2003 and Fund's fiscal year end.

Benchmark/Peer Group Insights

Unlike the results noted in last year's annual fund report, small cap stock one year performance as measured by the "core" small capitalization stock index (Data via Russell: the Russell 2000 as of 3/31/04 of 68.8%) outperformed the broad market (Data via Russell: one year performance as measured by the S&P 500 as of 3/31/04 of 35.1%) by over 28.0%. The "stylized" small capitalization stock indices tracking small capitalization growth and value stocks as measured by the Russell 2000 Value and Russell 2000 Growth also performed well outpacing broad market returns. Small Cap value stocks (Data via Russell: one year performance as measured by the Russell 2000 Value as of 3/31/04 of 64.5%) outperformed small cap growth stocks (Data via Russell: one year Russell 2000 Growth return as of 3/31/04 of 63.2%) modestly for the year. Many suggest that the outperformance of small cap stocks over the broad market is a solid indicator that a strong economic recovery will persist.

While stylized and core Russell indices performed well, active small cap mutual fund managers failed to keep pace. According to Morningstar and Lipper, two of the industry's most popular rating agencies, small cap managers trailed both core and stylized indices. Morningstar's Small Blend Category and the Lipper Small Cap Core averages returned 59.4% (Data via Morningstar Principia Pro: as of 3/31/04) and 60.4% (Data via Lipper Inc.: as of 3/31/04), respectively, trailing the Russell 2000 Index for the Fund's fiscal year end. Morningstar's Small Value Category and Lipper's Small Cap Value averages trailed the stylized Russell 2000 Value benchmark returning 60.4% (Data via Morningstar Principia
Pro: as of 3/31/04) and 60.8% (Data via Lipper Inc.: as of 3/31/04), respectively. Importantly, as it pertains broadly to your Fund, often compared to other growth funds, Small Cap Growth managers, as measured by the Morningstar's Small Growth Category and the Lipper Small Cap Growth averages returned 50.9% (Data via Morningstar Principia Pro: as of 3/31/04) and 55.8% (Data via Lipper Inc.: as of 3/31/04), respectively. Consistent with the other peer groups, your Fund failed to outpace the stylized Russell 2000 Growth benchmark. This was an odd year for active managers in this area, especially small cap growth managers, who on average over the past ten calendar years ending December 31, 2003, outperformed the stylized Russell index seven out of the last ten years.

Portfolio Review

Judging by the aforementioned performance results, it is difficult to suggest that anything "went wrong" in the Fund's portfolio after a fiscal year that returned over 50%. For those of you who are true long-term investors and been with the Fund in both good and bad times, you are aware that, while we appreciate the need to compare the Fund to benchmarks and peer groups, we do not espouse managing the Fund to either. It is our belief that building a portfolio independent of these variables enables us to produce significant long-term outperformance. Managing to a benchmark, in our opinion, would minimize our ability to deliver considerable outperformance resulting in, at best, modest over and/or under performance over time. We understand that many investors in the Fund seek to achieve long-term savings goals: college education for children, retirement, etc. Rarely are these savings objectives achieved in one to three years. The true benefit of our approach is reflected in the performance periods measured over the last decade where the Fund outperforms the stylized Russell 2000 Growth Index (Data via Russell: ten year performance per annum of the Russell 2000 Growth as of 3/31/04 of 6.5%) by 7.6%, the Morningstar and Lipper Peer Groups by 4.5% (Data via Morningstar Principia Pro: ten year performance per annum of the Morningstar Small Growth Category average as of 3/31/04 of 9.6%) and 4.3% (Data via Lipper, Inc.: ten year performance per annum of the Lipper Small Cap Growth average as of 3/31/04 of 9.8%), respectively, per annum.

We believe last year was the start of a critical "reconnection" that will contribute favorably to long-term outperformance in your Fund. Historically, the Fund's heaviest weightings appear in three sectors (sectors we define, not those defined by benchmarks or peer groups), Medical/Health Care, Information/Knowledge Management and Business Services. These three sectors, at the end of the Fund's fiscal year, collectively represented over 69% of the companies in the portfolio. Your Fund often performs as these three sectors perform. While every sector contributed negatively last year, all sectors contributed positively this year, particularly the aforementioned sectors. Investors seemingly returned to the fundamentals of stocks last year as many of the companies in the portfolios with solid businesses benefited. Corporate spending began to increase and select companies in the portfolio that worked, in the recent past, to cut expenses were rewarded as earnings and/or profitability increased. Consistent with our approach, many companies that, for seemingly no fundamental reason, detracted from performance last year were leading contributors to performance this year. PDI Inc. (3.0%) and Manugistics Group, Inc. (2.3%) are examples of sound businesses that, we believe, are "exceptional small companies with the wherewithal to become exceptional large companies." After a difficult fiscal year with both of these companies last year, some would suggest that each should be sold out of the portfolio and revisited later.

We choose not to espouse such an approach as we do not believe that our strength is trading. Anyone evaluating our annual turnover will appreciate that we are investors, not traders. Declines in stock price, in our opinion, are not always evidence of poor company performance and may, after performing significant research and, often, meeting with management, decide to view arbitrary price declines as buying opportunities. This does not mean we do not continue to unearth new companies as we added Bruker Biosciences (0.6%), Concur Technologies (0.8%), Digital Theater Systems (0.1%) and Flir Systems (1.5%) to the portfolio last year.

Outlook

It is always difficult to predict the direction of your Fund given the nature of its volatility, which, we believe, is simply a residual of our investment style. Earlier we mentioned that a "reconnection" was beginning in the Fund, which should bode well for the future. We remain focused on company fundamentals
seeking   companies  with  durable  revenue   streams,   solid   management  and
profitability to sustain earnings growth. To the extent these companies are valued by the market your Fund should perform well.

We also recognize that intermediate term evaluation periods, namely three year performance will increasingly reflect the challenges of the past two years. Very strong periods of outperformance dating back to 2000 and 2001 will no longer be included when calculating three-year performance results. Increasingly, this performance period will reflect results from 2002 and 2003, both periods where the Fund trailed the stylized and peer group benchmarks. Importantly, the magnitude of underperformance, namely in 2002, is significant enough to make the rolling three year evaluation period very difficult for the foreseeable future.

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                          THE BROWN CAPITAL MANAGEMENT
                               SMALL COMPANY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1994 to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Brown Capital Management   Russell 2000      Russell 2000
                     Small Company Fund            Index          Growth Index
--------------------------------------------------------------------------------


3/31/1994                 $10,000                 $10,000           $10,000
9/30/1994                   9,996                  10,202            10,245
3/31/1995                  11,708                  10,402            10,729
9/30/1995                  13,842                  12,469            13,135
3/31/1996                  15,572                  13,370            14,095
9/30/1996                  16,591                  14,103            14,791
3/31/1997                  15,815                  14,061            13,275
9/30/1997                  20,241                  18,750            18,245
3/31/1998                  22,433                  19,979            18,740
9/30/1998                  19,252                  15,207            13,714
3/31/1999                  21,027                  16,744            16,671
9/30/1999                  24,781                  18,116            18,189
3/31/2000                  37,606                  23,009            26,515
9/30/2000                  40,866                  22,394            23,585
3/31/2001                  33,359                  19,504            15,959
9/30/2001                  31,123                  17,677            13,541
3/31/2002                  41,941                  22,263            16,749
9/30/2002                  23,629                  16,037            11,082
3/31/2003                  24,755                  16,262            11,452
9/30/2003                  32,829                  21,891            15,706
3/31/2004                  37,355                  26,642            18,685




This graph depicts the performance of The Brown Capital Management Small Company Fund (the "Fund") versus the Russell 2000 Index and the Russell 2000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

               ----------------- ---------------- ----------------
                    One Year        Five Years        Ten Years
               ----------------- ---------------- ----------------
                     50.90 %          12.18 %          14.09 %
               ----------------- ---------------- ----------------

>> The graph assumes an initial $10,000 investment at March 31, 1994. All dividends and distributions are reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $37,355 - a cumulative total investment return of 273.55% since March 31, 1994.

>> At March 31, 2004, the value of a similar investment in the Russell 2000 Index would have increased to $26,642 - a cumulative total investment return of 166.42%; and a similar investment in the Russell 2000 Growth Index would have increased to $18,685 - a cumulative total investment return of 86.85% since March 31, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that seek capital growth by investing in larger, more established companies.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.08%

Business Services - 20.56%
     Acxiom Corporation ......................................................                     969,000             $ 21,279,240
(a)  Catalina Marketing Corporation ..........................................                     781,500               15,153,285
(a)  Concur Technologies Inc. ................................................                     518,900                5,811,680
     Fair Isaac Corporation ..................................................                     422,325               15,237,486
(a)  Macrovision Corporation .................................................                     651,045               12,161,521
(a)  PDI, Inc. ...............................................................                     893,900               22,606,731
(a)  ScanSoft, Inc. ..........................................................                   1,995,974               11,157,495
(a)  SPSS Inc. ...............................................................                     950,000               17,385,000
(a)  Transaction Systems Architects, Inc. ....................................                   1,496,500               34,629,010
                                                                                                                       ------------
                                                                                                                        155,421,448
                                                                                                                       ------------
Consumer Related - 6.98%
     American Italian Pasta Company ..........................................                     609,934               24,354,665
(a)  Digital Theater Systems Inc .............................................                      15,300                  392,139
(a)  Green Mountain Coffee Roasters, Inc. ....................................                     389,997                7,862,339
(a)  Panera Bread Company ....................................................                     261,600               10,181,472
(a)  The Cheesecake Factory Incorporated .....................................                     216,850               10,003,290
                                                                                                                       ------------
                                                                                                                         52,793,905
                                                                                                                       ------------
Industrial Products & Systems - 17.21%
(a)  ANSYS, Inc. .............................................................                     423,550               16,831,877
     Cognex Corporation ......................................................                     616,800               20,508,600
(a)  CUNO Incorporated .......................................................                     376,400               16,892,832
(a)  Dionex Corporation ......................................................                     401,000               21,172,800
(a)  FEI Company .............................................................                     627,600               13,713,060
(a)  FLIR Systems, Inc. ......................................................                     299,497               11,416,826
(a)  Symyx Technologies ......................................................                   1,030,947               29,526,322
                                                                                                                       ------------
                                                                                                                        130,062,317
                                                                                                                       ------------
Information / Knowledge Management - 19.15%
(a)  Advent Software, Inc ....................................................                     839,250               15,693,975
     American Software, Inc. .................................................                     150,300                1,007,010
(a)  Cerner Corporation ......................................................                      43,900                1,983,841
(a)  Concord Communications, Inc. ............................................                     576,200                8,303,042
(a)  Datastream Systems, Inc. ................................................                     438,500                3,139,660
(a)  Dendrite International, Inc. ............................................                   1,191,560               19,064,960
(a)  Manhattan Associates Inc. ...............................................                     788,900               21,931,420
(a)  Manugistics Group, Inc. .................................................                   2,492,715               17,075,098
(a)  Medialink Worldwide Incorporated ........................................                     193,800                  804,270
(a)  NetScout Systems, Inc. ..................................................                     939,600                7,225,524
(a)  QRS Corporation .........................................................                   1,003,850                5,661,714
(a)  RadiSys Corporation .....................................................                   1,117,400               23,353,660
(a)  The BISYS Group, Inc. ...................................................                     351,500                5,891,140
(a)  Tollgrade Communications, Inc. ..........................................                     804,100               12,833,436
(a)  Tripos, Inc. ............................................................                     148,900                  787,681
                                                                                                                       ------------
                                                                                                                        144,756,431
                                                                                                                       ------------

                                                                                                             (Continued)


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)


Medical / Healthcare - 21.40%
(a)  Affymetrix, Inc. ....................................................                         832,200             $ 28,086,750
(a)  Bruker BioSciences Corp .............................................                         837,500                4,195,875
     Diagnostic Products Corporation .....................................                         402,200               17,415,260
(a)  Gene Logic Inc. .....................................................                       1,760,100                8,888,505
(a)  Human Genome Sciences, Inc. .........................................                       1,117,200               13,998,516
(a)  Incyte Corporation ..................................................                       1,140,900                9,480,879
(a)  Molecular Devices Corporation .......................................                       1,113,350               20,975,514
(a)  Pharmacopeia, Inc. ..................................................                         931,553               18,742,846
(a)  Specialty Laboratories, Inc. ........................................                       1,712,442               18,494,374
(a)  Techne Corporation ..................................................                         485,350               19,807,133
(a)  Ventana Medical Systems, Inc. .......................................                          40,200                1,646,592
                                                                                                                       ------------
                                                                                                                        161,732,244
                                                                                                                       ------------
Pharmaceuticals - 7.78%
(a)  aaiPharma Inc. ......................................................                         803,911                5,329,930
(a)  Albany Molecular Research, Inc. .....................................                       1,633,950               25,963,465
(a)  Kendle International Inc. ...........................................                         163,500                1,464,960
(a)  King Pharmaceuticals, Inc. ..........................................                         617,190               10,393,480
     Medicis Pharmaceutical Corp. ........................................                         391,800               15,672,000
                                                                                                                       ------------
                                                                                                                         58,823,835
                                                                                                                       ------------

      Total Common Stocks (Cost $629,550,324) ............................................................              703,590,180
                                                                                                                       ------------

INVESTMENT COMPANIES - 6.38%

           Evergreen Inst Treas Money Market Fund ..............................                14,336,085               14,336,085
           Evergreen Select Money Market Fund ..................................                33,881,339               33,881,339
                                                                                                                       ------------

      Total Investment Companies (Cost $48,217,424) ......................................................               48,217,424
                                                                                                                       ------------


Total Value of Investments (Cost $677,767,748 (b)) .............................                     99.46 %           $751,807,604
Other Assets Less Liabilities ..................................................                      0.54 %              4,085,154
                                                                                                ----------             ------------
      Net Assets ...............................................................                    100.00 %           $755,892,758
                                                                                                ==========             ============

      (a)  Non-income producing investment.
      (b)  Aggregate  cost for  federal  income tax  purposes  is  $677,975,037.
           Unrealized appreciation / (depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation ..................................................................................             $143,789,389
Unrealized depreciation ..................................................................................              (69,956,822)
                                                                                                                       ------------

           Net unrealized appreciation ...................................................................             $ 73,832,567
                                                                                                                       ============

See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $677,767,748) ......................................................                 $751,807,604
      Income receivable ..............................................................................                      172,461
      Receivable for fund shares sold ................................................................                    5,047,428
      Other assets ...................................................................................                        2,787
                                                                                                                       ------------

           Total assets ..............................................................................                  757,030,280
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       55,086
      Payable for investment purchases ...............................................................                      386,982
      Payable for fund shares redeemed ...............................................................                      659,943
      Other liabilities ..............................................................................                       35,511
                                                                                                                       ------------

           Total liabilities .........................................................................                    1,137,522
                                                                                                                       ------------

NET ASSETS
      (applicable to 25,018,243 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $755,892,758
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($755,892,758 / 25,018,243 shares) .............................................................                 $      30.21
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $687,871,501
      Accumulated net realized loss on investments ...................................................                   (6,018,599)
      Net unrealized appreciation on investments .....................................................                   74,039,856
                                                                                                                       ------------
                                                                                                                       $755,892,758
                                                                                                                       ============


















See accompanying notes to financial statements



                                        THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                    STATEMENT OF OPERATIONS

                                                   Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Interest ....................................................................................               $     29,278
           Dividends ...................................................................................                    921,419
                                                                                                                       ------------

               Total income ............................................................................                    950,697
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  6,216,958
           Fund administration fees (note 2) ...........................................................                    696,696
           Custody fees (note 2) .......................................................................                    128,837
           Registration and filing administration fees (note 2) ........................................                      8,152
           Fund accounting fees (note 2) ...............................................................                     89,170
           Audit and tax preparation fees ..............................................................                     14,275
           Legal fees ..................................................................................                     10,764
           Securities pricing fees .....................................................................                      4,606
           Shareholder recordkeeping fees (note 2) .....................................................                     34,804
           Shareholder servicing expenses ..............................................................                     23,283
           Registration and filing expenses ............................................................                     50,840
           Printing expenses ...........................................................................                     10,512
           Trustee fees and meeting expenses ...........................................................                      4,757
           Other operating expenses ....................................................................                     66,742
                                                                                                                       ------------

               Total expenses ..........................................................................                  7,360,396
                                                                                                                       ------------

                    Net investment loss ................................................................                 (6,409,699)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                  2,018,263
      Change in unrealized appreciation (depreciation) on investments ..................................                220,014,024
                                                                                                                       ------------

           Net realized and unrealized gain on investments .............................................                222,032,287
                                                                                                                       ------------

               Net increase in net assets resulting from operations ....................................               $215,622,588
                                                                                                                       ============











See accompanying notes to financial statements



                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ................................................                       $  (6,409,699)    $  (3,907,859)
         Net realized gain (loss) from investment transactions ..............                           2,018,263        (7,742,628)
         Change in unrealized appreciation (depreciation) on investments ....                         220,014,024      (194,195,331)
                                                                                                     ------------      ------------

              Net increase (decrease) in net assets resulting from operations                         215,622,588      (205,845,818)
                                                                                                     ------------      ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                                   0           (11,605)
                                                                                                     ------------      ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                         160,432,271       173,001,722
                                                                                                     ------------      ------------

                     Total increase (decrease) in net assets ................                         376,054,859       (32,855,701)

NET ASSETS

     Beginning of year ......................................................                         379,837,899       412,693,600
                                                                                                     ------------      ------------

     End of year ............................................................                        $755,892,758      $379,837,899
                                                                                                     ============      ============

(a) A summary of capital share activity follows:

                                                                      --------------------------------------------------------------
                                                                                2004                               2003

                                                                        Shares           Value            Shares            Value
                                                                     ---------------------------------------------------------------
Shares sold ......................................................      14,872,331    $400,866,967       19,910,473    $467,710,923

Shares issued for reinvestment of distributions ..................               0               0              534          11,264
                                                                      ------------    ------------     ------------    ------------

                                                                        14,872,331     400,866,967       19,911,007     467,722,187

Shares redeemed ..................................................      (8,823,746)   (240,434,696)     (13,109,703)   (294,720,465)
                                                                      ------------    ------------     ------------    ------------

     Net increase ................................................       6,048,585    $160,432,271        6,801,304    $173,001,722
                                                                      ============    ============     ============    ============





See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Years ended March 31,

                                                                   2004          2003         2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........................  $    20.02    $     33.92   $     27.15   $     32.43   $     19.48

  Income (loss) from investment operations
       Net investment loss ..................................        (0.26)        (0.21)        (0.17)        (0.04)        (0.18)
       Net realized and unrealized gain (loss) on investments        10.45        (13.69)         7.16         (3.43)        15.25
                                                               -----------   -----------   -----------   -----------   -----------

           Total from investment operations .................        10.19        (13.90)         6.99         (3.47)        15.07
                                                               -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net realized gain from investment transactions .......         0.00          0.00(a)      (0.22)        (1.81)        (2.12)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ................................  $     30.21   $     20.02   $     33.92   $     27.15   $     32.43
                                                               ===========   ===========   ===========   ===========   ===========

Total return ................................................        50.90 %      (40.98)%       25.72 %      (11.29)%       78.85 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
   Net assets, end of year (000's) ..........................  $   755,893   $   379,838   $   412,694   $   138,682   $    61,020
                                                               ===========   ===========   ===========   ===========   ===========


   Ratio of expenses to average net assets ..................         1.18 %        1.23 %        1.24 %        1.35 %        1.48 %

   Ratio of net investment income (loss) to average net assets       (1.03)%       (1.05)%       (0.83)%       (0.23)%       (0.99)%

   Portfolio turnover rate ..................................         1.42 %        0.91 %        7.34 %        7.57 %       28.26 %

(a) The actual distribution is less than $0.01 per share

See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was re-designated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $5,811,311, of which $887,113 expires in the year 2011 and $4,924,197 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $6,409,699 has been charged to paid-in capital and accumulated net investment loss has been credited $6,409,699, bringing it to zero.



                                                                    (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the
          Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $139,940,377 and $8,043,326, respectively, for the year ended March 31, 2004.














































                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,950 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       57

                                  THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       58

                                  THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2004
                                                    (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Small Company Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Small Company Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Small Company Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004
                                                        Member of
                                                        Deloitte Touche Tohmatsu

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                                       61

International Equity Fund

Performance

Your International Equity Fund returned 62.0% and experienced an exceptional year surpassing all applicable International stock benchmarks and peer group results for the fiscal year ending March 31, 2004. The Fund outperformed the broad market index, as measured by the Morgan Stanley Europe Australia Far East
(EAFE) Index (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 58.2%), stylized indices as measured by the MSCI All Country World Index (ex-US) (Values via Morgan Stanley Equity Indices Web
Site: one year performance as of 3/31/04 of 59.9%) and the MSCI All Country World Growth Index (ex-US) (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 51.8%) by 3.9%, 2.1% and 10.2%, respectively. In addition, your Fund outpaced all relevant and irrelevant peer group results as measured by Morningstar's newly introduced Foreign Large Blend (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 52.2%), Foreign Large Value (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 59.3%) and Foreign Large Growth (Data via
Morningstar Principia Pro: one year performance as of 3/31/04 of 51.3%) Categories and the Lipper International average (Data via Lipper Inc.: one year performance as of 3/31/04 of 53.6%) by, 9.8%, 2.7%, 10.7% and 8.4%,
respectively.

Importantly, your Fund delivered this performance in a period where value stocks outpaced growth stocks highlighting the strength of our stock selection and the application of the Growth at a Reasonable Price (GARP) approach internationally.

Benchmark/Peer Group Insights

Broad International markets, as measured by the Morgan Stanley Europe Australia Far East (EAFE) Index (Values via Morgan Stanley Equity Indices Web Site: one year performance as of 3/31/04 of 58.2%), outpaced the broad domestic markets, as measured by the S&P 500 (Data via Russell: one year performance as of 3/31/04 of 35.1%), by 23.1% indicating that the diversification that investors often seek internationally paid handsomely in the Fund's fiscal year. Your Fund seeks to identify an appropriate benchmark since the EAFE Index, given its large weighting in Japan, failure to represent any developing markets and inclusion of value and growth stocks, is not ideally suited; but we do understand that it is the most widely accepted International Benchmark in the US. Consistent with past reports, we still believe the All Country World (ex-US) is better than the EAFE as it includes developing (ex-US obviously) and emerging markets. Morgan Stanley recently introduced an index that may be ideally suited for your Fund, the All Country World Growth Index (ex US). This index includes all the characteristics of the All Country World (ex-US), but includes only growth stocks. Being newly introduced, this index, to date, is not widely accepted, but as investors begin to compare like management styles, we believe this index will gain popularity.

Consistent with that objective, Morningstar recently introduced new International peer groups to better segment and evaluate like investment styles. In the past, all International funds were in the same peer group. As noted above, Lipper Inc. still espouses this approach as there is only one peer group listed. Growth managers were often compared to value managers that, for the better part of the last decade, frequently outpaced broad market indices (Data via Morningstar Principia Pro: performance between 1994 and 2003 for Foreign Large Value Category average outpaced MSCI eight of the last ten calendar years). We were encouraged that the peer groups of Foreign Large Blend, Value and Growth were created as it offers a better means of evaluating managers with similar investment styles. While there are always disadvantages to categorization, for the purposes of education, we view this as a solid first step to aid investors with renewed interest in evaluating international managers and better diversifying their portfolios.

Portfolio Review

Over the past year, the world's stock markets have risen dramatically, but here at Brown Capital Management we are always cautious of the volatility in the international financial markets.

In the book, "In an Uncertain World", Robert Rubin writes about his first day on the job as Treasury Secretary under President Bill Clinton. This assignment unfortunately coincided with the collapse of the Mexican economy in January 1995. While he was waiting for his confirmation from Congress, he had emergency discussions with Larry Summers, the top international Treasury official at the time, and Alan Greenspan, the Governor of our Federal Reserve Bank, as to how to deal with the situation. This was in sharp contrast to the spectacular rise of the Mexican market just before the crisis. In fact, between January 1990 and February 1994, the Mexican stock market rose over 500%. Nonetheless, sentiment can change quickly and by December 1994 investors were selling Mexican stocks, bonds, and pesos as fast as they could, moving into dollars. They knew that the Mexican government was near default, which then forced Mexican President Ernesto Zedillo to terminate the 3 pesos per dollar fixed rate with only $6 billion left in foreign reserves. The peso plunged to five per dollar before the end of the year and within the month of December 1994 the Mexican stock market fell 36%. Secretary Rubin and his colleagues knew that within 3 months $10 billion of short-term government debt was coming due and, as a result, the Mexican government was effectively bankrupt. By March 1995, the Mexican market fell 79% from its peak in February 1994.

During this collapse, one of the portfolio managers on your Fund's investment team was working as the Mexican analyst for Templeton, one of the world's most respected international managers, and his responsibility was to examine companies and industries within the country. With billions of dollars invested in Mexico by US money managers, the financial community saw the values of these investments plummet and the then- Templeton employee was shell-shocked. How could this happen? What did this mean for our clients? How do we safeguard our clients from such risks in the future?

At Brown Capital Management, such risks are controlled through our unbending commitment to diversification, which is embedded into our process. We hold no more than 15% (at cost) in the emerging markets, no more than 25% in any one country, no more than 20% in any one industry, and no more than 5% in any one company. These constraints were placed on ourselves as a consequence of our more than 22 years of combined experience in the international markets. In fact, since the beginning of the Brown Capital International Equity Fund, which was started in May 1999, our discipline has allowed us to overcome geopolitical crises such as September 11, 2001, the volatile political elections in Brazil and Taiwan, and the Iraq War, and economic events such as the collapse of the dot.com boom, the recent US economic slowdown, and the corporate scandals affecting the US, Netherlands, and Italy. How have we done? According to Morningstar, our Brown Capital International Equity mutual fund ranks in the 12th percentile Year-to-date (YTD) for comparable international growth funds and in the 9th percentile over the past 12 months (Data via Morningstar Principia Pro as of 3/31/04). Over the last 4 years, we have managed to outperform the EAFE Index by 1.7% on an annualized basis.

In terms of the markets today, international equities continue their trend of outperforming US stocks on an annualized basis. Specifically, the EAFE Index has returned a positive 0.8% (Values via Morgan Stanley Equity Indices Web Site as of 3/31/04) per annum versus the S&P 500 which has dropped -1.2% (Data via
Russell: as of 3/31/04) per year over the last five years; and for the past 12 months the EAFE Index rose 58.2% (Values via Morgan Stanley Equity Indices Web Site as of 3/31/04) and the S&P 500 trailed with a 35.1% increase (Data via
Russell: as of 3/31/04).

Part of the reason for international markets performing better than domestic stocks is the rise in overseas currencies versus the falling dollar. In fact, for the past year ending in March the euro, Japanese yen, and British pound have increased 13%, 13%, and 17%, respectively (Bloomberg 4/5/04). Investors worldwide continue to believe that a combination of a trade deficit and fiscal deficit exasperated by the Iraq War and its reconstruction is untenable. Consequently, assets are more attractive outside the US, thus the dollar is less appealing and, in response, falls in value. To support these twin deficits foreign purchasers must continue buying US debt securities. The concern longer term is whether US assets will be purchased in the same quantities as they have been in the past, which is necessary to satiate the US demand for cash to finance its spending. If not, the US will have to sell its debt at higher interest rates to attract more capital. At the same time, international investors will demand that the US place constraints on its fiscal policy. If such remedial action is slow to take place, then a precipitous decline in the dollar may ensue.

Another reason for the outperformance of international markets has been the relative attractiveness of cheaper companies overseas compared with the more expensive stocks in the US. For instance, one can find European shares trading at 15x PE with an average 2.6% dividend yield versus the S&P 500 at 18x PE and a 1.6% dividend return.

With respect to your BCM International Equity Fund, it is up 6.3% and 62.0% for the past quarter and for the past fiscal year, respectively, versus 4.4% & 58.2% for the EAFE Index for the same periods.

During the first 3-months of the year, BCM's two largest underweightings versus the EAFE Index continue to be in Japan (4% vs. 24%) and in the United Kingdom (11% vs. 25%). However, we are more diversified throughout the rest of Asia and Europe than the index. For example, we have a more balanced exposure in Asia with 5% in Hong Kong and 4% in Singapore against 2% and 1%, respectively, in the EAFE Index.

In Japan, the market rose 15% YTD and 70% over the last year compared to the EAFE Index increase of 4.4% and 58.2%, respectively, outperforming most major markets. Nevertheless, despite our underweighting, we manage to outperform the benchmark by almost 400 bps over the past year after fees. In essence, our low weighting is in response to the lack of exceptional growth companies trading at reasonable prices in Japan. However, we continue to search throughout the Japanese market for investment candidates. For instance, we hold Origin Toshu (0.8%), the Japanese fast food chain. Its growth is driven by the increased health consciousness of the Japanese consumer and the trend of more women entering the work force. So far this year, Origin Toshu has increased 23%. Additionally, Sky Perfect Communications (0.7%), added last year to the portfolio, is the leading multi-channel satellite provider in Japan. The share value improved 25% since the beginning of the year.

In the UK, the market trailed the international benchmark with a 47% gain during the past 12 months, benefiting us because of our underweighting. We hold companies for the long term and one example in the UK is Man Group PLC (3.2%), one of the only publicly traded hedge fund management companies. We began purchasing this company in June, 1999. Since then the share price has increased over 400% inclusive of dividends. The fundamentals remain strong and this year the company is up 20%. Generally, however, we continue to find UK stocks relatively expensive, trading at 20x earnings versus 15x for the rest of Europe, which partially explains our underweighting (Morgan Stanley Equity Indices Web
Site: 4/5/04).

From a sector perspective, the international portfolio is overweight in finance and healthcare and underweight in energy, consumer staples, and materials. In finance (29% weighting vs. the EAFE Index at 27%), we own Westpac Banking Corp. (2.0%), one of Australia's largest banks, which is up 10% this year. With respect to healthcare (20% weighting vs. the EAFE Index at 9%), we hold Nobel Biocare (2.1%), the world's leading dental implant company based in Switzerland with a 38% global market share. So far Nobel Biocare (2.1%) shares have risen 39% this year. In terms of our underweight sector positions, we will usually be underweight energy, consumer staples and materials given the lack of growth companies in these mature industries. For instance, during periods of the last fiscal year we had a 0.5% weighting in Energy (EAFE Index at 8%), represented by our holding in Petrobras (0.0%), the largest integrated oil company in Brazil. Before the end of the last fiscal year, we sold out of that position when the price became unreasonable. In fact, over the last 12 months ending in March, Petrobras gained 136% including dividends. But taken as a whole, since the start of this year, both energy and materials underperformed (0.0% and 0.8%, respectively), adding to our relative outperformance on a sector basis. Looking ahead, for the next 12 months, we see a similar profile in our sector weights.

Outlook

As always, BCM is a company that employs a bottom-up process in selecting its stocks based on individual company fundamentals. These individual holdings are the basic building blocks for your portfolio. Additionally, from a risk perspective, we are committed to our diversified approach, because we truly operate "In an Uncertain World." Going forward, we do expect more geopolitical and economic volatility, however, we feel the portfolio is in a great position to deliver the long-term outperformance that you expect from us. We certainly appreciate your confidence in our GARP investment style and in our firm.

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                     Performance Update - $10,000 Investment

                For the period from May 28, 1999 (Commencement of
                          Operations) to March 31, 2004


[Line Graph Here]:

--------------------------------------------------------------------------------
                    The Brown Capital       MSCI All Country        MSCI EAFE
                Management International    World Free EX USA     International
                      Equity Fund              Gross Index         Gross Index
--------------------------------------------------------------------------------

 5/28/1999              $10,000                 $10,000              $10,000
 6/30/1999               10,040                   9,968                9,859
 9/30/1999                9,840                  10,307               10,299
12/31/1999               11,245                  12,178               12,055
 3/31/2000               11,856                  12,274               12,049
 6/30/2000               11,716                  11,773               11,579
 9/30/2000               11,315                  10,813               10,652
12/31/2000               11,233                  10,341               10,373
 3/31/2001                9,998                   8,982                8,956
 6/30/2001               10,327                   8,970                8,879
 9/30/2001                8,320                   7,645                7,640
12/31/2001                9,393                   8,325                8,173
 3/31/2002                9,352                   8,462                8,220
 6/30/2002                8,690                   8,238                8,060
 9/30/2002                6,621                   6,648                6,474
12/31/2002                7,148                   7,104                6,893
 3/31/2003                6,538                   6,585                6,333
 6/30/2003                8,048                   7,892                7,572
 9/30/2003                8,679                   8,578                8,192
12/31/2003                9,962                  10,046                9,593
 3/31/2004               10,593                  10,531               10,016


This graph depicts the performance of The Brown Capital Management International Equity Fund (the "Fund") versus the MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

       ----------------- ---------------- -------------------------------
            One Year        Three Years     Since 5/28/99 (Commencement
                                                  of Operations)
       ----------------- ---------------- -------------------------------
            62.03 %           1.95 %                   1.20 %
       ----------------- ---------------- -------------------------------



>>   The  graph  assumes  an  initial   $10,000   investment  at  May  28,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At March 31, 2004, the value of the Fund would have increased to $10,593 - a cumulative total investment return of 5.93% since May 28, 1999.

>> At March 31, 2004, the value of a similar investment in the MSCI All Country World Free EX USA Gross Index would have increased to $10,531 - a cumulative total investment return of 5.31% since May 28, 1999; while the value of a similar investment in the MSCI EAFE International Gross Index would have increased to $10,016 - a cumulative total investment return of 0.16% since May 28, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of foreign companies generally involves greater risk than investing in larger, more established domestic companies.
     Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that invest in larger, more established domestic companies.

                                    THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                   PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.62%

      Australian Equities - 4.87%
           McGuigan Simeon Wines Limited .........................................                  24,900              $    88,206
           National Australia Bank Limited .......................................                   4,700                  111,716
           Westpac Banking Corporation ...........................................                  10,900                  146,676
                                                                                                                        -----------
                                                                                                                            346,598
                                                                                                                        -----------
      Belgium Equity - 1.84%
           Dexia .................................................................                   7,520                  130,883
                                                                                                                        -----------

      Bermuda Equities - 2.10%
           Axis Capital Holdings Limited .........................................                   2,570                   76,098
           Endurance Specialty Holdings Limited ..................................                   2,075                   73,746
                                                                                                                        -----------
                                                                                                                            149,844
                                                                                                                        -----------
      Canadian Equities - 3.66%
      (a)  Patheon, Inc ..........................................................                  13,800                  117,552
           Royal Bank of Canada ..................................................                   3,000                  143,130
                                                                                                                        -----------
                                                                                                                            260,682
                                                                                                                        -----------
      Chinese Equity - 0.71%
           Travelsky Technology Limited ..........................................                  69,300                   50,690
                                                                                                                        -----------

      Danish Equity - 1.91%
           Danske Bank A/S .......................................................                   6,000                  135,980
                                                                                                                        -----------
      French Equities - 7.72%
           Aventis S.A ...........................................................                   2,140                  164,879
           Axa ...................................................................                   5,000                  104,576
           Euronext NV ...........................................................                   5,000                  149,350
           Hermes International ..................................................                     640                  130,862
                                                                                                                        -----------
                                                                                                                            549,667
                                                                                                                        -----------
      German Equities - 3.54%
           Rhoen-Klinikum AG .....................................................                   2,600                  129,384
           Schering AG ...........................................................                   2,590                  122,856
                                                                                                                        -----------
                                                                                                                            252,240
                                                                                                                        -----------
      Hong Kong Equity - 4.83%
           Esprit Holdings Limited ...............................................                  54,400                  228,275
           Nam Tai Electronics, Inc ..............................................                   4,550                  115,616
                                                                                                                        -----------
                                                                                                                            343,891
                                                                                                                        -----------
      Indian Equity - 0.69%
           Satyam Computer Services Limited ......................................                   2,400                   49,248
                                                                                                                        -----------






                                                                                                                        (Continued)


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Israelian Equities - 5.42%
      (a)  Check Point Software Technologies, Ltd. ...................................                 3,200            $    72,864
      (a)  Partner Communications Co .................................................                12,300                 97,785
           Teva Pharmaceutical Industries Ltd. .......................................                 3,400                215,595
                                                                                                                        -----------
                                                                                                                            386,244
                                                                                                                        -----------
      Italian Equities - 5.37%
           Amplifon SpA ..............................................................                 4,400                135,330
           Tod's SpA .................................................................                 2,600                 92,874
           UniCredito Italiano SpA ...................................................                32,300                154,368
                                                                                                                        -----------
                                                                                                                            382,572
                                                                                                                        -----------
      Japanese Equities - 4.30%
           Daito Trust Construction Co Ltd. ..........................................                 5,100                198,523
           Origin Toshu Co Ltd. ......................................................                 3,700                 56,405
           SKY Perfect Communications Inc. ...........................................                    34                 51,179
                                                                                                                        -----------
                                                                                                                            306,107
                                                                                                                        -----------
      Mexican Equity - 5.04%
           Fomento Economico Mexicano, S.A. de C.V ...................................                 2,350                115,785
           Grupo Aeroportuario del Sureste-ADR .......................................                 5,880                122,598
           Walmart de Mexico SA de CV ................................................                39,400                120,681
                                                                                                                        -----------
                                                                                                                            359,064
                                                                                                                        -----------
      Netherland Equities - 7.08%
           ABN AMRO Holding NV .......................................................                 4,838                108,160
           Akzo Nobel N.V ............................................................                 1,730                 63,651
           DSM NV ....................................................................                 2,100                 93,974
           Fox Kids Europe NV ........................................................                11,800                129,068
           Phillips Electronics NV ...................................................                 3,776                109,441
                                                                                                                        -----------
                                                                                                                            504,294
                                                                                                                        -----------
      Norwegian Equity - 1.87%
           Tandberg ASA ..............................................................                13,900                133,453
                                                                                                                        -----------

      Singapore Equities - 4.38%
      (a)  Flextronics International Ltd. ............................................                 5,400                 92,988
           Singapore Airlines Limited ................................................                14,850                 97,563
           Venture Corp Ltd ..........................................................                10,500                121,036
                                                                                                                        -----------
                                                                                                                            311,587
                                                                                                                        -----------
      South Korean Equity - 0.91%
           KT Corp ...................................................................                 3,400                 64,736
                                                                                                                        -----------

      Spanish Equities - 3.79%
           Endesa, S.A ...............................................................                 3,900                 71,097
           Telefonica SA .............................................................                 2,698                122,867
           Union Fenosa, S.A .........................................................                 3,600                 75,649
                                                                                                                        -----------
                                                                                                                            269,613
                                                                                                                        -----------

                                                                                                                    (Continued)


                                    THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                   PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS

      Swedish Equities - 4.70%
           Clas Ohlson AB .......................................................                   3,500               $    91,718
           Nordea AB ............................................................                  14,200                    97,032
           Nordea AB ............................................................                   2,540                    17,227
           Swedish Match AB .....................................................                  12,600                   128,730
                                                                                                                        -----------
                                                                                                                            334,707
                                                                                                                        -----------
      Swiss Equities - 6.90%
           Nobel Biocare Holding AG .............................................                   1,065                   146,455
           Swiss Re .............................................................                   1,725                   119,017
           Synthes-Statec, Inc. .................................................                     220                   225,859
                                                                                                                        -----------
                                                                                                                            491,331
                                                                                                                        -----------
      United Kingdom Equities - 14.01%
      (a)  easyJet plc ..........................................................                  21,872                   123,936
           Man Group plc plc ....................................................                   7,200                   232,430
           Royal Bank of Scotland Group plc .....................................                   4,533                   138,720
           SABMiller plc ........................................................                   9,300                   107,455
      (a)  Shire Pharmaceuticals Group PLC ......................................                  15,700                   153,873
           United Business Media plc ............................................                  13,038                   119,120
           Willis Group Holdings Limited ........................................                   3,300                   122,760
                                                                                                                        -----------
                                                                                                                            998,294
                                                                                                                        -----------

           Total Common Stocks (Cost $5,021,606) ........................................................                 6,811,725
                                                                                                                        -----------

INVESTMENT COMPANIES - 4.47%

           Evergreen Inst Treas MM Fund CI I #497 ...............................                 130,942                   130,942
           Evergreen Select MM Fund CL I#495 ....................................                 187,452                   187,452
                                                                                                                        -----------

           Total Investment Companies (Cost $318,394) ...................................................                   318,394
                                                                                                                        -----------

Total Value of Investments (Cost $5,340,000 (b)) ................................                  100.09 %             $ 7,130,119
Liabilities in Excess of Other Assets ...........................................                   (0.09)%                  (6,498)
                                                                                                ---------               -----------
      Net Assets ................................................................                  100.00 %             $ 7,123,621
                                                                                                =========               ===========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income  tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation ..................................................................................              $ 1,930,880
Unrealized depreciation ..................................................................................                 (140,761)
                                                                                                                        -----------

           Net unrealized appreciation ...................................................................              $ 1,790,119
                                                                                                                        ===========

                                                                                                                        (Continued)


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 2004


The following acronyms and abbreviations are used in this portfolio:

AB - Aktiebolag (Swedish)                       PLC - Public Limited Company (British)
ADR - American Depositary Receipt               SA - Socieded Anonima (Spanish)
AG - Aktiengesellschaft (German)                SA - Socieded  Anonima (Portugal)
ASA - Allmennaksjeselskap (Norwegian)           SA - Societe Anonyme (French)
CV - Convertible Securities (Mexican)           SGPS - Sociedade Gestora De Participacoes (Portugal)
NV - Naamloze Vennootschap (Dutch)              S.p.A. - Societa Per Azioni (Italian)






























See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS ......................................................................................................             5,340,000
      Investments, at value (cost $5,340,000) ...............................................................           $ 7,129,519
      Income receivable (cost $13,320) ......................................................................                13,432
      Receivable for fund shares sold .......................................................................                   779
      Other assets ..........................................................................................                 4,665
                                                                                                                        -----------

           Total assets .....................................................................................             7,148,395
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                23,837
      Payable for fund shares redeemed ......................................................................                   937
                                                                                                                        -----------

           Total liabilities ................................................................................                24,774
                                                                                                                        -----------

NET ASSETS
      (applicable to 695,931 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 7,123,621
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($7,123,621 / 695,931 shares) .........................................................................           $     10.24
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 7,045,744
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,711,754)
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................             1,789,631
                                                                                                                        -----------
                                                                                                                        $ 7,123,621
                                                                                                                        ===========




















See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

Income
     Dividends .........................................................................................                $   117,335
                                                                                                                        -----------

Expenses
     Investment advisory fees (note 2) .................................................................                     60,066
     Fund administration fees (note 2) .................................................................                     10,512
     Custody fees (note 2) .............................................................................                      5,002
     Registration and filing administration fees (note 2) ..............................................                      2,262
     Fund accounting fees (note 2) .....................................................................                     27,600
     Audit and tax preparation fees ....................................................................                     22,575
     Legal fees ........................................................................................                      8,582
     Securities pricing fees ...........................................................................                     13,639
     Shareholder recordkeeping fees (note 2) ...........................................................                     18,000
     Other accounting fees (note 2) ....................................................................                     13,498
     Shareholder servicing expenses ....................................................................                      1,750
     Registration and filing expenses ..................................................................                      5,507
     Printing expenses .................................................................................                        329
     Trustee fees and meeting expenses .................................................................                      4,557
     Other operating expenses ..........................................................................                      4,370
                                                                                                                        -----------

         Total expenses ................................................................................                    198,249

         Less:
              Expense reimbursements (note 2) ..........................................................                    (18,145)
              Investment advisory fees waived (note 2) .................................................                    (59,983)
                                                                                                                        -----------

         Net expenses ..................................................................................                    120,121
                                                                                                                        -----------

              Net investment loss ......................................................................                     (2,786)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net  realized  loss from  investments  and foreign  currency  translations........................                    (29,741)
      Change in unrealized  appreciation on investments and translation
of assets and liabilities in foreign currencies .........................................................                 2,754,938
                                                                                                                        -----------

     Net realized and unrealized gain on investments ....................................................                 2,725,197
                                                                                                                        -----------

         Net increase in net assets resulting from operations ...........................................               $ 2,722,411
                                                                                                                        ===========






See accompanying notes to financial statements



                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2004           2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
        Net investment (loss) income ...................................................                 $    (2,786)   $     4,638
        Net realized loss from investment transactions and foreign currency translations                     (29,741)    (1,238,056)
        Change in unrealized appreciation on investments and translation of assets
            and liabilities in foreign currencies ......................................                   2,754,938       (626,910)
                                                                                                         -----------    -----------

            Net increase (decrease) in net assets resulting from operations ............                   2,722,411     (1,860,328)
                                                                                                         -----------    -----------

     Capital share transactions
        Increase in net assets resulting from capital share transactions (a) ...........                      45,841          6,289
                                                                                                         -----------    -----------

                   Total increase (decrease) in net assets .............................                   2,768,252     (1,854,039)

NET ASSETS

     Beginning of year .................................................................                   4,355,369      6,209,408
                                                                                                         -----------    -----------

     End of year .......................................................................                 $ 7,123,621    $ 4,355,369
                                                                                                         ===========    ===========


(a) A summary of capital share activity follows:

                                                            -----------------------------------------------------------------------
                                                                              2004                                 2003

                                                                   Shares              Value             Shares              Value
                                                            -----------------------------------------------------------------------

Shares sold                                                          179,553        $ 1,438,611           425,753       $ 2,946,787

Shares redeemed                                                     (173,251)        (1,392,770)         (423,174)       (2,940,498)
                                                                 -----------        -----------        ----------       -----------

     Net increase                                                      6,302        $    45,841             2,579       $     6,289
                                                                 ===========        ===========        ==========       ===========











See accompanying notes to financial statements



                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the Periods ended March 31,

                                                               2004         2003          2002          2001         2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................... $      6.32   $      9.04   $      9.71   $     11.83   $     10.00

  Income (loss) from investment operations
    Net investment (loss) income .........................       (0.01)         0.01          0.05          0.03          0.02
    Net realized and unrealized gain (loss) on investments
         and foreign currency translations ...............        3.93         (2.73)        (0.68)        (1.83)         1.83
                                                           -----------   -----------   -----------   -----------   -----------

        Total from investment operations .................        3.92         (2.72)        (0.63)        (1.80)         1.85
                                                           -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
    Net investment income ................................        0.00          0.00         (0.02)        (0.02)        (0.02)
    Tax return of capital ................................        0.00          0.00         (0.02)         0.00          0.00
    Net realized gain from investment transactions .......        0.00          0.00          0.00         (0.30)         0.00
                                                           -----------   -----------   -----------   -----------   -----------
        Total distributions ..............................        0.00          0.00         (0.04)        (0.32)        (0.02)
                                                           -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ........................... $     10.24   $      6.32   $      9.04   $      9.71   $     11.83
                                                           ===========   ===========   ===========   ===========   ===========

Total return .............................................       62.03 %      (30.09)%       (6.46)%      (15.67)%       18.56 %
                                                           ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
    Net assets, end of period ............................ $ 7,123,621   $ 4,355,369   $ 6,209,408   $ 2,699,045   $ 1,647,537
                                                           ===========   ===========   ===========   ===========   ===========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ...        3.30 %        3.63 %        3.55 %        6.26 %        9.23 %(b)
         After expense reimbursements and waived fees ....        2.00 %        2.00 %        2.00 %        2.00 %        2.00 %(b)
    Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees ...       (1.35)%       (1.54)%       (0.86)%       (3.95)%       (7.11)%(b)
         After expense reimbursements and waived fees ....       (0.05)%        0.09 %        0.69 %        0.30 %        0.12 %(b)

    Portfolio turnover rate ..............................       18.35 %       38.43 %        5.90 %       14.85 %       23.61 %

(a) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(b) Annualized.


                                                                                     See accompanying notes to financial statements








             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               As a result of the Fund's accumulated net investment loss of $4,112 and certain other tax adjustments, a reclassification adjustment of $8,694 has been charged to paid-in capital, accumulated net realized loss has been credited $4,582, and accumulated net investment loss has been credited $4,112, bringing it to zero.

               The Fund has a capital loss carryforward for federal income tax purposes of $1,711,754, of which $38,628 expires in the year 2007, $92,211 of which expires in the year 2010, $1,126,239 of which expires in the year 2011, and $454,676 of which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforward has been offset or expires.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.






                                                                    (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



          D.   Distributions   to   Shareholders   -  The  Fund   will   make  a
               determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

          F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

               The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

               Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion its fee amounting to $59,983 ($0.09 per share) and has voluntarily agreed to reimburse $18,145 of the Fund's operating expenses for the year ended March 31, 2004.







                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month.

          The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of annual average net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,041,908 and $1,253,254, respectively, for the year ended March 31, 2004.

















                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       78


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                       79

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2004
                                                             (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management International Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management International Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the year and period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management International Equity Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the year and period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

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                                       82

Mid-Cap Fund Institutional Class
Mid-Cap Fund Investor Class

Performance

Your Mid Cap Fund delivered solid absolute performance for the fiscal year and outperformed the broad market, as measured by the S&P 500 (Data via Russell: one year performance as of 3/31/04 of 35.1%). The Fund was challenged on a relative basis as it underperformed all unmanaged Mid-Cap stylized and peer group indices.

Benchmark/Peer Group Insights

Mid Cap stocks performed well for the Fund's fiscal year, ending March 31, 2004. Each of the unmanaged indices handily outperformed the broad market. Like other equity segments, value outperformed growth continuing the trend of favorable performance, on a relative basis, among value products. The unmanaged, "core" mid cap index, Russell Mid Cap returned 50.8% (Data: Russell) for the one year period ending March 31, 2004 outperforming the stylized Russell Mid Cap Growth (Data via Russell: one year performance as of 3/31/04 of 49.6%) by almost 2.0%, but trailed the Russell Mid Cap Value (Data via Russell: one year rolling performance as of 3/31/04 of 51.6%) by 0.8%. As noted in the introduction of this report, we remain encouraged by the narrowing of the performance gap between value and growth stocks and trust a sustained economic recovery will favor the latter.

Similar trends were apparent among the mutual fund peer groups as measured by the popular rating agencies, Morningstar and Lipper, with one exception. Lipper's Mid Cap Core (Data via Lipper, Inc.: one year performance as of 3/31/04 of 47.8%) average outpaced the Lipper Mid Cap Growth (Data via Lipper, Inc.: one year performance as of 3/31/04 of 43.5%) average by 4.3%, but trailed the Lipper Mid Cap Value (Data via Lipper, Inc.: one year performance as of 3/31/04 of 54.0%) average by 6.2%. The exception, Morningstar's Mid Cap Blend Category (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 48.1%) average outpaced the Morningstar Mid Cap Growth (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 43.8%) and Value (Data via Morningstar Principia Pro: one year performance as of 3/31/04 of 47.4%) Category averages by 4.3% and 0.7%, respectively. The differences in peer groups are typically a function of the methodology used to categorize managers.

Portfolio Review

Your Fund trailed the applicable indices above due, primarily, to stock selection. Compared to the Russell Mid Cap Growth we did not generate performance in areas that most significantly drove performance within the index:
Information Technology and Health Care. These are areas where we typically find solid growth names at reasonable prices. Inconsistent with our growth at a reasonable price (GARP) approach, many of the top performing stocks in these, and other areas, of the benchmark were considered by many as low quality companies lacking many of the characteristics we seek in stocks that we expect to be long-term performers in your portfolio. We did perform well against the Consumer Discretionary sector of the benchmark, another significant contributor to index performance, unfortunately, the magnitude of outperformance was not enough to offset Information Technology and Healthcare. Despite a difficult year for stock selection, resulting in overall underperformance, we remain confident in the prospects of your Fund, particularly when considering the types of stocks that drove index performance lat year.

Other variables to keep in mind as you evaluate your portfolio. Considering your Fund is just over eighteen months old with modest assets under management, we are still attempting to build the critical mass of assets necessary to reduce the total expense ratio, many of which are fixed costs. While your Fund currently delivers a reasonably competitive total expense ratio, our expectation is that expenses will reduce with significant cash inflows.

Outlook

Overall, we are quite optimistic about the economy and the environment for the Fund. Given the continued favorable economic backdrop and increasing corporate profits, we remain convinced that the environment is ideal for equity markets. We do not believe the incredible returns of last year will be repeated in 2004, but we do expect the possibility of solid equity market gains of 8-10%.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                              Institutional Shares

                     Performance Update - $10,000 Investment

             For the period from September 30, 2002 (Date of Initial
                      Public Investment) to March 31, 2004



[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap       S&P 400 Mid-Cap
                 Institutional Shares      Growth Index             Index
--------------------------------------------------------------------------------


 9/30/2002             $10,000                $10,000              $10,000
12/31/2002              10,480                 10,916               10,583
 3/31/2003              10,280                 10,914               10,113
 6/30/2003              11,910                 12,962               11,895
 9/30/2003              12,650                 13,889               12,678
12/31/2003              14,047                 15,578               14,349
 3/31/2004              14,263                 16,332               15,228


This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Institutional Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
         ------------------------------- ------------------------------
                    One Year                Since 09/30/02 (Date of
                                           Initial Public Investment)
         ------------------------------- ------------------------------
                     38.75 %                         26.68 %
         ------------------------------- ------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Institutional Shares would have increased to $14,263 - a cumulative total investment return of 42.63% since September 30, 2002.

>> At March 31, 2004, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $16,332 - a cumulative total investment return of 63.32%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $15,228 - a cumulative total investment return of 52.28% since September 30, 2002.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                                 Investor Shares

                     Performance Update - $10,000 Investment
             For the period from September 30, 2002 (Date of Initial
                      Public Investment) to March 31, 2004

[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap       S&P 400 Mid-Cap
                 Investor Shares           Growth Index             Index
--------------------------------------------------------------------------------

 9/30/2002            $10,000               $10,000                $10,000
12/31/2002             10,480                10,916                 10,583
 3/31/2003             10,270                10,914                 10,113
 6/30/2003             11,900                12,962                 11,895
 9/30/2003             12,640                13,889                 12,678
12/31/2003             14,017                15,578                 14,349
 3/31/2004             14,223                16,332                 15,228


This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Investor Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
         ------------------------------- ------------------------------
                     One Year                Since 09/30/02 (Date of
                                           Initial Public Investment)
         ------------------------------- ------------------------------
                      38.49 %                        26.44 %
         ------------------------------- ------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2004, the value of the Fund's Investor Shares would have increased to $14,223 - a cumulative total investment return of 42.23% since September 30, 2002.

>> At March 31, 2004, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $16,332 - a cumulative total investment return of 63.32%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $15,228 - a cumulative total investment return of 52.28% since September 30, 2002.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.58%

Automobiles & Components - 1.33%
     Harley-Davidson, Inc. .......................................................                   1,015              $    54,140
                                                                                                                        -----------

Business Services - 1.45%
  (a)Fiserv, Inc. ................................................................                   1,650                   59,021
                                                                                                                        -----------

Capital Goods & Services - 1.67%
  (a)Ceridian Corporation ........................................................                   1,575                   31,043
  (a)Flextronics International, Ltd. .............................................                   2,135                   36,765
                                                                                                                        -----------
                                                                                                                             67,808
                                                                                                                        -----------
Chemicals - 2.37%
     Airgas, Inc. ................................................................                   3,130                   66,669
     Sigma-Aldrich Corporation ...................................................                     535                   29,607
                                                                                                                        -----------
                                                                                                                             96,276
                                                                                                                        -----------
Consumer Durables & Apparel - 3.07%
  (a)Fossil Inc. .................................................................                   2,280                   76,038
  (a)Williams-Sonoma, Inc. .......................................................                   1,415                   48,393
                                                                                                                        -----------
                                                                                                                            124,431
                                                                                                                        -----------
Distribution / Wholesale - 4.24%
     Fastenal Company ............................................................                   1,696                   91,058
     MSC Industrial Direct Co., Inc. .............................................                   2,700                   80,865
                                                                                                                        -----------
                                                                                                                            171,923
                                                                                                                        -----------
Diversified Financials - 4.80%
     Investors Financial Services Corporation ....................................                   1,765                   72,930
     Legg Mason Inc. .............................................................                     880                   81,646
     T. Rowe Price Group, Inc. ...................................................                     750                   40,372
                                                                                                                        -----------
                                                                                                                            194,948
                                                                                                                        -----------
Educational Services - 1.38%
  (a)Career Education Corporation ................................................                     715                   40,498
  (a)ITT Educational Services, Inc. ..............................................                     500                   15,600
                                                                                                                        -----------
                                                                                                                             56,098
                                                                                                                        -----------
Electronic Equipment and Instruments - 4.09%
  (a)Avnet, Inc. .................................................................                   3,365                   82,409
     Cognex Corporation ..........................................................                   1,070                   35,577
     Molex Incorporated ..........................................................                     535                   16,259
  (a)Waters Corporation ..........................................................                     775                   31,651
                                                                                                                        -----------
                                                                                                                            165,896
                                                                                                                        -----------
Energy - 0.79%
  (a)Smith International, Inc. ...................................................                     600                   32,106
                                                                                                                        -----------




                                                                                                                        (Continued)



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Food Distribution - 0.88%
        (a)Performance Food Group Company ..............................................             1,040              $    35,724
                                                                                                                        -----------

      Health Care Equipment and Services - 10.17%
           Applera Corporation - Applied Biosystems Group ..............................             2,295                   45,395
           Biomet, Inc. ................................................................             1,795                   68,856
        (a)Covance, Inc. ...............................................................             1,560                   53,726
        (a)Coventry Health Care, Inc. ..................................................             1,400                   59,262
           Health Management Associates, Inc. ..........................................             4,260                   98,875
        (a)Omnicare, Inc. ..............................................................               400                   17,732
        (a)St. Jude Medical, Inc. ......................................................               960                   69,216
                                                                                                                        -----------
                                                                                                                            413,062
                                                                                                                        -----------
      Health Care Providers and Services - 2.99%
        (a)Caremark Rx, Inc. ...........................................................             1,815                   60,349
        (a)Henry Schein Inc. ...........................................................               855                   61,064
                                                                                                                        -----------
                                                                                                                            121,413
                                                                                                                        -----------
      Home Furnishings - 0.69%
           La-Z-Boy Incorporated .......................................................             1,280                   27,853
                                                                                                                        -----------

      Hotels Restaurants & Leisure - 4.30%
        (a)Panera Bread Company ........................................................             1,470                   57,212
           Royal Caribbean Cruises Ltd. ................................................             1,600                   70,560
        (a)The Cheesecake Factory Incorporated .........................................             1,015                   46,822
                                                                                                                        -----------
                                                                                                                            174,594
                                                                                                                        -----------
      Insurance - 1.90%
           Chubb Corporation ...........................................................               540                   37,552
           Willis Group Holdings Ltd. ..................................................             1,070                   39,804
                                                                                                                        -----------
                                                                                                                             77,356
                                                                                                                        -----------
      Machinery - 2.25%
           Danaher Corporation .........................................................               980                   91,503
                                                                                                                        -----------

      Pharmaceuticals & Biotechnology - 5.29%
        (a)Affymetrix, Inc. ............................................................             1,200                   40,500
        (a)Cephalon, Inc. ..............................................................               300                   17,193
        (a)Chiron Corporation ..........................................................             1,060                   46,651
        (a)King Pharmaceuticals Inc. ...................................................             2,750                   46,310
        (a)Kos Pharmaceuticals Inc. ....................................................               700                   28,518
        (a)MedImmune, Inc. .............................................................             1,550                   35,774
                                                                                                                        -----------
                                                                                                                            214,946
                                                                                                                        -----------

                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retailing - 15.06%
        (a)Chico's FAS's, Inc. .....................................................                 2,325                $ 107,880
           Christopher & Banks Corporation .........................................                   640                   13,510
        (a)Dick's Sporting Goods, Inc. .............................................                 1,170                   68,024
        (a)Dollar Tree Stores Inc. .................................................                 2,350                   72,591
           Fred's, Inc. ............................................................                 2,802                   68,005
        (a)Hot Topic, Inc. .........................................................                   600                   15,870
           PETsMART, Inc. ..........................................................                 2,350                   64,061
        (a)Staples Inc. ............................................................                 3,345                   84,930
           Tiffany & Co. ...........................................................                 1,255                   47,903
           TJX Companies ...........................................................                 2,805                   68,891
                                                                                                                        -----------
                                                                                                                            611,665
                                                                                                                        -----------
      Software & Services - 6.92%
           Adobe Systems, Inc. .....................................................                 2,145                   84,577
        (a)BISYS Group, Inc. .......................................................                 3,045                   51,034
        (a)Checkfree Corporation ...................................................                 1,150                   33,879
        (a)Electronic Arts, Inc. ...................................................                   800                   43,168
        (a)Sungard Data Systems ....................................................                 2,490                   68,226
                                                                                                                        -----------
                                                                                                                            280,884
                                                                                                                        -----------
      Technology Hardware & Equipment - 13.88%
        (a)Altera Corporation ......................................................                 3,980                   81,391
           Analog Devices, Inc. ....................................................                 1,375                   66,014
        (a)Integrated Circuit Systems, Inc. ........................................                 1,790                   44,804
        (a)Jabil Circuit, Inc. .....................................................                 3,335                   98,149
        (a)Lam Research Corporation ................................................                 2,135                   53,823
        (a)Network Appliance, Inc. .................................................                 1,765                   37,859
        (a)Novellus Systems, Inc. ..................................................                 1,390                   44,188
        (a)Synopsys, Inc. ..........................................................                 1,870                   54,155
        (a)Xilinx, Inc. ............................................................                 2,190                   83,220
                                                                                                                        -----------
                                                                                                                            563,603
                                                                                                                        -----------
      Telecommunication Services - Wireless - 1.85%
        (a)Nextel Partners, Inc. ...................................................                 5,940                   75,200
                                                                                                                        -----------

      Textiles, Apparel, and Luxury Goods - 2.21%
        (a)Coach Inc. ..............................................................                 2,190                   89,768
                                                                                                                        -----------


           Total Common Stocks (Cost $3,021,341) ............................................................             3,800,218
                                                                                                                        -----------





                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 6.17%

           Evergreen Institutional Money Market Fund Class I #495 ............................     181,586              $   181,586
           Evergreen Institutional Treasury Money Market Fund Class I #497 ...................      69,036                   69,036
                                                                                                                        -----------

           Total Investment Companies (Cost $250,622) ........................................                              250,622
                                                                                                                        -----------


Total Value of Investments (Cost $3,271,963 (b)) .............................................       99.75 %            $ 4,050,840
Other Assets Less Liabilities ................................................................        0.25 %                 10,169
                                                                                                  --------              -----------
      Net Assets .............................................................................      100.00 %            $ 4,061,009
                                                                                                  ========              ===========

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $3,273,564. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation ..................................................................................              $   816,947
Unrealized depreciation ..................................................................................                  (39,671)
                                                                                                                        -----------

           Net unrealized appreciation ...................................................................              $   777,276
                                                                                                                        ===========























See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004


ASSETS
      Investments, at value (cost $3,271,963) ...........................................................               $ 4,050,840
      Cash ..............................................................................................                       523
      Income receivable .................................................................................                     1,084
      Receivable for fund shares sold ...................................................................                    23,337
      Other assets ......................................................................................                     5,910
                                                                                                                        -----------

           Total assets .................................................................................                 4,081,694
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ..................................................................................                    20,685
                                                                                                                        -----------

NET ASSETS ..............................................................................................               $ 4,061,009
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                $3,229,512
      Undistributed net realized gain on investments ....................................................                    52,620
      Net unrealized appreciation on investments ........................................................                   778,877
                                                                                                                        -----------
                                                                                                                        $ 4,061,009
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,294,593 / 165,971 shares) ................................................................               $     13.83
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($1,766,416 / 128,125 shares) ................................................................               $     13.79
                                                                                                                        ===========





















See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    10,029
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   23,547
           Fund administration fees (note 2) .............................................................                    5,493
           Distribution and service fees - Investor Shares (note 3) ......................................                    2,656
           Custody fees (note 2) .........................................................................                    5,295
           Registration and filing administration fees (note 2) ..........................................                   10,333
           Fund accounting fees (note 2) .................................................................                   36,314
           Audit and tax preparation fees ................................................................                   15,975
           Legal fees ....................................................................................                   11,540
           Securities pricing fees .......................................................................                    6,074
           Shareholder recordkeeping fees (note 2) .......................................................                   24,000
           Other accounting fees (note 2) ................................................................                   18,507
           Shareholder servicing expenses ................................................................                    1,608
           Registration and filing expenses ..............................................................                   25,596
           Printing expenses .............................................................................                      297
           Trustee fees and meeting expenses .............................................................                    4,531
           Other operating expenses ......................................................................                    3,921
                                                                                                                        -----------

               Total expenses ............................................................................                  195,687

               Less:
                    Expense reimbursements (note 2) ......................................................                 (128,705)
                    Investment advisory fees waived (note 2) .............................................                  (23,547)
                                                                                                                        -----------

               Net expenses ..............................................................................                   43,435
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (33,406)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  188,373
      Change in unrealized appreciation on investments ...................................................                  752,197
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                  940,570
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $   907,164
                                                                                                                        ===========






See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Periods ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2004              2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................        $   (33,406)        $    (7,412)
         Net realized gain (loss) from investment transactions .............................            188,373              (2,964)
         Change in unrealized appreciation on investments ..................................            752,197              26,680
                                                                                                    -----------         -----------
              Net increase in net assets resulting from operations .........................            907,164              16,304
                                                                                                    -----------         -----------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares .............            (67,136)                  0
         Net realized gain from investment transactions - Investor Shares ..................            (36,739)                  0
                                                                                                    -----------         -----------
              Decrease in net assets resulting from distributions ..........................           (103,875)                  0
                                                                                                    -----------         -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............          1,080,225           2,161,191
                                                                                                    -----------         -----------

                     Total increase in net assets ..........................................          1,883,514           2,177,495

NET ASSETS
     Beginning of period ...................................................................          2,177,495                   0
                                                                                                    -----------         -----------

     End of period .........................................................................        $ 4,061,009         $ 2,177,495
                                                                                                    ===========         ===========

(a) For the period from September 30, 2002 (date of initial  public  investment) to March 31, 2003

(b) A summary of capital share activity follows:

                                                                --------------------------------------------------------------------
                                                                            2004                                   2003
                                                                 Shares               Value             Shares              Value
-------------------------------------------------------         --------------------------------------------------------------------
               INSTITUTIONAL SHARES
-------------------------------------------------------
Shares sold ............................................           115,696        $ 1,540,192            159,068        $ 1,602,929
Shares issued for reinvestment of distributions ........             5,010             67,136                  0                  0
Shares redeemed ........................................          (113,802)        (1,515,857)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................             6,904        $    91,471            159,068        $ 1,602,929
                                                               -----------        ===========        ===========        ===========
-------------------------------------------------------
                INVESTOR SHARES
-------------------------------------------------------
Shares sold ............................................            83,260        $ 1,090,981             52,790        $   558,358
Shares issued for reinvestment of distributions ........             2,748             36,739                  0                  0
Shares redeemed ........................................           (10,665)          (138,966)                (9)               (96)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            75,343        $   988,754             52,781        $   558,262
                                                               -----------        ===========        ===========        ===========
-------------------------------------------------------
                 FUND SUMMARY
-------------------------------------------------------
Shares sold ............................................           198,956        $ 2,631,173            211,858        $ 2,161,287
Shares issued for reinvestment of distributions ........             7,758            103,875                  0                  0
Shares redeemed ........................................          (124,467)        (1,654,823)                (9)               (96)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            82,247        $ 1,080,225            211,849        $ 2,161,191
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the Periods ended
                                                                                                            March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................................                      $     10.28          $     10.00

      Income from investment operations
           Net investment loss ..........................................                            (0.12)               (0.04)
           Net realized and unrealized gain on investments ..............                             4.09                 0.32
                                                                                               -----------          -----------

               Total from investment operations .........................                             3.97                 0.28
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ...............                            (0.42)                0.00
                                                                                               -----------          -----------

Net asset value, end of period ..........................................                      $     13.83          $     10.28
                                                                                               ===========          ===========

Total return ............................................................                            38.75 %               2.80 %
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period .........................................                      $ 2,294,593          $ 1,635,414
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................                             6.11 %              15.28 %(b)
           After expense reimbursements and waived fees .................                             1.30 %               1.30 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ................                            (5.80)%             (14.92)%(b)
           After expense reimbursements and waived fees .................                            (0.98)%              (0.94)%(b)

      Portfolio turnover rate ...........................................                            47.37 %              12.08 %

(a)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b)   Annualized.









                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the Periods ended
                                                                                                            March 31,
                                                                                                  2004                 2003 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................................                      $      10.27          $     10.00

      Income from investment operations
           Net investment loss .........................................                             (0.10)               (0.03)
           Net realized and unrealized gain on investments .............                              4.04                 0.30
                                                                                               -----------          -----------

               Total from investment operations ........................                              3.94                 0.27
                                                                                               -----------          -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ..............                             (0.42)                0.00
                                                                                               -----------          -----------

Net asset value, end of period .........................................                       $     13.79          $     10.27
                                                                                               ===========          ===========

Total return ...........................................................                             38.49 %               2.70 %
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period ........................................                       $ 1,766,416          $   542,081
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............                              6.47 %              13.67 %(b)
           After expense reimbursements and waived fees ................                              1.55 %               1.56 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...............                             (6.15)%             (13.36)%(b)
           After expense reimbursements and waived fees ................                             (1.22)%              (1.25)%(b)

      Portfolio turnover rate ..........................................                             47.37 %              12.08 %

(a) For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b) Annualized.









                                                                                     See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Mid-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund began operations on September 30, 2002. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss of $33,406, a reclassification adjustment of $28,914 has been charged to undistributed net realized gains, $4,492 has been charged to paid-in capital, and accumulated net investment loss has been credited $33,406, bringing it to zero.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.30% of the average daily net assets of the Fund's Institutional Shares and 1.55% of the daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $23,547 ($0.10 per share) and has reimbursed expenses in the amount of $128,705 for the year ended March 31, 2004.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.





                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $2,656 of such expenses for the Investor Shares under the Plan for the year ended March 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,518,958 and $1,412,467, respectively, for the year ended March 31, 2004.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.42 per share in capital gain distributions for the year ended March 31, 2004, $0.05 represents long-term capital gains and $0.37 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.









                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


INFORMATION ABOUT TRUSTEES AND OFFICERS

          The business and affairs of the Fund and the Trust are managed under the direction of the Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,750 during the fiscal year ended March 31, 2004 from the Fund for their services to the Fund and Trust.

--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Jack E. Brinson, 71         Trustee,     Since 1990    Retired;  Previously,   President        8       Independent Trustee of the
                            Chairman                   of   Brinson    Investment    Co.                following:   Gardner  Lewis
                                                       (personal     investments)    and                Investment Trust for the
                                                       President  of Brinson  Chevrolet,                three series of that trust;
                                                       Inc. (auto dealership)                           New Providence   Investment
                                                                                                        Trust for the one series of
                                                                                                        that trust; Hillman Capital
                                                                                                        Management Investment Trust
                                                                                                        for the two series of that
                                                                                                        trust;    MurphyMorris
                                                                                                        Investment  Trust  for  the
                                                                                                        one series of  that  trust;
                                                                                                        Merit  Advisors  Investment
                                                                                                        Trust  and  the  one series
                                                                                                        of that trust; Merit
                                                                                                        Advisors Investment Trust II
                                                                                                        and the one series of that
                                                                                                        trust; and de Leon Funds
                                                                                                        Trust for the one series of
                                                                                                        that trust (all registered
                                                                                                        investment companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
J. Buckley Strandberg, 44   Trustee      Since 1991    President  of Standard  Insurance        8       Independent Trustee of Merit
                                                       and   Realty    (insurance    and                Advisors  Investment  Trust
                                                       property management)                             and the one series of that
                                                                                                        trust; Merit Advisors
                                                                                                        Investment Trust II and the
                                                                                                        one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)


                                       99

                                      THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                ADDITIONAL INFORMATION

                                                    March 31, 2004
                                                     (Unaudited)



--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                         Independent Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
James H. Speed, Jr., 50     Trustee      Since 2002    President  and  CEO of NC  Mutual        8       Independent Trustee  of  RBC
                                                       Insurance   Company    (insurance                Funds,  Inc. for its six
                                                       company)    since    May    2003;                series (all   registered
                                                       President   of  Speed   Financial                investment companies)
                                                       Group,  Inc.  (consulting/private
                                                       investments)since  March 2000;
                                                       Senior Vice President, Chief
                                                       Financial Officer & Treasurer of
                                                       Hardee's Food Systems, Inc. (food
                                                       service retailer) from July 1997
                                                       to  March  2000; Senior  Vice
                                                       President Controller of  Hardee's
                                                       Food Systems, Inc. from January
                                                       1995 to July 1997
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                          Interested Trustees
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Richard K. Bryant, 44        Trustee;     Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249        President    since  2002; Group,  Inc.  (distributor of the
Raleigh,   North   Carolina  and          President    Fund);  Vice President of Capital
27622                        Principal    since  1990; Investment     Counsel,      Inc.
                             Executive    Principal    (advisor  of  the  Capital  Value
                             Officer,     Executive    Fund);   President   of   Capital
                             Capital      Officer      Investment    Brokerage,     Inc.
                             Value Fund   since 2002   (broker/dealer     firm);     and
                                                       President of Capital Value  Fund;
                                                       Trustee   of the    Trust since
                                                       September 2002; previously,
                                                       Trustee  of the  Trust from  1990
                                                       until   June 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Keith A. Lee, 44            Trustee;     Trustee       Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street      Vice         since         Capital     Management,      Inc.
Baltimore, Maryland 21202   President    2002;   Vice  (advisor  of  the  Brown  Capital
                            and          President     Management    Funds)   and   Vice
                            Principal    since  1992;  President  of the  Brown  Capital
                            Executive    Principal     Management Funds;  Trustee of the
                            Officer,     Executive     Trust since June 2002
                            the Brown    Officer
                            Capital      since 2002
                            Management
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment Counsel,  Inc., the advisor of the Capital Value Fund, and Capital Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Eddie C. Brown, 63          President,   Since         President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street      the Brown    1992          Management,   Inc.;   previously,
Baltimore, Maryland  21202  Capital                    Trustee  of the  Trust  from 1992
                            Management                 until June 2002
                            Funds
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Elmer O. Edgerton, Jr., 54  Vice         Since         President  of Capital  Investment       n/a                    n/a
Post Office Box  32249      President,   1990          Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina     Capital                    Carolina;   Vice   President   of
27622                       Value Fund                 Capital  Investment Group,  Inc.,
                                                       Raleigh,  North  Carolina;   Vice
                                                       President  of Capital  Investment
                                                       Brokerage, Inc.
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

                                                                                                                        (Continued)

                                      100

                                      THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                ADDITIONAL INFORMATION

                                                    March 31, 2004
                                                     (Unaudited)


--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                            Position(s)   Length of                                          Complex
        Name, Age,           held with     Time             Principal Occupation(s)        Overseen by   Other Directorships Held by
        And Address         Fund/Trust     Served            During Past 5 Years            Trustee                Trustee
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
                                                            Other Officers
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
R. Mark Fields, 51          Vice         Since         Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street     President,   1992          Limited,   LLC  (advisor  of  the
2nd Floor                   EARNEST                    EARNEST   Partners  Fixed  Income
Jackson, Mississippi 39201  Partners                   Trust),  since 1999;  previously,
                            Fixed                      Vice    President   of   Investek
                            Income                     Capital     Management,     Inc.,
                            Trust                      Jackson,    Mississippi   (former
                                                       advisor of the  EARNEST  Partners
                                                       Fixed Income Trust)
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Douglas S. Folk, 43         Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1998          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;  Vice  President  of
Atlanta, Georgia  30309     Partners                   Investek   Capital    Investment,
                            Fixed                      Inc., Jackson,  Mississippi, 1996
                            Income                     to 1999
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
John M. Friedman, 60        Vice         Since         Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street        President,   1992          EARNEST  Partners  Limited,  LLC,
Suite 2300                  EARNEST                    since  1999;   previously,   Vice
Atlanta, Georgia  30309     Partners                   President  of  Investek   Capital
                            Fixed                      Management,     Inc.,    Jackson,
                            Income                     Mississippi
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Michael T. McRee, 60        President    President     Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street     and          since         Partners   Limited,   LLC   since
2nd Floor                   Principal    1992;         1999;  previously,  President  of
Jackson, Mississippi 39201  Executive    Principal     Investek   Capital    Management,
                            Officer,     Executive     Inc.,    Jackson,    Mississippi;
                            EARNEST      Officer       President   of  Investek   Timber
                            Partners     since 2002    Management   (timber   management
                            Fixed                      and marketing)
                            Income
                            Trust
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
L. Norfleet Smith, Jr., 41  Principal    Since         Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street        Executive    2002          Smith & Thomas Asset  Management,
Suite 1700                  Officer,                   LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510    WST Growth                 Fund), Norfolk, Virginia
                            Fund
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Wayne F. Wilbanks, 43       President,   Since         President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street        WST Growth   1997          Thomas
Suite 1700                  Fund                       Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                               Virginia
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
C. Frank Watson III, 33     Secretary,   Since         President  and  Chief   Operating       n/a                    n/a
                            Treasurer,   1994;         Officer   (since   1999)  of  The
                            and          Treasurer     Nottingham                Company
                            Principal    and           (administrator   to  the   Fund);
                            Financial    Principal     previously,    Chief    Operating
                            Officer      Financial     Officer of The Nottingham Company
                            Officer
                            since 2002
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------
Julian G. Winters, 35       Assistant    Since         Vice         President-Compliance       n/a                    n/a
                            Secretary    2002          Administration  (since  1998)  of
                            and                        The      Nottingham      Company;
                            Assistant                  previously,  Fund Accountant, The
                            Treasurer                  Nottingham Company
--------------------------- ------------ ------------- ---------------------------------- ------------- ----------------------------

Deloitte

                                                  Deloitte & Touche LLP
                                                  Two World Financial Center
                                                  New York, New York  10281-1414
                                                  USA

                                                  Tel: + 1 212 436-2000
                                                  Fax: + 1 212 436-5000
                                                  www.us.deloitte.com
INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Mid-Cap Fund (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the year and period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Mid-Cap Fund as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the year and period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 19, 2004



                                                        Member of
                                                        Deloitte Touche Tohmatsu

                    (This page was intentionally left blank.)

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II







For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Brown Capital Management
116 South Franklin Street                      1201 North Calvert Street
Post Office Drawer 4365                        Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                              World Wide Web @:

ncfunds.com                                    browncapital.com






                                                      [LOGO]
                                               BROWN CAPITAL MANAGEMENT

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 22. Exhibits
         --------

(a)(1)   Amended and Restated Declaration of Trust.^9

(a)(2)   Certificate   of   Designation   for  The  Brown   Capital   Management
         International Equity Fund.^18

(a)(3)   Certificate of Designation for the WST Growth Fund Class C Shares.^20

(a)(4)   Certificate of Designation for the Capital Value T Shares.^21

(a)(5) Certificate of Designation for The Brown Capital Management Mid-Cap Fund.^25

(b)      Amended and Restated By-laws.^9

(c) Certificates for shares are not issued. Articles V, VI, VIII, IX and X of the Amended and Restated Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of shares of the Trust.^9

(d)(1) Investment Advisory Agreement between The Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^20

(d)(2) Amendment to the Investment Advisory Agreement between The Nottingham Investment Trust II and Capital Investment Counsel, Inc., as Advisor to the Capital Value Fund.^20

(d)(3) Investment Advisory Agreement between The Nottingham Investment Trust II and Investek Capital Management, Inc., as Advisor to the EARNEST Partners Fixed Income Trust.^2

(d)(4) Interim Investment Advisory Agreement between The Nottingham Investment Trust II and EARNEST Partners Limited, LLC, as Advisor to the EARNEST Partners Fixed Income Trust.^21

(d)(5) Investment Advisory Agreement between The Nottingham Investment Trust II and EARNEST Partners Limited, LLC, as Advisor to the EARNEST Partners Fixed Income Trust.^ 22

(d)(6) Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Equity Fund.^4

(d)(7) Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Balanced Fund.^4

(d)(8) Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Small Company Fund.^4

(d)(9) Amended and Restated Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Small Company Fund and The Brown Capital Management International Equity Fund.^16

(d)(10) Amended and Restated Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Equity Fund and The Brown Capital Management Balanced Fund.^23

(d)(11) Investment Advisory Agreement between The Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, LLC, as Advisor to the WST Growth Fund.^13

(d)(12)  Amended  and  Restated   Investment   Advisory  Agreement  between  The
         Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, LLC, as Advisor to the WST Growth Fund.^22

(d)(13) Investment Advisory Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., as Advisor to The Brown Capital Management Mid-Cap Fund.^25

(e)(1) Amended and Restated Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Capital Value Fund.^20

(e)(2) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the EARNEST Partners Fixed Income Trust.^11

(e)(3) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for The Brown Capital Management Equity Fund.^9

(e)(4) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for The Brown Capital Management Balanced Fund.^9

(e)(5) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the Brown Capital Management Small Company Fund.^9

(e)(6) Amended and Restated Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund.^22

(e)(7) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the WST Growth Fund.^11

(e)(8) Amended and Restated Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for the WST Growth Fund.^22

(e)(9) Distribution Agreement between The Nottingham Investment Trust II and Capital Investment Group, Inc., as Distributor for The Brown Capital Management Mid-Cap Fund.^25

(f)      Not Applicable.

(g)(1) Global Custodian Agreement between The Nottingham Investment Trust II and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank), as Foreign Custodian for The Brown Capital Management International Equity Fund.^22

(g)(2) Amendment to Global Custodian Agreement between The Nottingham Investment Trust II and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Foreign Custodian for The Brown Capital Management International Equity Fund.^23

(g)(3) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).^24

(g)(4) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^24

(g)(5)   Second  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^25

(g)(6) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^25

(g)(7)   Fourth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^25

(g)(8) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(9) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(10)  Seventh  Addendum  to  the  Master  Custodian   Agreement  between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(11) Individual Custodian Agreement between The Nottingham Investment Trust II and First Union National Bank, as Custodian with respect to the Capital Value Fund, WST Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, and The Brown Capital Management Small Company Fund.^24

(g)(12) First Addendum to the Individual Custodian Agreement between The Nottingham Investment Trust II and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian with respect to the Capital Value Fund, WST Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management Mid-Cap Fund.^25

(g)(13) Second Addendum to the Individual Custodian Agreement between The Nottingham Investment Trust II and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian with respect to the EARNEST Partners Fixed Income Trust.

(h)(1) Fund Accounting and Compliance Administration Agreement between The Nottingham Investment Trust II and The Nottingham Management Company, as Administrator.^15

(h)(2) Amended and Restated Fund Accounting and Compliance Administration Agreement between The Nottingham Investment Trust II and The Nottingham Management Company, as Administrator.^23

(h)(3) First Amendment to the Amended and Restated Fund Accounting and Compliance Administration Agreement between The Nottingham Investment Trust II and The Nottingham Management Company, as Administrator.^25

(h)(4) Dividend Disbursing and Transfer Agent Agreement between The Nottingham Investment Trust II and North Carolina Shareholder Services, LLC, as Transfer Agent.^15

(h)(5)   Amendment  to the Dividend  Disbursing  and  Transfer  Agent  Agreement
         between  The  Nottingham   Investment   Trust  II  and  North  Carolina
         Shareholder Services, LLC, as Transfer Agent.^23

(h)(6)   Second  Amendment  to  the  Dividend   Disbursing  and  Transfer  Agent
         Agreement between The Nottingham Investment Trust II and North Carolina Shareholder Services, LLC, as Transfer Agent.^25

(h)(7) Expense Limitation Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., with respect to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund.^16

(h)(8) Expense Limitation Agreement between The Nottingham Investment Trust II and Brown Capital Management, Inc., with respect to The Brown Capital Management Mid-Cap Fund.^25

(h)(9) Expense Limitation Agreement between The Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, LLC, with respect to the WST Growth Fund.^16

(h)(10) Expense Limitation Agreement between The Nottingham Investment Trust II and EARNEST Partners Limited, LLC, with respect to the EARNEST Partners Fixed Income Trust.^21

(h)(11) First Amendment to the Expense Limitation Agreement between The Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, LLC, with respect to the WST Growth Fund.

(i)(1)   Opinion and Consent of Dechert, Counsel,  regarding the legality of the
         securities   being   registered  with  respect  to  The  Brown  Capital
         Management International Equity Fund.^15

(i)(2) Opinion and Consent of Dechert, Counsel, regarding the legality of the securities being registered with respect to The WST Growth Fund's Class C Shares.^16

(i)(3) Opinion and Consent of Poyner & Spruill, L.L.P., Counsel, with respect to the Capital Value Fund's Investor Class Shares.^12

(i)(4) Consent of Dechert, Counsel, with respect to the Capital Value Fund, WST Growth Fund, and The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund.^22

(i)(5) Consent of Dechert, Counsel, with respect to the EARNEST Partners Fixed Income Trust.^21

(i)(6) Opinion and Consent of Parker, Poe, Adams, & Bernstein L.L.P. regarding the legality of the securities being registered with respect to The Brown Capital Management Mid-Cap Fund.^25

(j) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to the Capital Value Fund, EARNEST
         Partners Fixed Income Trust, WST Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.

(k)      Not applicable.

(l)      Initial Capital Agreement.^1

(m)(1) Distribution Plan under Rule 12b-1 for the Capital Value Fund Investor Class Shares.^10

(m)(2) Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Value Fund Investor Class Shares and T Shares.^21

(m)(3) Distribution Plan under Rule 12b-1 for the EARNEST Partners Fixed Income Trust.^11

(m)(4) Distribution Plan under Rule 12b-1 for The Brown Capital Management Equity Fund Investor Shares.^9

(m)(5) Distribution Plan under Rule 12b-1 for The Brown Capital Management Balanced Fund Investor Shares.^9

(m)(6) Distribution Plan under Rule 12b-1 for The Brown Capital Management Small Company Fund Investor Shares.^9

(m)(7) Distribution Plan under Rule 12b-1 for the WST Growth Fund Investor Class Shares.^13

(m)(8) Distribution Plan under Rule 12b-1 for the WST Growth Fund Class C Shares.^16

(m)(9) Distribution Plan under Rule 12b-1 for The Brown Capital Management Mid-Cap Fund Investor Shares.^25

(n)(1)   Amended and Restated Rule 18f-3 Multi-Class Plan.^14

(n)(2)   Amended and Restated Rule 18f-3 Multi-Class Plan.^16

(n)(3)   Amended and Restated Rule 18f-3 Multi-Class Plan.^21

(o)      Reserved.

(p)(1) Amended and Restated Code of Ethics for The Nottingham Investment Trust II.^24

(p)(2) First Addendum to the Amended and Restated Code of Ethics for The Nottingham Investment Trust II.^25

(p)(3) Code of Ethics for Capital Investment Group, Inc., Distributor to The Nottingham Investment Trust II.^23

(p)(4) Amended and Restated Code of Ethics for Capital Investment Counsel, Inc., Advisor to the Capital Value Fund.^24

(p)(5) Amended and Restated Code of Ethics for EARNEST Partners Limited, LLC, Advisor to the EARNEST Partners Fixed Income Trust.^24

(p)(6) Code of Ethics for Brown Capital Management, Inc., Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.^23

(p)(7) Amended and Restated Code of Ethics for Wilbanks, Smith & Thomas Asset Management, LLC, Advisor to the WST Growth Fund.^24

(p)(8) Code of Ethics for Brown Capital Management, Inc. Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.

(p)(9) Code of Ethics for EARNEST Partners Limited, LLC, Advisor to the EARNEST Partners Fixed Income Trust.

(q)(1)   Powers of Attorney.^24

(q)(2)   Additional Power of Attorney.

-----------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on September 20, 1991 (File No. 33-37458).
3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 22, 1992 (File No. 33-37458).
4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 27, 1992 (File No. 33-37458).
5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 30, 1993 (File No. 33-37458).
6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 26, 1994 (File No. 33-37458).
7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 1994 (File No. 33-37458).
8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 7, 1994 (File No. 33-37458).
9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 2, 1995 (File No. 33-37458).
10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 1, 1995 (File No. 33-37458).
11. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 12, 1996 (File No. 33-37458).
12. Incorporated herein by reference to Registrant's Form 24f-2 filing filed on May 29, 1997 (File No. 33-37458).
13. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 24, 1997 (File No. 33-37458).
14. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 20, 1998 (File No. 33-37458).
15. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).
16. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on March 16, 1999 (File No. 33-37458).
17. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 33-37458).
18. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 28, 1999 (File No. 33-37458).
19. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on June 1, 1999 (File No. 33-37458).
20. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on September 22, 1999 (File No. 33-37458).
21. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 2, 2000 (File No. 33-37458).
22. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 1, 2000 (File No. 33-37458).
23. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 30, 2001 (File No. 33-37458).
24. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 2002 (File No. 33-37458).
25. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 2003 (File No. 33-37458).

ITEM 23. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

     No person is controlled by or under common control with The Nottingham Investment Trust II ("Registrant").


ITEM 24. Indemnification
         ---------------

     The Amended and Restated Declaration of Trust ("Declaration of Trust") and Amended and Restated Bylaws ("Bylaws") of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

     The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

     No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

     The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

     Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

     This indemnification will be provided with respect to an action, suit or proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

     In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor. These agreements provide indemnification for the respective investment advisors, distributors and their affiliates. Some of these persons may also be serving as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 25. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

     See the Prospectuses section entitled "Management of the Funds - The Investment Advisor" and the Statements of Additional Information section entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisors currently serve as Advisors to numerous institutional and individual clients.


ITEM 26. Principal Underwriter
         ---------------------

     (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, the Capital Value Fund, the EARNEST Partners Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, the WST Growth Fund, the Wisdom Fund, Hillman Total Return Fund, the Hillman Aggressive Equity Fund, the Turnaround Fund, the CM Adviser's Fund, the PMFM ETF Portfolio Trust, the PMFM Moderate Portfolio Trust, the MurphyMorris ETF Fund, the Merit High Yield Fund and the Merit High Yield Fund II.

     (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, North Carolina 27622, telephone: 919-831-2370.

            (1)                           (2)                      (3)
                                 Position and Offices     Positions and Offices
           Name                    With Underwriter          with Registrant
           ----                    ----------------          ---------------

     Richard K. Bryant                 President                   None

    E.O. Edgerton, Jr.              Vice President                 None

     Delia Z. Ferrell                  Secretary                   None

      Con T. McDonald          Assistant Vice-President            None

   W. Harold Eddins, Jr.       Assistant Vice-President            None

     Annelise Brittian         Assistant Vice-President            None


     (c)  Not applicable


ITEM 27. Location of Accounts and Records
         --------------------------------

     All account books and records not normally held by Wachovia Bank, N.A. the Custodian to The Nottingham Investment Trust II, are held by The Nottingham Investment Trust II in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to The Nottingham Investment Trust II; or by each of the Advisors to The Nottingham Investment Trust II.

     The address of The Nottingham Company, Inc. is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Wachovia Bank, N.A., Custodian for the Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust and the WST Growth Fund, is 123 South Broad Street, Philadelphia, Pennsylvania 19109. The address of Capital Investment Counsel, Inc., Advisor to the Capital Value Fund, is 17 Glenwood Avenue, Raleigh, North Carolina 27622. The address of EARNEST Partners Limited, LLC, Advisor to EARNEST Partners Fixed Income Trust, is 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309. The address of Brown Capital Management, Inc., Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management Mid-Cap Fund is 1201 N. Calvert Street, Baltimore, Maryland 21202. The address of Wilbanks, Smith & Thomas Asset Management, LLC, Advisor to the WST Growth Fund, is 150 West Main Street, Suite 1700, Norfolk, Virginia 23510.


ITEM 28. Management Services
         -------------------

     None.


ITEM 29. Undertakings
         ------------

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 29th day of July, 2004.



THE NOTTINGHAM INVESTMENT TRUST II


By:      /s/ C. Frank Watson III
       _____________________________________
       C. Frank Watson III
       Secretary, Treasurer, and Principal Financial Officer


Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 47 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                           *                        Trustee, Chairman
_________________________________________________
Jack E. Brinson                        Date


                           *                        Trustee
_________________________________________________
Richard K. Bryant                      Date


                           *                        Trustee
_________________________________________________
Keith A. Lee                           Date


                           *                        Trustee
_________________________________________________
James H. Speed, Jr.                    Date


                           *                        Trustee
_________________________________________________
J. Buckley Strandberg                  Date




  /s/ Julian G. Winters             July 29, 2004    Assistant Secretary
_________________________________________________    and Assistant Treasurer
Julian G. Winters                      Date


* By: /s/ C. Frank Watson III                              Dated: July 29, 2004
      ___________________________
        C. Frank Watson III
        Secretary, Treasurer, Principal Financial Officer, and Attorney-in-Fact

                                INDEX TO EXHIBITS
                                -----------------

                      (FOR POST-EFFECTIVE AMENDMENT NO. 47)
                      -------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A               NAME OF EXHIBIT
-------------              --------------------------

(g)(8)     Fifth  Addendum  to  the  Master  Custodian   Agreement  between  The
           Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(9)     Sixth  Addendum  to  the  Master  Custodian   Agreement  between  The
           Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(10) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(13) Second Addendum to the Individual Custodian Agreement between The Nottingham Investment Trust II and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian with respect to the EARNEST Partners Fixed Income Trust.

(h)(11) First Amendment to the Expense Limitation Agreement between The Nottingham Investment Trust II and Wilbanks, Smith & Thomas Asset Management, LLC, with respect to the WST Growth Fund.

(j) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm with respect to the Capital Value Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.

(p)(8) Code of Ethics for Brown Capital Management, Inc. Advisor to The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund.

(p)(9) Code of Ethics for EARNEST Partners Limited, LLC, Advisor to the EARNEST Partners Fixed Income Trust.